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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-05309
First American Investment Funds, Inc.
(Exact name of registrant as specified in charter)

800 Nicollet Mall, Minneapolis, MN (Address of principal executive offices)	55402 (Zip code)
Charles D. Gariboldi, Jr., 800 Nicollet Mall, Minneapolis, MN 55402
(Name and address of agent for service)
Registrant’s telephone number, including area code:       800-677-3863
Date of fiscal period end:       June 30, 2009
Date of reporting period:       December 31, 2009
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Report to Shareholders

First American Funds.

December 31, 2009

2009 Semiannual Report

Tax Free Income Funds

Mutual fund investing involves risk; principal loss is possible.

Income from tax-exempt funds may be subject to state and local taxes and a portion of income may be subject to federal income tax, including the alternative minimum tax. Capital gains distributions, if any, will be subject to tax.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Arizona Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	78.2%
General Obligations[3]	14.0
Certificates of Participation[3]	4.8
Short-Term Investment	1.6
Other Assets and Liabilities, Net[4]	1.4

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	10.2%
AA	17.3
A	40.6
BBB	22.4
Non-Rated	9.5

100.0%

California Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	66.0%
General Obligations[3]	28.0
Certificates of Participation[3]	4.5
Short-Term Investment	0.5
Other Assets and Liabilities, Net[4]	1.0

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	3.6%
AA	23.1
A	38.2
BBB	31.1
BB	0.8
Non-Rated	3.2

100.0%

Colorado Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	70.8%
General Obligations[3]	19.4
Certificates of Participation[3]	8.9
Short-Term Investment	2.1
Other Assets and Liabilities, Net[4]	(1.2)

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	1.4%
AA	42.2
A	23.3
BBB	22.4
Non-Rated	10.7

100.0%

Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	65.1%
General Obligations[3]	29.3
Certificates of Participation[3]	2.0
Short-Term Investments	2.7
Other Assets and Liabilities, Net[4]	0.9

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	7.3%
AA	30.7
A	32.5
BBB	18.6
BB	0.3
Non-Rated	10.6

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless different ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2009, 10.4%, 1.9%, 6.1%, and 12.6% of net assets in Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, and Intermediate Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

2   First American Funds 2009 Semiannual Report

Minnesota Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	68.9%
General Obligations[3]	25.4
Certificates of Participation[3]	2.4
Short-Term Investments	2.2
Other Assets and Liabilities, Net[4]	1.1

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	4.9%
AA	34.5
A	32.9
BBB	16.0
BB	2.4
Non-Rated	9.3

100.0%

Minnesota Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	80.8%
General Obligations[3]	13.1
Certificate of Participation[3]	1.3
Short-Term Investments	3.7
Other Assets and Liabilities, Net[4]	1.1

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	16.5%
AA	19.0
A	38.6
BBB	5.9
BB	1.0
Non-Rated	19.0

100.0%

Missouri Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	83.6%
General Obligations[3]	7.3
Certificates of Participation[3]	6.9
Short-Term Investment	1.2
Other Assets and Liabilities, Net[4]	1.0

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	15.8%
AA	28.8
A	22.8
BBB	22.7
BB or lower	1.0
Non-Rated	8.9

100.0%

Nebraska Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	72.2%
General Obligations[3]	23.1
Short-Term Investment	3.7
Other Assets and Liabilities, Net[4]	1.0

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	2.8%
AA	48.2
A	30.1
BBB	5.3
BB or Lower	1.8
Non-Rated	11.8

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless different ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2009, 7.8%, 3.3%, 5.1%, and 3.1% of net assets in Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, and Nebraska Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

First American Funds 2009 Semiannual Report   3

Holdings Summaries

Ohio Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	58.7%
General Obligations[3]	30.5
Certificates of Participation[3]	1.7
Short-Term Investment	8.1
Other Assets and Liabilities, Net[4]	1.0

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	10.1%
AA	45.4
A	28.4
BBB	11.3
Non-Rated	4.8

100.0%

Oregon Intermediate Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

General Obligations[3]	46.9%
Revenue Bonds[3]	44.8
Certificates of Participation[3]	4.7
Short-Term Investments	5.0
Other Assets and Liabilities, Net[4]	(1.4)

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	2.0%
AA	60.4
A	20.3
BBB	11.9
Non-Rated	5.4

100.0%

Short Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	48.9%
General Obligations[3]	12.0
Certificates of Participation[3]	1.8
Short-Term Investments	41.9
Other Assets and Liabilities, Net[4]	(4.6)

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	18.4%
AA	36.4
A	27.7
BBB	5.8
BB	1.1
Non-Rated	10.6

100.0%

Tax Free Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Revenue Bonds[3]	85.5%
General Obligations[3]	11.3
Certificates of Participation[3]	0.6
Short-Term Investment	1.5
Other Assets and Liabilities, Net[4]	1.1

100.0%

 Bond Credit Quality as of December 31, 20092 (% of market value)

AAA	2.5%
AA	24.4
A	28.1
BBB	28.7
BB	2.3
Non-Rated	14.0

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security.

[2]	Individual security ratings are based on information from Moody’s Investors Service, Standard & Poor’s, and/or Fitch. If there are multiple ratings for a security, the lowest rating is used unless different ratings are provided by all three agencies, in which case the middle rating is used.

[3]	These sectors may include bonds that are pre-refunded or escrowed to maturity issues; see the fund’s Schedule of Investments. As of December 31, 2009, 8.9%, 8.8%, 1.4%, and 4.8% of net assets in Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund, respectively, were pre-refunded and escrowed to maturity issues.

[4]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

4   First American Funds 2009 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Arizona Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,076.90	$3.93

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$1,075.90	$6.02

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,079.20	$2.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 7.69%, 7.59%, and 7.92% for Class A, Class C, and Class Y, respectively.

First American Funds 2009 Semiannual Report   5

Expense Examples

 California Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,067.90	$3.39

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.93	$3.31

Class C Actual[2]	$1,000.00	$1,065.20	$5.99

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,068.70	$2.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.65%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 6.79%, 6.52%, and 6.87% for Class A, Class C, and Class Y, respectively.

 Colorado Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[4]	$1,000.00	$1,070.80	$3.91

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[4]	$1,000.00	$1,069.90	$6.00

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[4]	$1,000.00	$1,073.00	$2.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2009 of 7.08%, 6.99%, and 7.30% for Class A, Class C, and Class Y, respectively.

 Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[6]	$1,000.00	$1,053.10	$3.88

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[6,7]	$1,000.00	$1,013.80	$2.38

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,006.40	$2.37

Class Y Actual[6]	$1,000.00	$1,053.50	$3.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For Class C, the expenses are equal to the class’s annualized expense ratio for the period October 28, 2009 through December 31, 2009 of 1.35%.

[6]	Based on the actual returns for the six-month period ended December 31, 2009 of 5.31% and 5.35% for Class A and Class Y, respectively. For Class C, the actual is based on the return of 1.38% for the period October 28, 2009 through December 31, 2009.

[7]	Class C inception was October 28, 2009.

6   First American Funds 2009 Semiannual Report

 Minnesota Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,052.70	$3.88

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2,3]	$1,000.00	$1,013.50	$2.38

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,006.40	$2.37

Class Y Actual[2]	$1,000.00	$1,052.20	$3.62

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For Class C, the expenses are equal to the class’s annualized expense ratio for the period October 28, 2009 through December 31, 2009 of 1.35%.

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 5.27% and 5.22% for Class A and Class Y, respectively. For Class C, the actual is based on the return of 1.35% for the period October 28, 2009 through December 31, 2009.

[3]	Class C inception was October 28, 2009.

 Minnesota Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[4] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[5]	$1,000.00	$1,094.00	$4.49

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual[5]	$1,000.00	$1,090.60	$7.11

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[5]	$1,000.00	$1,093.90	$3.69

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[4]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[5]	Based on the actual returns for the six-month period ended December 31, 2009 of 9.40%, 9.06%, and 9.39% for Class A, Class C, and Class Y, respectively.

 Missouri Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[6] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[7]	$1,000.00	$1,072.70	$4.44

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual[7]	$1,000.00	$1,070.20	$7.04

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[7]	$1,000.00	$1,073.40	$3.66

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[6]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[7]	Based on the actual returns for the six-month period ended December 31, 2009 of 7.27%, 7.02%, and 7.34% for Class A, Class C, and Class Y, respectively.

First American Funds 2009 Semiannual Report   7

Expense Examples

 Nebraska Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,064.00	$3.90

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[2]	$1,000.00	$1,061.40	$5.98

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[2]	$1,000.00	$1,065.40	$2.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 6.40%, 6.14%, and 6.54% for Class A, Class C, and Class Y, respectively.

 Ohio Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[4]	$1,000.00	$1,060.30	$3.89

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[4]	$1,000.00	$1,058.10	$5.97

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,019.41	$5.85

Class Y Actual[4]	$1,000.00	$1,061.60	$2.60

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.68	$2.55

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.15%, and 0.50% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2009 of 6.03%, 5.81%, and 6.16% for Class A, Class C, and Class Y, respectively.

 Oregon Intermediate Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[5] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[6]	$1,000.00	$1,044.40	$4.38

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[6]	$1,000.00	$1,045.20	$3.61

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[5]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[6]	Based on the actual returns for the six-month period ended December 31, 2009 of 4.44% and 4.52% for Class A and Class Y, respectively.

8   First American Funds 2009 Semiannual Report

 Short Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,029.40	$3.79

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.48	$3.77

Class Y Actual[2]	$1,000.00	$1,030.10	$3.02

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.23	$3.01

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.74% and 0.59% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 2.94% and 3.01% for Class A and Class Y, respectively.

 Tax Free Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[4]	$1,000.00	$1,101.90	$3.97

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[4]	$1,000.00	$1,098.00	$7.14

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[4]	$1,000.00	$1,102.00	$3.71

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75%, 1.35%, and 0.70% for Class A, Class C, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2009 of 10.19%, 9.80%, and 10.20% for Class A, Class C, and Class Y, respectively.

First American Funds 2009 Semiannual Report   9

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Arizona Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 97.0%
Revenue Bonds – 78.2%
Continuing Care Retirement Communities – 8.7%
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	$200	$239
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	400	270
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	91
Maricopa County Industrial Development Authority, Senior Living Health Care, Immanuel Care, Series A (GNMA)
4.850%, 08/20/2026	750	757
5.000%, 08/20/2035	500	489
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	157	149

		1,995

Education – 6.4%
Anderson, Indiana, Economic Development, Anderson University Project
5.000%, 10/01/2032	425	360
Glendale Industrial Development Authority, Midwestern University
5.250%, 05/15/2014	140	152
5.000%, 05/15/2031	500	469
Series A, Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2021 ◊	250	270
Pima County Industrial Development Authority, American Charter Schools Foundation
Series A
5.500%, 07/01/2026	275	225

		1,476

Healthcare – 24.8%
Arizona Health Facilities Authority, Banner Health
Series A
5.000%, 01/01/2021	280	287
Series D
5.375%, 01/01/2032	150	151
Arizona Health Facilities Authority, Blood Systems Incorporated
4.750%, 04/01/2025	300	297
Arizona Health Facilities Authority, John C. Lincoln Health Network Pre-refunded 12/01/2012 @ 101
5.750%, 12/01/2032 ◊	150	170
Glendale Industrial Development Authority
4.625%, 12/01/2027	200	179
Glendale Industrial Development Authority, John C. Lincoln Health Network
5.000%, 12/01/2032	100	89
Halifax Florida Hospital, Medical Center, Series A
5.000%, 06/01/2038	375	339
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	400	375
Johnson City, Tennessee Health & Educational Facilities Board
Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2025 ◊	100	113
Maricopa County Hospital, Sun Health Corporation Pre-refunded 04/01/2024 @ 100
5.000%, 04/01/2025 ◊	200	232
Maricopa County Industrial Development Authority, Catholic Healthcare West
Series A
5.375%, 07/01/2023	500	511
5.250%, 07/01/2032	100	98
Scottsdale Industrial Development Authority, Scottsdale Healthcare Pre-refunded 12/01/2011 @ 101
5.700%, 12/01/2021 ◊	1,000	1,103
Series A
5.250%, 09/01/2030	350	323
University Medical Center Corporation
5.000%, 07/01/2016	250	259
5.000%, 07/01/2024	450	439
Yavapai County Industrial Development Authority, Yavapai Regional Medical Center
Series A (RAAI)
5.250%, 08/01/2021	375	367
6.000%, 08/01/2033	100	100
Yuma Industrial Development Authority, Yuma Regional Medical Center Escrowed to Maturity (NATL)
5.500%, 08/01/2017 §	250	270

		5,702

Housing – 4.3%
Douglas Community Housing Corporation, Rancho La Perilla, Series A (GNMA)
5.900%, 07/20/2020	500	511
6.000%, 07/20/2025	475	486

		997

Lease Revenue – 5.6%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2032	200	182
Arizona State University Nanotechnology Project
Series A (AGC)
5.000%, 03/01/2034	200	206
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project
8.000%, 05/01/2025	250	283
Peoria Municipal Development Authority
5.000%, 07/01/2015	310	357
Pinal County Industrial Development Authority Correctional Facilities Contract, Florence West Prison Project, Series A (ACA)
5.000%, 10/01/2016	250	249

		1,277

Miscellaneous – 3.4%
Greater Arizona Development Authority Infrastructure, Series B
5.250%, 08/01/2026	750	776

Tax Revenue – 14.4%
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	500	540
Greater Arizona Development Authority, Infrastructure, Pinal County Road Project
Series 1 (NATL)
4.500%, 08/01/2025	750	742

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Semiannual Report

Arizona Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Marana Municipal Property Corporation
Series A
5.000%, 07/01/2028	$250	$263
Marana Tangerine Farms Road Improvement District
4.600%, 01/01/2026	241	213
Peoria Improvement District #0601
4.250%, 01/01/2022	465	464
Queen Creek Improvement District #001
5.000%, 01/01/2020	300	286
Scottsdale Municipal Property Corporation, Excise Tax, Series C Convertible CABs (AMBAC)
0.000% through 06/30/2013, thereafter 4.550%, 07/01/2021 ◗	500	449
Yuma Improvement District #68
4.700%, 01/01/2021	365	345

		3,302

Utilities – 10.6%
Cottonwood Water (SGI)
5.000%, 07/01/2017	250	255
Gilbert Water Resources Municipal Property Corporation, Wastewater System Development & Utility
5.000%, 04/01/2017	125	125
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Series A (AGC)
5.000%, 07/01/2028	1,000	1,022
Salt Verde Financial Corporation, Gas
5.000%, 12/01/2037	550	468
Tucson Water, Series 1994-A (NATL)
6.250%, 07/01/2016	170	199
Yavapai County Industrial Development Authority, Waste Management Incorporated Project, Series A-1 (AMT)
4.900%, 03/01/2028	400	368

		2,437

Total Revenue Bonds		17,962

General Obligations – 14.0%
Centerra Community Facilities Distributors
5.500%, 07/15/2029	183	143
Chandler
4.375%, 07/01/2028	500	510
Greenlee County School District #18, Morenci School Improvement
5.000%, 07/01/2012	165	174
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,045
Pinal County Unified School District #1, Florence School Improvement Project of 2006, Series A (FGIC) (NATL)
5.000%, 07/01/2027	1,000	1,045
Tucson
5.500%, 07/01/2018	250	291

Total General Obligations		3,208

Certificates of Participation – 4.8%
Arizona School Facilities Board
5.250%, 09/01/2023	500	535
Northern Arizona University, Research Projects (AMBAC)
5.000%, 09/01/2023	140	142
Pinal County
5.000%, 12/01/2014	400	432

Total Certificates of Participation		1,109

Total Municipal Bonds
(Cost $22,217)		22,279

Short-Term Investment – 1.6%
Federated Arizona Municipal Cash Trust
0.010% Ω
(Cost $360)	359,783	360

Total Investments ▲ – 98.6%
(Cost $22,577)		22,639

Other Assets and Liabilities, Net – 1.4%		332

Total Net Assets – 100.0%		$22,971

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $22,577. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$769
Gross unrealized depreciation	(707)

Unrealized appreciation	$62

ACA –	ACA Financial Guaranty Corporation

AGC –	Assured Guaranty Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to AMT was $368 which represents 1.6% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

GNMA –	Government National Mortgage Association

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance Inc.

SGI –	Syncora Guarantee Inc.

First American Funds 2009 Semiannual Report   11

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 98.5%
Revenue Bonds – 66.0%
Continuing Care Retirement Communities – 0.9%
Association of Bay Area Governments Financial Authority, Lincoln Glen Manor Senior Citizens (CMI)
6.100%, 02/15/2025	$250	$250
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	300	229
La Verne, Brethren Hillcrest Homes
Series B (ACA)
5.600%, 02/15/2033	500	380

		859

Economic Development – 1.1%
Port of Oakland, Series B (NATL)
5.000%, 11/01/2018	1,000	1,079

Education – 13.3%
Association of Bay Area Governments Financial Authority, Schools of the Sacred Heart
Series A, Escrowed to Maturity
5.900%, 06/01/2010 §	200	204
California Educational Facilities Authority
Series B, Escrowed to Maturity
6.000%, 06/01/2010 §	85	87
Series B, Pre-refunded 06/01/2010 @ 101
6.625%, 06/01/2020 ◊	180	187
6.625%, 06/01/2020 ◊	35	36
California Educational Facilities Authority, Claremont Graduate University, Series A
4.750%, 03/01/2020	655	667
5.000%, 03/01/2020	240	247
5.000%, 03/01/2023	865	878
5.125%, 03/01/2028	500	500
California Educational Facilities Authority, Fresno Pacific University, Series A
6.750%, 03/01/2019	380	379
California Educational Facilities Authority, Golden Gate University
5.000%, 10/01/2020	430	390
California Educational Facilities Authority, Lutheran University, Series C
4.750%, 10/01/2015	675	692
California Educational Facilities Authority, Pitzer College
5.375%, 04/01/2034	1,000	973
California Educational Facilities Authority, University of Redlands, Series A
5.000%, 10/01/2020	1,000	1,018
5.000%, 08/01/2028	1,000	984
California Educational Facilities Authority, University of the Pacific
5.000%, 11/01/2015	300	327
5.000%, 11/01/2030	1,000	983
California Educational Facilities Authority, Woodbury University
4.400%, 01/01/2015	450	425
4.500%, 01/01/2016	470	439
California Municipal Finance Authority, American Heritage Education Foundation Project
Series A
5.250%, 06/01/2026	400	346
California Municipal Finance Authority, Biola University
5.000%, 10/01/2018	1,000	1,004
5.625%, 10/01/2023	500	513
California Municipal Finance Authority, Loma Linda University
4.250%, 04/01/2018	300	303
4.375%, 04/01/2019	300	301
California State University, Series C (NATL)
5.000%, 11/01/2025	1,000	1,027
California Statewide Communities Development Authority, Viewpoint School (ACA)
4.125%, 10/01/2014	405	402

		13,312

Healthcare – 16.9%
Association of Bay Area Governments Financial Authority, Children’s Hospital & Research
Series A
4.500%, 12/01/2019	425	416
4.750%, 12/01/2022	350	340
California Health Facilities Financing Authority, Adventist Health System West, Series C
5.250%, 03/01/2021	500	510
California Health Facilities Financing Authority, Casa Colina
5.500%, 04/01/2013	350	362
California Health Facilities Financing Authority, Catholic Healthcare West, Series G
5.500%, 07/01/2025	1,000	1,027
California Health Facilities Financing Authority, Marshall Medical Center, Series A (CMI)
4.750%, 11/01/2019	1,760	1,711
California Health Facilities Financing Authority, Scripps Health, Series A
5.000%, 10/01/2022	200	207
California Health Facilities Financing Authority, Sutter Health, Series A
5.000%, 08/15/2038	250	230
California Statewide Communities Development Authority, Adventist Health, Series A
5.000%, 03/01/2030	300	284
California Statewide Communities Development Authority, Catholic Healthcare West, Series C
5.625%, 07/01/2035	1,000	1,012
California Statewide Communities Development Authority, Daughters of Charity Health
Series A
5.250%, 07/01/2030	100	91
Series G
5.250%, 07/01/2013	400	416
California Statewide Communities Development Authority, Elder Care Alliance, Series A, Escrowed to Maturity
7.250%, 11/15/2011 §	280	301
California Statewide Communities Development Authority, Enloe Medical Center, Series A (CMI)
5.250%, 08/15/2019	125	128
5.500%, 08/15/2023	500	508

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Semiannual Report

California Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital
Series A (CMI)
5.000%, 10/01/2020	$500	$489
5.000%, 10/01/2027	400	368
Series B (AMBAC) (CMI)
5.200%, 10/01/2037	500	446
California Statewide Communities Development Authority, Jewish Home (CMI)
4.500%, 11/15/2019	560	542
5.000%, 11/15/2037	500	432
California Statewide Communities Development Authority, Redlands Community Hospital
Series A (RAAI)
5.000%, 04/01/2015	500	515
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.500%, 07/01/2027	1,100	1,154
Series C (FGIC)
5.500%, 07/01/2027	500	525
Loma Linda University Medical Center, Series A
5.000%, 12/01/2015	1,000	1,000
8.250%, 12/01/2038	1,000	1,095
Sierra View Health Care District
5.250%, 07/01/2024	1,000	977
5.300%, 07/01/2026	1,000	970
Turlock Health Facilities, Emanuel Medical Center
5.000%, 10/15/2024	1,000	886

		16,942

Housing – 2.3%
Aztec Shops, California Auxiliary Organization, San Diego State University
5.400%, 09/01/2011	1,035	1,059
California Rural Home Mortgage Finance Authority, Single Family Mortgage
Series B (AMT) (FNMA) (GNMA)
5.650%, 06/01/2010	5	5
Series D (AMT) (FNMA) (GNMA)
5.250%, 06/01/2010	5	5
California Statewide Communities Development Authority, UCI East Campus
5.500%, 05/15/2026	410	402
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.150%, 12/01/2031	1,000	796

		2,267

Lease Revenue – 11.1%
Apple Valley Public Financing Authority, Town Hall Annex Project, Series A (AMBAC)
4.500%, 09/01/2017	535	565
5.000%, 09/01/2027	500	511
California Public Works Board, California Community Colleges
Series A
4.875%, 12/01/2018	200	199
Series B
5.500%, 06/01/2019	1,035	1,054
California Public Works Board, Department of Corrections & Rehabilitation, Series F (FGIC) (NATL)
5.000%, 11/01/2016	1,500	1,557
California Public Works Board, Department of Mental Health Coalinga, Series A
5.500%, 06/01/2016	540	565
California Public Works Board, Regents University of California, Series E
5.000%, 04/01/2034	1,250	1,248
California Public Works Board, Trustees of the California State University, Series J
5.500%, 11/01/2026	695	684
California Public Works Board, Various Capital Projects, Series G-1
5.750%, 10/01/2030	1,500	1,487
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A, Convertible CABs (AGM)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 ◗	1,900	1,717
Los Angeles Community Redevelopment Agency, Manchester Social Services Project (AMBAC)
5.000%, 09/01/2016	1,200	1,252
Yuba Levee Financing Authority Project
Series A (AGC)
5.000%, 09/01/2038	250	244

		11,083

Miscellaneous – 3.3%
California Infrastructure & Economic Development, Salvation Army Western (AMBAC)
4.000%, 09/01/2018	350	357
Golden West Schools Financing Authority
Series A (NATL)
5.700%, 02/01/2013	670	748
5.750%, 02/01/2014	770	878
5.800%, 08/01/2022	320	367
5.800%, 08/01/2023	345	397
Series A, Zero Coupon Bond (NATL)
2.391%, 02/01/2012 ¤	535	509

		3,256

Recreational Facility Authority – 1.2%
California Infrastructure & Economic Development, Performing Arts Center
4.000%, 12/01/2015	100	103
California State University Fresno Association, Auxiliary Organization Event Center Pre-refunded 07/01/2012 @ 101
6.000%, 07/01/2022 ◊	1,000	1,132

		1,235

Tax Revenue – 8.7%
Antioch Area Public Facilities Financing Agency, Special Tax, Community Facilities District #1989-1 (AMBAC)
4.000%, 08/01/2018	1,000	945
Corona Redevelopment Agency, Tax Allocation, Temescal Canyon Project Area, Series A (AGC)
4.125%, 11/01/2017	205	208
Grass Valley Redevelopment Agency, Tax Allocation
6.400%, 12/01/2034	400	403

First American Funds 2009 Semiannual Report   13

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Los Angeles County Community Facilities District #3, Special Tax, Improvement Area B
Series A (AMBAC)
5.250%, 09/01/2018	$715	$717
Murrieta Community Facilities, Special Tax, District #2, The Oaks Improvement Area
Series A
5.750%, 09/01/2020	350	327
Norco, Special Tax, Community Facilities District #97-1 (AGC)
4.500%, 10/01/2016	260	273
4.875%, 10/01/2030	500	496
Palm Desert Financing Authority, Tax Allocation, Project Area #4, Series A (NATL)
5.000%, 10/01/2029	1,000	935
Poway Unified School District, Special Tax, Community Facilities District #6 4S Ranch
5.000%, 09/01/2023	650	615
Rancho Cucamonga Redevelopment Agency, Tax Allocation, Series A (NATL)
4.125%, 09/01/2018	310	296
5.000%, 09/01/2034	500	444
San Bernardino Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project
Series A (RAAI)
5.000%, 09/01/2016	850	882
San Francisco City & County Redevelopment Financing Authority, Tax Allocation, Mission Bay North Redevelopment Project, Series B (RAAI)
4.000%, 08/01/2012	295	300
4.100%, 08/01/2014	325	325
4.250%, 08/01/2016	250	241
4.375%, 08/01/2018	380	355
Sand City Redevelopment Agency, Tax Allocation
Series A (AGC)
4.000%, 11/01/2019	315	285
Soledad Redevelopment Agency, Tax Allocation
Series A (SGI)
4.500%, 12/01/2016	205	208
South Tahoe Redevelopment Agency, Special Tax, Community Facilities District #2001-1
4.400%, 10/01/2015	120	112
4.500%, 10/01/2016	125	113
4.600%, 10/01/2018	280	240

		8,720

Transportation – 0.9%
Alameda Corridor Transportation Authority Zero Coupon Bond (AMBAC)
4.710%, 10/01/2014 ¤	1,000	802
Puerto Rico Commonwealth, Highway & Transportation Authority, Series X (IBC) (NATL)
5.500%, 07/01/2015	100	106

		908

Utilities – 6.3%
Banning Utility Authority, Water Enterprise, Refunding & Improvement Projects (FGIC) (NATL)
5.000%, 11/01/2020	1,025	1,066
5.000%, 11/01/2023	1,040	1,068
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project
Series A-2 (AMT)
5.400%, 04/01/2025	500	493
Series B (AMT)
5.000%, 07/01/2027	500	476
Compton Sewer (IBC) (NATL)
5.375%, 09/01/2023	1,150	1,165
Imperial, Wastewater Treatment Facility (FGIC) (NATL)
5.000%, 10/15/2020	1,000	1,002
Norco Financing Authority, Enterprise Refunding (AGM)
5.625%, 10/01/2034	1,000	1,036

		6,306

Total Revenue Bonds		65,967

General Obligations – 28.0%
Baldwin Park Unified School District, Election of 2002, Zero Coupon Bond (AMBAC)
5.737%, 08/01/2020 ¤	1,000	550
California
5.000%, 02/01/2024	500	502
5.125%, 04/01/2024	500	504
5.625%, 04/01/2026	600	619
5.500%, 11/01/2039	1,000	960
Central Unified School District, Election of 2008
Series A (AGC)
5.625%, 08/01/2033	500	533
College of the Sequoias, Visalia Area Improvement District #2, Election of 2008
Series A (AGC)
5.250%, 08/01/2029	1,000	1,055
Corona-Norco Unified School District, Election of 2006
Series C, Convertible CABs (AGM)
0.000% through 08/01/2017,
thereafter 6.800%, 08/01/2039 ◗	500	320
Series B (AGC)
5.375%, 02/01/2034	500	515
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	350	375
Grant Joint Union High School District, Election of 2006, Zero Coupon Bond (AGM)
6.410%, 08/01/2026 ¤	300	105
Grossmont Union High School District, Election of 2008, Series A
5.500%, 08/01/2031	950	1,013
Hemet Unified School District, Election of 2006
Series B (AGC)
5.000%, 08/01/2030	600	615
Jefferson Union High School District, San Mateo County, Series A (NATL)
6.250%, 02/01/2014	300	333
6.250%, 08/01/2020	460	517
Long Beach Unified School District, Election of 2008, Series A
5.500%, 08/01/2029	500	538
Los Angeles Unified School District, Series D
5.000%, 01/01/2034	100	100
Los Angeles Unified School District, Election of 2002, Series B (AMBAC)
4.500%, 07/01/2025	540	524

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Semiannual Report

California Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Lucia Mar Unified School District (FGIC) (NATL)
5.250%, 08/01/2022	$100	$107
Oakland, Series A (NATL)
5.000%, 01/15/2026	435	442
Pittsburg Unified School District, Election of 2006, Series B (AGM)
5.500%, 08/01/2034	1,155	1,210
Pomona Unified School District, Series A (NATL)
6.150%, 08/01/2015	500	556
5.950%, 02/01/2017	855	940
Poway Unified School District, Election of 2008, District 2007-1-A, Zero Coupon Bond
6.330%, 08/01/2029 ¤	5,000	1,475
Puerto Rico Commonwealth, Series B (AGM)
6.500%, 07/01/2015	1,000	1,145
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	50	52
Roseville Joint Union High School District, Election of 2004, Series B (FGIC) (NATL)
5.000%, 08/01/2018	200	215
San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	1,265	1,484
San Diego Unified School District, Election of 2008, Series A, Convertible CABs
0.000% through 07/01/2019,
thereafter 6.000%, 07/01/2033 ◗	2,000	1,262
San Mateo Union High School District, Election of 2000, Series B, Zero Coupon Bond (FGIC) (NATL)
4.110%, 09/01/2017 ¤	1,000	732
Santa Ana Union School District, Election of 2008, Series A
5.250%, 08/01/2028	1,000	1,021
Santa Barbara Community College District, Election of 2008, Series A
5.250%, 08/01/2027	1,000	1,068
Tulare Local Health Care District, Election 2005
Series B
6.375%, 08/01/2025	500	554
6.500%, 08/01/2026	1,005	1,115
Victor Valley Community College District, Election of 2008, Series A (AGC)
5.000%, 08/01/2031	1,530	1,532
Victor Valley Joint Union High School District, Election of 2008, Series A, Convertible CABs (AGC)
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 ◗	2,000	1,149
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2024	1,100	1,236
West Covina Unified School District, Series A (NATL)
5.350%, 02/01/2020	770	809
Whittier Unified High School District Zero Coupon Bond
6.730%, 08/01/2034 ¤	1,000	196

Total General Obligations		27,978

Certificates of Participation – 4.5%
Escondido, Series A (FGIC) (NATL)
5.625%, 09/01/2020	140	145
Los Angeles, Sonnenblick del Rio, West Los Angeles (AMBAC)
5.375%, 11/01/2010	115	117
6.000%, 11/01/2019	330	339
Oakdale Irrigation District, Water Facilities Project
5.500%, 08/01/2034	805	835
Pasadena, Series C
4.500%, 02/01/2026	50	50
Poway (AMBAC)
4.500%, 08/01/2016	585	616
Ramona Unified School District Convertible CABs (FGIC) (NATL)
0.000% through 05/01/2012, thereafter 5.000%, 05/01/2032 ◗	500	447
Rowland Water District, Recycled Water Project
5.750%, 12/01/2024	565	618
5.750%, 12/01/2025	480	522
6.250%, 12/01/2039	500	538
Travis Unified School District (FGIC) (NATL)
4.500%, 09/01/2016	300	301

Total Certificates of Participation		4,528

Total Municipal Bonds
(Cost $97,766)		98,473

Short-Term Investment – 0.5%
Blackrock Liquidity Funds
0.190% Ω
(Cost $538)	537,816	538

Total Investments ▲ – 99.0%
(Cost $98,304)		99,011

Other Assets and Liabilities, Net – 1.0%		1,011

Total Net Assets – 100.0%		$100,022

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $98,304. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,582
Gross unrealized depreciation	(1,875)

Net unrealized appreciation	$707

ACA –	ACA Financial Guaranty Corporation

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009 the aggregate fair value of securities subject to the AMT was $1,775, which represents 1.8% of total net assets.

First American Funds 2009 Semiannual Report   15

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

California Tax Free Fund (concluded)

CMI –	California Mortgage Insurance Program

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

GNMA –	Government National Mortgage Association

IBC –	International Bank of Commerce

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance Inc.

SGI –	Syncora Guarantee Inc.

Colorado Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 99.1%
Revenue Bonds – 70.8%
Continuing Care Retirement Communities – 2.5%
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	$250	$255
5.750%, 01/01/2026	100	87
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	502
5.250%, 12/01/2025	200	185
Series B
6.125%, 12/01/2033	350	335
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	225	152
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	100	91

		1,607

Education – 17.9%
Adams State College Auxiliary Facilities Improvement, Series A (STAID)
5.500%, 05/15/2034	1,340	1,424
5.500%, 05/15/2039	1,110	1,169
Colorado Educational & Cultural Facilities Authority, Academy Charter School Project
Series A (SMO)
4.625%, 12/15/2028	330	302
Colorado Educational & Cultural Facilities Authority, Ave Maria School Project (RAAI)
4.750%, 12/01/2014	220	220
4.750%, 12/01/2015	230	226
4.850%, 12/01/2025	250	214
Pre-refunded 12/01/2010 @ 100 (RAAI)
6.000%, 12/01/2016 ◊	200	209
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Escrowed to Maturity
6.250%, 09/15/2011 §	120	127
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	1,000	983
Colorado Educational & Cultural Facilities Authority, Charter School, James Irwin Foundation (CIFG) (STAID)
5.000%, 08/01/2027	250	246
Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
5.000%, 06/15/2018	240	240
5.000%, 06/15/2019	255	252
5.000%, 06/15/2020	265	260
5.250%, 06/15/2029	500	473
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Escrowed to Maturity
6.375%, 12/01/2011 §	445	476
Colorado Educational & Cultural Facilities Authority, Front Range Christian School Project (LOC: Evangelical Christian, Wescorp Credit Union)
4.500%, 04/01/2018	225	230
4.500%, 04/01/2019	240	243
5.000%, 04/01/2037	750	726

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Colorado Educational & Cultural Facilities Authority, Northwest Nazarene
4.500%, 11/01/2015	$690	$688
Colorado School Mines Enterprise, Series A
(STAID)
5.000%, 12/01/2029	475	498
University of Colorado Enterprise System
Series A
5.750%, 06/01/2028	335	380
5.375%, 06/01/2032	500	534
University of Colorado Enterprise System, University of Colorado Regents (NATL)
5.000%, 06/01/2032	500	517
Western State College (STAID)
5.000%, 05/15/2034	1,000	1,020

		11,657

Healthcare – 20.7%
Aspen Valley Hospital District
4.375%, 10/15/2014	560	547
Boulder County Longmont United Hospital Project (RAAI)
5.300%, 12/01/2010	330	335
Colorado Health Facilities Authority, Series B
(AGM)
5.250%, 03/01/2036	550	549
Colorado Health Facilities Authority, Catholic Health Initiatives
Series A
5.000%, 07/01/2039	750	735
Series D
5.125%, 10/01/2017	500	541
6.250%, 10/01/2033	500	545
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2016	350	358
6.900%, 12/01/2025	195	201
Pre-refunded 12/01/2010 @ 102
6.900%, 12/01/2025 ◊	305	329
Series A
5.250%, 06/01/2034	230	208
Colorado Health Facilities Authority, Health & Residential Care Facilities, Volunteers of America, Series A
5.000%, 07/01/2015	500	486
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
5.250%, 12/01/2013	860	884
4.625%, 12/01/2024	325	278
Colorado Health Facilities Authority, National Jewish Medical & Research Center
5.375%, 01/01/2016	1,000	1,000
Colorado Health Facilities Authority, Parkview Medical Center Project, Series B
5.000%, 09/01/2018	500	513
Colorado Health Facilities Authority, Portercare Adventist Health Pre-refunded 11/15/2011 @ 101
6.500%, 11/15/2023 ◊	600	667
Colorado Health Facilities Authority, Poudre Valley Health Care, Series F
5.000%, 03/01/2025	350	346
Colorado Health Facilities Authority, Valley View Hospital Association Project
5.500%, 05/15/2028	400	390
Series A (RAAI)
5.000%, 05/15/2012	165	169
5.000%, 05/15/2013	500	513
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	410	425
Colorado Health Facilities, NCMC Income Project
Series A (AGM)
5.250%, 05/15/2026	1,000	1,050
Colorado Health Facilities, Parkview Medical Center Project, Series B
5.000%, 09/01/2029	355	339
Colorado Springs Hospital
6.250%, 12/15/2033	750	790
Delta County Memorial Hospital District Enterprise
5.350%, 09/01/2017	720	724
Denver Health & Hospital Authority, Healthcare
Series A
4.750%, 12/01/2027	250	218
Halifax Florida Hospital, Medical Center, Series A
5.000%, 06/01/2038	325	294

		13,434

Housing – 4.9%
Colorado Educational & Cultural Facilities Authority, Student Housing, Campus Village Apartment
5.000%, 06/01/2022	810	824
5.500%, 06/01/2038	120	118
Colorado Housing & Finance Authority
Series E-2 (AMT)
7.000%, 02/01/2030	30	31
Colorado Housing & Finance Authority, Multifamily Project, Series B-4, Class I
5.900%, 04/01/2031	95	96
Colorado Housing & Finance Authority, Single Family Program, Series B-2 (AMT)
7.100%, 04/01/2017	15	15
Denver City & County Housing Authority, Capital Funding Program, Three Towers Rehabilitation Project (AGM) (AMT)
4.000%, 05/01/2012	270	279
4.000%, 11/01/2012	270	281
4.550%, 11/01/2017	1,000	1,016
5.200%, 11/01/2027	500	503

		3,163

Lease Revenue – 0.8%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	500	502

Miscellaneous – 2.4%
Colorado Educational & Cultural Facilities Authority
5.250%, 06/01/2021	750	758
Colorado Educational & Cultural Facilities Authority, Colorado Public Radio
4.900%, 07/01/2010	65	65
High Plains Metropolitan District
Series B (LOC: Compass Bank)
4.375%, 12/01/2015	745	746

		1,569

First American Funds 2009 Semiannual Report   17

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Tax Revenue – 2.0%
Lone Tree Sales & Use Tax, Recreational Projects, Series A
5.000%, 12/01/2020	$340	$375
Park Meadows Business Improvement District, Shared Sales Tax
5.000%, 12/01/2017	250	228
5.300%, 12/01/2027	475	378
Superior Open Space Sales & Use Tax
5.000%, 06/01/2026	330	310

		1,291

Transportation – 9.4%
Denver City & County Airport System, Series A
5.000%, 11/15/2031	1,000	1,015
E-470 Public Highway Authority
Series B, Zero Coupon Bond (NATL)
5.550%, 09/01/2017 ¤	1,575	1,035
5.930%, 09/01/2019 ¤	960	546
6.257%, 09/01/2022 ¤	1,000	458
Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 ◗	500	499
Series D1 (NATL)
5.500%, 09/01/2024	300	294
Eagle County Air Terminal, Airport Terminal Improvement Project, Series B (AMT)
5.250%, 05/01/2020	205	171
Northwest Parkway Public Highway Authority Escrowed to Maturity, Convertible CABs (AGM)
0.000% through 06/15/2011, thereafter 5.350%, 06/15/2016 § ◗	1,000	1,055
Pre-refunded 06/15/2016 @ 100 (AMBAC)
0.000% through 06/15/2011, thereafter 5.700%, 06/15/2021 ◊ ◗	1,000	1,071

		6,144

Utilities – 10.2%
Arkansas River Power Authority
6.000%, 10/01/2040	225	224
Aurora Water System, First Lien, Series A
4.750%, 08/01/2026	1,000	1,031
Broomfield Water Activity Enterprise (NATL)
5.500%, 12/01/2017	500	522
5.500%, 12/01/2019	400	418
Colorado Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT)
5.700%, 07/01/2018	250	254
Colorado Springs Utilities, Series C
5.500%, 11/15/2048	1,200	1,255
Denver City & County Wastewater (FGIC) (NATL)
5.250%, 11/01/2017	1,060	1,167
Eagle River Water & Sanitation District (AGC)
5.000%, 12/01/2034	800	819
Public Authority for Colorado Energy Natural Gas
6.250%, 11/15/2028	425	454
Puerto Rico Electric Power Authority
Series WW
5.250%, 07/01/2025	500	505

		6,649

Total Revenue Bonds		46,016

General Obligations – 19.4%
Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
5.500%, 12/01/2021	300	342
5.500%, 12/01/2025	165	185
Antelope Water Systems, General Improvement District
4.875%, 12/01/2025	175	165
Arapahoe County Water & Wastewater Public Improvement District, Series B
4.625%, 12/01/2034	750	721
Boulder, Larimer & Weld Counties, St. Vrain Valley School District #RE1J (STAID)
5.000%, 12/15/2033	2,000	2,076
Denver City & County School District #1
Series A (STAID)
5.000%, 12/01/2028	1,000	1,085
Denver West Metropolitan School District
4.125%, 12/01/2014	150	151
4.200%, 12/01/2015	480	473
Gunnison Watershed School District, #RE1J
Series 2009 (STAID)
5.250%, 12/01/2026	1,000	1,093
5.250%, 12/01/2033	1,800	1,901
North Range Metropolitan District #1 (ACA)
4.250%, 12/15/2018	395	321
Pueblo County School District #60 (STAID)
5.000%, 12/15/2022	500	564
Puerto Rico Commonwealth
Series A
5.500%, 07/01/2018	500	517
Series C-7 (NATL)
6.000%, 07/01/2027	250	258
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	375	362
Rio Blanco County School District, #RE1, Meeker (STAID)
5.250%, 12/01/2022	500	555
5.250%, 12/01/2024	150	165
SBC Metropolitan School District (ACA)
4.250%, 12/01/2015	445	462
Westglenn Metropolitan School District
6.000%, 12/01/2014	1,220	1,222

Total General Obligations		12,618

Certificates of Participation – 8.9%
Broomfield Open Space Park & Recreation Facilities (AMBAC)
5.500%, 12/01/2020	800	826
Colorado Higher Education Capital Construction Lease
5.500%, 11/01/2019	425	472
5.500%, 11/01/2027	1,720	1,834
Colorado Springs, Public Facilities Authority, Old City Hall Project (AGM)
5.500%, 12/01/2020	200	207
Eagle River Fire Protection District
6.125%, 12/01/2019	225	236
6.625%, 12/01/2024	220	237
6.785%, 12/01/2030	400	431
Garfield County Public Library, Regional Lease Financing Program
5.375%, 12/01/2027	835	881

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

Colorado Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Pueblo County, Capital Construction
4.400%, 12/01/2016	$410	$423
5.000%, 12/01/2024	200	202

Total Certificates of Participation		5,749

Total Municipal Bonds
(Cost $62,839)		64,383

Short-Term Investment – 2.1%
First American Tax Free Obligations Fund, Class Z
0.013% Å Ω
(Cost $1,371)	1,371,492	1,371

Total Investments ▲ – 101.2%
(Cost $64,210)		65,754

Other Assets and Liabilities, Net – (1.2)%		(783)

Total Net Assets – 100.0%		$64,971

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.
Colorado Tax Free Fund (concluded)

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $64,210. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,373
Gross unrealized depreciation	(829)

Net unrealized appreciation	$1,544

ACA –	ACA Financial Guaranty Corporation

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to AMT was $2,550 which represents 3.9% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

LOC –	Letter of Credit

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance Inc.

SMO –	State Moral Obligation

STAID –	State Aid Withholding

First American Funds 2009 Semiannual Report   19

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 96.4%
Alabama – 1.4%
Revenue Bonds – 1.1%
Anniston Regional Medical Center Board, Northeast Alabama Regional Medical Center Project Escrowed to Maturity
8.000%, 07/01/2011 §	$615	$657
Health Care Authority for Baptist Health
Series D
5.000%, 11/15/2015	755	771
Huntsville Electric System (AGM)
4.000%, 12/01/2018	1,130	1,181
University of Alabama at Birmingham Hospital
Series A
5.000%, 09/01/2018	1,500	1,577
5.750%, 09/01/2022	4,000	4,305

		8,491

General Obligation – 0.3%
Mobile, Series B
5.000%, 02/15/2020	2,000	2,178

		10,669

Alaska – 0.1%
Revenue Bond – 0.1%
Aleutians East Borough Project, Aleutian Pribilof Islands (ACA)
4.375%, 06/01/2015	400	370

Arizona – 4.1%
Revenue Bonds – 2.4%
Arizona Game & Fish Department, Administration Building Project
4.500%, 07/01/2015	150	160
Arizona Health Facilities Authority, The Terraces Project, Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,300	3,938
Gilbert Public Facilities Municipal Property Corporation
5.500%, 07/01/2027	6,000	6,479
Phoenix Street & Highway User Escrowed to Maturity
6.250%, 07/01/2011 §	900	915
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.000%, 09/01/2020	1,000	969
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,022	970
Tucson Airport Authority (AGM)
5.000%, 06/01/2013	3,760	4,194

		17,625

General Obligations – 1.1%
Coconino & Yavapai Counties Joint Unified School District #9, Sedona School Improvement Project of 2007, Series B
5.375%, 07/01/2028	1,350	1,445
Gila County United School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.000%, 07/01/2016	1,000	1,103
5.000%, 07/01/2017	1,050	1,154
Maricopa County School District #69, Paradise Valley (NATL)
5.300%, 07/01/2011	1,000	1,067
Maricopa County Unified School District #48, Scottsdale School Improvement Project 2004
Series B (AGM)
4.750%, 07/01/2018	1,150	1,256
Pima County Unified School District #1, Tucson Project of 2004, Series C (FGIC) (NATL)
4.375%, 07/01/2018	1,000	1,059
4.500%, 07/01/2019	1,000	1,056

		8,140

Certificate of Participation – 0.6%
Arizona Board of Regents, Series B (AMBAC)
4.500%, 06/01/2018	4,120	4,321

		30,086

Arkansas – 0.6%
Revenue Bonds – 0.6%
North Little Rock Health Facilities Board, Baptist Health, Series B
5.750%, 12/01/2021	1,000	1,071
Pulaski County, Residential Housing Facilities Board, Escrowed to Maturity (FGIC) (FHA) (VA)
7.250%, 06/01/2010 §	380	391
University of Arkansas, Fayetteville, Series B
(FGIC) (NATL)
4.500%, 11/01/2016	1,500	1,628
Washington County Hospital, Regional Medical Center, Series B
5.000%, 02/01/2016	1,145	1,172

		4,262

California – 9.5%
Revenue Bonds – 5.0%
Alameda Corridor Transportation Authority Zero Coupon Bond (AMBAC)
4.710%, 10/01/2014 ¤	2,000	1,603
Apple Valley Redevelopment Agency, Tax Allocation, Project Area #2 (AMBAC)
4.500%, 06/01/2018	920	911
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Children’s Hospital, Series A
4.500%, 12/01/2018	1,525	1,512
Association of Bay Area Governments Finance Authority for Nonprofit Corporations, Elder Care Alliance (CMI)
4.500%, 08/15/2012	335	344
5.000%, 08/15/2017	1,215	1,224
California Department of Water Resources and Power Supply, Series H (AGM)
5.000%, 05/01/2022	1,000	1,067
California Educational Facilities Authority, Lutheran University, Series C
5.000%, 10/01/2024	1,000	965
California Health Facilities Financing Authority, Adventist Health Systems West, Series C
5.125%, 03/01/2020	500	511
California Health Facilities Financing Authority, Children’s Hospital of Orange County, Series A
5.750%, 11/01/2018	3,000	3,181
California Public Works Board, Trustees California State University, Series D
6.000%, 04/01/2025	2,245	2,314
California Public Works Board, Various Capital Projects, Series G-1
5.250%, 10/01/2024	5,000	4,870

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2009 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

California Statewide Communities Development Authority, Elder Care Alliance, Series A,
Escrowed to Maturity
7.250%, 11/15/2011 §	$545	$586
California Statewide Communities Development Authority, Health Facilities, Adventist Health
Series A
5.000%, 03/01/2030	700	662
California Statewide Communities Development Authority, Henry Mayo Newhall Memorial Hospital, Series B (AMBAC) (CMI)
5.200%, 10/01/2037	1,000	891
California Statewide Communities Development Authority, Kaiser Permanente, Series C,
Mandatory Put 06/01/2012 @ 100
3.850%, 11/01/2029	1,055	1,101
California Statewide Communities Development Authority, Los Angeles Jewish Home (CMI)
5.000%, 11/15/2012	1,210	1,286
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, Series C, Mandatory Put 11/01/2016 @ 100 (FGIC)
4.250%, 11/01/2033	500	495
Golden State Tobacco Securitization Corporation Pre-refunded 06/01/2010 @ 100
5.600%, 06/01/2028 ◊	2,450	2,503
Golden State Tobacco Securitization Corporation, California Tobacco Settlement, Series A,
Convertible CABs (AGM)
0.000% through 06/01/2010, thereafter 4.550%, 06/01/2022 ◗	2,350	2,123
Port Oakland, Series B (NATL)
5.000%, 11/01/2018	1,470	1,586
San Bernardino County Redevelopment Agency, Tax Allocation, San Sevaine Redevelopment Project, Series A (RAAI)
5.000%, 09/01/2016	575	596
South Bayside Waste Management, Shoreway Environmental, Series A
5.250%, 09/01/2024	2,500	2,559
6.250%, 09/01/2029	1,200	1,289
Upland Community Redevelopment Agency Tax Allocation, Merged Project (AMBAC)
4.250%, 09/01/2026	1,100	922
Whittier Public Finance Authority, Redevelopment Agency, Tax Allocation
Series A (AMBAC)
5.000%, 11/01/2021	995	999
Woodland Financial Authority (SGI)
4.700%, 03/01/2019	815	842

		36,942

General Obligations – 4.5%
ABC Unified School District, Series A (NATL)
4.900%, 02/01/2020	1,565	1,588
California
5.000%, 02/01/2016	1,000	1,061
5.000%, 02/01/2017	2,000	2,104
4.000%, 08/01/2017	2,000	2,005
5.000%, 11/01/2018	245	250
5.000%, 08/01/2019	500	518
5.000%, 02/01/2021	1,500	1,541
5.000%, 12/01/2023	1,000	1,004
5.125%, 04/01/2024	500	505
Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2018 ◊	15	16
California Economic Recovery, Series A
5.000%, 07/01/2020	2,000	2,114
Desert Sands Unified School District, Election of 2001
5.250%, 08/01/2023	500	535
5.000%, 08/01/2024	2,000	2,093
Grant Joint Union High School District, Election of 2006, Zero Coupon Bond (AGM)
6.410%, 08/01/2026 ¤	1,300	457
Las Virgenes Unified School District, Election of 2006, Series B, Zero Coupon Bond
6.200%, 08/01/2027 ¤	2,015	689
Roseville Joint Union High School District
Series E
5.100%, 08/01/2019	390	402
San Bernardino Community College District, Election of 2002, Series A
6.500%, 08/01/2027	1,000	1,173
San Mateo Unified High School District
Series B, Zero Coupon Bond (FGIC) (NATL)
4.110%, 09/01/2017 ¤	1,000	732
Santa Ana Union School District, Election of 2008, Series A
5.250%, 08/01/2028	1,000	1,021
Santa Monica Community College District, 2002 Election, Series C, Zero Coupon Bond (NATL)
3.760%, 08/01/2016 ¤	2,000	1,555
Tulare Local Health Care District, Election 2005
Series B
6.000%, 08/01/2022	1,180	1,290
6.125%, 08/01/2023	1,410	1,553
6.250%, 08/01/2024	1,585	1,749
6.375%, 08/01/2025	1,265	1,401
6.500%, 08/01/2026	500	555
Victor Elementary School District, Series A,
Zero Coupon Bond (FGIC) (NATL)
6.037%, 08/01/2023 ¤	2,030	905
Victor Valley Joint Union High School District, Election of 2008, Series A, Convertible CABs
0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 ◗	3,000	1,724
West Contra Costa Unified School District, Election of 2005, Series B
6.000%, 08/01/2025	2,500	2,806

		33,346

		70,288

Colorado – 8.4%
Revenue Bonds – 7.6%
Adams County Pollution Control, Public Service Company Colorado Project, Series A (NATL)
4.375%, 09/01/2017	5,000	4,825
Adams State College Auxiliary Facilities Improvement, Series A (STAID)
5.500%, 05/15/2039	525	553
Arapahoe County, Single Family Mortgage Escrowed to Maturity, Zero Coupon Bond
0.607%, 09/01/2010 § ¤	9,320	9,283
Colorado Educational & Cultural Facilities Authority, Bromley East Charter School Project
Series A, Pre-refunded 09/15/2011 @ 100
6.750%, 09/15/2015 ◊	1,200	1,323

First American Funds 2009 Semiannual Report   21

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Colorado Educational & Cultural Facilities Authority, Cheyenne Mountain Charter School
Series A (SMO)
4.750%, 06/15/2022	$175	$164
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Escrowed to Maturity
6.375%, 12/01/2011 §	270	289
Pre-refunded 12/01/2011 @ 100
6.750%, 12/01/2016 ◊	1,500	1,673
7.250%, 12/01/2021 ◊	1,500	1,686
Colorado Educational & Cultural Facilities Authority, Pinnacle Charter School Project Escrowed to Maturity
5.250%, 12/01/2011 §	430	456
Colorado Health Facilities Authority, Catholic Health, Series C-7 (AGM)
4.350%, 09/01/2020	725	725
Colorado Health Facilities Authority, Catholic Health Initiatives, Series D
5.125%, 10/01/2017	1,500	1,624
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.250%, 01/01/2014	600	613
5.250%, 01/01/2015	620	630
Colorado Health Facilities Authority, Covenant Retirement Communities
5.000%, 12/01/2016	500	502
Colorado Health Facilities Authority, Longmont United Hospital, Series B (RAAI)
4.250%, 12/01/2015	1,250	1,198
Colorado Health Facilities Authority, NCMC Income Project, Series B
6.000%, 05/15/2026	1,000	1,108
Colorado Health Facilities Authority, Parkview Medical Center
5.000%, 09/01/2016	640	673
Colorado Health Facilities Authority, Retirement Facilities, Liberty, Series B, Escrowed to Maturity, Zero Coupon Bond
3.983%, 07/15/2020 § ¤	10,000	6,599
Colorado Health Facilities Authority, Valley View Hospital Association Project, Series A (RAAI)
5.000%, 05/15/2012	500	512
5.000%, 05/15/2013	405	415
Colorado Springs Hospital, Series B (AMBAC)
1.035%, 12/15/2024 Y	4,775	4,775
E-470 Public Highway Authority, Series C, Convertible CABs (NATL)
0.000% through 09/01/2011, thereafter 5.000%, 09/01/2017 ◗	1,500	1,499
High Plains Metropolitan District, Series B
(LOC: Compass Bank)
4.375%, 12/01/2015	310	310
Hyland Hills Metropolitan Park & Recreation District, Special Revenue (ACA)
5.000%, 12/15/2015	500	492
Mesa County Escrowed to Maturity, Zero Coupon Bond
0.914%, 12/01/2011 § ¤	5,500	5,405
Montrose Memorial Hospital
5.700%, 12/01/2017	2,170	2,192
Northwest Parkway Public Highway Authority Convertible CABs, Escrowed to Maturity (AMBAC)
0.000% through 06/15/2011, thereafter 5.250%, 06/15/2015 ◗ §	2,250	2,363
Platte River Power Authority, Series GG (AGM)
4.500%, 06/01/2017	1,725	1,904
Walker Field Public Airport Authority Revenue
5.000%, 12/01/2022	1,000	976
Western State College Revenue (STAID)
5.000%, 05/15/2028	570	595
5.000%, 05/15/2029	500	519

		55,881

General Obligations – 0.4%
Adams & Arapahoe Counties School District, #28J, Aurora (STAID)
5.500%, 12/01/2021	1,125	1,284
North Range Metropolitan District #1 (ACA)
4.300%, 12/15/2019	1,000	794
Pueblo County School District #60 (STAID)
5.000%, 12/15/2022	1,000	1,128

		3,206

Certificates of Participation – 0.4%
Colorado Higher Education, Capital Construction Lease Program
5.250%, 11/01/2023	1,500	1,605
Rangeview Library District Projects (AGC)
4.500%, 12/15/2020	1,465	1,554

		3,159

		62,246

Connecticut – 0.1%
Revenue Bond – 0.1%
Connecticut Health & Educational Facilities Authority, Griffin Hospital, Series B (RAAI)
5.000%, 07/01/2014	1,000	1,023

Florida – 1.8%
Revenue Bonds – 1.5%
Halifax Hospital Medical Center, Series A
5.250%, 06/01/2026	2,250	2,245
Highlands County Health Facilities Authority, Adventist Health/Sunbelt, Series A,
Mandatory Put 11/17/2015 @ 100
6.500%, 11/15/2038	2,000	2,285
Miami-Dade County Educational Facilities Authority, University of Miami, Series A
5.150%, 04/01/2023	2,520	2,611
North Brevard County Hospital, Parrish Medical Center Project
5.500%, 10/01/2028	2,100	2,184
Palm Beach County Health Facilities Authority, Abbey Delray South, Life Care Retirement Community
5.250%, 10/01/2013	1,400	1,449
Vero Beach Electric, Series A (AGM)
4.000%, 12/01/2019	350	359

		11,133

Certificate of Participation – 0.3%
Clay County School Board, Series B (NATL)
5.000%, 07/01/2018	2,205	2,294

		13,427

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2009 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Georgia – 1.3%
Revenue Bonds – 1.1%
Atlanta Tax Allocation, Atlantic Station Project (AGC)
4.375%, 12/01/2018	$2,000	$2,027
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
5.800%, 02/15/2018	4,500	4,265
Glynn-Brunswick Memorial Hospital Authority, Southeast Georgia Health, Series A
5.250%, 08/01/2023	2,000	2,013

		8,305

General Obligations – 0.2%
Fayette County School District Convertible CABs (AGM)
0.000% through 09/01/2010, thereafter 4.150%, 03/01/2014 ◗	500	526
0.000% through 09/01/2010, thereafter 4.250%, 03/01/2015 ◗	265	279
0.000% through 09/01/2010, thereafter 4.350%, 03/01/2016 ◗	300	316

		1,121

		9,426

Hawaii – 0.7%
Revenue Bond – 0.7%
Hawaii Department of Budget & Finance, Special Purpose, Series C1
7.500%, 11/15/2015	5,000	5,060

Idaho – 0.7%
Revenue Bonds – 0.6%
Idaho Health Facilities Authority, Trinity Health Group, Series B
6.000%, 12/01/2023	3,000	3,318
University of Idaho, Series B Mandatory Put 04/01/2018 @ 100 (AGM)
4.500%, 04/01/2041	1,000	1,042

		4,360

Certificate of Participation – 0.1%
Madison County Hospital
5.000%, 09/01/2012	500	510

		4,870

Illinois – 15.0%
Revenue Bonds – 6.2%
Chicago, Midway Airport Project, Series C
(NATL)
5.500%, 01/01/2014	1,300	1,471
Granite Single Family Mortgage, Series C,
Escrowed to Maturity
7.750%, 10/01/2011 §	300	329
Illinois Development Finance Authority, Elgin School District, Zero Coupon Bond (AGM)
3.880%, 01/01/2018 ¤	2,750	2,022
Illinois Development Finance Authority, Elmhurst Community School District #205 Pre-refunded 01/01/2011 @ 100 (AGM)
6.375%, 01/01/2013 ◊	1,025	1,082
Illinois Development Finance Authority, Midwestern University, Series B,
Pre-refunded 05/15/2011 @ 101
5.750%, 05/15/2016 ◊	350	377
Illinois Educational Facilities Authority, Art Institute of Chicago Mandatory Put 03/01/2017 @ 100
4.750%, 03/01/2030	1,000	1,064
Mandatory Put 03/01/2016 @ 100
4.125%, 03/01/2030	500	515
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.400%, 05/15/2014 ¥	1,000	502
5.500%, 05/15/2015 ¥	1,000	502
Illinois Finance Authority, Edward Hospital
Series A (AMBAC)
6.000%, 02/01/2025	1,200	1,270
6.000%, 02/01/2026	1,280	1,344
6.000%, 02/01/2028	500	522
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	764
Illinois Finance Authority, Friendship Village Schaumburg, Series A
5.000%, 02/15/2015	2,500	2,318
Illinois Finance Authority, Illinois Institute of Technology
6.500%, 02/01/2023	1,000	1,040
Illinois Finance Authority, Landing at Plymouth Project, Series A
5.250%, 05/15/2014	1,320	1,302
Illinois Finance Authority, OSF Healthcare Systems, Series A
7.000%, 11/15/2029	4,000	4,370
Illinois Finance Authority, Peoples Gas, Light and Coke Co., Series A Mandatory Put 06/01/2016 @ 100 (AMBAC)
4.300%, 06/01/2035	1,500	1,520
Illinois Finance Authority, Roosevelt University
5.250%, 04/01/2022	500	473
5.750%, 04/01/2024	4,000	3,916
5.400%, 04/01/2027	1,750	1,611
Illinois Finance Authority, Rush University Medical Center
Series A
6.750%, 11/01/2024	2,000	2,241
Series C
6.375%, 11/01/2029	1,500	1,622
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.500%, 02/15/2014	2,430	2,438
Illinois Health Facilities Authority, Evangelical Escrowed to Maturity
6.750%, 04/15/2012 §	845	910
Illinois Health Facilities Authority, Mercy Hospital & Medical Center, Escrowed to Maturity
10.000%, 01/01/2015 §	525	643
Illinois Sales Tax, Series S
5.100%, 06/15/2010	2,000	2,043
Illinois Sports Facilities Authority, State Tax Supported, Convertible CABs (AMBAC)
0.000% through 06/15/2010, thereafter 4.750%, 06/15/2013 ◗	1,405	1,498
0.000% through 06/15/2010, thereafter 5.100%, 06/15/2016 ◗	1,620	1,741
Metropolitan Pier & Exposition Authority, State Sales Tax
Series A (FGIC) (NATL)
5.550%, 12/15/2011	675	684

First American Funds 2009 Semiannual Report   23

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Series B, Convertible CABs (NATL)
0.000% through 06/15/2012, thereafter 5.200%, 06/15/2017 ◗	$1,000	$993
Southwestern Illinois Development Authority, Anderson Hospital
5.125%, 08/15/2026	2,000	1,835
Southwestern Illinois Development Authority, Local Government Program, Triad School District #2 (NATL)
5.000%, 10/01/2018	1,000	1,082

		46,044

General Obligations – 8.8%
Bolingbrook Park District, Series A (CIFG)
4.500%, 01/01/2017	1,840	1,981
Chicago, Series A, Convertible CABs (NATL)
0.000% through 01/01/2011, thereafter 5.300%, 01/01/2016 ◗	2,000	2,147
Chicago City Colleges Zero Coupon Bond (FGIC) (NATL)
3.190%, 01/01/2015 ¤	7,000	5,976
Chicago Park District, Limited Tax
Series B (AMBAC)
5.000%, 01/01/2020	5,545	5,884
Chicago Project & Refunding
Series A (FGIC) (NATL)
5.250%, 01/01/2011	2,345	2,452
Series A, Escrowed to Maturity (FGIC)
5.250%, 01/01/2011 §	2,655	2,784
Cook County, Series A (NATL)
6.250%, 11/15/2011	1,000	1,098
Cook County Community Unit School District #401, Elmwood Park Zero Coupon Bond (AGM)
1.480%, 12/01/2011 ¤	3,625	3,524
Cook County High School District #205, Thornton Township (AGC)
5.250%, 12/01/2021	3,465	3,858
Cook County High School District #209, Proviso Township (AGM)
5.000%, 12/01/2016	1,000	1,130
Cook County School District #102, La Grange Zero Coupon Bond (FGIC) (NATL)
2.310%, 12/01/2013 ¤	2,440	2,230
Cook County School District #123, Oak Lawn Zero Coupon Bond (NATL)
4.045%, 12/01/2015 ¤	2,250	1,775
Cook County School District #88, Bellwood
Series B (AGM)
5.000%, 12/01/2017	1,675	1,813
Elk Grove Village (NATL)
4.125%, 01/01/2019	1,000	1,041
Grundy & Will Counties Community Unit School District #1
5.875%, 02/01/2019	1,550	1,795
5.875%, 02/01/2022	2,100	2,379
5.875%, 02/01/2024	2,545	2,854
Illinois, First Series
5.500%, 08/01/2015	4,500	4,608
Lake County School District #56, Gurnee (FGIC) (NATL)
8.375%, 01/01/2010	1,290	1,290
Madison & Jersey Counties Unit School District #11, Alton, Zero Coupon Bond (AGM)
4.290%, 12/01/2019 ¤	2,100	1,379
McCook
5.000%, 12/01/2026	500	525
5.100%, 12/01/2028	1,000	1,039
Rockford School District #205 (FGIC) (NATL)
5.000%, 02/01/2014	500	557
Southwestern Illinois Development Authority, Edwardsville Community (AGM)
5.000%, 12/01/2017	1,000	1,112
St Clair County, Alternative Revenue Source
4.500%, 10/01/2020	1,000	1,055
5.000%, 10/01/2022	1,100	1,194
Will & Grundy Counties Community College, District #525, Joliet Junior College
6.250%, 06/01/2024	535	638
5.750%, 06/01/2025	1,150	1,327
5.750%, 06/01/2026	310	356
Will County School District #86, Joliet Zero Coupon Bond (AGM)
4.030%, 11/01/2017 ¤	3,870	2,831
Winnebago County School District #122, Harlem-Love Park, Zero Coupon Bond (AGM)
4.360%, 01/01/2017 ¤	3,000	2,218

		64,850

		110,894

Indiana – 1.3%
Revenue Bonds – 1.1%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2017	710	687
Avon Community School Building Corporation, First Mortgage (AMBAC) (STAID)
4.500%, 07/15/2020	1,000	1,041
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	1,820	2,022
Series A, Escrowed to Maturity (AMBAC)
5.750%, 06/01/2012 §	180	192
Indiana University, Series K,
Zero Coupon Bond (NATL)
1.307%, 08/01/2011 ¤	250	245
Portage Township Multi-School Building Corporation, First Mortgage (NATL) (STAID)
4.000%, 07/15/2018	1,250	1,310
St. Joseph County Economic Development, Holy Cross Village, Notre Dame Project, Series A
5.750%, 05/15/2016	450	440
5.550%, 05/15/2019	230	218
St. Joseph County Hospital Authority, Memorial Health System, Series A (NATL)
4.750%, 08/15/2012	1,000	1,003
Zionsville Community Schools Building, First Mortgage Pre-refunded 01/15/2012 @ 100 (FGIC) (STAID)
5.750%, 07/15/2015 ◊	775	855

		8,013

General Obligation – 0.2%
Gary Sanitation District, Special Taxing District (RAAI)
3.750%, 02/01/2011	1,260	1,266

		9,279

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2009 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Iowa – 1.3%
Revenue Bonds – 1.3%
Iowa Finance Authority Retirement Community, Friendship Haven Project, Series A
5.750%, 11/15/2019	$500	$465
Iowa Higher Education Authority, Private College Facility, Central College Project (RAAI)
5.450%, 10/01/2026	1,000	969
Iowa Higher Education Authority, Wartburg College Project Pre-refunded 10/01/2012 @ 100 (ACA)
5.500%, 10/01/2028 ◊	2,000	2,244
Series A
4.700%, 10/01/2016	925	887
4.750%, 10/01/2017	1,100	1,047
4.800%, 10/01/2018	1,155	1,087
5.000%, 10/01/2023	1,475	1,342
Muscatine Electric Escrowed to Maturity
9.700%, 01/01/2013 §	1,140	1,292

		9,333

Kansas – 3.4%
Revenue Bonds – 2.7%
Johnson County Residual Escrowed to Maturity, Zero Coupon Bond
1.246%, 05/01/2012 § ¤	7,500	7,286
Kansas Development Finance Authority, Adventist Health
5.500%, 11/15/2023	2,200	2,347
Kansas Development Finance Authority, Health Facilities, Hays Medical Center, Series L
4.500%, 11/15/2017	1,405	1,430
Kansas Development Finance Authority, Health Facilities, Stormont-Vail Healthcare Services
Series F
5.000%, 11/15/2021	500	505
Kansas Development Finance Authority, Hospital Revenue, Adventist/Sunbelt, Series D
5.000%, 11/15/2024	1,400	1,424
Kansas Development Finance Authority, Kansas State Projects, Series K (NATL)
4.500%, 11/01/2019	1,850	1,976
La Cygne Environmental Improvement, Kansas City Power & Light (SGI)
4.050%, 03/01/2015	1,000	1,062
Olathe Health Facilities, Olathe Medical Center
5.125%, 09/01/2021	1,000	1,035
Olathe Senior Living Facility, Catholic Care Campus, Series A
5.750%, 11/15/2013	700	716
5.750%, 11/15/2014	765	781
5.750%, 11/15/2015	820	829
Sedgwick & Shawnee Counties, Single Family Mortgages, Series A-2 (GNMA)
6.700%, 06/01/2029	210	214

		19,605

General Obligations – 0.7%
Johnson County Unified School District #232
Series A (AGM)
4.250%, 09/01/2016	400	429
Johnson County Unified School District #512, Shawnee Mission
4.875%, 10/01/2019	2,000	2,228
Junction City, Series DU (AGM)
4.100%, 09/01/2020	1,500	1,553
Sedgwick County School District #267 (AMBAC)
5.250%, 11/01/2012	1,045	1,151

		5,361

		24,966

Kentucky – 0.5%
Revenue Bonds – 0.5%
Kentucky Economic Development Finance Authority, Louisville Arena Project, Series A-1 (AGC)
5.750%, 12/01/2028	2,000	2,185
Kentucky Turnpike Authority Escrowed to Maturity
6.000%, 07/01/2011 §	295	314
Louisville/Jefferson County Metropolitan Government College, Bellarmine University
Series A
6.000%, 05/01/2028	1,135	1,164

		3,663

Louisiana – 0.6%
Revenue Bonds – 0.3%
Louisiana Local Government Environmental Facilities, Community Development Authority (AMT)
6.650%, 01/01/2025	475	400
St. Tammany Parish Sales Tax, District #3, Sales & Use Tax (CIFG)
5.000%, 06/01/2017	1,405	1,528

		1,928

General Obligations – 0.3%
Calcasieu Parish School District #23, Public School Improvement
4.600%, 02/15/2020	500	504
4.800%, 02/15/2022	200	202
Louisiana, Series B (CIFG)
5.000%, 07/15/2015	1,300	1,471

		2,177

		4,105

Maine – 0.4%
Revenue Bond – 0.1%
Maine Health & Higher Educational Facilities Authority, Series B (FGIC) (NATL)
4.125%, 07/01/2018	740	769

General Obligation – 0.3%
Maine Municipal Bond Bank, Series B (AGM)
5.750%, 11/01/2010	2,000	2,090

		2,859

Maryland – 0.1%
Revenue Bonds – 0.1%
Westminster Educational Facilities, McDaniel College
5.000%, 11/01/2013	350	379
4.000%, 11/01/2015	700	716

		1,095

Massachusetts – 2.7%
Revenue Bonds – 2.5%
Massachusetts Bay Transportation Authority
Series A (COMGTY)
6.250%, 03/01/2012	1,875	2,086

First American Funds 2009 Semiannual Report   25

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Massachusetts Bay Transportation Authority, General Transportation System Project
Series C (FGIC) (NATL)
5.750%, 03/01/2010	$1,100	$1,110
Massachusetts Development Finance Agency, Health Care Facilities, Adventcare Project
Series A
6.650%, 10/15/2028	2,500	2,221
Massachusetts Health & Educational Facilities Authority, Berkshire Health System
Series F (AGC)
5.000%, 10/01/2015	2,000	2,141
Massachusetts Health & Educational Facilities Authority, Caregroup, Series E-1
5.000%, 07/01/2028	250	239
Massachusetts Health & Educational Facilities Authority, Partners Healthcare System
Series A (NATL)
5.100%, 07/01/2010	3,000	3,012
Massachusetts Health & Educational Facilities Authority, Suffolk University, Series A
6.000%, 07/01/2024	3,000	3,148
Massachusetts Port Authority Escrowed to Maturity
13.000%, 07/01/2013 §	2,485	3,070
Massachusetts, Special Obligation, Series A
5.500%, 06/01/2013	1,000	1,137

		18,164

General Obligation – 0.2%
Springfield, State Qualified Municipal Purpose Loan (AGM) (STAID)
4.500%, 08/01/2020	1,400	1,477

		19,641

Michigan – 2.1%
Revenue Bonds – 1.5%
Detroit Water Supply System Escrowed to Maturity (FGIC)
6.250%, 07/01/2012 §	170	182
Kalamazoo Hospital Finance Authority, Bronson Hospital, Series A (AGM)
5.000%, 05/15/2020	2,675	2,755
Michigan Grant Anticipation Bonds (AGM)
4.500%, 09/15/2015	1,000	1,086
Michigan Hospital Finance Authority, Henry Ford Health Systems, Series A, Pre-refunded 03/01/2013 @ 100
5.500%, 03/01/2015 ◊	3,150	3,564
Michigan Municipal Board Authority, Local Government Loan Program, Group A
Series B (AMBAC)
5.000%, 12/01/2018	600	572
Romulus Economic Development Corporation, Partnership Project, Escrowed to Maturity
7.000%, 11/01/2015 §	1,300	1,633
Western Michigan University (AGM)
5.000%, 11/15/2023	1,300	1,384

		11,176

General Obligations – 0.6%
Algonac Community Schools, School Building & Site, Series I (AGM) (MQSBLF)
4.000%, 05/01/2019	840	856
Constantine Public Schools (MQSBLF)
5.000%, 05/01/2016	1,075	1,184
Rochester Community School District, Series 1, Pre-refunded 05/01/2010 @ 100 (FGIC) (MQSBLF)
5.375%, 05/01/2011 ◊	2,000	2,033

		4,073

		15,249

Minnesota – 1.8%
Revenue Bonds – 1.8%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.375%, 02/01/2017	1,590	1,602
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (NATL)
5.000%, 01/01/2019	1,165	1,203
Minneapolis Health Care System, Fairview Health Services, Series A
6.375%, 11/15/2023	2,000	2,219
Minneapolis Hospital, St. Marys Hospital & Rehabilitation Center Escrowed to Maturity
10.000%, 06/01/2013 §	550	640
Minnesota Agricultural & Economic Development Board, Health Care System
Series A
5.875%, 11/15/2011	2,135	2,207
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2020	1,255	1,257
5.500%, 05/01/2021	815	814
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2012	295	314
Monticello Big Lake Community Hospital District, Health Care Facilities, Series C
5.250%, 12/01/2011	1,010	1,029
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2019	1,235	1,280
Series A-1
5.000%, 11/15/2024	1,000	995

		13,560

Mississippi – 0.2%
Revenue Bond – 0.2%
Mississippi Hospital Equipment & Facilities Authority, Mississippi Baptist Health Systems
Series A
5.000%, 08/15/2016	1,440	1,472

Missouri – 2.0%
Revenue Bonds – 1.9%
Grundy County Industrial Development Authority, Health Facilities, Wright Memorial Hospital
5.600%, 09/01/2021	1,000	984
Hannibal Industrial Development Authority, Health Facilities, Hannibal Regional Hospital
4.350%, 03/01/2014	1,405	1,416
Kansas City Special Obligation, East Village Project, Series B (AGC)
5.000%, 04/15/2022	505	549
Missouri Development Finance Board Infrastructure Facilities, Independence Electric System Project, Series D
5.625%, 06/01/2029	1,250	1,287

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2009 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Missouri Development Finance Board Infrastructure Facilities, Independence-Crackerneck Creek, Series B
5.125%, 03/01/2022	$2,000	$1,979
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2016	1,130	1,113
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran
Series B
4.350%, 02/01/2015	850	836
4.375%, 02/01/2016	930	904
Missouri Joint Municipal Electric Utilities, Commission Power Project, Series A (AMBAC)
5.000%, 01/01/2018	2,000	2,120
Missouri Joint Municipal Electric Utilities, Commission Power Project, Plum Point Project (NATL)
4.200%, 01/01/2018	1,000	966
Osage Beach Tax Increment, Prewitts Point Project
4.800%, 05/01/2016	1,650	1,479

		13,633

Certificate of Participation – 0.1%
Missouri Development Finance Board Infrastructure Facilities, Independence-Centerpoint, Series F
5.375%, 04/01/2024	1,000	1,009

		14,642

Montana – 0.5%
Revenue Bonds – 0.5%
Montana Facility Finance Authority, Health Care Facilities, Master Loan Program, Northeast Montana, Series B
4.500%, 05/01/2018	405	424
Montana Facility Finance Authority, Senior Living, St. Johns Lutheran Ministries Project
Series A
5.750%, 05/15/2016	1,800	1,716
6.000%, 05/15/2025	1,675	1,481

		3,621

Nebraska – 1.2%
Revenue Bonds – 1.2%
Douglas County Hospital Authority #2, Nebraska Medical Center, Clarkson Regional Health Guaranty (AGC)
5.000%, 11/15/2011	2,860	2,978
Douglas County Hospital Authority #3, Methodist Health
5.750%, 11/01/2028	1,000	1,028
Douglas County Zoo Facilities, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2017	745	773
4.750%, 09/01/2018	740	760
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project
4.000%, 06/01/2018	2,000	1,877
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project (RAAI)
4.700%, 11/15/2011	500	520
4.800%, 11/15/2012	500	524
4.900%, 11/15/2013	600	626

		9,086

Nevada – 0.3%
Revenue Bonds – 0.3%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2011	550	567
5.750%, 09/01/2012	580	605
Escrowed to Maturity
5.750%, 09/01/2011 §	450	486
5.750%, 09/01/2012 §	475	531

		2,189

New Hampshire – 0.5%
Revenue Bonds – 0.5%
New Hampshire Health & Education Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,265
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.500%, 07/01/2025	1,000	946
New Hampshire Municipal Bond Bank
Series A (NATL)
4.500%, 02/15/2020	1,300	1,404

		3,615

New Jersey – 0.3%
Revenue Bond – 0.3%
New Jersey Economic Development Authority, Cigarette Tax
5.500%, 06/15/2016	2,000	2,045

New York – 1.4%
Revenue Bond – 0.6%
Long Island Power Authority, Series B
5.250%, 12/01/2013	4,000	4,529

General Obligations – 0.8%
New York
Series A
5.750%, 08/01/2015	3,220	3,523
Series D
5.500%, 06/01/2012	2,000	2,200

		5,723

		10,252

North Carolina – 2.6%
Revenue Bonds – 2.5%
North Carolina Capital Facilities Finance Agency Education Facilities, Meredith College
5.250%, 06/01/2020	900	909
North Carolina Eastern Power Agency
Series A (AGC)
5.250%, 01/01/2022	1,700	1,826
Series D
5.375%, 01/01/2013	2,955	3,241
North Carolina Medical Care Commission Health Care Facilities, First Mortgage Presbyterian
Series B
4.875%, 10/01/2013	2,035	2,023
5.000%, 10/01/2014	2,120	2,109
North Carolina Municipal Power Agency #1, Catawba Electric
Series A
5.000%, 01/01/2026	5,940	6,180
Series A (AGM)
5.250%, 01/01/2016	2,000	2,189

		18,477

First American Funds 2009 Semiannual Report   27

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Certificate of Participation – 0.1%
Randolph County (AMBAC)
5.000%, 02/01/2018	$815	$890

		19,367

North Dakota – 0.2%
Revenue Bond – 0.1%
Ward County Health Care Facility, Trinity Obligated Group
5.000%, 07/01/2014	1,180	1,200

General Obligation – 0.1%
Mandan, Series D (NATL)
4.000%, 05/01/2017	460	478

		1,678

Ohio – 1.3%
Revenue Bonds – 0.6%
Lake County Hospital Facilities, Lake Hospital System, Series C
5.500%, 08/15/2024	1,230	1,201
Miami County Hospital Facilities, Upper Valley Medical Center
5.250%, 05/15/2016	750	802
Ohio Higher Education Facilities, John Carroll University Project
4.000%, 04/01/2014	1,135	1,185
4.500%, 04/01/2015	1,000	1,057
Ohio Water Development Authority Escrowed to Maturity
9.375%, 12/01/2010 §	95	102

		4,347

General Obligations – 0.6%
Barberton City School District (OSDCEP)
4.750%, 12/01/2021	1,260	1,353
Huber Heights School District
4.750%, 12/01/2025	595	618
4.750%, 12/01/2026	640	663
Mason City School District (AGM)
4.375%, 12/01/2019	1,095	1,175
Richland County, Limited Tax, Correctional Facilities Improvement (AGC)
5.875%, 12/01/2024	500	560

		4,369

Certificate of Participation – 0.1%
Akron (AGC)
5.000%, 12/01/2015	1,000	1,121

		9,837

Oklahoma – 1.0%
Revenue Bonds – 1.0%
Cherokee County Economic Development Authority, Series A,
Escrowed to Maturity, Zero Coupon Bond (AMBAC)
0.847%, 11/01/2011 § ¤	3,340	3,289
McClain County Economic Development Authority, Educational Facilities Lease, Newcastle Public Schools Project
5.000%, 09/01/2011	345	360
5.000%, 09/01/2012	355	376
4.125%, 09/01/2013	250	259
Oklahoma City Industrial & Cultural Facilities, Oklahoma City Project (AMT)
5.750%, 01/01/2023	1,430	1,099
South Oklahoma City Pre-refunded 02/01/2010 @ 100
9.750%, 02/01/2013 ◊	2,145	2,160

		7,543

Oregon – 0.2%
General Obligation – 0.2%
Yamhill County School District #40, McMinnville (AGM) (SBG)
5.000%, 06/15/2019	1,415	1,556

Pennsylvania – 1.5%
Revenue Bonds – 1.3%
Allegheny County Hospital, University of Pittsburgh Medical Center, Series B
5.000%, 06/15/2018	3,000	3,191
Delaware County College Authority, Neumann College
5.250%, 10/01/2020	535	550
5.375%, 10/01/2021	565	582
Delaware County Hospital Authority, Crozer-Chester Medical Center (RAAI)
5.000%, 12/15/2015	1,275	1,247
5.000%, 12/15/2017	1,405	1,317
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.125%, 02/01/2028	1,000	753
Westmoreland County Industrial Development Authority, Retirement Community, Redstone
Series A
5.375%, 01/01/2014	1,100	1,094
5.500%, 01/01/2016	1,200	1,168

		9,902

General Obligations – 0.2%
Bethel Park School District (STAID)
4.125%, 08/01/2020	1,315	1,335
Ephrata Area School District (FGIC) (NATL) (STAID)
4.500%, 04/15/2018	100	105

		1,440

		11,342

Puerto Rico – 0.7%
Revenue Bond – 0.2%
Puerto Rico Public Buildings Authority, Government Facilities, Series M-2,
Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,004

General Obligation – 0.5%
Puerto Rico Commonwealth, Public Improvement, Series A
5.000%, 07/01/2020	4,000	3,934

		4,938

South Carolina – 1.4%
Revenue Bonds – 1.4%
Charleston Educational Excellence Financing Corporation, Charleston County School District Project
5.000%, 12/01/2013	2,000	2,229
Lexington County Health Services District Pre-refunded 11/01/2013 @ 100
5.500%, 11/01/2023 ◊	2,000	2,323

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2009 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

South Carolina Jobs Economic Development Authority, Palmetto Health Alliance
5.000%, 08/01/2018	$1,000	$1,001
Series A
6.000%, 08/01/2013	830	897
Series C
6.000%, 08/01/2013	2,000	2,128
South Carolina Public Service Authority
Series A (NATL)
5.500%, 01/01/2010	1,665	1,665

		10,243

South Dakota – 1.3%
Revenue Bonds – 1.0%
South Dakota Health & Educational Facilities Authority, Sanford Health
5.000%, 11/01/2024	1,000	1,018
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGC)
5.125%, 08/01/2028	1,500	1,584
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
4.750%, 09/01/2011	530	544
5.000%, 09/01/2012	1,000	1,041
5.000%, 09/01/2013	1,000	1,044
5.000%, 09/01/2025	1,770	1,717

		6,948

Certificate of Participation – 0.3%
Deadwood, Series 2005 (ACA)
5.000%, 11/01/2018	2,385	2,299

		9,247

Tennessee – 4.5%
Revenue Bonds – 4.2%
Chattanooga Health, Educational & Housing Facilities Board, Catholic Health Initiatives
Series D
6.125%, 10/01/2028	2,265	2,510
Claiborne County Industrial Development Board, Lincoln Memorial University Project
6.125%, 10/01/2029	3,460	3,384
Jackson Hospital, Jackson-Madison Project
5.250%, 04/01/2023	4,000	4,091
Memphis-Shelby Counties Sports Authority, Memphis Arena Project
Series A
5.125%, 11/01/2024	4,430	4,559
Series B
5.500%, 11/01/2020	1,000	1,085
5.250%, 11/01/2025	1,860	1,922
Series C (NATL)
5.000%, 11/01/2017	3,175	3,398
Metropolitan Government of Nashville & Davidson County, Water Sewer Escrowed to Maturity
6.400%, 04/01/2011 §	1,030	1,106
Shelby County Health, Educational & Housing Facilities Board, Methodist Healthcare Pre-refunded 09/01/2012 @ 100
6.000%, 09/01/2016 ◊	565	639
6.000%, 09/01/2016 ◊	935	1,057
Sullivan County Health, Educational & Housing Facilities Board, Wellmont Health System Project (RAAI)
5.000%, 09/01/2016	2,000	1,957
Escrowed to Maturity
6.250%, 09/01/2011 §	1,465	1,598
6.250%, 09/01/2012 §	1,085	1,232
Pre-refunded 09/01/2012 @ 101
6.500%, 09/01/2013 ◊	2,215	2,527

		31,065

General Obligation – 0.3%
Memphis (NATL)
5.000%, 10/01/2016	2,000	2,288

		33,353

Texas – 9.8%
Revenue Bonds – 4.1%
Brazos River Harbor Navigation District, Brazoria County Environmental, Dow Chemical Company Project, Series A-5, Mandatory Put 05/15/2012 @ 100 (AMT)
5.700%, 05/15/2033	1,000	1,024
El Paso Water & Sewer, Series A (AGM)
4.000%, 03/01/2018	650	675
Grapevine Industrial Development Corporation, Air Cargo (AMT)
6.500%, 01/01/2024	480	402
Gregg County Health Facilities Development, Good Shepherd Medical Center Project
Series A
5.000%, 10/01/2013	1,230	1,272
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System, Series B
7.125%, 12/01/2031	1,950	2,188
Houston Health Facilities Development Corporation, Buckingham Senior Living Community, Series A,
Pre-refunded 02/15/2014 @ 101
7.000%, 02/15/2023 ◊	2,000	2,435
League City Waterworks & Sewer System (AGM)
4.000%, 02/15/2018	1,230	1,288
4.375%, 02/15/2023	1,315	1,338
Lubbock Educational Facilities Authority, Lubbock Christian University
5.000%, 11/01/2016	1,000	1,001
North Texas Tollway Authority, First Tier
Series A
6.000%, 01/01/2024	2,500	2,682
Series E-3, Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	3,000	3,354
Odessa Housing Finance Corporation, Residual Values, Escrowed to Maturity, Zero Coupon Bond (NATL)
1.244%, 06/01/2012 § ¤	1,465	1,422
San Leanna Educational Facilities Corporation Higher Education, Saint Edwards University Project
5.000%, 06/01/2019	575	586
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility, Northwest Senior Housing, Edgemere Project
Series A
5.750%, 11/15/2014	1,235	1,267

First American Funds 2009 Semiannual Report   29

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility, Senior Living Center Project, Series C-2
6.500%, 11/15/2014	$3,000	$3,000
Texas Transportation Commission, First Tier
5.000%, 04/01/2017	2,000	2,295
Travis County Health Facilities, Development Corporation Retirement Facilities, Querencia Barton Creek Project
5.250%, 11/15/2017	1,000	936
5.500%, 11/15/2025	900	781
Tyler Health Facilities Development Corporation, Mother Frances Hospital
5.250%, 07/01/2012	1,000	1,026
Victoria Utilities Systems (AMBAC)
4.400%, 12/01/2019	1,000	1,048

		30,020

General Obligations – 5.7%
Alvin Independent School District, Schoolhouse (PSFG)
4.125%, 02/15/2019	1,110	1,172
Brownsville (NATL)
5.000%, 02/15/2017	2,125	2,307
Corinth (NATL)
4.500%, 02/15/2019	1,180	1,247
Dallas (NATL)
4.500%, 02/15/2027	5,000	5,163
Dallas County Utilities & Reclamation District
Series A (AMBAC)
5.150%, 02/15/2022	5,715	5,751
El Paso County (NATL)
5.000%, 02/15/2018	2,440	2,749
Elgin Independent School District, School Building (PSFG)
4.375%, 08/01/2019	1,120	1,212
Fort Bend Independent School District
4.550%, 02/15/2025	2,000	2,070
Frisco (AMBAC)
4.500%, 02/15/2016	2,045	2,261
Pre-refunded 02/15/2011 @ 100 (FGIC) (NATL)
5.000%, 02/15/2018 ◊	1,125	1,147
5.000%, 02/15/2019 ◊	1,675	1,705
Giddings Independent School District, School Building (PSFG)
4.250%, 02/15/2019	875	938
Grand Prairie Independent School District, School Building, Series A (PSFG)
4.500%, 02/15/2018	635	701
Howard County Junior College District (AMBAC)
4.250%, 02/15/2018	715	753
Kaufman County (AGM)
5.000%, 02/15/2017	1,000	1,074
Mansfield Independent School District, School Building (PSFG)
5.000%, 02/15/2022	770	841
Montgomery County (AGM)
4.000%, 03/01/2017	120	128
North Harris Montgomery Community College District (FGIC) (NATL)
5.375%, 02/15/2015	95	103
Northwest Texas Independent School District (PSFG)
4.500%, 02/15/2026	1,000	1,031
Plano Independent School District, School Building, Series A
5.000%, 02/15/2025	1,000	1,095
San Angelo, Series A (NATL)
4.400%, 02/15/2019	875	931
San Antonio
4.125%, 02/01/2019	1,000	1,055
4.250%, 02/01/2020	1,140	1,200
Sunnyvale School District, School Building (PSFG)
4.400%, 02/15/2020	870	933
Teague Independent School District, School Building (PSFG)
5.000%, 02/15/2019	2,210	2,511
Texas, Water Financial Assistance, Series A
5.000%, 08/01/2017	1,500	1,724
Victoria Independent School District, School Building (PSFG)
5.000%, 02/15/2018	500	568

		42,370

		72,390

Utah – 0.6%
Revenue Bonds – 0.6%
Salt Lake & Sandy Metropolitan Water District
Series A (AMBAC)
5.000%, 07/01/2015	2,500	2,855
South Jordan, Sales Tax Pre-refunded 08/15/2011 @ 100 (AMBAC)
5.500%, 08/15/2018 ◊	1,000	1,080
Weber Basin Water Conservancy District
Series A (AMBAC)
4.375%, 10/01/2018	400	428

		4,363

General Obligation – 0.0%
Ashley Valley Water & Sewer Improvement District, Escrowed to Maturity (AMBAC)
10.900%, 01/01/2010 §	315	315

		4,678

Washington – 4.7%
Revenue Bonds – 1.7%
Snohomish County Housing Authority
6.300%, 04/01/2016	790	795
Washington Health Care Facilities, Washington Health Services
6.250%, 07/01/2024	3,125	3,266
6.750%, 07/01/2029	2,000	2,142
Washington Higher Education Facilities Authority, Whitworth University Project
5.125%, 10/01/2024	3,250	3,231
Washington Housing Finance Commission, Skyline at First Hill Project, Series B
5.100%, 01/01/2013	3,000	2,924

		12,358

General Obligations – 3.0%
Clark County School District #37, Vancouver (AGM)
5.250%, 12/01/2014	1,515	1,745
King County School District #401, Highline Public Schools (AGM) (SBG)
5.250%, 12/01/2025	500	548
King County School District #412, Shoreline (SBG)
5.750%, 12/01/2021	265	307

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2009 Semiannual Report

Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Snohomish County, Limited Tax (NATL)
5.375%, 12/01/2019	$4,440	$4,596
Pre-refunded 12/01/2011 @ 100 (NATL)
5.375%, 12/01/2019 ◊	560	609
Spokane County School District #356, Central Valley, Series B, Zero Coupon Bond (FGIC) (NATL)
2.507%, 12/01/2014 ¤	5,690	5,034
Spokane County School District #81, Spokane (NATL)
5.000%, 06/01/2016	1,000	1,118
Washington
Series C
5.500%, 07/01/2014	2,275	2,660
Series S-5, Zero Coupon Bond (FGIC) (NATL)
2.900%, 01/01/2016 ¤	3,000	2,524
Washington, Various Purpose, Series R-A (AMBAC)
5.000%, 01/01/2025	3,000	3,251

		22,392

		34,750

Wisconsin – 2.0%
Revenue Bonds – 1.7%
Franklin Solid Waste Disposal, Waste Management Wisconsin Income, Series A Mandatory Put 05/01/2016 @ 100 (AMT)
4.950%, 11/01/2016	2,000	1,981
Wisconsin Health & Educational Facilities Authority, Aurora Health Care Income, Series A
5.500%, 02/15/2020	1,500	1,500
Wisconsin Health & Educational Facilities Authority, Childrens Hospital, Series B
4.350%, 08/15/2019	1,350	1,344
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Income Project
5.750%, 12/01/2019	2,000	1,949
Wisconsin Health & Educational Facilities Authority, Fort Healthcare Income Project
5.375%, 05/01/2018	1,250	1,255
Wisconsin Health & Educational Facilities Authority, Marshfield Clinic, Series B
5.500%, 02/15/2013	850	876
Wisconsin Health & Educational Facilities Authority, Southwest Health Center, Series A
6.125%, 04/01/2024	1,500	1,499
Wisconsin Health & Educational Facilities Authority, Vernon Memorial Healthcare Income Project
4.650%, 03/01/2015	910	897
Wisconsin Health & Educational Facilities Authority, Wisconsin Medical College, Series A (NATL)
5.000%, 12/01/2015	1,450	1,566

		12,867

General Obligation – 0.3%
Door County, Series A, Crossover Refunded 09/01/2011 @ 100 (FGIC)
5.125%, 09/01/2016 z	1,720	1,823

		14,690

Wyoming – 0.3%
Revenue Bond – 0.3%
Lincoln County, Pacificorp Project Mandatory Put 06/03/2013 @ 100 (AMT)
4.125%, 11/01/2025	2,250	2,307

Total Municipal Bonds
(Cost $682,344)		711,212

Short-Term Investments – 2.7%
Money Market Fund – 1.3%
First American Tax Free Obligations Fund, Class Z,
0.013% Å Ω	9,301,047	9,301

Variable Rate Demand Notes ❖ – 1.4%
Colorado Educational & Cultural Facilities Authority, National Jewish Federation Board Program
Series A-9 (LOC: Bank of America)
0.260%, 09/01/2036	$300	300
South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Charleston Southern University Project (LOC: Bank of America)
0.250%, 04/01/2028	10,230	10,230

		10,530

Total Short-Term Investments
(Cost $19,831)		19,831

Total Investments ▲ – 99.1%
(Cost $702,175)		731,043

Other Assets and Liabilities, Net – 0.9%		6,997

Total Net Assets – 100.0%		$738,040

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

Y	Auction rate security. The coupon rate shown represents the rate as of December 31, 2009.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $1,004 or 0.1% of total net assets.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2009.

First American Funds 2009 Semiannual Report   31

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Tax Free Fund (concluded)

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $702,175. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$35,704
Gross unrealized depreciation	(6,836)

Net unrealized appreciation	$28,868

ACA –	ACA Financial Guaranty Corporation

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $7,213, which represents 1.0% of total net assets.

CIFG –	CDC IXIS Financial Guaranty

CMI –	California Mortgage Insurance Program

COMTGY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Authority

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MQSBLF –	Michigan Qualified School Board Loan Fund Program

NATL –	National Public Finance Guarantee Corporation

OSDCEP –	Ohio School District Credit Enhancement Program

PSFG –	Permanent School Fund Guaranty

RAAI –	Radian Asset Assurance Inc.

SBG –	School Board Guaranty

SGI –	Syncora Guarantee Inc.

SMO –	State Moral Obligation

STAID –	State Aid Withholding

VA –	Veterans Administration

Minnesota Intermediate Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 96.7%
Revenue Bonds – 68.9%
Continuing Care Retirement Communities – 0.9%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.550%, 07/01/2027	$1,000	$874
Glencoe Health Care Facilities, Glencoe Regional Health Services Project Pre-refunded 04/01/2011 @ 101
7.400%, 04/01/2021 ◊	1,000	1,094

		1,968

Economic Development – 1.4%
Minneapolis Community Development Agency
Series G-3, Pre-refunded 12/01/2011 @ 100
5.350%, 12/01/2021 ◊	1,000	1,084
Minneapolis Development, Common Bond
Series 1A (AMT)
4.550%, 12/01/2013	480	509
4.625%, 12/01/2014	505	533
Minneapolis Supported Development, Common Bond, Series 2A (AMT)
5.125%, 06/01/2022	1,000	983

		3,109

Education – 14.0%
Minneapolis, The Blake School Project
5.000%, 09/01/2012	445	466
Minnesota Colleges & Universities, Series A
4.000%, 10/01/2022	985	1,001
4.000%, 10/01/2023	1,755	1,772
Minnesota Higher Education Facilities Authority, Augsburg College
Series 4-Y
5.000%, 10/01/2011	500	501
5.000%, 10/01/2012	500	500
Series 6-C
4.750%, 05/01/2018	1,075	1,077
Series 6-J1
5.000%, 05/01/2013	320	345
5.000%, 05/01/2016	375	399
5.000%, 05/01/2020	1,295	1,329
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2018	1,125	1,138
5.500%, 05/01/2019	1,185	1,189
5.500%, 05/01/2024	1,050	1,025
Minnesota Higher Education Facilities Authority, College of Art & Design
Series 5-K
5.000%, 05/01/2011	170	175
Series 6-K
5.000%, 05/01/2013	310	334
5.000%, 05/01/2014	320	346
5.000%, 05/01/2015	340	366
5.000%, 05/01/2016	355	377
5.000%, 05/01/2017	370	389
Minnesota Higher Education Facilities Authority, St. Benedict College, Series V
4.500%, 03/01/2017	1,585	1,641
Minnesota Higher Education Facilities Authority, St. Catherine College, Series 5-N1
5.250%, 10/01/2022	500	497

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2009 Semiannual Report

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Minnesota Higher Education Facilities Authority, St. John’s University, Series 6-U
4.200%, 10/01/2019	$290	$293
4.300%, 10/01/2020	385	388
4.500%, 10/01/2022	145	147
Minnesota Higher Education Facilities Authority, St. Olaf College, Series 6-O
5.000%, 10/01/2016	500	546
4.500%, 10/01/2019	250	252
Minnesota Higher Education Facilities Authority, St. Scholastica College
Series 5-J
5.250%, 12/01/2011	210	214
Series 6-S
4.375%, 12/01/2016	360	360
4.500%, 12/01/2017	380	377
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-I
4.000%, 04/01/2014	1,045	1,109
Series 6-X
4.500%, 04/01/2021	500	508
5.000%, 04/01/2024	1,250	1,307
Series 7-A
4.000%, 10/01/2017	1,000	1,020
4.500%, 10/01/2018	1,000	1,043
4.500%, 10/01/2019	1,845	1,908
Moorhead Educational Facilities, Concordia College, Series A
4.100%, 12/15/2014	500	525
4.200%, 12/15/2015	880	917
4.300%, 12/15/2016	925	955
5.000%, 12/15/2018	1,005	1,050
5.000%, 12/15/2019	1,060	1,096
University of Minnesota, Series C
5.000%, 12/01/2019	1,000	1,142

		30,024

Healthcare ⊳ – 28.2%
Aitkin Health Care Facilities, Riverwood Healthcare Center
5.250%, 02/01/2015	735	740
Bemidji Health Care Facilities, North County Health Services
4.125%, 09/01/2013	300	306
4.250%, 09/01/2015	500	503
5.000%, 09/01/2017	500	513
5.000%, 09/01/2018	1,050	1,070
5.000%, 09/01/2019	1,110	1,122
Cuyuna Range Hospital District
5.000%, 06/01/2016	425	401
5.000%, 06/01/2017	1,340	1,345
5.000%, 06/01/2019	1,320	1,186
Duluth Economic Development Authority, Benedictine Health System-St. Mary’s Pre-refunded 02/15/2014 @ 100
5.375%, 02/15/2022 ◊	2,045	2,356
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2013	760	791
5.000%, 04/01/2014	800	834
5.000%, 04/01/2015	845	871
5.000%, 04/01/2017	1,815	1,837
Maple Grove Health Care Facilities, North Memorial Health Care
4.500%, 09/01/2017	1,730	1,724
Maple Grove Health Care System, Maple Grove Hospital
5.000%, 05/01/2017	1,000	1,068
Marshall Medical Center, Avera Marshall Regional Medical Center Project Escrowed to Maturity
4.500%, 11/01/2013 §	345	379
Pre-refunded 11/01/2015 @ 100
4.750%, 11/01/2020 ◊	1,155	1,292
Meeker County Hospital Facilities, Memorial Hospital Project
5.625%, 11/01/2022	1,000	1,002
Minneapolis Health Care System, Allina Health System, Series A, Pre-refunded 11/15/2012 @ 100
6.000%, 11/15/2023 ◊	2,500	2,861
5.750%, 11/15/2032 ◊	1,300	1,479
Minneapolis Health Care System, Fairview Health Services
Series A
6.375%, 11/15/2023	4,000	4,438
Series A, Escrowed to Maturity
5.000%, 05/15/2012 §	605	665
Minnesota Agricultural & Economic Development Board, Evangelical Lutheran Project
5.500%, 02/01/2011	280	288
5.500%, 02/01/2012	200	209
5.500%, 02/01/2015	730	758
Minnesota Agricultural & Economic Development Board, Health Care Systems, Series A (NATL)
5.500%, 11/15/2017	305	306
5.750%, 11/15/2026	10	10
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
5.750%, 12/01/2015	2,320	2,364
Northfield Hospital
5.000%, 11/01/2013	715	729
5.000%, 11/01/2014	920	935
5.500%, 11/01/2017	1,080	1,090
Plymouth Health Facilities, Westhealth Project
Series A (AGM)
6.200%, 06/01/2011	935	938
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.000%, 12/01/2021	1,015	1,002
Shakopee Health Care Facilities, St. Francis Regional Medical Center
4.000%, 09/01/2012	305	308
5.000%, 09/01/2017	1,785	1,801
St. Cloud Health Care Facilities, CentraCare Health System Project (AGC)
5.375%, 05/01/2031	1,000	1,034
St. Cloud Health Care Facilities, St. Cloud Hospital Obligation Group, Series A (AGM)
5.750%, 05/01/2026	2,500	2,542
St. Louis Park Health Care Facilities, Park Nicollet Health Services
5.500%, 07/01/2029	1,300	1,286
Series C
5.625%, 07/01/2026	2,500	2,521
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2015	500	534
5.000%, 11/15/2019	1,200	1,244

First American Funds 2009 Semiannual Report   33

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Series A-1
5.000%, 11/15/2024	$3,000	$2,984
St. Paul Housing & Redevelopment Authority, Health Partners Obligated Group Project
5.250%, 05/15/2019	1,350	1,354
St. Paul Housing & Redevelopment Authority, HealthEast Project
5.150%, 11/15/2020	1,840	1,676
St. Paul Port Authority, HealthEast Midway Campus, Series A
5.250%, 05/01/2015	1,500	1,458
5.750%, 05/01/2025	2,000	1,882
Stillwater Health Care, Health Systems Obligated Group
4.250%, 06/01/2015	500	510
4.250%, 06/01/2016	260	263
Todd, Morrison, Cass & Wadena Counties, United Hospital District
4.000%, 12/01/2013	400	428
Winona Health Care Facilities, Series A
5.300%, 07/01/2017	525	529
Winona Health Care Facilities, Winona Health Obligated Group
5.000%, 07/01/2020	1,000	967

		60,733

Housing – 1.3%
Dakota County Housing & Redevelopment Authority, Single Family Mortgages (AMT) (FNMA) (GNMA)
5.125%, 10/01/2020	30	30
Moorhead Senior Housing, Sheyenne Crossing Project
5.600%, 04/01/2025	2,000	1,783
Worthington Housing Authority, Meadows Worthington Project, Series A
5.000%, 11/01/2017	1,000	947

		2,760

Lease Revenue – 3.0%
Andover Economic Development Authority Public Facilities, Community Center Crossover Refunded 02/01/2014 @ 100
5.000%, 02/01/2019 z	730	804
5.000%, 02/01/2019 z	495	545
Pine County Housing & Redevelopment Authority
Series A
4.500%, 02/01/2016	465	485
4.500%, 02/01/2017	385	397
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.500%, 12/01/2019	180	186
4.500%, 12/01/2020	290	297
St. Paul Housing & Redevelopment Authority, Smith Avenue Transit Center
4.000%, 06/01/2012	195	197
St. Paul Port Authority, Office Building
5.000%, 12/01/2019	2,415	2,518
Stevens County Housing & Redevelopment Authority Project, Series A
4.000%, 02/01/2018	315	318
4.000%, 02/01/2019	325	322
4.100%, 02/01/2020	340	337

		6,406

Miscellaneous – 1.0%
Seaway Port Authority of Duluth, Cargill Incorporated Project
4.200%, 05/01/2013	2,000	2,060

Tax Revenue – 1.8%
Hennepin County Sales Tax, Ballpark Project
Series B
4.375%, 12/15/2022	555	582
5.000%, 12/15/2029	1,000	1,073
Minneapolis St. Anthony Falls Project
5.000%, 02/01/2017	1,040	953
5.300%, 02/01/2021	570	506
Minneapolis Tax Increment, Grant Park Project
5.200%, 02/01/2022	1,000	858

		3,972

Transportation – 7.4%
Minneapolis & St. Paul Metropolitan Airports Commission
Series A
4.000%, 01/01/2019	1,000	1,020
5.000%, 01/01/2020	1,000	1,083
5.000%, 01/01/2021	500	537
Series A (NATL)
5.000%, 01/01/2019	1,000	1,033
5.000%, 01/01/2020	2,200	2,262
Series B (AMBAC) (AMT)
5.000%, 01/01/2020	2,125	2,122
Series B, Escrowed to Maturity (AMT) (FGIC) (NATL)
5.750%, 01/01/2010 §	2,380	2,380
Series C, Pre-refunded 01/01/2011 @ 100 (FGIC)
5.125%, 01/01/2020 ◊	3,095	3,238
Minnesota Public Facilities Authority Transportation
5.000%, 03/01/2012	970	977
Puerto Rico Commonwealth, Highway & Transportation Authority, Series X (IBC) (NATL)
5.500%, 07/01/2013	1,250	1,336

		15,988

Utilities – 9.9%
Chaska Electric, Series A
5.650%, 10/01/2010	760	785
4.200%, 10/01/2015	1,000	1,063
Cohasset Pollution Control, Allete Project (IBCC) (RAAI)
4.950%, 07/01/2022	2,230	2,252
Litchfield Electric Utilities, Series C (AGC)
5.000%, 02/01/2029	500	515
Marshall Public Utilities
Series A (AGC)
3.500%, 07/01/2016	315	320
3.500%, 07/01/2017	275	275
3.750%, 07/01/2018	340	338
Series B
3.500%, 07/01/2015	500	511
Minnesota State Municipal Power Agency
4.125%, 10/01/2017	420	437
5.250%, 10/01/2022	1,000	1,071
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGC)
5.000%, 01/01/2019	1,000	1,091
5.000%, 01/01/2021	2,000	2,146

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2009 Semiannual Report

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Series A (AMBAC)
5.000%, 01/01/2013	$380	$415
5.000%, 01/01/2017	460	507
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
5.000%, 07/01/2016	500	551
Shakopee Public Utilities, Series A (AGM)
4.250%, 02/01/2018	295	308
Southern Minnesota Municipal Power Agency
Series A (AMBAC)
5.250%, 01/01/2014	2,000	2,241
Series A, Zero Coupon Bond (NATL)
4.080%, 01/01/2020 ¤	3,500	2,337
4.210%, 01/01/2021 ¤	5,000	3,162
Western Minnesota Municipal Power Agency
Series A (AMBAC)
5.500%, 01/01/2011	1,000	1,004

		21,329

Total Revenue Bonds		148,349

General Obligations – 25.4%
Anoka County Capital Improvement
Series A
4.100%, 02/01/2018	610	646
5.000%, 02/01/2020	1,000	1,122
Series B
4.550%, 01/01/2011	1,335	1,358
Series C
4.100%, 02/01/2018	285	309
4.200%, 02/01/2019	595	638
Series D
5.000%, 02/01/2024	500	536
Anoka-Hennepin Independent School District #11 Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2014 z	2,000	2,071
Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.000%, 02/01/2012 z	1,000	1,036
5.375%, 02/01/2013 z	600	602
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.250%, 02/01/2020	1,200	1,285
Chaska Independent School District #112, School Building, Series A (MSDCEP) (NATL)
4.250%, 02/01/2019	1,000	1,073
Chatfield Independent School District #227, School Building, Series A (AGM) (MSDCEP)
4.000%, 02/01/2018	450	488
Dakota County Capital Improvement, Series C
4.850%, 02/01/2010	1,000	1,004
Dakota County Community Development Agency, Senior Housing Facilities, Series A
4.375%, 01/01/2019	510	544
4.500%, 01/01/2020	215	229
Dassel Cokato Independent School District #466, School Building, Series A (MSCDEP)
4.000%, 03/01/2014	300	327
Duluth DECC Improvement, Series A
4.500%, 02/01/2021	1,160	1,230
4.500%, 02/01/2022	465	489
4.625%, 02/01/2024	1,100	1,150
Duluth Independent School District #709
Series A (AGM) (MSDCEP)
4.250%, 02/01/2022	1,150	1,207
Lakeville Independent School District #194
Series A, Crossover Refunded 02/01/2013 @ 100 (FGIC) (MSDCEP)
5.000%, 02/01/2022 z	1,260	1,379
Mankato, Series A
3.500%, 02/01/2018	765	789
3.500%, 02/01/2019	775	789
Minneapolis Special School District #1 (MSDCEP)
4.000%, 02/01/2018	1,135	1,205
Moorhead Independent School District #152 Crossover Refunded 04/01/2012 @ 100 (FGIC) (MSDCEP)
5.000%, 04/01/2015 z	3,450	3,719
5.000%, 04/01/2016 z	2,510	2,706
Mounds View Independent School District #621, School Building
Series A (MSDCEP)
3.250%, 02/01/2017	625	640
4.000%, 02/01/2021	1,000	1,028
4.000%, 02/01/2022	750	765
Series A, Crossover Refunded 02/01/2011 @ 100 (MSDCEP)
5.250%, 02/01/2012 z	1,000	1,045
Series A, Crossover Refunded 02/01/2012 @ 100 (MSDCEP)
5.000%, 02/01/2019 z	2,565	2,748
Series A, Crossover Refunded 02/01/2012 @ 100 (MSDCEP) (NATL)
5.000%, 02/01/2018 z	2,340	2,508
New Prague Independent School District #721, School Building, Series A (MSDCEP) (SGI)
3.750%, 02/01/2020	525	531
3.875%, 02/01/2022	475	476
Pequot Lakes Independent School District #186 Crossover Refunded 02/01/2012 @ 100 (FGIC) (MSDCEP)
5.125%, 02/01/2018 z	500	539
Perham, Disposal System (AMT)
5.850%, 05/01/2015	1,205	1,233
Puerto Rico Commonwealth (NATL)
6.000%, 07/01/2014	1,605	1,743
Series A
5.500%, 07/01/2018	1,000	1,034
5.500%, 07/01/2018	575	594
Series A (SGI)
5.500%, 07/01/2017	1,000	1,036
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,032
Robbinsdale Independent School District #281, Alternative Facility, Series B (MSDCEP)
4.500%, 02/01/2021	500	545
Rochester Wastewater, Series A
4.000%, 12/01/2018	1,140	1,231
Sauk Rapids Independent School District #47
Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 89.37 (AGM) (MSDCEP)
1.687%, 02/01/2013 z ¤	1,055	926
Series B, Zero Coupon Bond, Crossover Refunded 02/01/2011 @ 94.63 (AGM) (MSDCEP)
1.687%, 02/01/2012 z ¤	1,790	1,663
South Washington County, Independent School District #833, Series B (AGM) (MSDCEP)
5.000%, 02/01/2015	1,030	1,112

First American Funds 2009 Semiannual Report   35

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Minnesota Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

St. Cloud Library Sales Tax, Series B (AGM)
4.000%, 02/01/2018	$1,000	$1,063
St. Michael Independent School District #885 Crossover Refunded 02/01/2012 @ 100 (AGM) (MSDCEP)
5.000%, 02/01/2014 z	1,190	1,277
5.000%, 02/01/2017 z	1,000	1,074
Wright County Jail, Series A (MCCEP)
4.500%, 12/01/2020	640	694
Zumbrota-Mazeppa Independent School District #2805, Alternative Facilities
Series A (MSDCEP)
4.000%, 02/01/2019	200	213

Total General Obligations		54,681

Certificates of Participation – 2.4%
Chaska Independent School District #112
Series B
4.000%, 12/01/2015	545	573
4.000%, 12/01/2016	525	545
4.000%, 12/01/2017	590	605
4.000%, 12/01/2018	415	420
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019	1,890	1,983
Northeast Metropolitan Intermediate School District #916
4.250%, 01/01/2015	1,000	1,043

Total Certificates of Participation		5,169

Total Municipal Bonds (Cost $201,557)		208,199

Short-Term Investments – 2.2%
Money Market Fund – 1.0%
Federated Minnesota Municipal Cash Trust
0.180% Ω	2,176,199	2,176

Variable Rate Demand Note ❖ – 1.2%
Cohasset Power & Light Company Project (LOC: LaSalle Bank)
0.250%, 06/01/2020	$2,510	2,510

Total Short-Term Investments
(Cost $4,686)		4,686

Total Investments ▲ – 98.9%
(Cost $206,243)		212,885

Other Assets and Liabilities, Net – 1.1%		2,383

Total Net Assets – 100.0%		$215,268

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

z	Crossover Refunded securities are backed by the credit of the refunding issuer. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to
Minnesota Intermediate Tax Free Fund (concluded)

receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $206,243. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$8,278
Gross unrealized depreciation	(1,636)

Unrealized appreciation	$6,642

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $7,790, which represents 3.6% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FNMA –	Federal National Mortgage Association

GNMA –	Government National Mortgage Association

IBC –	Insured Bond Certificate

IBCC –	Insured Bond Custodial Certificate

LOC –	Letter of Credit

MCCEP –	Minnesota County Credit Enhancement Program

MSDCEP –	Minnesota School District Credit Enhancement Program

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance Inc.

SGI –	Syncora Guarantee Inc.

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2009 Semiannual Report

Minnesota Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 95.2%
Revenue Bonds – 80.8%
Continuing Care Retirement Communities – 1.7%
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.700%, 07/01/2042	$1,750	$1,467
Golden Valley Covenant Retirement Communities, Series A
5.500%, 12/01/2029	1,450	1,338

		2,805

Economic Development – 0.9%
Minnesota Agricultural & Economic Development Board, Minnesota Small Business Program, Series A (AMT)
5.550%, 08/01/2016	500	468
Minnesota Agricultural & Economic Development Board, Small Business Development, Series D (AMT)
7.250%, 08/01/2020	1,005	1,008

		1,476

Education – 9.0%
Baytown Lease, St. Croix Preparatory Academy
Series A
7.000%, 08/01/2038	1,500	1,384
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2026	1,725	1,673
5.500%, 05/01/2027	820	793
Minnesota Higher Education Facilities Authority, College of Art & Design, Series 6-K
5.000%, 05/01/2026	30	30
Minnesota Higher Education Facilities Authority, University of St. Thomas
Series 6-X
5.250%, 04/01/2039	5,000	5,081
Series 7-A
5.000%, 10/01/2039	2,000	1,989
Minnesota Higher Education Facilities Authority,Vermilion Community College Project
Series 3-T
6.000%, 01/01/2013	290	292
St. Paul Housing & Redevelopment Authority, Community Peace Academy Project, Series A
5.000%, 12/01/2036	800	628
St. Paul Housing & Redevelopment Authority, St. Paul Academy & Summit School Project
5.000%, 10/01/2024	2,000	2,083
University of Minnesota, Series C
5.000%, 12/01/2020	1,000	1,134

		15,087

Healthcare ⊳ – 27.2%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	1,500	1,374
Cuyuna Range Hospital District
5.500%, 06/01/2035	350	289
Duluth Economic Development Authority, Benedictine Health System-St.Mary’s, Pre-refunded 02/15/2014 @
5.250%, 02/15/2028 ◊	1,065	1,221
Glencoe Health Care Facilities, Regional Health Services Project
5.000%, 04/01/2031	2,000	1,804
Maple Grove Health Care Facilities, North Memorial Health Care
5.000%, 09/01/2035	2,000	1,805
Maple Grove Health Care System, Maple Grove Hospital
4.500%, 05/01/2023	1,500	1,470
5.250%, 05/01/2025	1,000	1,029
Marshall Medical Center, Weiner Memorial Medical Center Project, Series A, Pre-refunded 11/01/2013 @ 100
5.250%, 11/01/2016 ◊	305	344
5.850%, 11/01/2023 ◊	875	1,006
Meeker County Hospital Facilities, Memorial Hospital Project
5.750%, 11/01/2027	1,000	980
Minneapolis Health Care System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	3,371
Minnesota Agricultural & Economic Development Board, Fairview Health Services
Series A
6.375%, 11/15/2029	125	127
Monticello-Big Lake Community Hospital District, Health Care Facilities, Series C
6.200%, 12/01/2022	1,000	943
New Hope Housing & Health Care Facilities, Masonic Home North Ridge
5.750%, 03/01/2015	1,600	1,603
Redwood Falls Hospital Facilities, Redwood Area Hospital Project
5.125%, 12/01/2036	2,000	1,837
Rochester Health Care & Housing, Samaritan Bethany, Series A
7.375%, 12/01/2041	1,100	1,082
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	2,000	1,847
St. Cloud Health Care Facilities, CentraCare Health System Project (AGC)
5.500%, 05/01/2039	3,000	3,071
St. Louis Park Health Care Facilities, Park Nicollet Health Services
5.750%, 07/01/2039	2,000	1,967
Series B, Pre-refunded 07/01/2014 @ 100
5.500%, 07/01/2025 ◊	2,000	2,321
Series C
5.750%, 07/01/2030	1,000	1,007
St. Paul Housing & Redevelopment Authority, Allina Health System
Series A (NATL)
5.000%, 11/15/2012	2,500	2,663
Series A-1
5.250%, 11/15/2029	3,050	3,046
St. Paul Housing & Redevelopment Authority, Episcopal Nursing Home
5.630%, 10/01/2033	2,260	1,876
St. Paul Housing & Redevelopment Authority, Gillette Childrens Specialty
5.000%, 02/01/2029	2,060	1,989
St. Paul Housing & Redevelopment Authority, Health Partners Obligation Group Project
5.250%, 05/15/2026	2,000	1,903
St. Paul Housing & Redevelopment Authority, HealthEast Project
6.000%, 11/15/2030	800	728

First American Funds 2009 Semiannual Report   37

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

St. Paul Housing & Redevelopment Authority, Regions Hospital Project
5.250%, 05/15/2018	$500	$500
St. Paul Port Authority, HealthEast Midway Campus
Series A
5.875%, 05/01/2030	900	808
Series B
6.000%, 05/01/2030	1,800	1,640

		45,651

Housing – 11.2%
Cottage Grove Senior Housing, PHS/Cottage Grove Inc. Project, Series A
5.000%, 12/01/2031	850	682
Dakota County Community Development Agency, Multifamily Housing, Ebenezer Ridges Project (GNMA)
5.900%, 04/20/2042	2,000	2,051
Maplewood Multifamily Housing, Carefree Cottages ll, Mandatory Put 04/15/2019 @ 100 (AMT) (FNMA)
4.800%, 04/15/2034	2,000	2,014
Minneapolis & St. Paul Housing Financing Board, Single Family Mortgage
Series A4 (AMT) (FHLMC) (FNMA) (GNMA)
5.000%, 11/01/2038	861	824
Minneapolis Housing, Keeler Apartments Project
Series A
5.000%, 10/01/2037	1,350	1,065
Minneapolis Multifamily Housing, Vantage Flats Project (AMT) (GNMA)
5.200%, 10/20/2048	870	872
Minnesota Housing Finance Agency, Residential Housing
Series B (AMT)
5.650%, 07/01/2033	605	608
Series B1-RMK (AMT)
5.350%, 07/01/2033	1,285	1,286
Series D (AMT)
4.700%, 07/01/2027	3,465	3,311
Series E
5.100%, 01/01/2040	500	499
Series F (AMT)
5.400%, 07/01/2030	2,105	2,112
Minnesota Housing Finance Agency, Single Family Mortgage, Series C (AMT)
6.100%, 07/01/2030	265	265
Moorhead Senior Housing, Sheyenne Crossing Project
5.650%, 04/01/2041	1,620	1,349
St. Paul Housing & Redevelopment Authority, Rossy & Richard Shaller, Series A
5.250%, 10/01/2042	1,100	841
White Bear Lake, Multifamily Housing, Lake Square, Series A (FHA)
6.000%, 08/01/2020	1,020	1,021

		18,800

Lease Revenue – 4.5%
Lakeville Housing & Redevelopment Authority, Ice Arena Project
4.625%, 02/01/2032	585	545
New Brighton Economic Development Authority, Public Safety Facility, Series A
4.900%, 02/01/2015	850	852
5.000%, 02/01/2016	895	896
5.100%, 02/01/2017	900	901
Pine County Housing & Redevelopment Authority, Series A
5.000%, 02/01/2028	1,000	1,000
5.000%, 02/01/2031	1,890	1,828
St. Paul Housing & Redevelopment Authority, Jimmy Lee Recreation Center
4.750%, 12/01/2026	500	512
St. Paul Port Authority, Regions Hospital Parking Ramp Project, Series 1
5.000%, 08/01/2036	1,375	1,071

		7,605

Miscellaneous – 1.1%
Little Canada Commercial Development, RLF Minnesota Project
7.100%, 04/01/2013	650	650
Seaway Port Authority of Duluth, Cargill Inc. Project
4.200%, 05/01/2013	1,130	1,164

		1,814

Recreational Facility Authority – 1.1%
Moorhead Golf Course, Series B
5.875%, 12/01/2021	2,000	1,849

Tax Revenue – 0.2%
Minneapolis St. Anthony Falls Project
5.650%, 02/01/2027	400	344

Transportation – 5.9%
Minneapolis & St. Paul Metropolitan Airports Commission, Series A (AMBAC)
5.000%, 01/01/2017	1,000	1,101
5.000%, 01/01/2019	3,250	3,500
5.000%, 01/01/2020	5,000	5,334

		9,935

Utilities – 18.0%
Chaska Electric, Series A
6.100%, 10/01/2030	45	45
Minnesota Public Facilities Authority, Clean Water, Series B
5.000%, 03/01/2018	2,000	2,316
Northern Municipal Power Agency, Minnesota Electric Systems
Series A (AGC)
5.000%, 01/01/2018	1,985	2,196
Series A (AMBAC)
5.000%, 01/01/2026	2,000	2,091
Puerto Rico Electric Power Authority
Series SS (NATL)
5.000%, 07/01/2024	2,000	2,006
Southern Minnesota Municipal Power Agency
Series A, Zero Coupon Bond (NATL)
3.910%, 01/01/2019 ¤	4,000	2,823
4.210%, 01/01/2021 ¤	5,065	3,203
4.410%, 01/01/2023 ¤	3,000	1,702
4.510%, 01/01/2024 ¤	11,000	5,891
4.580%, 01/01/2025 ¤	4,770	2,418
4.620%, 01/01/2026 ¤	6,300	3,034
4.700%, 01/01/2027 ¤	2,900	1,316

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2009 Semiannual Report

Minnesota Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Western Minnesota Municipal Power Agency Escrowed to Maturity (NATL)
9.750%, 01/01/2016 §	$410	$562
Series A (AMBAC)
5.500%, 01/01/2015	550	573

		30,176

Total Revenue Bonds		135,542

General Obligations – 13.1%
Burnsville Independent School District #191, Alternative Facilities, Series A (MSDCEP)
4.500%, 02/01/2022	1,430	1,527
Hopkins Independent School District #270
Series B (MSDCEP)
4.000%, 02/01/2026	1,000	1,004
Minneapolis Sports Arena Project
5.100%, 04/01/2013	500	502
5.100%, 10/01/2013	250	251
Minnesota
5.000%, 08/01/2013	2,000	2,276
Series A
5.000%, 06/01/2018	2,000	2,335
Series H
5.000%, 11/01/2028	5,000	5,562
5.000%, 11/01/2029	2,510	2,777
Minnesota Highway & Various Purpose
5.000%, 08/01/2020	3,800	4,297
Perham, Disposal System (AMT)
6.000%, 05/01/2022	1,500	1,515

Total General Obligations		22,046

Certificate of Participation – 1.3%
Duluth Independent School District #709
Series B (MSDCEP)
4.000%, 02/01/2019	2,000	2,098

Total Municipal Bonds
(Cost $157,781)		159,686

Short-Term Investments – 3.7%
Money Market Fund – 3.6%
Federated Minnesota Municipal Cash Trust
0.180%Ω	6,039,449	6,039

Variable Rate Demand Note ❖ – 0.1%
Brown County, Martin Luther College Project
0.320%, 09/01/2024	$200	200

Total Short-Term Investments
(Cost $6,239)		6,239

Total Investments ▲ – 98.9%
(Cost $164,020)		165,925

Other Assets and Liabilities, Net – 1.1%		1,859

Total Net Assets – 100.0%		$167,784

⊳	The fund is significantly invested in this sector and therefore is subject to additional risks. See note 6 in Notes to Financial Statements.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.
Minnesota Tax Free Fund (concluded)

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $164,020. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,078
Gross unrealized depreciation	(4,173)

Unrealized appreciation	$1,905

AGC – Assured Guaranty Corporation

AMBAC – American Municipal Bond Assurance Corporation

AMT – Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $14,283, which represents 8.5% of total net assets.

FHA – Federal Housing Administration

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MSDCEP – Minnesota School District Credit Enhancement Program

NATL – National Public Finance Guarantee Corporation

First American Funds 2009 Semiannual Report   39

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 97.8%
Revenue Bonds – 83.6%
Continuing Care Retirement Communities – 4.5%
Cole County Industrial Development Authority, Lutheran Services Heisinger Project
5.250%, 02/01/2024	$2,000	$1,897
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	500	382
Lee’s Summit Industrial Development Authority, Senior Living Facilities, John Knox Village Group, Series A
5.000%, 08/15/2014	1,035	1,052
Missouri Health & Educational Facilities Authority, Senior Living Facilities, Lutheran Senior, Series A
5.375%, 02/01/2035	1,500	1,321
St. Louis County Industrial Development Authority, Friendship Village West, Series A
5.500%, 09/01/2028	2,000	1,814

		6,466

Education – 4.5%
Curators University System Facilities, Series A
5.000%, 11/01/2033	1,000	1,036
Lincoln University Auxiliary System (AGC)
5.125%, 06/01/2037	1,000	1,012
Missouri Development Finance Board, Midwest Research Institute Project
5.000%, 11/01/2017	1,185	1,148
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.375%, 03/15/2039	3,000	3,277

		6,473

Healthcare – 23.7%
Boone County Hospital
5.050%, 08/01/2020	1,200	1,210
5.625%, 08/01/2038	2,000	2,002
Cape Girardeau County Industrial Development Authority, Health Care Facilities, Southeast Missouri Hospital
5.625%, 06/01/2022	245	245
Pre-refunded 06/01/2012 @ 100
5.625%, 06/01/2022 ◊	1,255	1,391
Cape Girardeau County Industrial Development Authority, Health Care Facilities, St. Francis Medical Center, Series A
5.125%, 06/01/2023	250	254
5.125%, 06/01/2024	200	202
5.500%, 06/01/2029	500	509
5.750%, 06/01/2039	2,000	2,017
Carthage Hospital
6.000%, 04/01/2038	1,000	792
Cass County Hospital
5.500%, 05/01/2027	2,000	1,805
Clinton County Industrial Development Authority, Health Facilities, Cameron Regional Medical Center
5.000%, 12/01/2037	1,000	691
Grundy County Industrial Development Authority Health Facilities, Wright Memorial Hospital
5.650%, 09/01/2022	1,120	1,103
5.750%, 09/01/2023	1,000	985
Hannibal Industrial Development Authority Health Facilities
4.300%, 03/01/2013	1,345	1,360
5.000%, 03/01/2022	1,000	964
Indiana Finance Authority Health Systems, Sisters of St. Francis Health
5.250%, 11/01/2024	1,000	1,017
Joplin Industrial Development Authority Health Facilities, Freeman Health Systems Project
5.500%, 02/15/2024	2,000	1,978
Missouri Health & Educational Facilities Authority, BJC Health Systems, Series A, Escrowed to Maturity
6.750%, 05/15/2012 §	2,310	2,624
Missouri Health & Educational Facilities Authority, Children’s Mercy Hospital
5.625%, 05/15/2039	2,500	2,510
Missouri Health & Educational Facilities Authority, Jefferson Memorial Hospital (RAAI)
5.000%, 08/15/2019	2,300	2,252
Missouri Health & Educational Facilities Authority, Lake Regional Health System Project
5.000%, 02/15/2012	515	528
Missouri Health & Educational Facilities Authority, SSM Health Care
Series A
5.000%, 06/01/2036	2,000	2,022
Series B (NATL)
5.000%, 06/01/2018	445	447
Missouri Health & Educational Facilities Authority, St. Luke’s Health, Series 2003-B (AGM)
5.500%, 11/15/2032	2,000	2,112
Saline County Industrial Development Authority, Health Facilities, John Fitzgibbon Memorial Hospital
5.625%, 12/01/2035	1,000	802
St. Louis County Industrial Development Authority, Health Facilities, Ranken-Jordan Project
4.250%, 11/15/2014	125	122
5.000%, 11/15/2027	670	523
5.000%, 11/15/2035	1,300	954
Series A, Pre-refunded 11/15/2013 @ 100
6.625%, 11/15/2035 ◊	500	598

		34,019

Housing – 4.2%
Kansas City Industrial Development Authority, Multifamily Housing, Grand Boulevard
Series A (GNMA)
5.300%, 11/20/2049	1,290	1,288
Missouri Housing Development Commission, Homeownership Loan Program
Series A1 (AMT) (FHLMC) (FNMA) (GNMA)
5.300%, 03/01/2039	525	529
Series B (AMT) (FNMA) (GNMA)
4.800%, 09/01/2031	890	877
Series C1 (AMT) (FNMA) (GNMA)
5.000%, 09/01/2037	455	439
Riverside Industrial Development Authority, Riverside Horizons Project, Series A (ACA)
5.000%, 05/01/2027	1,500	1,421
University City Industrial Development Authority, Multifamily Canterbury, Series A (GNMA)
5.950%, 12/20/2025	1,400	1,393

		5,947

Lease Revenue – 15.8%
Cape Girardeau County, Jackson School District #R-2 (NATL)
5.250%, 03/01/2026	1,000	1,050
Clay County Public Building Authority
Series A (AGM)
5.125%, 05/15/2014	2,000	2,006

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2009 Semiannual Report

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Kansas City Municipal Assistance, Capital Appreciation Leasehold, Series B-1, Zero Coupon Bond (AMBAC)
5.680%, 04/15/2027 ¤	$2,000	$759
Kansas City Special Facilities, MCI Overhaul Base Project, Series G (AMT)
4.750%, 09/01/2028	4,000	3,554
Missouri Board of Public Buildings, Special Obligation, Series A
5.000%, 10/15/2027	1,000	1,046
Missouri Board of Public Buildings, State Office Building Special Obligation
Series A
5.125%, 05/01/2026	5,000	5,132
Series A (NATL)
5.000%, 05/01/2024	3,000	3,127
Missouri Development Finance Board, Infrastructure Facilities, Branson, Series A
5.000%, 12/01/2017	1,000	1,012
5.375%, 12/01/2022	750	755
Missouri Development Finance Board, Infrastructure Facilities, Independence Water System Improvement, Series C
5.750%, 11/01/2029	500	513
Platte County School District #R-3 (MDDP)
5.000%, 03/01/2028	200	210
Springfield Public Building, Capital Improvement Program (AMBAC)
5.000%, 03/01/2024	2,000	2,073
St. Louis Municipal Finance Leasehold, Convention Center Capital Improvement
Series A, Zero Coupon Bond (AGC)
5.620%, 07/15/2026 ¤	1,000	400
5.680%, 07/15/2027 ¤	1,000	374
5.730%, 07/15/2028 ¤	1,000	351
5.795%, 07/15/2029 ¤	1,000	328

		22,690

Miscellaneous – 2.6%
Kennett Industrial Development Authority, Manac Trailers USA Inc Project (LOC: Regions Bank) (AMT)
4.250%, 03/01/2022	1,500	1,352
4.250%, 03/01/2024	500	430
Missouri Development Finance Board, Infrastructure Facilities, Eastland Center Project
Series A
4.250%, 04/01/2015	1,010	1,048
Sugar Creek Industrial Development, Lafarge North America, Series A (AMT)
5.650%, 06/01/2037	1,000	868

		3,698

Revolving Funds – 5.8%
Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control
Series A
5.750%, 01/01/2029	1,000	1,158
Series B
5.250%, 01/01/2015	1,225	1,236
Series C
4.750%, 07/01/2023	410	440
5.000%, 07/01/2023	5,155	5,408

		8,242

Tax Revenue – 9.8%
Columbia Special Obligation, Electric Utility Improvement, Series A
5.000%, 10/01/2021	400	441
5.000%, 10/01/2023	445	487
5.125%, 10/01/2030	500	531
Fenton Tax Increment Revenue, Gravois Bluffs Redevelopment Project
5.000%, 04/01/2014	1,000	1,064
Harrisonville Towne Center Project
4.375%, 11/01/2017	340	344
4.500%, 11/01/2022	715	699
Howard Bend Levee District (SGI)
5.500%, 03/01/2026	1,745	1,784
Jackson County Special Obligation, Harry S Truman Sports Complex (AMBAC)
5.000%, 12/01/2028	3,000	3,112
Kansas City Tax Increment Financing Commission, Maincor Project, Series A
5.250%, 03/01/2018	500	486
Missouri Development Finance Board, Independence Centerpoint Project
Series E
5.125%, 04/01/2025	1,000	1,009
Missouri Development Finance Board, Independence Crackerneck Creek Project, Series B
5.000%, 03/01/2025	1,000	949
Osage Beach Tax Increment, Prewitt’s Point Project
5.000%, 05/01/2023	1,455	1,124
Raytown Live Redevelopment Plan, Project #1
5.125%, 12/01/2031	1,000	988
Riverside Tax Increment, L-385 Levee Project
5.250%, 05/01/2020	1,000	1,009

		14,027

Transportation – 3.6%
Missouri Highways & Transportation Commission
Series A, Pre-refunded 02/01/2011 @ 100
5.250%, 02/01/2020 ◊	2,000	2,105
Puerto Rico Commonwealth Highway & Transportation Authority, Series K
5.000%, 07/01/2017	1,000	1,004
St. Louis, Lambert, Series A-1
6.125%, 07/01/2024	2,000	2,116

		5,225

Utilities – 9.1%
Carroll County Public Water Supply, District #I
6.000%, 03/01/2039	500	518
Kansas City Sanitary Sewer System, Series A
5.250%, 01/01/2034	2,000	2,098
Kansas City Water, Series A
5.250%, 12/01/2032	500	525
Metropolitan St. Louis Sewer District, Wastewater Systems, Series A
5.750%, 05/01/2038	500	546
Missouri Development Finance Board, Independence Water System (AMBAC)
5.000%, 11/01/2024	1,000	1,018
Missouri Joint Municipal Electric Utility Commission, Power Project, Iatan 2 Project
Series A
6.000%, 01/01/2039	2,000	2,121
Series A (AMBAC)
5.000%, 01/01/2028	1,000	1,008
Missouri Joint Municipal Electric Utility Commission, Power Project, Plum Point Project (NATL)
5.000%, 01/01/2016	1,500	1,561
North Central Regional Water Commission, Waterworks Systems
5.000%, 01/01/2037	2,070	1,742
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	1,010
St. Joseph Industrial Development Authority, Sewer System Improvements Project
4.750%, 04/01/2020	500	507
4.750%, 04/01/2021	390	395

		13,049

Total Revenue Bonds		119,836

First American Funds 2009 Semiannual Report   41

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Missouri Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

General Obligations – 7.3%
Blue Springs Neighborhood Improvement
5.000%, 02/15/2029	$850	$896
Jackson County School District #4, Blue Springs
Series A
4.750%, 03/01/2026	2,000	2,106
Jackson County School District #7, Lee’s Summit
4.750%, 03/01/2027	1,000	1,057
Jefferson City School District, Series A, Escrowed to Maturity
6.700%, 03/01/2011 §	525	546
North Kansas City School District #74, Direct Deposit Program (MDDP)
5.000%, 03/01/2019	275	313
Platte County School District #R-3 (NATL)
5.000%, 03/01/2024	685	722
Puerto Rico Commonwealth, Public Improvement
Series A
5.250%, 07/01/2026	1,000	967
Richmond Heights, Manhasset Village Neighborhood
4.500%, 04/01/2026	690	669
St. Charles County, Francis Howell School District, Direct Deposit Program (MDDP)
5.000%, 03/01/2027	1,000	1,103
Wentzville School District #R-04, Refunding & Improvement, Series A, Zero Coupon Bond (MDDP)
5.120%, 03/01/2026 ¤	5,000	2,080

Total General Obligations		10,459

Certificates of Participation – 6.9%
Belton Refunding & Improvement (NATL)
5.250%, 03/01/2029	355	360
4.375%, 03/01/2019	500	486
4.500%, 03/01/2022	500	476
Cottleville
5.125%, 08/01/2026	200	178
5.250%, 08/01/2031	1,700	1,444
Hazelwood School District, Energy Improvements Project
4.500%, 03/01/2017	515	542
4.500%, 03/01/2018	445	461
Kansas City Metropolitan Junior College District
4.500%, 07/01/2021	1,025	1,077
Lincoln County Public Water Supply, District #1
6.750%, 06/15/2035	1,500	1,559
Missouri School Boards Association, Liberty Public School District #53 (AGM)
5.250%, 03/01/2025	1,015	1,095
Texas County Justice Center Project (AGC)
4.500%, 12/01/2025	1,770	1,790
Union, Series A
5.200%, 07/01/2023	520	512

Total Certificates of Participation		9,980

Total Municipal Bonds
(Cost $140,268)		140,275

Short-Term Investment – 1.2%
Money Market Fund – 1.2%
First American Tax Free Obligations Fund, Class Z
0.013% Å Ω
(Cost $1,680)	1,680,290	1,680

Total Investments ▲ – 99.0%
(Cost $141,948)		141,955

Other Assets and Liabilities, Net – 1.0%		1,465

Total Net Assets – 100.0%		$143,420

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.
Missouri Tax Free Fund (concluded)

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $141,948. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,504
Gross unrealized depreciation	(4,497)

Net unrealized appreciation	$7

ACA –	ACA Financial Guaranty Corporation

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $8,049, which represents 5.6% of total net assets.

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

GNMA –	Government National Mortgage Association

LOC –	Letter of Credit

MDDP –	Missouri Direct Deposit Program

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance Inc.

SGI –	Syncora Guarantee Inc.

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2009 Semiannual Report

Nebraska Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 95.3%
Revenue Bonds – 72.2%
Continuing Care Retirement Communities – 2.4%
Colorado Health Facilities Authority, Christian Living Communities Project, Series A
5.750%, 01/01/2026	$100	$87
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2037	275	186
Illinois Finance Authority, Three Crowns Park Plaza, Series A
5.875%, 02/15/2026	200	181
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2025	600	582

		1,036

Education – 17.7%
Colorado Educational & Cultural Facilities Authority, Charter School
5.625%, 05/01/2040	990	973
Missouri Health & Educational Facilities Authority, Washington University, Series A
5.375%, 03/15/2039	500	546
Nebraska Educational Finance Authority (RAAI)
5.000%, 04/01/2017	605	608
Nebraska Elementary & Secondary School Finance Authority, Boy’s Town Project
4.750%, 09/01/2028	500	510
Nebraska Utility Corporation, University of Nebraska, Lincoln Project
5.250%, 01/01/2015	1,045	1,127
University of Nebraska Facilities Corporation, Medical Center Research Project
5.000%, 02/15/2015	500	538
University of Nebraska, Lincoln Memorial Stadium, Series A
5.000%, 11/01/2015	500	537
University of Nebraska, Lincoln Student Fees
5.000%, 07/01/2022	750	778
University of Nebraska, Omaha Health & Recreation Project
5.000%, 05/15/2033	1,000	1,036
University of Nebraska, Omaha Student Facilities Project
5.000%, 05/15/2032	350	362
University of Nebraska, Omaha Student Housing Project
5.000%, 05/15/2023	500	537

		7,552

Healthcare – 19.7%
Adams County Hospital Authority #1, Mary Lanning Memorial Hospital Project (RAAI)
5.250%, 12/15/2033	1,000	925
Colorado Health Facilities Authority, Evangelical Lutheran, Series B
5.000%, 06/01/2039	500	515
Douglas County Hospital Authority #2, Boy’s Town Project
4.750%, 09/01/2028	1,000	995
Douglas County Hospital Authority #2, Children’s Hospital
6.000%, 08/15/2028	1,000	1,061
Douglas County Hospital Authority #3, Methodist Health
5.500%, 11/01/2038	1,000	966
Halifax Florida Hospital, Medical Center, Series A
5.000%, 06/01/2038	600	542
Indiana Health & Educational Facility Financing Authority, Schneck Memorial Hospital Project
Series A
5.250%, 02/15/2030	600	563
Lancaster County Hospital Authority #1, BryanLGH Medical Center Project, Series A, Pre-refunded 06/01/2011 @ 100 (AMBAC)
5.000%, 06/01/2019 ◊	500	532
Madison County Hospital Authority #1, Faith Regional Health Services Project Pre-refunded 01/01/2012 @ 100 (RAAI)
5.500%, 07/01/2021 ◊	500	545
Nebraska Investment Finance Authority, Great Plains Regional Medical Center Project (RAAI)
5.200%, 11/15/2016	250	258
5.300%, 11/15/2017	805	828
Platte County Hospital Authority #1, Columbus Community Hospital Project (RAAI)
5.850%, 05/01/2014	650	660

		8,390

Housing – 1.3%
Omaha Housing Authority, Multifamily Housing, Timbercreek Apartments (GNMA)
5.150%, 11/20/2022	565	573

Miscellaneous – 3.1%
Forsyth, Montana, Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	585	559
Washington County Wastewater & Solid Waste Disposal Facilities, Cargill Incorporated Project (AMT)
4.850%, 04/01/2035	500	445
Washington County Wastewater Facilities, Cargill Incorporated Project (AMT)
5.900%, 11/01/2027	300	305

		1,309

Recreational Facility Authority – 3.2%
Douglas County Zoo Facility, Omaha’s Henry Doorly Zoo Project
4.750%, 09/01/2024	1,365	1,363

Revolving Funds – 1.4%
Nebraska Investment Finance Authority, Drinking Water System
5.150%, 01/01/2016	580	585

Tax Revenue – 2.9%
Omaha Special Tax
5.250%, 10/15/2028	650	703
Series A
5.125%, 02/01/2032	500	511

		1,214

Utilities – 20.5%
Burt County Public Power District, Electric Systems
4.850%, 07/01/2026	335	316
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	750	719

First American Funds 2009 Semiannual Report   43

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Nebraska Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Grand Island Electric Systems (NATL)
5.125%, 08/15/2016	$750	$794
Hastings Electric Systems (AGM)
5.000%, 01/01/2015	250	263
Lincoln Electric Systems
5.000%, 09/01/2026	250	262
Municipal Energy Agency of Nebraska, Power Supply Systems, Series A (BHAC)
5.375%, 04/01/2039	150	159
Nebraska Public Power District, Series B
5.000%, 01/01/2033	500	516
Omaha Public Power District, Electric Revenue
Series A
5.500%, 02/01/2033	1,000	1,072
5.500%, 02/01/2035	1,200	1,281
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
5.000%, 07/01/2025	500	519
Puerto Rico Electric Power Authority, Series WW
5.250%, 07/01/2025	1,000	1,010
South Sioux City Combined Electric, Water & Sewer
4.750%, 08/01/2027	250	231
Southern Nebraska Public Power District, Electric Systems
5.250%, 12/15/2028	1,500	1,605

		8,747

Total Revenue Bonds		30,769

General Obligations – 23.1%
Brown County
4.350%, 06/15/2026	200	200
4.700%, 12/15/2026	400	401
Buffalo County (AGC)
6.000%, 12/15/2028	195	212
Douglas County School District #10, Elkhorn Public Schools
6.000%, 06/15/2028	500	536
Douglas County School District #17, Millard Public Schools
4.000%, 06/15/2017	1,000	1,053
Douglas County School District #54, Ralston Public Schools (AGM)
5.000%, 12/15/2016	845	901
La Vista
4.800%, 12/15/2026	345	346
Lancaster County Correctional Facility, Joint Public Agency Building
2.000%, 12/01/2010	1,000	1,016
Lancaster County School District #1, Lincoln Public Schools Pre-refunded 01/15/2011 @ 100
5.250%, 07/15/2019 ◊	220	231
Lincoln-Lancaster County Public Building Commission, Tax Supported Lease Rental
4.500%, 10/15/2026	750	760
Madison County School District #2, Norfolk Public Schools (NATL)
5.000%, 12/15/2025	1,000	1,053
Omaha
5.750%, 10/15/2028	450	522
Omaha-Douglas Public Building Commission
4.900%, 05/01/2016	500	526
5.100%, 05/01/2020	300	314
Puerto Rico Commonwealth, Series C-7 (NATL)
6.000%, 07/01/2027	250	258
Puerto Rico Commonwealth, Public Improvement, Series A
5.250%, 07/01/2026	375	362
Saunders County (AGM)
5.000%, 11/01/2030	650	661
Scotts Bluff County
4.550%, 01/15/2026	500	503

Total General Obligations		9,855

Total Municipal Bonds
(Cost $39,474)		40,624 ;

Short-Term Investment – 3.7%
First American Tax Free Obligations Fund, Class Z
0.013% Å Ω
(Cost $1,597)	1,596,586	1,597

Total Investments ▲ – 99.0%
(Cost $41,071)		42,221

Other Assets and Liabilities, Net – 1.0%		416

Total Net Assets – 100.0%		$42,637

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $41,071. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,622
Gross unrealized depreciation	(472)

Unrealized appreciation	$1,150

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $750, which represents 1.8% of total net assets.

BHAC –	Berkshire Hathaway Assurance Corporation

GNMA –	Government National Mortgage Association

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance, Inc.

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2009 Semiannual Report

Ohio Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 90.9%
Revenue Bonds – 58.7%
Continuing Care Retirement Communities – 2.5%
Franklin County Health Care Facilities, Refunding & Improvement, Ohio Presbyterian
Series A (RAAI)
5.125%, 07/01/2022	$500	$477
5.000%, 07/01/2026	800	616
Hamilton County Health Care, Life Enriching Communities Project, Series A
5.000%, 01/01/2027	400	352

		1,445

Education – 14.6%
Cincinnati Port Development Authority, Economic Development Authority, Sisters of Mercy
5.000%, 10/01/2025	250	234
Ohio Higher Educational Facilities, Baldwin-Wallace College Project
5.000%, 12/01/2013	750	822
Ohio Higher Educational Facilities, College of Wooster Project
5.000%, 09/01/2020	400	415
Ohio Higher Educational Facilities, John Carroll University Project
5.000%, 04/01/2019	1,000	1,042
Ohio Higher Educational Facilities, Mount Union College Project
5.000%, 10/01/2031	1,000	1,000
Ohio Higher Educational Facilities, Ohio Northern University Project
5.000%, 05/01/2026	1,000	1,012
Ohio Higher Educational Facilities, Otterbein College Project, Series A
5.500%, 12/01/2028	500	531
Ohio Higher Educational Facilities, University of Dayton Project
5.375%, 12/01/2029	645	679
Ohio Higher Educational Facilities, Wittenburg University 2005 Project
5.000%, 12/01/2024	505	465
Ohio Higher Educational Facilities, Xavier University Project Pre-refunded 05/01/2013 @ 100 (FGIC)
5.250%, 05/01/2016 ◊	1,000	1,129
University of Cincinnati, Series A (FGIC) (NATL)
5.500%, 06/01/2014	1,000	1,071

		8,400

Healthcare – 12.9%
Akron, Bath & Copley Joint Township Hospital Facilities, Summa Health Systems, Series A, (RAAI)
5.250%, 11/15/2016	300	307
Fairfield County Hospital Facilities, Fairfield Medical Center Project (RAAI)
5.000%, 06/15/2022	345	333
Franklin County Hospital Improvement, Nationwide Children’s Hospital Project
5.000%, 11/01/2034	750	744
Series A
4.750%, 11/01/2023	365	363
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	750	732
Lorain County Hospital, Catholic Healthcare
5.500%, 10/01/2017	350	363
Lucas County Hospital, Promedica Healthcare
Series D
5.000%, 11/15/2038	400	395
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,005
Montgomery County, Catholic Health Initiatives
Series A
5.000%, 05/01/2039	750	741
Series D
6.250%, 10/01/2033	100	109
Ohio Higher Educational Facilities, University Hospitals Health System, Series 2009A
6.750%, 01/15/2039	500	531
Richland County Hospital Facilities, Medcentral Health System Obligated Group
5.250%, 11/15/2036	535	502
Ross County Hospital, Adena Health Systems
5.500%, 12/01/2028	500	510
Scioto County Hospital, Southern Ohio Medical Center
5.750%, 02/15/2038	800	806

		7,441

Housing – 4.7%
Ohio Housing Finance Agency, Residential Mortgage Backed Securities
Series C (FHLMC) (FNMA) (GNMA)
5.200%, 09/01/2029	1,000	1,024
Series E (AMT) (FNMA) (GNMA)
4.850%, 09/01/2026	645	649
Series F (FHLMC) (FNMA) (GNMA)
5.450%, 09/01/2033	995	1,022

		2,695

Lease Revenue – 3.8%
Cleveland-Cuyahoga County Port Authority, Rita Project (RAAI)
5.000%, 11/15/2019	750	743
Riversouth Authority, Lazarus Building Redevelopment, Series A
5.750%, 12/01/2027	400	360
Riversouth Authority, Riverfront Area Redevelopment
Series A
5.250%, 12/01/2017	1,000	1,088

		2,191

Miscellaneous – 1.8%
Toledo-Lucas County Port Authority Facilities, Cargill Incorporated Project, Series B
4.500%, 12/01/2015	1,000	1,041

Revolving Funds – 1.9%
Ohio Water Development Authority, Water Pollution Control Pre-refunded 06/01/2012 @ 100
5.050%, 12/01/2021 ◊	1,000	1,100

Tax Revenue – 1.8%
Buckeye Tobacco Settlement, Series A-2
5.875%, 06/01/2030	200	170
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	400	358

First American Funds 2009 Semiannual Report   45

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Ohio Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Virgin Islands Public Finance Authority
Series C
5.000%, 10/01/2017	$500	$510

		1,038

Transportation – 1.8%
Columbus Regional Airport Authority (NATL)
5.000%, 01/01/2028	1,000	1,023

Utilities – 12.9%
American Municipal Power, Prairie State Energy Campus Project, Series A
5.000%, 02/15/2031	1,000	1,026
Columbus Sewer System, Series A
4.250%, 06/01/2030	1,000	995
Hamilton County Sewer System, Metropolitan Sewer District, Series A (NATL)
5.000%, 12/01/2026	930	983
Hamilton Electric, Series A (AGM)
4.300%, 10/15/2016	1,000	1,081
Montgomery County Water, Greater Moraine Beaver (AMBAC)
5.375%, 11/15/2016	1,000	1,033
Northeast Ohio Regional Sewer District, Wastewater Revenue (NATL)
4.500%, 11/15/2037	700	673
Ohio Air Quality Development Authority, Firstenergy Generation, Series A
5.700%, 08/01/2020	500	520
Ohio Water Development Authority, Fresh Water Services, Escrowed to Maturity (AMBAC)
5.800%, 12/01/2011 §	750	751
Puerto Rico Electric Power Authority, Series WW
5.375%, 07/01/2023	400	413

		7,475

Total Revenue Bonds		$33,849

General Obligations – 30.5%
Cincinnati, Series A
4.500%, 12/01/2029	$150	152
Cincinnati City School District, Classroom Construction & Improvement (FGIC) (NATL)
5.250%, 12/01/2019	535	610
5.250%, 12/01/2027	380	436
Columbus City School District, School Facilities Construction & Improvement, Series B
5.000%, 12/01/2027	1,320	1,419
Cuyahoga Falls, Various Purpose
4.250%, 12/01/2034	750	678
Dayton City School District, School Facilities Construction & Improvement
Series D (FGIC) (NATL)
5.000%, 12/01/2011	500	536
Franklin County
4.500%, 12/01/2027	690	725
Gahanna (NATL)
5.000%, 12/01/2027	400	425
Greene County, General Infrastructure (AMBAC)
5.250%, 12/01/2026	1,000	1,082
Highland School District Zero Coupon Bond (OSDCEP)
4.377%, 12/01/2022 ¤	100	57
Highland School District, School Facilities Construction & Improvement (OSDCEP)
5.375%, 12/01/2033	1,000	1,091
Ohio Common Schools, Series A
5.125%, 09/15/2022	1,000	1,059
Ohio Higher Education
Series A
5.000%, 08/01/2022	1,000	1,053
Series A, Pre-refunded 02/01/2011 @ 100
5.000%, 02/01/2019 ◊	1,000	1,049
Series B, Pre-refunded 11/01/2011 @ 100
5.000%, 11/01/2015 ◊	1,000	1,079
Ohio State Infrastructure Improvement
Series A
5.500%, 02/01/2020	1,000	1,178
Ohio State Parks & Recreational Facilities
Series II-A (AGM)
5.250%, 02/01/2020	1,000	1,091
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	260	268
Sidney City School District (FGIC) (NATL)
4.375%, 12/01/2027	755	756
Solon Rebuilding & Improvement
5.000%, 12/01/2021	1,000	1,096
St. Marys City School District, Construction & Improvement (AGM) (OSDCEP)
5.000%, 12/01/2028	600	630
Toledo City School District, School Facilities Improvement (AGM) (OSDCEP)
5.000%, 12/01/2014	1,000	1,104

Total General Obligations		$17,574

Certificates of Participation – 1.7%
Mahoning County Career & Technical Center
Series B
4.750%, 12/01/2036	475	450
Mayfield County School District, Middle School Project, Series B, Zero Coupon Bond
5.080%, 09/01/2027 ¤	435	180
5.148%, 09/01/2028 ¤	855	331

Total Certificates of Participation		961

Total Municipal Bonds
(Cost $51,186)		52,384

Short-Term Investment – 8.1%
Federated Ohio Municipal Cash Trust
0.140% Ω
(Cost $4,660)	4,660,076	4,660

Total Investments ▲ – 99.0%
(Cost $55,846)		57,044

Other Assets and Liabilities, Net – 1.0%		609

Total Net Assets – 100.0%		$57,653

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2009 Semiannual Report

Ohio Tax Free Fund (concluded)

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $55,846. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,867
Gross unrealized depreciation	(669)

Net unrealized appreciation	$1,198

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $649, which represents 1.1% of total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FHLMC –	Federal Home Loan Mortgage Corporation

FNMA –	Federal National Mortgage Association

GNMA –	Government National Mortgage Association

NATL –	National Public Finance Guarantee Corporation

OSDCEP –	Ohio School District Credit Enhancement Program

RAAI –	Radian Asset Assurance Inc.

Oregon Intermediate Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 96.4%
Revenue Bonds – 44.8%
Continuing Care Retirement Communities – 2.9%
Clackamas County Hospital Facilities Authority, Robison Jewish Home
5.125%, 10/01/2024	$1,000	$802
Illinois Finance Authority, Franciscan Communities, Series A
5.500%, 05/15/2027	1,000	764
Multnomah County Hospital Facilities Authority, Terwilliger Plaza Project
6.500%, 12/01/2029	1,900	1,915
Series A
5.250%, 12/01/2026	1,000	926

		4,407

Education – 5.0%
Forest Grove Campus Improvement, Pacific University Project
5.750%, 05/01/2024	250	253
Series A (RAAI)
5.000%, 05/01/2022	2,350	2,264
Oregon Facilities Authority, Linfield College Project, Series A
5.000%, 10/01/2025	1,000	1,000
Oregon Facilities Authority, University of Portland Projects, Series A
4.500%, 04/01/2021	2,000	1,975
Oregon Facilities Authority, Willamette University Projects, Series A
4.300%, 10/01/2021	1,085	1,056
Oregon Health Sciences, University Revenue
Series A (NATL)
5.250%, 07/01/2022	1,000	1,017

		7,565

Healthcare – 11.9%
Clackamas County Hospital Facilities Authority, Legacy Health System
5.250%, 02/15/2011	2,000	2,027
5.375%, 02/15/2012	1,000	1,012
Series A
5.000%, 07/15/2021	1,000	1,039
Deschutes County Facilities Authority, Cascade Healthcare
7.375%, 01/01/2023	1,500	1,744
Series B (AMBAC)
5.000%, 01/01/2016	250	258
Klamath Falls Community Hospital Authority, Merle West Medical Center Project (AGC)
4.750%, 09/01/2020	1,425	1,405
Medford Hospital Facilities Authority, Asante Health System, Series A (NATL)
5.250%, 08/15/2011	325	326
5.375%, 08/15/2012	320	321
Multnomah County Hospital Facilities Authority, Adventist Health System/West, Series A
4.500%, 09/01/2021	440	440
5.000%, 09/01/2021	1,875	1,946
Multnomah County Hospital Facilities Authority, Providence Health System
5.250%, 10/01/2022	1,000	1,046
Oregon Facilities Authority, Legacy Health System
Series A
4.250%, 03/15/2017 «	2,000	2,033
4.750%, 03/15/2024 «	1,000	1,002

First American Funds 2009 Semiannual Report   47

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Oregon Facilities Authority, Peacehealth, Series A
5.000%, 11/01/2020	$1,000	$1,065
Salem Hospital Facility Authority, Series A
5.750%, 08/15/2023	1,500	1,618
Umatilla County Hospital Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 03/01/2012	690	737

		18,019

Housing – 1.7%
Oregon Housing & Community Services
Series A
6.400%, 07/01/2018	170	170
Series D
4.750%, 07/01/2022	1,250	1,294
Series E (FHA)
5.750%, 07/01/2013	185	190
Oregon Housing & Community Services, Single Family, Series A
4.050%, 01/01/2018	245	247
Portland Housing Authority, Yards Union Station Project (AMT)
4.750%, 05/01/2022	705	706

		2,607

Lease Revenue – 0.7%
Puerto Rico Public Buildings Authority, Government Facilities
Series M-2, Mandatory Put 07/01/2017 @ 100 (AMBAC) (COMGTY)
5.500%, 07/01/2035	1,000	1,004

Recreational Facility Authority – 0.7%
Portland Urban Renewal & Redevelopment, Convention Center, Series A (AMBAC)
5.750%, 06/15/2015	1,000	1,028

Tax Revenue – 6.6%
Keizer Assessment Area A
5.200%, 06/01/2031	925	945
Medford Urban Renewal Agency
4.500%, 06/01/2013	1,010	1,081
Oregon Department of Administrative Services Lottery, Series A (AGM)
5.000%, 04/01/2012	1,050	1,061
Portland Economic Development, Broadway Project, Series A
5.125%, 04/01/2016	880	978
6.250%, 04/01/2023	1,355	1,542
Portland Urban Renewal & Redevelopment, South Park Blocks, Series B
5.000%, 06/15/2021	2,030	2,211
Seaside Urban Renewal Agency, Greater Seaside Urban Renewal
4.750%, 06/01/2015	280	287
Virgin Islands Public Finance Authority, Sub Lien
Series C
5.000%, 10/01/2017	1,940	1,981

		10,086

Transportation – 5.3%
Oregon Department of Transportation, Highway User Tax, Pre-refunded 11/15/2010 @ 100
5.125%, 11/15/2014 ◊	2,260	2,355
Series A
5.000%, 11/15/2024	1,000	1,066
Series A, Pre-refunded 11/15/2012 @ 100
5.500%, 11/15/2016 ◊	1,000	1,127
Portland International Airport
Series 12-A (FGIC) (NATL)
5.250%, 07/01/2011	1,165	1,169
5.250%, 07/01/2012	2,000	2,007
Redmond Airport
5.500%, 06/01/2024	215	214
5.750%, 06/01/2027	200	198

		8,136

Utilities – 10.0%
Eugene Electric Utilities (AGM)
5.000%, 08/01/2011	1,305	1,310
Lane County Metropolitan Wastewater Management
5.000%, 11/01/2022	1,500	1,626
(FGIC) (NATL)
5.000%, 11/01/2021	820	879
Port of St. Helens Pollution Control, Portland General Electric
4.800%, 04/01/2010	2,450	2,467
4.800%, 06/01/2010	400	405
Portland Sewer System, First Lien, Series A
4.750%, 06/15/2024	1,000	1,065
Portland Sewer System, Second Lien
Series B (NATL)
5.000%, 06/15/2023	1,175	1,267
Portland Water System, Second Lien
Series A (NATL)
4.375%, 10/01/2024	500	516
Puerto Rico Commonwealth, Aqueduct & Sewer Authority, Series A (AGC)
5.000%, 07/01/2025	1,500	1,556
Puerto Rico Electric Power Authority, Series WW
5.375%, 07/01/2023	800	825
The Dalles Water Revenue (AMBAC)
4.250%, 06/01/2020	325	335
Washington County Clean Water Services (FGIC) (NATL)
5.125%, 10/01/2014	1,790	1,886
(NATL)
5.000%, 10/01/2014	1,000	1,137

		15,274

Total Revenue Bonds		68,126

General Obligations – 46.9%
Chemeketa Community College District (SBG)
5.500%, 06/15/2024	1,000	1,139
Escrowed to Maturity (FGIC)
5.500%, 06/01/2013 §	2,170	2,491
Clackamas & Washington Counties School District #3JT, West Linn-Wilsonville (SBG)
4.125%, 06/15/2025	1,070	1,083
Clackamas Community College District (NATL)
5.000%, 05/01/2019	1,145	1,252
Clackamas County School District #115
Series B (NATL) (SBG)
4.500%, 06/15/2021	1,975	2,091
Clackamas County School District #12, North Clackamas Deferred Interest,
Series B, Convertible CABs (AGM) (SBG)
0.000% through 06/14/2011, thereafter 5.000%, 06/15/2022 ◗	3,135	3,153
0.000% through 06/15/2011, thereafter 5.000%, 06/15/2027 ◗	5,000	4,920

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2009 Semiannual Report

Oregon Intermediate Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Clackamas County School District #46, Oregon Trail, Series A (SBG)
5.000%, 06/15/2024	$1,000	$1,098
Clackamas County School District #7J, Lake Oswego (AGM)
5.250%, 06/01/2025	200	238
Clackamas County School District #86, Canby (AGM) (SBG)
5.000%, 06/15/2018	1,000	1,084
5.000%, 06/15/2021	1,305	1,398
Deschutes & Jefferson Counties School District #2-J, Redmond
Series A (FGIC) (NATL) (SBG)
5.000%, 06/15/2013	1,250	1,407
Series B Zero Coupon Bond (FGIC) (NATL) (SBG)
4.437%, 06/15/2021 ¤	1,000	605
Series B, Zero Coupon Bond (SBG)
4.528%, 06/15/2022 ¤	3,030	1,735
Deschutes County (AGM)
5.000%, 12/01/2014	1,755	1,944
Deschutes County School District #6 Pre-refunded 06/15/2011 @ 100 (FGIC) (SBG)
5.500%, 06/15/2014 ◊	1,725	1,849
Hood River County School District (SBG)
5.250%, 06/15/2016	1,030	1,097
Jackson County School District #549C, Medford (SBG)
5.000%, 06/15/2012	2,000	2,197
Josephine County Unit School District, Three Rivers (FGIC) (NATL) (SBG)
5.000%, 12/15/2019	1,000	1,140
Lane County School District #40, Creswell (SBG)
5.000%, 06/15/2011	1,120	1,143
Linn County Community School District #9, Lebanon, Pre-refunded 06/15/2013 @ 100 (FGIC) (SBG)
5.550%, 06/15/2021 ◊	1,000	1,151
Marion & Clackamas Counties School District #4J, Silver Falls (NATL) (SBG)
4.500%, 06/15/2022	1,305	1,377
McMinnville School District #40 (AGM)
5.500%, 06/15/2013	1,000	1,147
Metro
5.250%, 09/01/2014	1,000	1,050
5.000%, 06/01/2020	1,635	1,843
Multnomah County School District #7, Reynolds Pre-refunded 06/15/2011 @ 100 (SBG)
5.625%, 06/15/2015 ◊	1,000	1,073
Multnomah-Clackamas Counties School District #10JT, Gresham-Barlow (AGM) (SBG)
5.250%, 06/15/2017	1,000	1,173
Pre-refunded 06/15/2011 @ 100 (AGM) (SBG)
5.500%, 06/15/2013 ◊	1,780	1,908
Multnomah-Clackamas Counties School District #28JT Zero Coupon Bond (AMBAC) (SBG)
2.369%, 06/01/2016 ¤	1,000	771
North Lincoln Fire & Rescue District #1 (AGM)
4.250%, 02/01/2018	125	132
Pacific City Joint Water Sanitation Authority
4.650%, 07/01/2022	455	446
Portland Community College District
Series A, Pre-refunded 06/01/2011 @ 100
5.375%, 06/01/2015 ◊	1,375	1,469
Puerto Rico Commonwealth, Government Development, Series B
5.000%, 12/01/2014	1,000	1,031
Puerto Rico Public Buildings Authority
Series J, Mandatory Put 07/01/2012 @ 100 (AMBAC) (COMGTY)
5.000%, 07/01/2036	1,000	1,022
Redmond, Terminal Expansion Project
4.000%, 06/01/2021	240	238
4.250%, 06/01/2023	200	199
4.375%, 06/01/2024	200	199
4.625%, 06/01/2029	900	880
Salem-Keizer School District #24J
Series B, Deferred Interest, Zero Coupon Bond (SBG)
4.528%, 06/15/2022 ¤	1,600	916
The Dalles
4.000%, 06/01/2017	130	136
4.000%, 06/01/2018	140	145
4.000%, 06/01/2019	75	77
Tualatin Hills Park & Recreation District (FGIC) (NATL)
5.750%, 03/01/2013	870	995
Umatilla County School District #16R, Pendleton (FGIC) (NATL)
5.250%, 07/01/2014	1,540	1,740
Wasco County School District #12
(AGM) (SBG)
5.500%, 06/15/2014	1,080	1,264
Washington & Clackamas Counties School District #23J, Tigard (FGIC) (NATL)
5.500%, 06/01/2013	1,000	1,143
Zero Coupon Bond
2.155%, 06/15/2014 ¤	1,030	936
Washington County
5.000%, 06/01/2022	1,525	1,661
Washington County School District #48J, Beaverton, Series A (AGM)
5.000%, 06/01/2014	1,600	$1,840
5.000%, 06/01/2016	1,500	1,681
Washington, Multnomah & Yamhill Counties School District #1J
5.000%, 11/01/2014	1,000	1,142
Washington, Multnomah & Yamhill Counties School District #1J, Hillsboro (NATL)
5.000%, 06/15/2019	2,490	2,758
Yamhill County School District #29J, Newberg (FGIC) (NATL) (SBG)
5.250%, 06/15/2015	1,260	1,446
5.250%, 06/15/2016	1,835	2,103
Yamhill County School District #40, McMinnville (AGM) (SBG)
5.000%, 06/15/2023	1,005	1,078

Total General Obligations		71,234

Certificates of Participation – 4.7%
Multnomah County
4.750%, 08/01/2011	1,685	1,691
Oregon Department of Administrative Services
Series A
4.700%, 05/01/2025	1,500	1,563
Series A (FGIC) (NATL)
5.000%, 11/01/2018	1,060	1,147
Series C
5.000%, 11/01/2025	2,555	2,710

First American Funds 2009 Semiannual Report   49

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Oregon Intermediate Tax Free Fund (concluded)
DESCRIPTION	SHARES/PAR	VALUE

Total Certificates of Participation		$7,111

Total Municipal Bonds
(Cost $140,692)		146,471

Short-Term Investments – 5.0%
Money Market Fund – 5.0%
First American Tax Free Obligations Fund, Class Z
0.013% Å Ω	7,556,709	7,557

U.S. Treasury Obligations – 0.0%
U.S. Treasury Bill ☐
0.070%, 02/11/2010	$20	20

Total Short-Term Investments
(Cost $7,577)		7,577

Total Investments ▲ – 101.4%
(Cost $148,269)		154,048

Other Assets and Liabilities, Net – (1.4)%		(2,120)

Total Net Assets – 100.0%		$151,928

«	Security purchased on a when-issued basis. On December 31, 2009, the total cost of investments purchased on a when-issued basis was $3,024, or 2.0% of total net assets. See note 2 in Notes to Financial Statements.

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Yield shown is effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $148,269. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$6,830
Gross unrealized depreciation	(1,051)

Net unrealized appreciation	$5,779

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $706, which represents 0.5% of total net assets.

COMGTY –	Commonwealth Guaranty

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Administration

NATL –	National Public Finance Guarantee Corporation

RAAI –	Radian Asset Assurance Inc.

SBG –	School Bond Guaranty Program

Short Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 62.7%
Alaska – 0.7%
Revenue Bond – 0.7%
Alaska Railroad Corporation, Capital Grant Receipts (FGIC) (NATL)
5.000%, 08/01/2012	$1,825	$1,967

Arizona – 1.6%
Revenue Bonds – 1.6%
Maricopa County Hospital, Sun Health Corporation, Escrowed to Maturity
5.000%, 04/01/2011 §	3,815	4,027
Salt River Project, Arizona Agriculture Improvement & Power District Electric Systems, Series A
5.000%, 01/01/2020	500	560

		4,587

Arkansas – 1.0%
Revenue Bond – 1.0%
North Little Rock Health Facilities Board, Baptist Health, Series B
5.375%, 12/01/2019	2,750	2,917

California – 3.9%
Revenue Bonds – 0.9%
California Statewide Communities Development Authority, Health Facility, Adventist Health
Series A
5.000%, 03/01/2016	2,500	2,600

General Obligations – 3.0%
California Economic Recovery, Series A
5.000%, 07/01/2020	4,000	4,228
Long Beach Community College, Series A
9.850%, 01/15/2013 «	3,750	4,507

		8,735

		11,335

Colorado – 3.7%
Revenue Bonds – 3.7%
Colorado Health Facilities Authority, Catholic Health Initiatives, Series A
5.000%, 07/01/2015	3,345	3,608
Colorado Health Facilities Authority, Evangelical Lutheran
5.000%, 06/01/2010	435	440
Series B Mandatory Put 12/01/2014 @ 100
5.000%, 06/01/2039	2,400	2,473
Colorado Health Facilities Authority, North Colorado Medical Center Project
Series A (AGM)
5.000%, 05/15/2013	1,010	1,088
Colorado Health Facilities Authority, Yampa Valley Medical Center Project
5.000%, 09/15/2013	1,000	1,036
Denver City & County Airport, Series A2 Mandatory Put 05/15/2010 @ 100 (AMT)
5.250%, 11/15/2032	2,000	2,029

		10,674

District of Columbia – 0.6%
Revenue Bond – 0.6%
District of Columbia, Georgetown University
Series A
5.000%, 04/01/2014	1,700	1,867

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2009 Semiannual Report

Short Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Florida – 7.7%
Revenue Bonds – 7.7%
Florida Department of Environmental Protection Preservation, Florida Forever, Series B (NATL)
5.000%, 07/01/2011	$10,000	$10,570
Florida Hurricane Catastrophe Fund Financial Corporation, Series A
5.250%, 07/01/2012	4,000	4,304
Highlands County Health Facilities Authority, Adventist Health
5.000%, 11/15/2015	1,000	1,081
5.000%, 11/15/2016	2,000	2,142
Miami-Dade County Health Facilities Authority, Miami Children’s Hospital, Series A-1 Mandatory Put 08/01/2011 @ 100 (NATL)
4.125%, 08/01/2046	1,000	1,024
South Miami Health Facilities Authority, Baptist Health South Florida Group
5.000%, 08/15/2012	2,000	2,141
Tallahassee Energy Systems (NATL)
5.000%, 10/01/2012	1,000	1,089

		22,351

Georgia – 1.1%
General Obligation – 1.1%
Georgia, Series B
5.000%, 07/01/2021	2,900	3,304

Hawaii – 0.5%
Revenue Bond – 0.5%
Hawaii Department of Budget & Finance
Series C1
7.500%, 11/15/2015	1,500	1,518

Illinois – 1.5%
Revenue Bonds – 1.5%
Illinois Finance Authority, Clare at Water Tower Project, Series A
5.100%, 05/15/2011 ¥	1,000	502
Illinois Finance Authority, Illinois Institute of Technology
6.250%, 02/01/2019	500	524
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
5.000%, 05/15/2011	500	507
Illinois Finance Authority, Rush University Medical Center, Series A
5.000%, 11/01/2013	1,630	1,723
5.000%, 11/01/2014	1,105	1,172

		4,428

Indiana – 1.0%
Revenue Bonds – 1.0%
Anderson Economic Development, Anderson University Project
5.000%, 10/01/2012	990	1,001
Crown Point, Temps-Wittenberg Village Project
Series C-2
6.500%, 11/15/2013	2,000	2,000

		3,001

Iowa – 2.9%
Revenue Bonds – 2.9%
Iowa Higher Education, Private College Facility, Grinnell
2.100%, 12/01/2011	4,000	4,086
Muscatine Electric, Series A (AMBAC)
5.500%, 01/01/2010	4,385	4,385

		8,471

Kansas – 2.0%
Revenue Bonds – 2.0%
Olathe Health Facilities, Olathe Medical Center
4.000%, 09/01/2012	1,150	1,186
Series A, Mandatory Put 03/01/2013 @ 100
4.125%, 09/01/2037	1,350	1,401
Wichita Hospital Improvement, Series III A
5.000%, 11/15/2014	1,000	1,090
5.000%, 11/15/2016	1,000	1,079
Wichita Hospital, Christi Health System
5.000%, 11/15/2015	1,000	1,083

		5,839

Louisiana – 0.8%
Revenue Bond – 0.8%
Tangipahoa Parish Hospital Service District #1, North Oaks Medical Center Project, Series A
5.000%, 02/01/2011	2,035	2,059

Massachusetts – 1.4%
Revenue Bonds – 1.4%
Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln
Series B2
6.250%, 06/01/2014	2,000	2,002
Massachusetts Health & Educational Facilities Authority, Northeastern University, Series T-1 Mandatory Put 02/16/2012 @ 100
4.125%, 10/01/2037	2,000	2,061

		4,063

Michigan – 0.5%
General Obligation – 0.5%
Warren School District, School Improvement (FGIC) (NATL)
5.000%, 05/01/2012	1,200	1,292

Minnesota – 6.6%
Revenue Bonds – 2.0%
Minneapolis & St. Paul Housing & Redevelopment Authority, Healthpartners Obligation Group Project
5.250%, 12/01/2012	1,000	1,040
Minneapolis & St. Paul Metropolitan Apartments
Series B (AMT)
5.000%, 01/01/2015	2,500	2,696
Minnesota Higher Education Facilities Authority, Bethel University, Series 6-R
5.500%, 05/01/2016	910	926
5.500%, 05/01/2017	1,065	1,081
St. Paul Port Authority Lease Revenue, HealthEast Midway Campus, Series 3-A
5.000%, 05/01/2010	85	85

		5,828

General Obligations – 4.6%
Bemidji Temporary Sales Tax
4.500%, 02/01/2012	3,000	3,111
Edina Independent School District #273
Series A
1.500%, 02/14/2011 «	10,000	10,112

		13,223

		19,051

First American Funds 2009 Semiannual Report   51

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Mississippi – 1.2%
Revenue Bond – 1.2%
Mississippi, Series B-1
4.000%, 07/01/2015	$3,235	$3,391

Missouri – 1.6%
Revenue Bonds – 1.0%
Missouri Finance Board, Infrastructure Facilities, Water Systems, Series E
4.000%, 11/01/2016	2,020	2,075
Osage Beach Tax Increment, Prewitt’s Point Project
4.625%, 05/01/2011	895	883

		2,958

Certificate of Participation – 0.6%
Independence School District, Series C (AGM)
3.250%, 03/01/2014	1,750	1,753

		4,711

Nebraska – 1.0%
Revenue Bond – 1.0%
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	3,000	2,878

New Hampshire – 1.6%
Revenue Bonds – 1.6%
New Hampshire Health & Education Facilities Authority, Concord Hospital, Series D2
5.000%, 05/01/2010	1,915	1,932
5.000%, 05/01/2011	2,585	2,664

		4,596

New Mexico – 0.7%
Revenue Bond – 0.7%
New Mexico Educational Assistance Foundation
Series C (AMT)
3.900%, 09/01/2014	2,000	2,016

New York – 1.3%
General Obligation – 1.3%
New York, Series A
5.000%, 08/01/2011	3,435	3,666

North Carolina – 0.4%
Revenue Bond – 0.4%
North Carolina Municipal Power Agency, #1 Catawba Electric, Series C
5.000%, 01/01/2021	1,000	1,069

Oklahoma – 0.4%
Revenue Bond – 0.4%
Tulsa County Individual Educational Facilities Authority, Jenks Public School
5.000%, 09/01/2014	1,125	1,255

South Carolina – 2.2%
Revenue Bonds – 1.0%
Georgetown County Pollution Control Facilities, International Paper Company Project, Series A
5.125%, 02/01/2012	1,500	1,521
Richland County Environmental Improvement
Series A
4.600%, 09/01/2012	1,000	1,009
South Carolina Jobs-Economic Development Authority, Palmetto Health
5.000%, 08/01/2015	500	515

		3,045

Certificate of Participation – 1.2%
Scago Public Facilities Corporation, Lancaster County Project (AGC)
3.500%, 12/01/2011	3,315	3,448

		6,493

South Dakota – 0.5%
Revenue Bond – 0.5%
South Dakota Health & Educational Facilities Authority, Sanford Health
4.500%, 11/01/2015	1,305	1,376

Tennessee – 0.5%
Revenue Bond – 0.5%
Memphis-Shelby Counties Sports Authority, Memphis Arena Project, Series B
5.500%, 11/01/2020	1,270	1,378

Texas – 6.1%
Revenue Bonds – 4.6%
Dallas Fort Worth International Airport, Series A
5.000%, 11/01/2021	1,000	1,053
Lower Colorado River Authority (AMBAC)
5.000%, 05/15/2012	2,685	2,895
Tarrant County Cultural Education Facilities, CC Young Memorial Home, Series B-2
6.500%, 02/15/2014	2,000	1,998
Tarrant County Cultural Education Facilities, Finance Corporation, Retirement Facility, Hendrick Medical Center, Series A
4.000%, 09/01/2015	1,425	1,457
4.000%, 09/01/2016	1,070	1,075
4.375%, 09/01/2018	1,355	1,338
Tarrant County Cultural Education Facilities, Senior Living Center Project, Series C-2
6.500%, 11/15/2014	2,000	2,000
Tyler Health Facilities Development Corporation, East Texas Medical Center, Series A
5.000%, 11/01/2010	1,500	1,534

		13,350

General Obligation – 1.5%
Texas Public Finance Authority
5.000%, 10/01/2010	4,275	4,426

		17,776

Virgin Islands – 0.3%
Revenue Bond – 0.3%
Virgin Islands Public Finance Authority, Series B
5.000%, 10/01/2019	1,000	998

Virginia – 5.5%
Revenue Bonds – 5.5%
Amelia County Industrial Development Authority, Solid Waste Disposal, Waste Management Project Mandatory Put 04/01/2010 @ 100 (AMT)
4.800%, 04/01/2027	2,000	2,009
Virginia Housing Development Authority, Commonwealth Mortgage, Series D1 (AMT)
4.300%, 01/01/2014	7,000	7,149
Virginia Public Building Authority, Series A
5.000%, 08/01/2014	6,000	6,713

		15,871

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2009 Semiannual Report

Short Tax Free Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Washington – 0.9%
Revenue Bonds – 0.9%
Washington Health Care Facilities Authority, Central Washington Health Services
5.000%, 07/01/2013	$1,225	$1,268
5.000%, 07/01/2014	1,150	1,187

		2,455

Wisconsin – 1.0%
Revenue Bonds – 1.0%
Wisconsin Health & Educational Facilities Authority, Froedtert & Community Health
Series A
5.000%, 04/01/2010	1,940	1,962
Wisconsin Health & Educational Facilities Authority, St. John’s Communities
5.400%, 09/15/2014	1,000	992

		2,954

Total Municipal Bonds
(Cost $178,212)		181,607

Short-Term Investments – 41.9%
Money Market Fund – 12.0%
First American Tax Free Obligations Fund, Class Z
0.013% Å Ω	35,024,515	35,025

Variable Rate Demand Notes ❖ – 29.9%
California Financial Authority, Goodwill Industries – Orange County (LOC: Wells Fargo Bank)
0.220%, 11/01/2018	$5,545	5,545
Cleveland-Cuyahoga County Port Authority, Carnegie/89th Garage Project (LOC: JP Morgan)
0.230%, 01/01/2037	10,000	10,000
Cohasset Power & Light Company Project
Series A (LOC: LaSalle Bank)
0.250%, 06/01/2020	5,420	5,420
Colorado Educational & Cultural Facilities Authority, Denver Seminary Project (LOC: Wells Fargo Bank)
0.340%, 07/01/2034	2,575	2,575
Galleria Metropolitan District (LOC: Wells Fargo Bank)
0.320%, 12/01/2029	2,010	2,010
Glendale Individual Development Authority, Senior Living Facilities, Friendship Retirement Corporation (LOC: Wells Fargo Bank)
0.320%, 01/01/2027	5,500	5,500
Indiana Finance Authority, Parkview Health Systems, Series C (LOC: Wells Fargo)
0.180%, 11/01/2039	10,655	10,655
Indiana Health Facilities, Financing Authority, Anthony Wayne Rehabilitation Center (LOC: Wells Fargo)
0.320%, 02/01/2031	2,420	2,420
Jefferson County, Rocky Mountain Butterfly Project (LOC: Wells Fargo)
0.320%, 06/01/2010	1,145	1,145
Lake Oswego Redevelopment Agency Tax Increment, Series A (LOC: Wells Fargo Bank)
0.320%, 06/01/2020	2,265	2,265
Louisiana, Series A (LOC: BNP Paribas)
0.250%, 07/01/2026	6,205	6,205
Milwaukee Redevelopment Authority, Yankee Hill Apartments (LOC: Wells Fargo Bank)
0.220%, 09/01/2025	1,100	1,100
Missouri Health & Educational Facilities Authority, Barnes Hospital Project (LOC: JP Morgan)
0.190%, 12/01/2015	7,485	7,485
South Fulton Municipal Regional Water & Sewer Authority (LOC: Bank of America)
0.250%, 01/01/2033	7,000	7,000
Washington Health Care Facilities Authority, Southwest Washington Medical Center
Series B (LOC: Bank of America)
0.300%, 09/01/2034	6,875	6,875
Wisconsin Health & Educational Facilities Authority, Gundersen Lutheran (LOC: Wells Fargo Bank), Series A
0.220%, 05/01/2020	6,700	6,700
Wisconsin Health & Educational Facilities Authority, Northland College (LOC: Wells Fargo Bank)
0.320%, 10/01/2021	3,720	3,720

		86,620

Total Short-Term Investments
(Cost $121,645)		121,645

Total Investments ▲ – 104.6%
(Cost $299,857)		303,252

Other Assets and Liabilities, Net – (4.6)%		(13,367)

Total Net Assets – 100.0%		$289,885

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

«	Security purchased on a when-issued basis. On December 31, 2009 the total cost of investments purchased on a when-issued basis was $14,625 or 5.0% of total net assets. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investment considered to be illiquid was $502 or 0.2% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

❖	Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and a right of demand to receive payment of the principal plus accrued interest at specified dates. The coupon rate shown represents the rate as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $299,857. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$4,090
Gross unrealized depreciation	(695)

Unrealized appreciation	$3,395

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $15,899 which represents 5.5% of total net assets.

FGIC –	Financial Guarantee Insurance Corporation

LOC –	Letter of Credit

NATL –	National Public Finance Guarantee Corporation

First American Funds 2009 Semiannual Report   53

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Tax Free Fund (concluded)

Tax Free Fund
DESCRIPTION	PAR	FAIR VALUE

Municipal Bonds – 97.4%
Alabama – 0.3%
Revenue Bonds – 0.3%
Camden Industrial Development Board, Weyerhaeuser Company
Series A, Pre-refunded 12/01/2013 @ 100 6.125%, 12/01/2024 ◊	$1,000	$1,172
Series B, Pre-refunded 12/01/2013 @ 100 (AMT)
6.375%, 12/01/2024 ◊	350	406

		1,578

Alaska – 1.2%
Revenue Bonds – 1.2%
Alaska Energy Authority, Bradley Lake, Third
Series (AGM)
6.000%, 07/01/2010	1,000	1,025
6.000%, 07/01/2011	4,040	4,318

		5,343

Arizona – 6.6%
Revenue Bonds – 5.1%
Arizona Health Facilities Authority, The Terraces Project
Series A, Pre-refunded 11/15/2013 @ 101
7.500%, 11/15/2023 ◊	3,000	3,580
Maricopa County Industrial Development Authority, Catholic Healthcare West, Series A
5.250%, 07/01/2032	3,500	3,446
Mohave County Industrial Development Authority, Correctional Facilities Contract, Mohave Prison Expansion Project
8.000%, 05/01/2025	4,500	5,089
Pima County Industrial Development Authority, American Charter Schools Foundation, Series A
5.500%, 07/01/2026	3,555	2,914
Scottsdale Industrial Development Authority, Scottsdale Healthcare, Series A
5.000%, 09/01/2022	1,000	953
5.250%, 09/01/2030	2,000	1,846
Scottsdale Municipal Property Corporation, Excise Tax, Water and Sewer Development Project, Series A
5.000%, 07/01/2021	4,300	4,779
Tempe Industrial Development Authority, Friendship Village Project, Series A
5.375%, 12/01/2013	1,021	969

		23,576

General Obligation – 1.5%
Gila County School District #10, Payson School Improvement Project of 2006
Series A (AMBAC)
5.250%, 07/01/2022	6,630	6,952

		30,528

Arkansas – 0.2%
Revenue Bond – 0.2%
Washington County Hospital, Regional Medical Center, Series B
5.000%, 02/01/2030	1,000	921

California – 8.7%
Revenue Bonds – 4.6%
California Department of Water Resources, Central Valley Project, Series AE
5.000%, 12/01/2021	2,000	2,230
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management Incorporated Project
Series B (AMT)
5.000%, 07/01/2027	2,500	2,379
Series C (AMT)
5.125%, 11/01/2023	5,000	4,852
California Statewide Communities Development Authority, St. Joseph
Series B (FGIC)
5.450%, 07/01/2026	1,050	1,099
Series C (FGIC)
5.450%, 07/01/2026	1,050	1,100
Chula Vista Industrial Development, San Diego Gas & Electric, Series A (AMT)
4.900%, 03/01/2023	2,500	2,443
Loma Linda University Medical Center, Series A
8.250%, 12/01/2038	1,500	1,643
Southern California Public Power Authority, Transmission Project, Series A
5.000%, 07/01/2020	4,000	4,311
Ventura County Area Housing Authority, Mira Vista Senior Apartments, Series A (AMBAC) (AMT)
5.000%, 12/01/2022	1,000	876

		20,933

General Obligations – 4.1%
California
5.500%, 11/01/2039	4,000	3,841
Los Rios Community College District, Election of 2002, Series D
5.375%, 08/01/2034	8,000	8,147
Poway Unified School District, Election of 2008, District 2007-1-A, Zero Coupon Bond
5.917%, 08/01/2023 ¤	3,775	1,710
Victor Valley Joint Union High School District, Election of 2008, Series A, Convertible CABs (AGC), 0.000% through 08/01/2019, thereafter 5.750%, 08/01/2031 ◗	5,000	2,873
Westminster School District
Series A1, Zero Coupon Bond (AGC)
5.840%, 08/01/2026 ¤	2,485	957
6.000%, 08/01/2028 ¤	1,405	468
6.090%, 08/01/2029 ¤	2,920	902

		18,898

		39,831

Colorado – 2.1%
Revenue Bonds – 1.9%
Colorado Educational & Cultural Facilities Authority, Classical Academy Charter School Pre-refunded 12/01/2011 @ 100
7.250%, 12/01/2021 ◊	1,500	1,686
Colorado Health Facilities Authority, Covenant Retirement Communities, Series B
6.125%, 12/01/2033	1,150	1,101
Colorado Health Facilities Authority, Evangelical Lutheran
5.900%, 10/01/2027	2,500	2,535
5.000%, 06/01/2029	2,000	1,835

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2009 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Colorado Housing & Finance Authority, Solid Waste Disposal, Waste Management Incorporated Project (AMT)
5.700%, 07/01/2018	$1,590	$1,618

		8,775

General Obligation – 0.2%
Antelope Water Systems General Improvement District
5.125%, 12/01/2035	1,000	882

		9,657

Delaware – 1.3%
Revenue Bond – 1.3%
Delaware Transportation Authority
5.000%, 07/01/2019	5,000	5,772

Florida – 4.6%
Revenue Bonds – 4.0%
Halifax Hospital Medical Center, Series B1 (AGM)
5.500%, 06/01/2038	6,000	6,008
Palm Beach County Health Facilities Authority Retirement Community, Acts Retirement Life
Series A
4.500%, 11/15/2036	10,000	7,767
Palm Beach County Health Facilities Authority, Waterford Project
5.875%, 11/15/2037	5,700	4,827

		18,602

Certificate of Participation – 0.6%
Palm Beach County School Board (FGIC) (NATL)
5.000%, 08/01/2018	2,415	2,599

		21,201

Georgia – 1.5%
Revenue Bonds – 1.5%
Fulton County Development Authority, Maxon Atlantic Station, Series A, Mandatory Put 03/01/2015 @ 100 (AMT)
5.125%, 03/01/2026	2,300	2,189
Fulton County Residential Care Facilities, Canterbury Court Project, Series A
6.125%, 02/15/2026	1,500	1,345
6.125%, 02/15/2034	2,500	2,127
Georgia Municipal Electric Authority Power
Series BB (NATL)
5.250%, 01/01/2025	1,000	1,068

		6,729

Hawaii – 0.5%
Revenue Bonds – 0.5%
Hawaii Department of Budget & Finance, Special Purpose, 15 Craigside Project, Series A
8.750%, 11/15/2029	1,000	1,067
9.000%, 11/15/2044	1,250	1,325

		2,392

Idaho – 0.2%
Revenue Bond – 0.2%
Idaho Health Facilities Authority, Trinity Health Group, Series B
6.250%, 12/01/2033	750	816

Illinois – 6.3%
Revenue Bonds – 5.8%
Bolingbrook, Residential Mortgages Escrowed to Maturity (FGIC) (VEREX)
7.500%, 08/01/2010 §	510	531
Illinois Finance Authority, Illinois Institute of Technology
7.125%, 02/01/2034	3,500	3,648
Illinois Finance Authority, Landing at Plymouth Place Project, Series A
6.000%, 05/15/2037	2,300	1,817
Illinois Finance Authority, Roosevelt University
6.250%, 04/01/2029	2,000	1,973
5.500%, 04/01/2037	2,800	2,425
Illinois Finance Authority, Rush University Medical Center
Series A
7.250%, 11/01/2030	3,680	4,175
Series C
6.625%, 11/01/2039	1,265	1,368
Illinois Finance Authority, Silver Cross Hospital
5.500%, 08/15/2030	3,230	2,893
Illinois Health Facilities Authority, Covenant Retirement Communities
5.875%, 12/01/2031	4,500	4,164
Series A (RAAI)
5.500%, 12/01/2022	4,000	3,801
Northern Illinois University, Auxiliary Facilities Systems (FGIC) (NATL)
5.700%, 04/01/2016	120	120

		26,915

General Obligation – 0.5%
Chicago Illinois Board of Education, Series C
5.000%, 12/01/2020	2,000	2,147

		29,062

Indiana – 2.3%
Revenue Bonds – 2.3%
Indiana Health & Educational Facilities Financing Authority, Community Foundation
5.500%, 03/01/2037	2,830	2,696
Indiana Municipal Power Agency, Power Supply
Series B (NATL)
6.000%, 01/01/2012	1,000	1,083
Indiana Transportation Finance Authority
Series A (AMBAC)
5.750%, 06/01/2012	2,000	2,222
Indianapolis Airport Authority, Special Facilities, Federal Express Corporation Project (GTY: Federal Express) (AMT)
5.100%, 01/15/2017	3,000	2,980
Portage Economic Development, Ameriplex Project
5.000%, 07/15/2023	1,000	964
5.000%, 01/15/2027	775	722

		10,667

Iowa – 0.1%
Revenue Bond – 0.1%
Muscatine Electric, Escrowed to Maturity
6.700%, 01/01/2013 §	530	575

First American Funds 2009 Semiannual Report   55

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Kansas – 1.5%
Revenue Bonds – 1.5%
Kansas Department of Transportation, Series B2
5.000%, 09/01/2022	$500	$561
Kansas Development Finance Authority, Adventist Health System
5.500%, 11/15/2029	4,500	4,624
Olathe Senior Living Facility, Catholic Care Campus, Series A
6.000%, 11/15/2038	2,000	1,646

		6,831

Louisiana – 0.8%
Revenue Bonds – 0.8%
Jefferson Parish, Home Mortgage Authority Escrowed to Maturity (FGIC) (FHA) (VA)
7.100%, 08/01/2011 §	1,000	1,094
Rapides Financial Authority, Cleco Power LLC Project (AMBAC) (AMT)
4.700%, 11/01/2036	3,000	2,476

		3,570

Maryland – 1.3%
General Obligation – 1.3%
Prince Georges County Public Improvement
5.000%, 07/15/2017	5,000	5,814

Massachusetts – 1.8%
Revenue Bonds – 1.8%
Massachusetts Development Finance Agency, Health Care Facilities, Adventcare, Series A
6.750%, 10/15/2037	2,850	2,443
Massachusetts Development Finance Agency, Senior Living Facility, Groves-Lincoln
Series A
7.875%, 06/01/2044	1,000	982
Series B2
6.250%, 06/01/2014	1,000	1,001
Massachusetts Health & Educational Facilities Authority, Suffolk University, Series A
5.750%, 07/01/2039	3,000	2,958
Massachusetts Health & Educational Facilities Authority, UMass Memorial Issue, Series D
5.000%, 07/01/2033	1,000	879

		8,263

Michigan – 2.7%
Revenue Bonds – 2.7%
Kalamazoo Hospital Financial Authority, Bronson Hospital (AGM)
5.000%, 05/15/2026	7,665	7,790
Michigan Hospital Financial Authority, McLaren Health Care, Series A
5.250%, 05/15/2018	1,000	1,047
Royal Oak Hospital Finance Authority, William Beaumont Hospital
8.000%, 09/01/2029	3,000	3,505

		12,342

Minnesota – 7.0%
Revenue Bonds – 7.0%
Chippewa County, Montevideo Hospital Project
5.500%, 03/01/2037	3,000	2,747
Columbia Heights Multifamily & Health Care Facilities, Crest View Corporation Projects
Series A
5.700%, 07/01/2042	2,790	2,340
Cuyuna Range Hospital District
5.200%, 06/01/2025	1,000	893
5.000%, 06/01/2029	1,500	1,355
Minneapolis Healthcare System, Fairview Health Services, Series A
6.625%, 11/15/2028	3,000	3,371
Minnesota Agriculture & Economic Development Board, Health Care System, Fairview, Series A
6.375%, 11/15/2029	95	96
Monticello, Big Lake Community Hospital
Series C
6.200%, 12/01/2022	2,995	2,825
Shakopee Health Care Facilities, St. Francis Regional Medical Center
5.250%, 09/01/2034	1,000	923
St. Paul Housing & Redevelopment Authority, Allina Health System, Series A (NATL)
5.000%, 11/15/2019	4,500	4,666
St. Paul Housing & Redevelopment Authority, Health Care Facilities, HealthPartners Obligated Group Project
5.250%, 05/15/2026	1,500	1,427
5.250%, 05/15/2036	3,900	3,482
St. Paul Housing & Redevelopment Hospital Authority, HealthEast Project
5.250%, 11/15/2014	990	983
6.000%, 11/15/2025	2,000	1,923
6.000%, 11/15/2030	2,000	1,821
6.000%, 11/15/2035	1,000	885
St. Paul Sales Tax, Series B (SGI)
5.650%, 11/01/2017	2,290	2,370

		32,107

Mississippi – 1.5%
Revenue Bond – 1.5%
Mississippi Development Bank Special Obligation, Jackson Public School District (AGM)
5.500%, 04/01/2020	6,350	6,988

Missouri – 2.3%
Revenue Bonds – 2.3%
Bi-State Development Agency, Missouri-Illinois Metropolitan District, St. Clair County Metrolink Project (AGM)
5.250%, 07/01/2027	3,185	3,452
St. Louis Industrial Development Authority, Sewer and Solid Waste Disposal Facilities (AMT)
4.875%, 03/01/2032	8,000	7,046

		10,498

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2009 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Montana – 1.0%
Revenue Bonds – 1.0%
Forsyth Pollution Control, Northwestern Corporation (AMBAC)
4.650%, 08/01/2023	$2,500	$2,390
Montana Facility Finance Authority, Senior Living, St. John’s Lutheran, Ministries Project, Series A
6.125%, 05/15/2036	2,500	2,054

		4,444

Nebraska – 4.5%
Revenue Bonds – 4.5%
Central Plains Energy Project, Nebraska Gas Project #1, Series A
5.250%, 12/01/2021	5,000	4,797
Nebraska Public Power District, Series B
5.000%, 01/01/2020	2,750	2,986
Washington County Wastewater Facilities, Cargill Incorporated Project (AMT)
5.900%, 11/01/2027	1,700	1,727
4.850%, 04/01/2035	12,500	11,116

		20,626

Nevada – 1.9%
Revenue Bonds – 1.9%
Carson City Hospital, Carson-Tahoe Hospital
5.750%, 09/01/2031	2,740	2,613
Pre-refunded 09/01/2012 @ 101
5.750%, 09/01/2031 ◊	2,260	2,549
Clark County Industrial Development, Southwest Gas Corporation Project
Series A (AMBAC) (AMT)
5.250%, 07/01/2034	4,000	3,543
Series A (AMT) (FGIC)
4.750%, 09/01/2036	80	65

		8,770

New Hampshire – 0.4%
Revenue Bonds – 0.4%
New Hampshire Health & Educational Facilities Authority, Covenant Health
5.375%, 07/01/2024	1,250	1,265
New Hampshire Health & Educational Facilities Authority, Speare Memorial Hospital
5.875%, 07/01/2034	800	746

		2,011

North Carolina – 0.8%
Revenue Bonds – 0.8%
North Carolina Medical Care Community Health Care Facilities, 1st Mortgage Presbyterian
Series B
5.200%, 10/01/2021	1,500	1,446
North Carolina Medical Care Community Health Care Facilities, Pennybyrn at Maryfield, Series A
6.000%, 10/01/2023	2,800	2,283

		3,729

North Dakota – 0.2%
General Obligations – 0.2%
West Fargo, Series A (AGC)
4.000%, 05/01/2017	550	566
4.000%, 05/01/2018	540	552

		1,118

Ohio – 2.0%
Revenue Bonds – 2.0%
Cincinnati Water System Pre-refunded 06/01/2011 @ 100
5.000%, 12/01/2020 ◊	125	133
Lake County Hospital Facilities, Lake Hospital System, Series C
5.625%, 08/15/2029	3,250	3,172
Miami County Hospital Facilities, Refunding & Improvement, Upper Valley Medical Center
5.250%, 05/15/2026	1,000	1,005
Ohio Higher Educational Facility, Baldwin-Wallace College Project
5.125%, 12/01/2017	1,490	1,563
5.250%, 12/01/2019	1,540	1,601
Toledo-Lucas County Port Authority, Crocker Park Public Improvement Project
5.250%, 12/01/2023	2,000	1,788

		9,262

Oregon – 0.3%
Revenue Bond – 0.3%
Gilliam County Solid Waste Disposal, Waste Management Project (AMT)
5.250%, 07/01/2029	1,500	1,391

Pennsylvania – 3.7%
Revenue Bonds – 3.7%
Delaware County Authority College, Neumann College
6.125%, 10/01/2034	1,000	1,030
Erie County Industrial Development Authority, International Paper Company Project
Series A (AMT)
5.000%, 11/01/2018	1,350	1,301
Montgomery County Industrial Development Authority, Whitemarsh Continuing Care
6.250%, 02/01/2035	2,090	1,521
Pennsylvania Community, Series E
Convertible CABs
0.000% through 12/01/2017, thereafter 6.375%, 12/01/2038 ◗	8,000	4,975
Pennsylvania Economic Development Authority, Allegheny Energy Supply
7.000%, 07/15/2039	5,000	5,391
State Public School Building Authority, Delaware County Community College Project (AGM)
5.000%, 10/01/2024	1,600	1,721
Westmoreland County Industrial Development Authority, Redstone Retirement Community
Series A
5.750%, 01/01/2026	1,200	1,014

		16,953

Puerto Rico – 2.4%
Revenue Bond – 2.2%
Puerto Rico Electric Power Authority
Series VV (NATL)
5.250%, 07/01/2029	10,000	10,085

General Obligations – 0.2%
Puerto Rico Commonwealth, Series A
5.000%, 07/01/2027	550	514

First American Funds 2009 Semiannual Report   57

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Puerto Rico Commonwealth, Public Improvement (NATL)
5.750%, 07/01/2026	$500	$514

		1,028

		11,113

South Carolina – 1.1%
Revenue Bonds – 0.5%
Georgetown County Environmental Improvement, International Paper, Series A (AMT)
5.550%, 12/01/2029	700	630
South Carolina Jobs Economic Development Authority, Palmetto Health Alliance, Series A
6.125%, 08/01/2023	1,250	1,283
Series C, Pre-refunded 08/01/2013 @ 100
6.375%, 08/01/2034 ◊	135	159

		2,072

General Obligation – 0.6%
South Carolina Infrastructure, Series A
3.000%, 10/01/2024	3,000	2,823

		4,895

South Dakota – 3.4%
Revenue Bonds – 3.4%
Sioux Falls, Dow Rummel Village Project
Series A, Pre-refunded 11/15/2012 @ 100
6.625%, 11/15/2023 ◊	2,270	2,623
South Dakota Economic Development Finance Authority, Pooled Loan DTS Project, Series A (AMT)
5.500%, 04/01/2019	1,055	1,063
South Dakota Economic Development Finance Authority, Pooled Loan Program – Davis Family
Series 4A (AMT)
6.000%, 04/01/2029	1,400	1,430
South Dakota Economic Development Finance Authority, Pooled Loan Program – Spearfish Forest, Series A (AMT)
5.875%, 04/01/2028	2,000	2,052
South Dakota Health & Educational Facilities Authority, Vocational Education Program (AGC)
5.500%, 08/01/2038	7,000	7,311
South Dakota Health & Educational Facilities Authority, Westhills Village Retirement Community
5.000%, 09/01/2031	1,250	1,149

		15,628

Tennessee – 2.3%
Revenue Bonds – 2.0%
Claiborne County Industrial Development Board, Lincoln Memorial University Project
6.625%, 10/01/2039	3,000	2,956
Johnson City Health & Educational Facilities Board, Mountain States Health, Series A, Pre-refunded 07/01/2012 @ 103
7.500%, 07/01/2033 ◊	2,500	2,830
Shelby County Health, Educational, & Housing Facilities Board, Methodist Healthcare Pre-refunded 09/01/2012 @ 100
6.500%, 09/01/2021 ◊	1,125	1,287
6.500%, 09/01/2021 ◊	1,875	2,144

		9,217

General Obligation – 0.3%
Shelby County
5.000%, 04/01/2020	1,000	1,146

		10,363

Texas – 13.2%
Revenue Bonds – 10.8%
Abilene Health Facilities Development, Sears Methodist Retirement Project
5.875%, 11/15/2018	500	478
Series A
5.875%, 11/15/2018	2,500	2,389
Brazos County Health Facilities, Franciscan Services Corporation, St. Joseph Regional
5.000%, 01/01/2023	3,635	3,574
Crawford Education Facilities, University of St. Thomas Project
5.250%, 10/01/2022	1,300	1,257
5.375%, 10/01/2027	1,750	1,651
Dallas Area Rapid Transit Sales Tax, Senior Lien
5.000%, 12/01/2018	2,000	2,285
Harris County Health Facilities Development Corporation, Memorial Hermann Healthcare System, Series B
7.250%, 12/01/2035	2,000	2,243
La Vernia Higher Education Finance Corporation, Kipp Incorporated, Series A (GTY)
6.250%, 08/15/2039	1,500	1,496
Lubbock Educational Facilities Authority, Lubbock Christian University
5.125%, 11/01/2027	1,000	901
5.250%, 11/01/2037	2,500	2,125
North Texas Tollway Authority, First Tier
Series E3 Mandatory Put 01/01/2016 @ 100
5.750%, 01/01/2038	4,500	5,031
Red River Authority Sewer & Solidwaste Disposal, Excel Corporation Project (AMT)
6.100%, 02/01/2022	3,775	3,856
San Antonio Electric & Gas
5.000%, 02/01/2025	4,000	4,305
Series A
5.250%, 02/01/2025	10,000	11,031
San Marcos Waterworks & Wastewater Systems (AGM)
5.000%, 08/15/2026	1,000	1,054
Tarrant County Cultural Education Facilities Finance Corporation, Retirement Facility, Northwest Senior Housing, Edgemere Project, Series A
6.000%, 11/15/2026	1,600	1,482
Travis County Health Facilities, Querencia Barton Creek Project
5.500%, 11/15/2025	1,300	1,128
5.650%, 11/15/2035	4,100	3,247

		49,533

General Obligations – 2.4%
Fort Bend Independent School District Escrowed to Maturity (PSFG)
5.000%, 02/15/2014 §	500	574
Humble Independent School District
Series A (AGC)
5.250%, 02/15/2022	2,635	2,902
San Marcos Certificates of Obligation (AGM)
5.000%, 08/15/2025	1,000	1,065

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2009 Semiannual Report

Tax Free Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

5.000%, 08/15/2027	$1,000	$1,056
Texas Transportation Commission, Mobility Fund
5.000%, 04/01/2028	5,000	5,316

		10,913

		60,446

Utah – 1.0%
Revenue Bonds – 1.0%
Intermountain Power Agency, Utah Power Supply
Series A (AMBAC)
6.500%, 07/01/2011	365	396
Series A, Escrowed to Maturity (AMBAC)
6.500%, 07/01/2011 §	635	691
Uintah County Municipal Building Authority, Lease Revenue
5.500%, 06/01/2037	3,400	3,469

		4,556

Vermont – 0.2%
Revenue Bond – 0.2%
Vermont Economic Development Authority, Wake Robin Corporation Project, Series A
5.250%, 05/01/2026	1,000	859

Virginia – 0.2%
Revenue Bond – 0.2%
Arlington County Industrial Development Authority, Berkeley Apartments (AMT) (FNMA)
5.850%, 12/01/2020	1,000	1,032

Washington – 1.7%
Revenue Bonds – 1.7%
Washington Health Care Facilities Authority, Central Washington Health Services
6.250%, 07/01/2024	2,000	2,090
7.000%, 07/01/2039	2,000	2,115
Washington Higher Education Facilities Authority, Whitworth University Project
5.375%, 10/01/2029	3,000	2,976
Washington Public Power Supply System, Nuclear Project #3, Series B
7.125%, 07/01/2016	600	752

		7,933

Wisconsin – 1.5%
Revenue Bonds – 1.5%
Wisconsin Health & Educational Facilities Authority, Beaver Dam Community Hospitals
Series A
6.750%, 08/15/2034	2,000	1,974
Wisconsin Health & Educational Facilities Authority, Children’s Hospital of Wisconsin
5.250%, 08/15/2024	2,000	2,093
Wisconsin Health & Educational Facilities Authority, Eastcastle Place Incorporated Project
6.000%, 12/01/2024	1,000	915
Wisconsin Health & Educational Facilities Authority, New Castle Place Project, Series A
7.000%, 12/01/2031	2,000	1,883

		6,865

Wyoming – 0.8%
Revenue Bonds – 0.8%
Teton County Hospital District, St. John’s Medical Center
6.750%, 12/01/2022	2,100	2,100
6.750%, 12/01/2027	1,500	1,434

		3,534

Total Municipal Bonds
(Cost $448,930)		447,013

Short-Term Investment – 1.5%
First American Tax Free Obligations Fund, Class Z
0.013% Å Ω
(Cost $7,253)	7,252,655	7,253

Total Investments ▲ – 98.9%
(Cost $456,183)		454,266

Other Assets and Liabilities, Net – 1.1%		4,878

Total Net Assets – 100.0%		$459,144

◊	Pre-refunded issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. These bonds mature at the call date and price indicated.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

◗	Convertible Capital Appreciation Bonds (Convertible CABs) – These bonds initially pay no interest but accrete in value from the date of issuance through the conversion date, at which time the bonds start to accrue and pay interest on a semiannual basis until final maturity.

§	Escrowed to Maturity issues are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest. If callable, these bonds may still be subject to call prior to maturity.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $456,183. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$16,105
Gross unrealized depreciation	(18,022)

Net unrealized depreciation	$(1,917)

AGC –	Assured Guaranty Corporation

AGM –	Assured Guaranty Municipal Corporation

AMBAC –	American Municipal Bond Assurance Corporation

AMT –	Alternative Minimum Tax. As of December 31, 2009, the aggregate fair value of securities subject to the AMT was $56,471 which represents 12.3% total net assets.

FGIC –	Financial Guaranty Insurance Corporation

FHA –	Federal Housing Administration

FNMA –	Federal National Mortgage Association

GTY –	Guaranty Agreement

NATL –	National Public Finance Guarantee Corporation

PSFG –	Permanent School Fund Guarantee

RAAI –	Radian Asset Assurance Inc.

SGI –	Syncora Guarantee Inc.

VA –	Veterans Administration

VEREX –	Verex Assurance

First American Funds 2009 Semiannual Report   59

Statements of Assets and Liabilities	December 31, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except per share data

					Minnesota
	Arizona	California	Colorado	Intermediate	Intermediate
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

Unaffiliated investments, at cost	$22,577	$98,304	$62,839	$692,874	$206,243
Affiliated money market fund, at cost	—	—	1,371	9,301	—

ASSETS:
Unaffiliated investments, at fair value (note 2)	$22,639	$99,011	$64,383	$721,742	$212,885
Affiliated money market fund, at fair value (note 2)	—	—	1,371	9,301	—
Receivable for dividends and interest	409	1,452	491	8,836	2,730
Receivable for investments sold	—	—	102	285	—
Receivable for capital shares sold	—	16	2	783	500
Receivable from advisor (note 3)	8	—	2	—	—
Prepaid expenses and other assets	4	6	6	32	9

Total assets	23,060	100,485	66,357	740,979	216,124

LIABILITIES:
Dividends payable	67	318	195	2,236	588
Payable for investments purchased	—	—	845	—	—
Payable for investments purchased on a when-issued basis	—	—	—	—	—
Payable for capital shares redeemed	1	77	291	231	119
Payable to affiliates (note 3)	16	42	28	442	124
Payable for distribution and shareholder servicing fees	2	4	4	2	2
Accrued expenses and other liabilities	3	22	23	28	23

Total liabilities	89	463	1,386	2,939	856

Net assets	$22,971	$100,022	$64,971	$738,040	$215,268

COMPOSITION OF NET ASSETS:
Portfolio capital	$23,023	$99,184	$63,299	$708,685	$208,481
Undistributed (distributions in excess of) net investment income	(6)	62	76	557	125
Accumulated net realized gain (loss) on investments (note 2)	(108)	69	52	(70)	20
Net unrealized appreciation (depreciation) of investments	62	707	1,544	28,868	6,642

Net assets	$22,971	$100,022	$64,971	$738,040	$215,268

Class A:
Net assets	$6,399	$16,626	$11,364	$44,518	$28,695
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	599	1,553	1,137	4,119	2,868
Net asset value and redemption price per share	$10.69	$10.71	$9.99	$10.81	$10.00
Maximum offering price per share[1]	$11.16	$11.19	$10.43	$11.06	$10.23
Class C:
Net assets	$1,504	$4,139	$3,021	$428	$928
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	141	386	303	39	93
Net asset value, offering price, and redemption price per share[2]	$10.68	$10.72	$9.97	$10.85	$10.02
Class Y:
Net assets	$15,068	$79,257	$50,586	$693,094	$185,645
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	1,408	7,401	5,050	64,281	18,669
Net asset value, offering price, and redemption price per share	$10.70	$10.71	$10.02	$10.78	$9.94

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

[2]	Class C has a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2009 Semiannual Report

				Oregon
Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$164,020	$140,268	$39,474	$55,846	$140,712	$264,832	$448,930
—	1,680	1,597	—	7,557	35,025	7,253

$165,925	$140,275	$40,624	$57,044	$146,491	$268,227	$447,013
—	1,680	1,597	—	7,557	35,025	7,253
2,070	1,960	518	535	1,279	2,172	6,844
—	—	—	—	—	—	—
212	70	41	265	128	458	233
—	—	8	4	—	—	—
18	8	8	7	6	16	23

168,225	143,993	42,796	57,855	155,461	305,898	461,366

279	462	115	157	390	387	1,573
—	—	—	—	—	—	—
—	—	—	—	3,024	14,625	—
23	—	—	—	8	843	339
96	84	19	22	85	134	275
20	3	3	1	3	1	4
23	24	22	22	23	23	31

441	573	159	202	3,533	16,013	2,222

$167,784	$143,420	$42,637	$57,653	$151,928	$289,885	$459,144

$167,295	$142,773	$42,156	$57,004	$146,997	$288,114	$469,827
19	114	19	23	23	(180)	798
(1,435)	526	(688)	(572)	(871)	(1,444)	(9,564)
1,905	7	1,150	1,198	5,779	3,395	(1,917)

$167,784	$143,420	$42,637	$57,653	$151,928	$289,885	$459,144

$92,799	$22,301	$6,324	$1,438	$21,662	$6,700	$40,746
8,673	1,924	616	139	2,159	676	3,921
$10.70	$11.59	$10.27	$10.31	$10.03	$9.92	$10.39
$11.17	$12.10	$10.73	$10.77	$10.26	$10.15	$10.85

$24,389	$1,033	$3,498	$505	—	—	$4,086

2,290	89	344	50	—	—	395
$10.65	$11.56	$10.18	$10.16	—	—	$10.34

$50,596	$120,086	$32,815	$55,710	$130,266	$283,185	$414,312

4,736	10,354	3,198	5,405	12,984	28,551	39,828
$10.68	$11.60	$10.26	$10.31	$10.03	$9.92	$10.40

First American Funds 2009 Semiannual Report   61

Statements of Operations	For the six-month period ended December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

					Minnesota
	Arizona	California	Colorado	Intermediate	Intermediate
	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$567	$2,499	$1,658	$17,256	$4,608
Dividends from unaffiliated money market fund	—	1	—	—	—
Dividends from affiliated money market fund	—	—	—	8	—

Total investment income	567	2,500	1,658	17,264	4,608

EXPENSES (note 3):
Investment advisory fees	58	250	165	1,810	522
Administration fees	29	116	78	820	238
Transfer agent fees	41	42	42	31	31
Custodian fees	1	3	2	18	5
Legal fees	8	8	8	8	8
Audit fees	2	18	18	18	18
Registration fees	5	4	4	17	5
Postage & printing fees	1	3	2	21	6
Directors’ fees	15	15	15	15	15
Other expenses	14	10	10	11	10
Distribution and shareholder servicing fees:
Class A	8	21	14	52	32
Class C	5	13	10	—	—

Total expenses	187	503	368	2,821	890

Less: Fee waivers (note 3)	(116)	(227)	(179)	(285)	(152)

Total net expenses	71	276	189	2,536	738

Investment income – net	496	2,224	1,469	14,728	3,870

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain (loss) on:
Investments	6	265	547	387	36
Futures contracts	—	—	—	—	—
Net change in unrealized appreciation or depreciation of:
Investments	1,205	4,036	2,557	21,617	6,564

Net gain on investments and futures contracts	1,211	4,301	3,104	22,004	6,600

Net increase in net assets resulting from operations	$1,707	$6,525	$4,573	$36,732	$10,470

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2009 Semiannual Report

				Oregon
Minnesota	Missouri	Nebraska	Ohio	Intermediate	Short
Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund	Tax Free Fund

$3,913	$3,806	$994	$1,147	$3,106	$3,033	$12,881
3	—	—	—	—	—	—
—	1	—	—	2	6	2

3,916	3,807	994	1,147	3,108	3,039	12,883

404	374	104	128	362	568	1,126
185	172	50	61	165	257	511
41	41	41	41	30	30	41
4	4	1	1	4	6	11
8	8	8	8	8	8	8
18	18	18	18	18	18	18
5	5	5	4	3	14	19
5	5	2	1	4	5	13
15	15	15	15	15	15	15
10	10	10	10	10	10	10

114	29	8	2	21	8	47
75	3	10	1	—	—	13

884	684	272	290	640	939	1,832

(176)	(141)	(150)	(159)	(124)	(264)	(237)

708	543	122	131	516	675	1,595

3,208	3,264	872	1,016	2,592	2,364	11,288

(96)	935	(69)	—	44	2,398	(1,971)
—	—	—	—	4	—	—

10,939	6,407	1,733	1,897	3,488	1,336	33,337

10,843	7,342	1,664	1,897	3,536	3,734	31,366

$14,051	$10,606	$2,536	$2,913	$6,128	$6,098	$42,654

First American Funds 2009 Semiannual Report   63

Statements of  Changes in Net Assets  all dollars are rounded to thousands (000)

	Arizona		California		Colorado
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

OPERATIONS:
Investment income – net	$496	$1,143	$2,224	$3,079	$1,469	$2,049
Net realized gain (loss) on:
Investments	6	48	265	82	547	145
Futures contracts	—	(75)	—	—	—	—
Net change in unrealized appreciation or depreciation of:
Investments	1,205	(767)	4,036	(3,078)	2,557	(872)
Futures contracts	—	1	—	—	—	—

Net increase (decrease) in net assets resulting from operations	1,707	350	6,525	83	4,573	1,322

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(137)	(287)	(355)	(622)	(225)	(367)
Class C	(29)	(59)	(74)	(115)	(54)	(123)
Class Y	(339)	(809)	(1,726)	(2,343)	(1,066)	(1,611)
Net realized gain on investments:
Class A	—	—	(44)	—	(101)	(46)
Class C	—	—	(11)	—	(27)	(24)
Class Y	—	—	(211)	—	(455)	(132)

Total distributions	(505)	(1,155)	(2,421)	(3,080)	(1,928)	(2,303)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	240	397	1,159	4,306	679	877
Fund merger (note 8)	—	—	—	4,782	—	5,874
Reinvestment of distributions	38	80	245	398	252	323
Payments for redemptions	(628)	(573)	(1,901)	(4,585)	(1,110)	(1,135)

Increase (decrease) in net assets from Class A transactions	(350)	(96)	(497)	4,901	(179)	5,939

Class C:
Proceeds from sales	10	170	558	1,946	169	598
Reinvestment of distributions	16	36	58	81	61	118
Payments for redemptions (note 3)	(65)	(80)	(704)	(327)	(221)	(494)

Increase (decrease) in net assets from Class C transactions	(39)	126	(88)	1,700	9	222

Class Y:
Proceeds from sales	2,044	5,993	7,433	11,939	5,089	1,672
Fund merger (note 8)	—	—	—	54,350	—	42,389
Reinvestment of distributions	35	111	58	65	126	87
Payments for redemptions	(2,161)	(8,692)	(9,085)	(16,902)	(8,219)	(8,391)

Increase (decrease) in net assets from Class Y transactions	(82)	(2,588)	(1,594)	49,452	(3,004)	35,757

Increase (decrease) in net assets from capital share transactions	(471)	(2,558)	(2,179)	56,053	(3,174)	41,918

Total increase (decrease) in net assets	731	(3,363)	1,925	53,056	(529)	40,937
Net assets at beginning of period	22,240	25,603	98,097	45,041	65,500	24,563

Net assets at end of period	$22,971	$22,240	$100,022	$98,097	$64,971	$65,500

Undistributed (distributions in excess of) net investment income at end of period	$(6)	$3	$62	$(7)	$76	$(48)

[1]	The fund began offering Class C on October 28, 2009.

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2009 Semiannual Report

		Minnesota
Intermediate		Intermediate		Minnesota		Missouri		Nebraska
Tax Free Fund[1]		Tax Free Fund[1]		Tax Free Fund		Tax Free Fund		Tax Free Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

$14,728	$28,489	$3,870	$7,724	$3,208	$6,466	$3,264	$6,579	$872	$1,719

387	(457)	36	277	(96)	(810)	935	685	(69)	(202)
—	—	—	—	—	(154)	—	—	—	(245)

21,617	(2,077)	6,564	(1,942)	10,939	(6,522)	6,407	(4,614)	1,733	(344)
—	—	—	—	—	—	—	—	—	—

36,732	25,955	10,470	6,059	14,051	(1,020)	10,606	2,650	2,536	928

(775)	(1,243)	(440)	(936)	(1,834)	(3,870)	(463)	(955)	(118)	(253)
—	—	(2)	—	(406)	(735)	(17)	(21)	(54)	(90)
(13,024)	(28,122)	(3,221)	(6,863)	(980)	(1,856)	(2,642)	(5,710)	(664)	(1,415)

—	(22)	(14)	(67)	(6)	(519)	(168)	(51)	—	—
—	—	—	—	(1)	(109)	(8)	(1)	—	—
—	(483)	(90)	(447)	(3)	(234)	(918)	(283)	—	—

(13,799)	(29,870)	(3,767)	(8,313)	(3,230)	(7,323)	(4,216)	(7,021)	(836)	(1,758)

13,796	12,873	6,284	9,912	6,218	11,454	1,534	2,562	1,178	1,265
—	—	—	—	—	—	—	—	—	—
497	899	325	687	1,161	2,771	372	517	75	166
(6,041)	(6,277)	(1,730)	(9,326)	(8,051)	(23,953)	(3,342)	(2,921)	(1,037)	(1,154)

8,252	7,495	4,879	1,273	(672)	(9,728)	(1,436)	158	216	277

429	—	928	—	3,412	4,451	398	342	931	819
—	—	2	—	300	585	16	17	32	47
—	—	—	—	(1,327)	(3,560)	(175)	(2)	(173)	(66)

429	—	930	—	2,385	1,476	239	357	790	800

96,439	174,306	23,452	39,545	8,964	17,375	16,614	29,215	3,086	7,086
—	—	—	—	—	—	—	—	—	—
1,098	2,666	91	279	39	100	172	190	52	91
(68,523)	(161,514)	(16,246)	(41,124)	(3,553)	(18,223)	(21,604)	(43,791)	(2,328)	(5,323)

29,014	15,458	7,297	(1,300)	5,450	(748)	(4,818)	(14,386)	810	1,854

37,695	22,953	13,106	(27)	7,163	(9,000)	(6,015)	(13,871)	1,816	2,931

60,628	19,038	19,809	(2,281)	17,984	(17,343)	375	(18,242)	3,516	2,101
677,412	658,374	195,459	197,740	149,800	167,143	143,045	161,287	39,121	37,020

$738,040	$677,412	$215,268	$195,459	$167,784	$149,800	$143,420	$143,045	$42,637	$39,121

$557	$(372)	$125	$(82)	$19	$31	$114	$(28)	$19	$(17)

First American Funds 2009 Semiannual Report   65

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

			Oregon
	Ohio		Intermediate		Short
	Tax Free Fund		Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month		Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended		Period Ended
	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

OPERATIONS:
Investment income – net	$1,016	$2,020	$2,592	$4,843	$2,364	$4,528	$11,288	$21,396
Net realized gain (loss) on:
Investments	—	(353)	44	(498)	2,398	34	(1,971)	(5,558)
Futures contracts	—	(195)	4	(324)	—	(2,092)	—	(676)
Net change in unrealized appreciation or depreciation of:
Investments	1,897	(255)	3,488	1,808	1,336	2,012	33,337	(24,517)
Futures contracts	—	2	—	3	—	70	—	—

Net increase (decrease) in net assets resulting from operations	2,913	1,219	6,128	5,832	6,098	4,552	42,654	(9,355)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(25)	(31)	(292)	(256)	(62)	(68)	(876)	(1,662)
Class C	(7)	(10)	—	—	—	—	(78)	(138)
Class Y	(944)	(2,005)	(2,276)	(4,645)	(2,475)	(4,419)	(9,527)	(19,833)
Net realized gain on investments:
Class A	—	—	—	—	—	—	—	(51)
Class C	—	—	—	—	—	—	—	(5)
Class Y	—	—	—	—	—	—	—	(587)

Total distributions	(976)	(2,046)	(2,568)	(4,901)	(2,537)	(4,487)	(10,481)	(22,276)

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	420	425	10,630	6,281	3,341	1,472	4,393	6,423
Fund merger (note 8)	—	—	—	—	—	—	—	—
Reinvestment of distributions	22	24	206	141	31	49	595	1,203
Payments for redemptions	(106)	(36)	(489)	(1,497)	(140)	(435)	(2,176)	(5,718)

Increase (decrease) in net assets from Class A transactions	336	413	10,347	4,925	3,232	1,086	2,812	1,908

Class C:
Proceeds from sales	94	266	—	—	—	—	572	967
Reinvestment of distributions	2	5	—	—	—	—	44	68
Payments for redemptions (note 3)	(8)	(117)	—	—	—	—	(243)	(550)

Increase (decrease) in net assets from Class C transactions	88	154	—	—	—	—	373	485

Class Y:
Proceeds from sales	11,546	6,084	28,031	25,178	149,377	99,972	42,221	98,620
Fund merger (note 8)	—	—	—	—	—	—	—	—
Reinvestment of distributions	99	294	45	87	190	216	404	749
Payments for redemptions	(2,583)	(9,288)	(20,977)	(26,966)	(48,801)	(65,306)	(38,605)	(137,800)

Increase (decrease) in net assets from Class Y transactions	9,062	(2,910)	7,099	(1,701)	100,766	34,882	4,020	(38,431)

Increase (decrease) in net assets from capital share transactions	9,486	(2,343)	17,446	3,224	103,998	35,968	7,205	(36,038)

Total increase (decrease) in net assets	11,423	(3,170)	21,006	4,155	107,559	36,033	39,378	(67,669)
Net assets at beginning of period	46,230	49,400	130,922	126,767	182,326	146,293	419,766	487,435

Net assets at end of period	$57,653	$46,230	$151,928	$130,922	$289,885	$182,326	$459,144	$419,766

Undistributed (distributions in excess of) net investment income at end of period	$23	$(17)	$23	$(1)	$(180)	$(7)	$798	$(9)

The accompanying notes are an integral part of the financial statements.

66   First American Funds 2009 Semiannual Report

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Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Arizona Tax Free Fund
Class A
2009[1]	$10.14	$0.22	$0.56	$0.78	$(0.23)	$—	$(0.23)	$10.69
2009[2]	10.43	0.45	(0.29)	0.16	(0.45)	—	(0.45)	10.14
2008[2]	10.79	0.45	(0.33)	0.12	(0.45)	(0.03)	(0.48)	10.43
2007[2]	10.85	0.46	(0.01)	0.45	(0.45)	(0.06)	(0.51)	10.79
2006[3]	11.19	0.33	(0.25)	0.08	(0.33)	(0.09)	(0.42)	10.85
2005[4]	11.42	0.46	(0.07)	0.39	(0.49)	(0.13)	(0.62)	11.19
Class C
2009[1]	$10.12	$0.20	$0.56	$0.76	$(0.20)	$—	$(0.20)	$10.68
2009[2]	10.41	0.41	(0.29)	0.12	(0.41)	—	(0.41)	10.12
2008[2]	10.78	0.41	(0.34)	0.07	(0.41)	(0.03)	(0.44)	10.41
2007[2]	10.84	0.41	(0.01)	0.40	(0.40)	(0.06)	(0.46)	10.78
2006[3]	11.18	0.30	(0.25)	0.05	(0.30)	(0.09)	(0.39)	10.84
2005[4]	11.41	0.42	(0.08)	0.34	(0.44)	(0.13)	(0.57)	11.18
Class Y
2009[1]	$10.14	$0.23	$0.57	$0.80	$(0.24)	$—	$(0.24)	$10.70
2009[2]	10.43	0.47	(0.28)	0.19	(0.48)	—	(0.48)	10.14
2008[2]	10.80	0.47	(0.33)	0.14	(0.48)	(0.03)	(0.51)	10.43
2007[2]	10.85	0.48	—	0.48	(0.47)	(0.06)	(0.53)	10.80
2006[3]	11.19	0.35	(0.25)	0.10	(0.35)	(0.09)	(0.44)	10.85
2005[4]	11.43	0.50	(0.09)	0.41	(0.52)	(0.13)	(0.65)	11.19

California Tax Free Fund
Class A
2009[1]	$10.27	$0.23	$0.47	$0.70	$(0.23)	$(0.03)	$(0.26)	$10.71
2009[2]	10.71	0.46	(0.44)	0.02	(0.46)	—	(0.46)	10.27
2008[2]	10.98	0.46	(0.23)	0.23	(0.46)	(0.04)	(0.50)	10.71
2007[2]	10.96	0.45	0.06	0.51	(0.45)	(0.04)	(0.49)	10.98
2006[3]	11.24	0.33	(0.26)	0.07	(0.33)	(0.02)	(0.35)	10.96
2005[4]	11.40	0.44	(0.05)	0.39	(0.44)	(0.11)	(0.55)	11.24
Class C
2009[1]	$10.28	$0.21	$0.46	$0.67	$(0.20)	$(0.03)	$(0.23)	$10.72
2009[2]	10.72	0.41	(0.44)	(0.03)	(0.41)	—	(0.41)	10.28
2008[2]	10.99	0.40	(0.22)	0.18	(0.41)	(0.04)	(0.45)	10.72
2007[2]	10.97	0.41	0.05	0.46	(0.40)	(0.04)	(0.44)	10.99
2006[3]	11.25	0.30	(0.26)	0.04	(0.30)	(0.02)	(0.32)	10.97
2005[4]	11.41	0.40	(0.05)	0.35	(0.40)	(0.11)	(0.51)	11.25
Class Y
2009[1]	$10.27	$0.24	$0.46	$0.70	$(0.23)	$(0.03)	$(0.26)	$10.71
2009[2]	10.71	0.48	(0.45)	0.03	(0.47)	—	(0.47)	10.27
2008[2]	10.98	0.48	(0.23)	0.25	(0.48)	(0.04)	(0.52)	10.71
2007[2]	10.97	0.47	0.05	0.52	(0.47)	(0.04)	(0.51)	10.98
2006[3]	11.25	0.35	(0.26)	0.09	(0.35)	(0.02)	(0.37)	10.97
2005[4]	11.40	0.47	(0.04)	0.43	(0.47)	(0.11)	(0.58)	11.25

[1]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

68   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.69%	$6,399	0.75%	4.16%	1.76%	3.15%	—%
1.75	6,410	0.75	4.51	1.76	3.50	18
1.10	6,705	0.75	4.20	1.63	3.32	30
4.12	8,359	0.75	4.11	1.64	3.22	25
0.73	9,041	0.75	4.02	1.47	3.30	47
3.49	9,547	0.75	4.14	1.18	3.71	20

7.59%	$1,504	1.15%	3.76%	2.16%	2.75%	—%
1.35	1,462	1.15	4.11	2.16	3.10	18
0.61	1,376	1.15	3.79	2.03	2.91	30
3.71	1,541	1.15	3.70	2.12	2.73	25
0.42	1,358	1.15	3.62	2.22	2.55	47
3.08	1,628	1.15	3.74	1.93	2.96	20

7.92%	$15,068	0.50%	4.41%	1.51%	3.40%	—%
2.00	14,368	0.50	4.75	1.51	3.74	18
1.26	17,522	0.50	4.45	1.38	3.57	30
4.48	19,329	0.50	4.36	1.39	3.47	25
0.92	15,614	0.50	4.27	1.22	3.55	47
3.65	14,035	0.50	4.39	0.93	3.96	20

6.79%	$16,626	0.65%	4.34%	1.19%	3.80%	8%
0.29	16,417	0.65	4.51	1.28	3.88	27
2.11	12,076	0.67	4.19	1.46	3.40	45
4.62	11,375	0.75	4.00	1.46	3.29	36
0.63	10,783	0.75	3.99	1.34	3.40	24
3.50	11,888	0.75	3.88	1.15	3.48	14

6.52%	$4,139	1.15%	3.85%	1.59%	3.41%	8%
(0.21)	4,064	1.15	4.01	1.68	3.48	27
1.61	2,480	1.15	3.68	1.85	2.98	45
4.17	1,507	1.15	3.60	1.98	2.77	36
0.33	3,592	1.15	3.60	2.09	2.66	24
3.11	3,068	1.15	3.47	1.90	2.72	14

6.87%	$79,257	0.50%	4.49%	0.94%	4.05%	8%
0.44	77,616	0.50	4.62	1.03	4.09	27
2.28	30,485	0.50	4.36	1.20	3.66	45
4.78	24,835	0.50	4.25	1.21	3.54	36
0.82	21,767	0.50	4.24	1.09	3.65	24
3.85	19,556	0.50	4.12	0.90	3.72	14

First American Funds 2009 Semiannual Report   69

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Colorado Tax Free Fund
Class A
2009[1]	$9.60	$0.22	$0.46	$0.68	$(0.20)	$(0.09)	$(0.29)	$9.99
2009[2]	10.28	0.41	(0.56)	(0.15)	(0.45)	(0.08)	(0.53)	9.60
2008[2]	10.61	0.48	(0.33)	0.15	(0.45)	(0.03)	(0.48)	10.28
2007[2]	10.73	0.46	(0.02)	0.44	(0.48)	(0.08)	(0.56)	10.61
2006[3]	11.30	0.35	(0.26)	0.09	(0.34)	(0.32)	(0.66)	10.73
2005[4]	11.52	0.49	(0.11)	0.38	(0.51)	(0.09)	(0.60)	11.30
Class C
2009[1]	$9.57	$0.19	$0.48	$0.67	$(0.18)	$(0.09)	$(0.27)	$9.97
2009[2]	10.26	0.41	(0.61)	(0.20)	(0.41)	(0.08)	(0.49)	9.57
2008[2]	10.59	0.42	(0.31)	0.11	(0.41)	(0.03)	(0.44)	10.26
2007[2]	10.71	0.42	(0.02)	0.40	(0.44)	(0.08)	(0.52)	10.59
2006[3]	11.28	0.32	(0.27)	0.05	(0.30)	(0.32)	(0.62)	10.71
2005[4]	11.50	0.43	(0.10)	0.33	(0.46)	(0.09)	(0.55)	11.28
Class Y
2009[1]	$9.62	$0.23	$0.47	$0.70	$(0.21)	$(0.09)	$(0.30)	$10.02
2009[2]	10.29	0.44	(0.58)	(0.14)	(0.45)	(0.08)	(0.53)	9.62
2008[2]	10.63	0.49	(0.32)	0.17	(0.48)	(0.03)	(0.51)	10.29
2007[2]	10.75	0.50	(0.03)	0.47	(0.51)	(0.08)	(0.59)	10.63
2006[3]	11.32	0.37	(0.26)	0.11	(0.36)	(0.32)	(0.68)	10.75
2005[4]	11.53	0.51	(0.09)	0.42	(0.54)	(0.09)	(0.63)	11.32

Intermediate Tax Free Fund
Class A
2009[1]	$10.46	$0.22	$0.33	$0.55	$(0.20)	$—	$(0.20)	$10.81
2009[2]	10.51	0.45	(0.03)	0.42	(0.46)	(0.01)	(0.47)	10.46
2008[2]	10.63	0.44	(0.09)	0.35	(0.43)	(0.04)	(0.47)	10.51
2007[2]	10.63	0.44	0.01	0.45	(0.44)	(0.01)	(0.45)	10.63
2006[3]	10.92	0.32	(0.26)	0.06	(0.32)	(0.03)	(0.35)	10.63
2005[4]	11.18	0.44	(0.19)	0.25	(0.45)	(0.06)	(0.51)	10.92
Class C
2009[5]	$10.76	$0.06	$0.09	$0.15	$(0.06)	$—	$(0.06)	$10.85
Class Y
2009[1]	$10.43	$0.22	$0.34	$0.56	$(0.21)	$—	$(0.21)	$10.78
2009[2]	10.49	0.45	(0.04)	0.41	(0.46)	(0.01)	(0.47)	10.43
2008[2]	10.61	0.44	(0.08)	0.36	(0.44)	(0.04)	(0.48)	10.49
2007[2]	10.61	0.45	0.01	0.46	(0.45)	(0.01)	(0.46)	10.61
2006[3]	10.90	0.33	(0.26)	0.07	(0.33)	(0.03)	(0.36)	10.61
2005[4]	11.16	0.46	(0.19)	0.27	(0.47)	(0.06)	(0.53)	10.90

[1]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the year indicated.

[5]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to December 31, 2009 have been annualized, except total return and portfolio turnover.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

70   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income to	Net Assets	Net Assets	Portfolio
Total	End of	Average	Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

7.08%	$11,364	0.75%	4.28%	1.29%	3.74%	13%
(1.20)	11,088	0.75	4.58	1.45	3.88	41
1.52	5,815	0.75	4.40	1.80	3.35	49
4.13	8,788	0.75	4.27	1.75	3.27	47
0.77	8,507	0.75	4.30	1.52	3.53	35
3.36	8,362	0.75	4.23	1.18	3.80	30

6.99%	$3,021	1.15%	3.88%	1.69%	3.34%	13%
(1.70)	2,891	1.15	4.19	1.85	3.49	41
1.12	2,859	1.15	3.98	2.20	2.93	49
3.72	2,888	1.15	3.87	2.24	2.78	47
0.47	3,007	1.15	3.90	2.27	2.78	35
2.95	3,423	1.15	3.83	1.93	3.05	30

7.30%	$50,586	0.50%	4.53%	1.04%	3.99%	13%
(0.85)	51,521	0.50	4.81	1.20	4.11	41
1.67	15,889	0.50	4.63	1.55	3.58	49
4.39	13,477	0.50	4.51	1.50	3.51	47
0.96	10,181	0.50	4.58	1.27	3.81	35
3.70	8,363	0.50	4.48	0.93	4.05	30

5.31%	$44,518	0.75%	4.03%	1.02%	3.76%	6%
4.09	35,017	0.75	4.29	1.02	4.02	13
3.33	27,554	0.77	4.10	1.02	3.85	19
4.27	29,687	0.85	4.08	1.02	3.91	27
0.56	32,521	0.85	3.95	1.05	3.75	15
2.31	34,658	0.85	3.98	1.05	3.78	15

1.38%	$428	1.35%	3.85%	1.42%	3.78%	6%

5.35%	$693,094	0.70%	4.07%	0.77%	4.00%	6%
4.05	642,395	0.70	4.34	0.77	4.27	13
3.41	630,820	0.70	4.17	0.77	4.10	19
4.43	554,618	0.70	4.23	0.77	4.16	27
0.67	596,306	0.70	4.10	0.80	4.00	15
2.47	641,141	0.70	4.13	0.80	4.03	15

First American Funds 2009 Semiannual Report   71

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Minnesota Intermediate Tax Free Fund
Class A
2009[1]	$9.67	$0.18	$0.33	$0.51	$(0.17)	$(0.01)	$(0.18)	$10.00
2009[2]	9.75	0.38	(0.05)	0.33	(0.38)	(0.03)	(0.41)	9.67
2008[2]	9.83	0.39	(0.05)	0.34	(0.39)	(0.03)	(0.42)	9.75
2007[2]	9.88	0.39	(0.01)	0.38	(0.38)	(0.05)	(0.43)	9.83
2006[3]	10.16	0.29	(0.22)	0.07	(0.29)	(0.06)	(0.35)	9.88
2005[4]	10.34	0.39	(0.15)	0.24	(0.39)	(0.03)	(0.42)	10.16
Class C
2009[5]	$9.94	$0.05	$0.09	$0.14	$(0.05)	$(0.01)	$(0.06)	$10.02
Class Y
2009[1]	$9.62	$0.18	$0.32	$0.50	$(0.17)	$(0.01)	$(0.18)	$9.94
2009[2]	9.69	0.39	(0.04)	0.35	(0.39)	(0.03)	(0.42)	9.62
2008[2]	9.78	0.39	(0.05)	0.34	(0.40)	(0.03)	(0.43)	9.69
2007[2]	9.83	0.40	—	0.40	(0.40)	(0.05)	(0.45)	9.78
2006[3]	10.11	0.30	(0.22)	0.08	(0.30)	(0.06)	(0.36)	9.83
2005[4]	10.29	0.40	(0.15)	0.25	(0.40)	(0.03)	(0.43)	10.11

Minnesota Tax Free Fund
Class A
2009[1]	$9.98	$0.17	$0.72	$0.89	$(0.17)	$—	$(0.17)	$10.70
2009[2]	10.48	0.43	(0.44)	(0.01)	(0.43)	(0.06)	(0.49)	9.98
2008[2]	10.93	0.44	(0.38)	0.06	(0.45)	(0.06)	(0.51)	10.48
2007[2]	10.97	0.46	(0.02)	0.44	(0.45)	(0.03)	(0.48)	10.93
2006[3]	11.21	0.35	(0.21)	0.14	(0.35)	(0.03)	(0.38)	10.97
2005[4]	11.23	0.45	0.03	0.48	(0.45)	(0.05)	(0.50)	11.21
Class C
2009[1]	$9.94	$0.19	$0.71	$0.90	$(0.19)	$—	$(0.19)	$10.65
2009[2]	10.44	0.38	(0.44)	(0.06)	(0.38)	(0.06)	(0.44)	9.94
2008[2]	10.89	0.40	(0.39)	0.01	(0.40)	(0.06)	(0.46)	10.44
2007[2]	10.93	0.42	(0.02)	0.40	(0.41)	(0.03)	(0.44)	10.89
2006[3]	11.17	0.31	(0.20)	0.11	(0.32)	(0.03)	(0.35)	10.93
2005[4]	11.19	0.41	0.03	0.44	(0.41)	(0.05)	(0.46)	11.17
Class Y
2009[1]	$9.97	$0.22	$0.71	$0.93	$(0.22)	$—	$(0.22)	$10.68
2009[2]	10.47	0.44	(0.44)	—	(0.44)	(0.06)	(0.50)	9.97
2008[2]	10.92	0.46	(0.38)	0.08	(0.47)	(0.06)	(0.53)	10.47
2007[2]	10.96	0.48	(0.01)	0.47	(0.48)	(0.03)	(0.51)	10.92
2006[3]	11.20	0.36	(0.20)	0.16	(0.37)	(0.03)	(0.40)	10.96
2005[4]	11.22	0.48	0.03	0.51	(0.48)	(0.05)	(0.53)	11.20

Missouri Tax Free Fund
Class A
2009[1]	$11.11	$0.25	$0.55	$0.80	$(0.23)	$(0.09)	$(0.32)	$11.59
2009[2]	11.40	0.47	(0.26)	0.21	(0.47)	(0.03)	(0.50)	11.11
2008[2]	11.72	0.46	(0.29)	0.17	(0.46)	(0.03)	(0.49)	11.40
2007[2]	11.76	0.45	0.05	0.50	(0.45)	(0.09)	(0.54)	11.72
2006[3]	12.14	0.34	(0.29)	0.05	(0.34)	(0.09)	(0.43)	11.76
2005[4]	12.32	0.45	(0.12)	0.33	(0.45)	(0.06)	(0.51)	12.14
Class C
2009[1]	$11.08	$0.22	$0.56	$0.78	$(0.21)	$(0.09)	$(0.30)	$11.56
2009[2]	11.36	0.43	(0.25)	0.18	(0.43)	(0.03)	(0.46)	11.08
2008[2]	11.69	0.41	(0.30)	0.11	(0.41)	(0.03)	(0.44)	11.36
2007[2]	11.73	0.41	0.04	0.45	(0.40)	(0.09)	(0.49)	11.69
2006[3]	12.12	0.30	(0.30)	—	(0.30)	(0.09)	(0.39)	11.73
2005[4]	12.29	0.40	(0.11)	0.29	(0.40)	(0.06)	(0.46)	12.12
Class Y
2009[1]	$11.12	$0.26	$0.55	$0.81	$(0.24)	$(0.09)	$(0.33)	$11.60
2009[2]	11.40	0.49	(0.24)	0.25	(0.50)	(0.03)	(0.53)	11.12
2008[2]	11.73	0.48	(0.30)	0.18	(0.48)	(0.03)	(0.51)	11.40
2007[2]	11.76	0.48	0.06	0.54	(0.48)	(0.09)	(0.57)	11.73
2006[3]	12.15	0.36	(0.30)	0.06	(0.36)	(0.09)	(0.45)	11.76
2005[4]	12.32	0.48	(0.11)	0.37	(0.48)	(0.06)	(0.54)	12.15

[1]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to December 31, 2009 have been annualized, except total return and portfolio turnover.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

72   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

5.27%	$28,695	0.75%	3.67%	1.07%	3.35%	5%
3.53	23,019	0.75	4.00	1.07	3.68	18
3.53	22,059	0.77	3.95	1.07	3.65	15
3.87	21,153	0.85	3.86	1.07	3.64	18
0.74	26,526	0.85	3.85	1.08	3.62	11
2.33	32,326	0.85	3.78	1.06	3.57	15

1.35%	$928	1.35%	3.43%	1.47%	3.31%	5%

5.22%	$185,645	0.70%	3.71%	0.82%	3.59%	5%
3.71	172,440	0.70	4.04	0.82	3.92	18
3.51	175,681	0.70	4.02	0.82	3.90	15
4.05	168,920	0.70	4.01	0.82	3.89	18
0.85	175,485	0.70	4.00	0.83	3.87	11
2.50	197,251	0.70	3.93	0.81	3.82	15

9.40%	$92,799	0.85%	4.00%	1.11%	3.74%	17%
0.07	87,218	0.85	4.32	1.11	4.06	28
0.54	102,089	0.87	4.14	1.10	3.91	37
4.05	106,732	0.95	4.10	1.10	3.95	20
1.28	101,142	0.95	4.15	1.10	4.00	11
4.42	106,783	0.95	4.04	1.06	3.93	16

9.06%	$24,389	1.35%	3.50%	1.51%	3.34%	17%
(0.42)	20,489	1.35	3.82	1.51	3.66	28
0.06	20,061	1.35	3.63	1.50	3.48	37
3.65	14,221	1.35	3.69	1.58	3.46	20
0.98	10,359	1.35	3.75	1.85	3.25	11
4.02	9,841	1.35	3.64	1.81	3.18	16

9.39%	$50,596	0.70%	4.15%	0.86%	3.99%	17%
0.23	42,093	0.70	4.47	0.86	4.31	28
0.71	44,993	0.70	4.32	0.85	4.17	37
4.31	56,181	0.70	4.35	0.85	4.20	20
1.47	48,760	0.70	4.40	0.85	4.25	11
4.69	46,471	0.70	4.29	0.81	4.18	16

7.27%	$22,301	0.85%	4.24%	1.12%	3.97%	7%
2.01	22,766	0.95	4.25	1.12	4.08	17
1.44	23,135	0.95	3.92	1.10	3.77	20
4.23	24,945	0.95	3.78	1.10	3.63	33
0.38	26,972	0.95	3.74	1.09	3.60	20
2.74	30,188	0.95	3.65	1.06	3.54	19

7.02%	$1,033	1.35%	3.74%	1.52%	3.57%	7%
1.70	757	1.35	3.85	1.52	3.68	17
0.95	406	1.35	3.53	1.50	3.38	20
3.84	518	1.35	3.35	1.57	3.13	33
0.00	214	1.35	3.34	1.84	2.85	20
2.42	190	1.35	3.25	1.81	2.79	19

7.34%	$120,086	0.70%	4.39%	0.87%	4.22%	7%
2.36	119,522	0.70	4.49	0.87	4.32	17
1.60	137,746	0.70	4.17	0.85	4.02	20
4.58	130,644	0.70	4.03	0.85	3.88	33
0.49	138,394	0.70	3.99	0.84	3.85	20
3.08	151,710	0.70	3.90	0.81	3.79	19

First American Funds 2009 Semiannual Report   73

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Nebraska Tax Free Fund
Class A
2009[1]	$9.84	$0.21	$0.42	$0.63	$(0.20)	$—	$(0.20)	$10.27
2009[2]	10.06	0.43	(0.21)	0.22	(0.44)	—	(0.44)	9.84
2008[2]	10.30	0.42	(0.20)	0.22	(0.41)	(0.05)	(0.46)	10.06
2007[2]	10.33	0.42	0.02	0.44	(0.42)	(0.05)	(0.47)	10.30
2006[3]	10.58	0.31	(0.24)	0.07	(0.30)	(0.02)	(0.32)	10.33
2005[4]	10.66	0.39	(0.05)	0.34	(0.42)	—	(0.42)	10.58
Class C
2009[1]	$9.76	$0.19	$0.41	$0.60	$(0.18)	$—	$(0.18)	$10.18
2009[2]	9.99	0.39	(0.22)	0.17	(0.40)	—	(0.40)	9.76
2008[2]	10.23	0.38	(0.20)	0.18	(0.37)	(0.05)	(0.42)	9.99
2007[2]	10.26	0.37	0.02	0.39	(0.37)	(0.05)	(0.42)	10.23
2006[3]	10.50	0.27	(0.22)	0.05	(0.27)	(0.02)	(0.29)	10.26
2005[4]	10.58	0.35	(0.06)	0.29	(0.37)	—	(0.37)	10.50
Class Y
2009[1]	$9.83	$0.22	$0.42	$0.64	$(0.21)	$—	$(0.21)	$10.26
2009[2]	10.06	0.45	(0.22)	0.23	(0.46)	—	(0.46)	9.83
2008[2]	10.30	0.44	(0.19)	0.25	(0.44)	(0.05)	(0.49)	10.06
2007[2]	10.33	0.44	0.02	0.46	(0.44)	(0.05)	(0.49)	10.30
2006[3]	10.58	0.32	(0.23)	0.09	(0.32)	(0.02)	(0.34)	10.33
2005[4]	10.66	0.43	(0.07)	0.36	(0.44)	—	(0.44)	10.58

Ohio Tax Free Fund
Class A
2009[1]	$9.90	$0.19	$0.40	$0.59	$(0.18)	$—	$(0.18)	$10.31
2009[2]	10.02	0.40	(0.12)	0.28	(0.40)	—	(0.40)	9.90
2008[2]	10.20	0.39	(0.15)	0.24	(0.39)	(0.03)	(0.42)	10.02
2007[2]	10.17	0.38	0.05	0.43	(0.38)	(0.02)	(0.40)	10.20
2006[3]	10.42	0.29	(0.25)	0.04	(0.28)	(0.01)	(0.29)	10.17
2005[4]	10.52	0.36	(0.06)	0.30	(0.36)	(0.04)	(0.40)	10.42
Class C
2009[1]	$9.76	$0.17	$0.39	$0.56	$(0.16)	$—	$(0.16)	$10.16
2009[2]	9.89	0.37	(0.13)	0.24	(0.37)	—	(0.37)	9.76
2008[2]	10.07	0.35	(0.15)	0.20	(0.35)	(0.03)	(0.38)	9.89
2007[2]	10.05	0.33	0.05	0.38	(0.34)	(0.02)	(0.36)	10.07
2006[3]	10.32	0.25	(0.26)	(0.01)	(0.25)	(0.01)	(0.26)	10.05
2005[4]	10.41	0.32	(0.05)	0.27	(0.32)	(0.04)	(0.36)	10.32
Class Y
2009[1]	$9.90	$0.21	$0.40	$0.61	$(0.20)	$—	$(0.20)	$10.31
2009[2]	10.01	0.42	(0.10)	0.32	(0.43)	—	(0.43)	9.90
2008[2]	10.19	0.41	(0.15)	0.26	(0.41)	(0.03)	(0.44)	10.01
2007[2]	10.17	0.41	0.04	0.45	(0.41)	(0.02)	(0.43)	10.19
2006[3]	10.43	0.30	(0.25)	0.05	(0.30)	(0.01)	(0.31)	10.17
2005[4]	10.53	0.38	(0.05)	0.33	(0.39)	(0.04)	(0.43)	10.43

Oregon Intermediate Tax Free Fund
Class A
2009[1]	$9.77	$0.18	$0.25	$0.43	$(0.17)	$—	$(0.17)	$10.03
2009[2]	9.68	0.36	0.09	0.45	(0.36)	—	(0.36)	9.77
2008[2]	9.72	0.35	(0.02)	0.33	(0.36)	(0.01)	(0.37)	9.68
2007[2]	9.78	0.37	(0.02)	0.35	(0.37)	(0.04)	(0.41)	9.72
2006[3]	10.07	0.27	(0.25)	0.02	(0.27)	(0.04)	(0.31)	9.78
2005[4]	10.30	0.36	(0.19)	0.17	(0.36)	(0.04)	(0.40)	10.07
Class Y
2009[1]	$9.77	$0.18	$0.26	$0.44	$(0.18)	$—	$(0.18)	$10.03
2009[2]	9.68	0.37	0.10	0.47	(0.38)	—	(0.38)	9.77
2008[2]	9.72	0.37	(0.03)	0.34	(0.37)	(0.01)	(0.38)	9.68
2007[2]	9.78	0.38	(0.02)	0.36	(0.38)	(0.04)	(0.42)	9.72
2006[3]	10.07	0.28	(0.25)	0.03	(0.28)	(0.04)	(0.32)	9.78
2005[4]	10.30	0.38	(0.19)	0.19	(0.38)	(0.04)	(0.42)	10.07

[1]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

74   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

6.40%	$6,324	0.75%	4.02%	1.47%	3.30%	1%
2.33	5,847	0.75	4.41	1.50	3.66	34
2.19	5,689	0.75	4.06	1.47	3.34	22
4.24	7,091	0.75	3.97	1.44	3.28	39
0.65	6,910	0.75	3.89	1.30	3.34	35
3.20	7,136	0.75	3.78	1.12	3.41	21

6.14%	$3,498	1.15%	3.62%	1.87%	2.90%	1%
1.84	2,585	1.15	4.02	1.90	3.27	34
1.81	1,798	1.15	3.65	1.87	2.93	22
3.86	1,559	1.15	3.56	1.92	2.79	39
0.46	1,487	1.15	3.49	2.05	2.59	35
2.81	1,565	1.15	3.38	1.87	2.66	21

6.54%	$32,815	0.50%	4.26%	1.22%	3.54%	1%
2.48	30,689	0.50	4.67	1.25	3.92	34
2.45	29,533	0.50	4.31	1.22	3.59	22
4.51	32,502	0.50	4.22	1.19	3.53	39
0.85	31,347	0.50	4.14	1.05	3.59	35
3.45	32,418	0.50	4.03	0.87	3.66	21

6.03%	$1,438	0.75%	3.75%	1.37%	3.13%	—%
2.99	1,048	0.75	4.09	1.39	3.45	12
2.38	635	0.75	3.81	1.39	3.17	12
4.28	808	0.75	3.70	1.41	3.04	33
0.40	841	0.75	3.60	1.28	3.07	11
2.86	988	0.75	3.41	1.11	3.05	13

5.81%	$505	1.15%	3.34%	1.77%	2.72%	—%
2.52	399	1.15	3.68	1.79	3.04	12
2.00	255	1.15	3.39	1.78	2.76	12
3.81	187	1.15	3.29	1.90	2.54	33
(0.08)	209	1.15	3.22	2.03	2.34	11
2.58	174	1.15	3.01	1.86	2.30	13

6.16%	$55,710	0.50%	3.99%	1.12%	3.37%	—%
3.36	44,783	0.50	4.35	1.14	3.71	12
2.63	48,510	0.50	4.06	1.14	3.42	12
4.44	42,223	0.50	3.94	1.16	3.28	33
0.49	40,606	0.50	3.85	1.03	3.32	11
3.12	41,104	0.50	3.66	0.86	3.30	13

4.44%	$21,662	0.85%	3.46%	1.11%	3.20%	5%
4.77	10,963	0.85	3.70	1.12	3.43	19
3.39	5,967	0.85	3.64	1.12	3.37	15
3.54	7,895	0.85	3.71	1.12	3.44	43
0.16	9,456	0.85	3.62	1.11	3.36	13
1.67	9,356	0.85	3.56	1.06	3.35	20

4.52%	$130,266	0.70%	3.60%	0.86%	3.44%	5%
4.92	119,959	0.70	3.84	0.87	3.67	19
3.54	120,800	0.70	3.78	0.87	3.61	15
3.70	109,357	0.70	3.86	0.87	3.69	43
0.28	111,344	0.70	3.77	0.86	3.61	13
1.82	133,613	0.70	3.71	0.81	3.60	20

First American Funds 2009 Semiannual Report   75

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total From	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Short Tax Free Fund
Class A
2009[1]	$9.74	$0.11	$0.18	$0.29	$(0.11)	$—	$(0.11)	$9.92
2009[2]	9.79	0.28	(0.07)	0.21	(0.26)	—	(0.26)	9.74
2008[2]	9.70	0.30	0.10	0.40	(0.31)	—	(0.31)	9.79
2007[2]	9.68	0.28	0.03	0.31	(0.29)	—	(0.29)	9.70
2006[3]	9.78	0.19	(0.09)	0.10	(0.20)	—	(0.20)	9.68
2005[4]	9.96	0.24	(0.17)	0.07	(0.25)	—	(0.25)	9.78
Class Y
2009[1]	$9.74	$0.11	$0.18	$0.29	$(0.11)	$—	$(0.11)	$9.92
2009[2]	9.79	0.27	(0.05)	0.22	(0.27)	—	(0.27)	9.74
2008[2]	9.70	0.31	0.10	0.41	(0.32)	—	(0.32)	9.79
2007[2]	9.68	0.31	0.01	0.32	(0.30)	—	(0.30)	9.70
2006[3]	9.78	0.21	(0.10)	0.11	(0.21)	—	(0.21)	9.68
2005[4]	9.96	0.26	(0.18)	0.08	(0.26)	—	(0.26)	9.78

Tax Free Fund
Class A
2009[1]	$9.65	$0.25	$0.73	$0.98	$(0.24)	$—	$(0.24)	$10.39
2009[2]	10.26	0.48	(0.59)	(0.11)	(0.48)	(0.02)	(0.50)	9.65
2008[2]	10.77	0.45	(0.46)	(0.01)	(0.44)	(0.06)	(0.50)	10.26
2007[2]	10.86	0.45	—	0.45	(0.45)	(0.09)	(0.54)	10.77
2006[3]	11.10	0.35	(0.20)	0.15	(0.35)	(0.04)	(0.39)	10.86
2005[4]	11.18	0.47	0.03	0.50	(0.47)	(0.11)	(0.58)	11.10
Class C
2009[1]	$9.61	$0.23	$0.71	$0.94	$(0.21)	$—	$(0.21)	$10.34
2009[2]	10.21	0.42	(0.57)	(0.15)	(0.43)	(0.02)	(0.45)	9.61
2008[2]	10.72	0.39	(0.45)	(0.06)	(0.39)	(0.06)	(0.45)	10.21
2007[2]	10.81	0.40	0.01	0.41	(0.41)	(0.09)	(0.50)	10.72
2006[3]	11.05	0.32	(0.20)	0.12	(0.32)	(0.04)	(0.36)	10.81
2005[4]	11.13	0.42	0.03	0.45	(0.42)	(0.11)	(0.53)	11.05
Class Y
2009[1]	$9.66	$0.26	$0.72	$0.98	$(0.24)	$—	$(0.24)	$10.40
2009[2]	10.27	0.49	(0.59)	(0.10)	(0.49)	(0.02)	(0.51)	9.66
2008[2]	10.78	0.46	(0.46)	—	(0.45)	(0.06)	(0.51)	10.27
2007[2]	10.87	0.48	—	0.48	(0.48)	(0.09)	(0.57)	10.78
2006[3]	11.11	0.37	(0.20)	0.17	(0.37)	(0.04)	(0.41)	10.87
2005[4]	11.19	0.50	0.02	0.52	(0.49)	(0.11)	(0.60)	11.11

[1]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized , except total return and portfolio turnover.

[2]	For the period July 1 to June 30 in the fiscal year indicated.

[3]	For the period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[4]	For the period October 1 to September 30 in the fiscal year indicated.

[5]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

76   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income to
		Ratio of	Investment	to Average	Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[5]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

2.94%	$6,700	0.74%	1.93%	1.07%	1.60%	29%
2.17	3,376	0.75	2.71	1.11	2.35	70
4.17	2,308	0.75	3.05	1.11	2.69	58
3.22	2,410	0.75	2.94	1.08	2.61	57
1.02	3,321	0.75	2.65	1.08	2.32	22
0.67	4,103	0.75	2.46	1.06	2.15	37

3.01%	$283,185	0.59%	2.09%	0.82%	1.86%	29%
2.32	178,950	0.60	2.84	0.86	2.58	70
4.33	143,985	0.60	3.20	0.86	2.94	58
3.37	161,468	0.60	3.09	0.83	2.86	57
1.13	235,900	0.60	2.80	0.83	2.57	22
0.83	329,647	0.60	2.62	0.81	2.41	37

10.19%	$40,746	0.75%	4.98%	1.04%	4.69%	11%
(0.80)	35,276	0.75	5.07	1.04	4.78	34
(0.05)	35,557	0.78	4.28	1.02	4.04	52
4.16	37,760	0.95	4.08	1.03	4.00	31
1.37	36,519	0.95	4.28	1.06	4.17	13
4.51	38,205	0.95	4.20	1.06	4.09	8

9.80%	$4,086	1.35%	4.38%	1.44%	4.29%	11%
(1.30)	3,442	1.35	4.48	1.44	4.39	34
(0.61)	3,104	1.35	3.72	1.43	3.64	52
3.76	2,495	1.35	3.67	1.51	3.51	31
1.06	2,210	1.35	3.87	1.81	3.41	13
4.13	2,712	1.35	3.80	1.81	3.34	8

10.20%	$414,312	0.70%	5.02%	0.79%	4.93%	11%
(0.75)	381,048	0.70	5.10	0.79	5.01	34
0.04	448,774	0.70	4.36	0.78	4.28	52
4.42	539,360	0.70	4.32	0.78	4.24	31
1.57	455,910	0.70	4.53	0.81	4.42	13
4.77	436,303	0.70	4.45	0.81	4.34	8

Notes toFinancial Statements	(unaudited as to December 31, 2009), all dollars and shares are rounded to thousands (000)

1 >	Organization

Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, Oregon Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2009, FAIF offered 41 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Intermediate Tax Free Fund, Short Tax Free Fund, and Tax Free Fund are each diversified open-end management investment companies. Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund are each non-diversified open-end management investment companies. Non-diversified funds may invest a large component of their net assets in securities of relatively few issuers.

The funds offer Class A, Class C, and Class Y shares. Class A shares of Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Tax Free Fund are sold with a maximum front-end sales charge of 4.25%. Class A shares of Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund are sold with a maximum front-end sales charge of 2.25%. Class C shares may be subject to a contingent deferred sales charge of 1.00% for 12 months. Class C shares are not offered by Oregon Intermediate Tax Free Fund and Short Tax Free Fund. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts.

The funds’ prospectuses provide descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees and expenses, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’s servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates fair value. Investments in open-end funds are valued at their respective net asset values on the valuation date.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and currencies traded on Nasdaq or listed on a domestic stock exchange are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), swaps, and over-the-counter options on securities and indices are valued at the quotations received from an independent pricing service, if available.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities

78   First American Funds 2009 Semiannual Report

will be valued at fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without fair value pricing. As of December 31, 2009, the funds held no internally fair valued securities.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of December 31, 2009, each fund’s investments were classified as follows:

				Total
	Level 1	Level 2	Level 3	Fair Value

Arizona Tax Free Fund
Revenue Bonds	$—	$17,962	$—	$17,962
General Obligations	—	3,208	—	3,208
Certificates of Participation	—	1,109	—	1,109
Short-Term Investment	360	—	—	360

Total Investments	$360	$22,279	$—	$22,639

California Tax Free Fund
Revenue Bonds	$—	$65,967	$—	$65,967
General Obligations	—	27,978	—	27,978
Certificates of Participation	—	4,528	—	4,528
Short-Term Investment	538	—	—	538

Total Investments	$538	$98,473	$—	$99,011

Colorado Tax Free Fund
Revenue Bonds	$—	$46,016	$—	$46,016
General Obligations	—	12,618	—	12,618
Certificates of Participation	—	5,749	—	5,749
Short-Term Investment	1,371	—	—	1,371

Total Investments	$1,371	$64,383	$—	$65,754

Intermediate Tax Free Fund
Revenue Bonds	$—	$479,636	$—	$479,636
General Obligations	—	215,973	—	215,973
Certificates of Participation	—	15,603	—	15,603
Short-Term Investments	9,301	10,530	—	19,831

Total Investments	$9,301	$721,742	$—	$731,043

Minnesota Intermediate Tax Free Fund
Revenue Bonds	$—	$148,349	$—	$148,349
General Obligations	—	54,681	—	54,681
Certificates of Participation	—	5,169	—	5,169
Short-Term Investments	2,176	2,510	—	4,686

Total Investments	$2,176	$210,709	$—	$212,885

Minnesota Tax Free Fund
Revenue Bonds	$—	$135,542	$—	$135,542
General Obligations	—	22,046	—	22,046
Certificate of Participation	—	2,098	—	2,098
Short-Term Investments	6,039	200	—	6,239

Total Investments	$6,039	$159,886	$—	$165,925

First American Funds 2009 Semiannual Report   79

Notes toFinancial Statements	(unaudited as to December 31, 2009), all dollars and shares are rounded to thousands (000)

				Total
	Level 1	Level 2	Level 3	Fair Value

Missouri Tax Free Fund
Revenue Bonds	$—	$119,836	$—	$119,836
General Obligations	—	10,459	—	10,459
Certificates of Participation	—	9,980	—	9,980
Short-Term Investment	1,680	—	—	1,680

Total Investments	$1,680	$140,275	$—	$141,955

Nebraska Tax Free Fund
Revenue Bonds	$—	$30,769	$—	$30,769
General Obligations	—	9,855	—	9,855
Short-Term Investment	1,597	—	—	1,597

Total Investments	$1,597	$40,624	$—	$42,221

Ohio Tax Free Fund
Revenue Bonds	$—	$33,849	$—	$33,849
General Obligations	—	17,574	—	17,574
Certificates of Participation	—	961	—	961
Short-Term Investment	4,660	—	—	4,660

Total Investments	$4,660	$52,384	$—	$57,044

Oregon Intermediate Tax Free Fund
Revenue Bonds	$—	$68,126	$—	$68,126
General Obligations	—	71,234	—	71,234
Certificates of Participation	—	7,111	—	7,111
Short-Term Investments	7,557	20	—	7,577

Total Investments	$7,557	$146,491	$—	$154,048

Short Tax Free Fund
Revenue Bonds	$—	$141,760	$—	$141,760
General Obligations	—	34,646	—	34,646
Certificates of Participation	—	5,201	—	5,201
Short-Term Investments	35,025	86,620	—	121,645

Total Investments	$35,025	$268,227	$—	$303,252

Tax Free Fund
Revenue Bonds	$—	$392,693	$—	$392,693
General Obligations	—	51,721	—	51,721
Certificate of Participation	—	2,599	—	2,599
Short-Term Investment	7,253	—	—	7,253

Total Investments	$7,253	$447,013	$—	$454,266

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Interest income, including amortization of bond premiums and accretion of bond discounts, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at the net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

As of December 31, 2009, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to book and tax differences for straddle loss deferrals, classification of dividends paid by the funds, and tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

80   First American Funds 2009 Semiannual Report

The character of distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The distributions paid during the six-month period ended December 31, 2009 (estimated) and the fiscal year ended June 30, 2009 (adjusted by dividends payable as of December 31, 2009 and June 30, 2009) were as follows:

	December 31, 2009

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$510	$—	$—	$510
California Tax Free Fund	2,145	—	266	2,411
Colorado Tax Free Fund	1,349	—	583	1,932
Intermediate Tax Free Fund	13,721	—	—	13,721
Minnesota Intermediate Tax Free Fund	3,612	—	104	3,716
Minnesota Tax Free Fund	3,225	—	10	3,235
Missouri Tax Free Fund	3,151	—	1,094	4,245
Nebraska Tax Free Fund	842	—	—	842
Ohio Tax Free Fund	967	—	—	967
Oregon Intermediate Tax Free Fund	2,578	—	—	2,578
Short Tax Free Fund	2,508	—	—	2,508
Tax Free Fund	10,587	—	—	10,587

	June 30, 2009

	Tax Exempt	Ordinary	Long Term
Fund	Income	Income	Gain	Total

Arizona Tax Free Fund	$1,159	$—	$—	$1,159
California Tax Free Fund	2,894	—	—	2,894
Colorado Tax Free Fund	1,960	67	139	2,166
Intermediate Tax Free Fund	29,152	307	201	29,660
Minnesota Intermediate Tax Free Fund	7,840	13	514	8,367
Minnesota Tax Free Fund	6,482	2	862	7,346
Missouri Tax Free Fund	6,705	62	273	7,040
Nebraska Tax Free Fund	1,745	—	—	1,745
Ohio Tax Free Fund	2,045	—	—	2,045
Oregon Intermediate Tax Free Fund	4,872	4	—	4,876
Short Tax Free Fund	4,466	—	—	4,466
Tax Free Fund	21,627	26	643	22,296

As of June 30, 2009, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax-basis were as follows:

				Accumulated
	Undistributed	Undistributed	Undistributed	Capital and	Unrealized	Total
	Ordinary	Tax Exempt	Long Term	Post-October	Appreciation	Accumulated
Fund	Income	Income	Capital Gains	Losses	(Depreciation)	Earnings (Deficit)

Arizona Tax Free Fund	$6	$77	$—	$(78)	$(1,180)	$(1,175)
California Tax Free Fund	15	301	71	—	(3,329)	(2,942)
Colorado Tax Free Fund	9	157	87	—	(1,013)	(760)
Intermediate Tax Free Fund	377	1,419	—	(457)	7,251	8,590
Minnesota Intermediate Tax Free Fund	20	444	88	—	78	630
Minnesota Tax Free Fund	34	289	10	(1,166)	(9,206)	(10,039)
Missouri Tax Free Fund	4	467	686	—	(6,400)	(5,243)
Nebraska Tax Free Fund	6	105	—	(375)	(826)	(1,090)
Ohio Tax Free Fund	—	138	—	(477)	(794)	(1,133)
Oregon Intermediate Tax Free Fund	16	390	—	(632)	2,005	1,779
Short Tax Free Fund	11	349	—	(3,423)	1,640	(1,423)
Tax Free Fund	198	1,479	—	(7,043)	(35,804)	(41,170)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses deferred due to straddles.

First American Funds 2009 Semiannual Report   81

Notes toFinancial Statements	(unaudited as to December 31, 2009), all dollars and shares are rounded to thousands (000)

As of June 30, 2009, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the funds’ fiscal year-ends as follows:

					Expiration Year

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total

Arizona Tax Free Fund	$—	$—	$—	$—	$—	$—	$33	$45	$78
Intermediate Tax Free Fund	—	—	—	—	—	—	—	256	256
Nebraska Tax Free Fund	—	—	—	—	—	—	25	333	358
Ohio Tax Free Fund	—	—	—	—	—	—	—	225	225
Oregon Intermediate Tax Free Fund	—	—	—	—	—	—	38	551	589
Short Tax Free Fund	—	—	—	153	550	1,144	—	312	2,159

Certain funds incurred a loss for tax purposes for the period from November 1, 2008 to June 30, 2009. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2010. The following funds had deferred losses:

Fund	Amount

Intermediate Tax Free Fund	$201
Minnesota Tax Free Fund	1,166
Nebraska Tax Free Fund	17
Ohio Tax Free Fund	252
Oregon Intermediate Tax Free Fund	43
Short Tax Free Fund	1,264
Tax Free Fund	7,043

DERIVATIVES – The funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The funds’ investment objectives allow the funds to enter into various types of derivative contracts, including, but not limited to, futures contracts. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS – The funds are subject to interest rate risk in the normal course of pursuing their investment objectives. In order to gain exposure to or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, a fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the funds’ Statements of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes. During the six-month period ended December 31, 2009, Oregon Intermediate Tax Free Fund held interest rate futures contracts. The gains or losses recognized on these interest rate futures contracts are disclosed in the fund’s Statement of Operations. For the six-month period ended December 31, 2009, the quarterly average gross notional amounts for long and short contracts for the fund was $0. As of December 31, 2009, the funds held no outstanding futures contracts.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of December 31, 2009, the following funds had outstanding commitments to purchase securities on a when-issued or forward-commitment basis:

Fund	Cost

Oregon Intermediate Tax Free Fund	$3,024
Short Tax Free Fund	14,625

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business

82   First American Funds 2009 Semiannual Report

within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. As of December 31, 2009, Intermediate Tax Free Fund and Short Tax Free Fund held investments in illiquid securities with a total fair value of $1,004 and $502, respectively, or 0.1% and 0.2%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Intermediate Tax Free Fund	Par	Acquired	Basis

Illinois Finance Authority, Clare at Water Tower Project, Series A	$1,000	11/05	$993
Illinois Finance Authority, Clare at Water Tower Project, Series A	1,000	11/05	992

		Dates	Cost
Short Tax Free Fund	Par	Acquired	Basis

Illinois Finance Authority, Clare at Water Tower Project, Series A	$1,000	11/05	$997

INVERSE FLOATERS – As part of their investment strategy, the funds may invest in certain securities for which the potential income return is inversely related to changes in a floating interest rate (“inverse floaters”). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Inverse floaters may be characterized as derivative securities and may subject a fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters may provide investment leverage. The market values of inverse floaters will generally be more volatile than those of fixed-rate, tax-exempt securities. Therefore, to the extent the funds invest in inverse floaters, the net asset value of the funds’ shares may be more volatile than if the funds did not invest in such securities. As of and for the six-month period ended December 31, 2009, the funds held no investments in inverse floaters.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the Securities and Exchange Commission, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO PERIOD END – Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2009, through February 22, 2010, the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee equal, on an annual basis, to 0.50% of the fund’s average daily net assets. FAF Advisors has agreed to waive fees and reimburse other fund expenses at least

First American Funds 2009 Semiannual Report   83

Notes toFinancial Statements	(unaudited as to December 31, 2009), all dollars and shares are rounded to thousands (000)

through June 30, 2010, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A		C	Y

Arizona Tax Free Fund	0.75%		1.15%	0.50%
California Tax Free Fund	0.65	*	1.15	0.50
Colorado Tax Free Fund	0.75		1.15	0.50
Intermediate Tax Free Fund[1]	0.75	*	1.35	0.70
Minnesota Intermediate Tax Free Fund[1]	0.75	*	1.35	0.70
Minnesota Tax Free Fund	0.85	*	1.35	0.70
Missouri Tax Free Fund	0.85	*	1.35	0.70
Nebraska Tax Free Fund	0.75		1.15	0.50
Ohio Tax Free Fund	0.75		1.15	0.50
Oregon Intermediate Tax Free Fund	0.85		NA	0.70
Short Tax Free Fund	0.75		NA	0.60
Tax Free Fund	0.75	*	1.35	0.70

NA = Not Applicable

[1]	The fund began offering Class C on October 28, 2009.

*	Prior to September 1, 2007, FAF Advisors had contractually agreed to waive fees and reimburse other fund expenses so that the total annual Class A operating expenses, after waivers by the advisor and the distributor, did not exceed 0.75%, 0.85%, 0.85%, 0.95%, and 0.95% of average daily net assets for California Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund, respectively. Prior to June 18, 2009, FAF Advisors had contractually agreed to waive fees and reimburse other fund expenses so that the total annual Class A operating expenses, after waivers by the advisor and the distributor, did not exceed 0.95% of average daily net assets for Missouri Tax Free Fund.

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statements of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank National Association (“U.S. Bank”). Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, and administrative services and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on an annual basis, to 0.25% of the aggregate average daily net assets of all open-end funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2009, custodian fees were not increased as a result of overdrafts and were not decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under Rule 12b-1 of the Investment Company Act, each of the funds pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% and 0.65% of each fund’s average daily net assets of Class A and Class C shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Oregon Intermediate Tax Free Fund, and Short Tax Free Fund. Effective September 1, 2007, FAF Advisors is waiving an additional

84   First American Funds 2009 Semiannual Report

amount of Class A 12b-1 fees equal to 0.10%, 0.10%, 0.10%, 0.10%, and 0.20% of average daily net assets of Class A shares for California Tax Free Fund, Intermediate Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, and Tax Free Fund, respectively. Effective June 18, 2009, FAF Advisors is waiving an additional amount of Class A 12b-1 fees equal to 0.10% of average daily net assets of Class A shares for Missouri Tax Free Fund.

For the six-month period ended December 31, 2009, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

Intermediate Tax Free Fund	$21
Minnesota Intermediate Tax Free Fund	13
Oregon Intermediate Tax Free Fund	9
Short Tax Free Fund	3

Under the distribution and shareholder servicing agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2009:

Fund	Amount

Arizona Tax Free Fund	$1
California Tax Free Fund	23
Colorado Tax Free Fund	8
Intermediate Tax Free Fund	15
Minnesota Intermediate Tax Free Fund	11
Minnesota Tax Free Fund	58
Missouri Tax Free Fund	25
Nebraska Tax Free Fund	7
Ohio Tax Free Fund	2
Oregon Intermediate Tax Free Fund	9
Short Tax Free Fund	2
Tax Free Fund	19

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees, custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2009, legal fees and expenses of $27 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) of 1.00% is imposed on redemptions made in the Class C shares for the first 12 months. The CDSC is imposed on the value of the purchased shares or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Arizona Tax Free Fund	$—
California Tax Free Fund	33
Colorado Tax Free Fund	8
Intermediate Tax Free Fund	41
Minnesota Intermediate Tax Free Fund	73
Minnesota Tax Free Fund	113
Missouri Tax Free Fund	38
Nebraska Tax Free Fund	29
Ohio Tax Free Fund	8
Oregon Intermediate Tax Free Fund	119
Short Tax Free Fund	5
Tax Free Fund	15

First American Funds 2009 Semiannual Report   85

Notes toFinancial Statements	(unaudited as to December 31, 2009), all dollars and shares are rounded to thousands (000)

4 >	Capital Share Transactions

FAIF has 372 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

	Arizona		California		Colorado
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09

Class A:
Shares issued	23	39	108	417	68	59
Shares issued from merger	—	—	—	459	—	614
Shares issued in lieu of cash distributions	4	8	23	39	25	34
Shares redeemed	(60)	(58)	(177)	(444)	(111)	(118)

Total Class A transactions	(33)	(11)	(46)	471	(18)	589

Class C:
Shares issued	1	17	52	189	17	63
Shares issued in lieu of cash distributions	2	3	6	8	6	12
Shares redeemed	(6)	(8)	(67)	(33)	(22)	(52)

Total Class C transactions	(3)	12	(9)	164	1	23

Class Y:
Shares issued	193	609	693	1,184	509	264
Shares issued from merger	—	—	—	5,217	—	4,418
Shares issued in lieu of cash distributions	3	11	5	6	12	10
Shares redeemed	(205)	(882)	(858)	(1,693)	(827)	(879)

Total Class Y transactions	(9)	(262)	(160)	4,714	(306)	3,813

Net increase (decrease) in capital shares	(45)	(261)	(215)	5,349	(323)	4,425

			Minnesota
	Intermediate		Intermediate		Minnesota
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09

Class A:
Shares issued	1,280	1,244	631	1,026	594	1,152
Shares issued in lieu of cash distributions	46	87	33	72	110	283
Shares redeemed	(556)	(604)	(175)	(982)	(769)	(2,438)

Total Class A transactions	770	727	489	116	(65)	(1,003)

Class C:
Shares issued	39	—	93	—	326	448
Shares issued in lieu of cash distributions	—	—	—	—	29	60
Shares redeemed	—	—	—	—	(127)	(368)

Total Class C transactions	39	—	93	—	228	140

Class Y:
Shares issued	8,992	16,958	2,377	4,173	846	1,806
Shares issued in lieu of cash distributions	102	258	9	29	4	10
Shares redeemed	(6,384)	(15,803)	(1,644)	(4,400)	(337)	(1,892)

Total Class Y transactions	2,710	1,413	742	(198)	513	(76)

Net increase (decrease) in capital shares	3,519	2,140	1,324	(82)	676	(939)

86   First American Funds 2009 Semiannual Report

	Missouri		Nebraska		Ohio
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09

Class A:
Shares issued	133	242	116	129	42	44
Shares issued in lieu of cash distributions	32	47	7	17	2	3
Shares redeemed	(290)	(270)	(101)	(117)	(11)	(4)

Total Class A transactions	(125)	19	22	29	33	43

Class C:
Shares issued	35	31	93	87	9	27
Shares issued in lieu of cash distributions	2	1	3	5	—	1
Shares redeemed	(16)	—	(17)	(7)	—	(13)

Total Class C transactions	21	32	79	85	9	15

Class Y:
Shares issued	1,447	2,680	300	732	1,124	624
Shares issued in lieu of cash distributions	15	18	5	9	10	30
Shares redeemed	(1,860)	(4,026)	(228)	(556)	(253)	(975)

Total Class Y transactions	(398)	(1,328)	77	185	881	(321)

Net increase (decrease) in capital shares	(502)	(1,277)	178	299	923	(263)

	Oregon
	Intermediate		Short
	Tax Free Fund		Tax Free Fund		Tax Free Fund

	Six-Month Period	Year	Six-Month Period	Year	Six-Month Period	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	12/31/09	6/30/09	12/31/09	6/30/09	12/31/09	6/30/09

Class A:
Shares issued	1,065	645	340	152	422	677
Shares issued in lieu of cash distributions	21	14	3	5	58	128
Shares redeemed	(49)	(154)	(14)	(46)	(214)	(617)

Total Class A transactions	1,037	505	329	111	266	188

Class C:
Shares issued	—	—	—	—	56	106
Shares issued in lieu of cash distributions	—	—	—	—	5	7
Shares redeemed	—	—	—	—	(24)	(59)

Total Class C transactions	—	—	—	—	37	54

Class Y:
Shares issued	2,800	2,596	15,094	10,407	4,126	10,641
Shares issued in lieu of cash distributions	5	9	19	22	39	81
Shares redeemed	(2,099)	(2,804)	(4,936)	(6,768)	(3,769)	(14,997)

Total Class Y transactions	706	(199)	10,177	3,661	396	(4,275)

Net increase (decrease) in capital shares	1,743	306	10,506	3,772	699	(4,033)

Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash.

5 >	Investment Security Transactions

During the six-month period ended December 31, 2009, purchases of securities and proceeds from sales of securities, other than government securities and temporary investments in short-term securities, were as follows:

Fund	Purchases	Sales

Arizona Tax Free Fund	$—	$327
California Tax Free Fund	7,403	9,268
Colorado Tax Free Fund	8,121	11,844
Intermediate Tax Free Fund	81,197	38,508
Minnesota Intermediate Tax Free Fund	21,140	10,165
Minnesota Tax Free Fund	28,254	26,699
Missouri Tax Free Fund	9,716	16,899
Nebraska Tax Free Fund	1,051	528
Ohio Tax Free Fund	5,760	—
Oregon Intermediate Tax Free Fund	23,561	6,282
Short Tax Free Fund	156,175	61,288
Tax Free Fund	54,472	49,063

6 >	Concentration of Credit Risk

Arizona Tax Free Fund, California Tax Free Fund, Colorado Tax Free Fund, Minnesota Intermediate Tax Free Fund, Minnesota Tax Free Fund, Missouri Tax Free

First American Funds 2009 Semiannual Report   87

Notes toFinancial Statements	(unaudited as to December 31, 2009), all dollars and shares are rounded to thousands (000)

Fund, Nebraska Tax Free Fund, Ohio Tax Free Fund, and Oregon Intermediate Tax Free Fund invest in debt instruments of municipal issuers in specific states. Although these funds monitor investment concentration, the issuers’ ability to meet their obligations may be affected by economic developments in the specific state or region. Additionally, each state has various guidelines relating to the tax treatment of the income distributed from each fund.

As of December 31, 2009, Minnesota Intermediate Tax Free Fund and Minnesota Tax Free Fund each had a significant portion of their assets invested in the healthcare sector. The healthcare sector may be more greatly impacted by investment performance, financing costs, demand for elective procedures, bad debt experience, and government reimbursement rates. However, within the healthcare sector, the funds hold bonds that are pre-refunded or escrowed to maturity issues. These bonds are typically backed by U.S. Government obligations, which secure the timely payment of principal and interest, and therefore, reduce the risk.

7 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8 >	Fund Mergers

As of the close of business on January 16, 2009, California Tax Free Fund and Colorado Tax Free Fund acquired the assets and assumed the liabilities of California Intermediate Tax Free Fund and Colorado Intermediate Tax Free Fund, respectively. Each acquiring fund was deemed to be the accounting survivor in each acquisition. The reorganizations were completed after shareholders approved the mergers on December 30, 2008.

The mergers were accomplished by tax free exchanges as detailed below:

California Tax Free Fund	Class A	Class C	Class Y	Total

Net assets of California Intermediate Tax Free Fund	$4,782	—	$54,350	$59,132

California Intermediate Tax Free Fund shares exchanged	481	—	5,458	5,939

California Tax Free Fund shares issued	459	—	5,217	5,676

Net assets of California Tax Free Fund immediately before the merger	$13,536	$2,718	$22,462	$38,716

Net assets of California Tax Free Fund immediately after the merger	$18,318	$2,718	$76,812	$97,848

Colorado Tax Free Fund	Class A	Class C	Class Y	Total

Net assets of Colorado Intermediate Tax Free Fund	$5,874	—	$42,389	$48,263

Colorado Intermediate Tax Free Fund shares exchanged	577	—	4,170	4,747

Colorado Tax Free Fund shares issued	614	—	4,418	5,032

Net assets of Colorado Tax Free Fund immediately before the merger	$4,995	$2,897	$15,034	$22,926

Net assets of Colorado Tax Free Fund immediately after the merger	$10,869	$2,897	$57,423	$71,189

The components of California Intermediate Tax Free Fund’s and Colorado Intermediate Tax Free Fund’s net assets prior to adjustments for any permanent book-to-tax differences at the merger date were as follows:

			Undistributed	Accumulated
		Portfolio	Net Investment	Net Realized	Net Unrealized
	Total Net Assets	Capital	Income	Gain (Loss)	Appreciation

California Intermediate Tax Free Fund	$59,132	$59,023	$33	$(10)	$86

Colorado Intermediate Tax Free Fund	48,263	47,655	18	4	586

9 >	Subsequent Event

Effective at the close of business on January 29, 2010, the Arizona Tax Free Fund merged with the Tax Free Fund. The Tax Free Fund is the accounting survivor.

10 >	New Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim

88   First American Funds 2009 Semiannual Report

and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

First American Funds 2009 Semiannual Report   89

Notice toShareholders	December 31, 2009 (unaudited)

RESULTS OF A SPECIAL MEETING

A special meeting of the shareholders of Arizona Tax Free Fund was held on January 22, 2010, for shareholders of record as of November 25, 2009, to vote on the following proposal, the results of which are provided below.

To approve an Agreement and Plan of Reorganization for the fund providing for the reorganization of the fund into Tax Free Fund, including the amendment to FAIF’s Amended and Restated Articles of Incorporation necessary to effect the reorganization:

For	Against	Abstain

1,611,844	9,560	25,855

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge, upon request, by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter end.

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation;
former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company;
former Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative
Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0058-10  2/2010  SAR-TAXFREEINCOME

First American Funds.

December 31, 2009

2009 Semiannual Report

Income Funds

Mutual fund investing involves risk; principal loss is possible.

 NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE

Explanation of Financial Statements

As a shareholder in First American Funds, you receive shareholder reports semiannually. We strive to present this financial information in an easy-to-understand format; however, for many investors, the information contained in this shareholder report may seem very technical. So, we would like to take this opportunity to explain several sections of the shareholder report.

The Schedule of Investments details all of the securities held in the fund and their related dollar values on the last day of the reporting period. Securities are usually presented by type (common stock, bonds, etc.) and by industry classification (banking, communications, etc.). This information is useful for analyzing how your fund’s assets are invested and seeing where your portfolio manager believes the best opportunities exist to meet your objectives. Holdings are subject to change without notice and do not constitute a recommendation of any individual security. The Notes to the Financial Statements provide additional details on how the securities are valued.

The Statement of Assets and Liabilities lists the assets and liabilities of the fund and present the fund’s net asset value (“NAV”) per share on the last day of the reporting period. The NAV is calculated by dividing the fund’s net assets (assets minus liabilities) by the number of shares outstanding. The investments, as presented in the Schedule of Investments, comprise substantially all of the fund’s assets. Other assets include cash and receivables for items such as income earned by the fund but not yet received. Liabilities include payables for items such as fund expenses incurred but not yet paid.

The Statement of Operations details the dividends and interest income earned from securities as well as the expenses incurred by the fund during the reporting period. Fund expenses may be reduced through fee waivers or reimbursements. This statement reflects total expenses before any waivers or reimbursements, the amount of waivers and reimbursements (if any), and the net expenses. This statement also shows the net realized and unrealized gains and losses from investments owned during the period. The Notes to Financial Statements provide additional details on investment income and expenses of the fund.

The Statement of Changes in Net Assets describes how the fund’s net assets were affected by its operating results, distributions to shareholders, and shareholder transactions during the reporting period. This statement is important to investors because it shows exactly what caused the fund’s net asset size to change during the period.

The Financial Highlights provide a per-share breakdown of the components that affected the fund’s NAV for the current and past reporting periods. It also shows total return, expense ratios, net investment income ratios, and portfolio turnover rates. The net investment income ratios summarize the income earned less expenses, divided by the average net assets. The expense ratios represent the percentage of average net assets that were used to cover operating expenses during the period. Expense ratios can vary across funds for a number of reasons, including differences in advisory fees and the average shareholder account size. The portfolio turnover rate represents the percentage of the fund’s holdings that have changed over the course of the period, and gives an idea of how long the fund holds onto a particular security. A 100% turnover rate implies that an amount equal to the value of the entire portfolio is turned over in a year through the purchase and sale of securities.

The Notes to Financial Statements disclose the organizational background of the fund, its significant accounting policies, federal tax information, fees and compensation paid to affiliates, and significant risks and contingencies.

We hope this guide to your shareholder report will help you get the most out of this important resource. You can visit First American Funds’ website for other useful information on each of our funds, including fund prices, performance, fund manager bios, dividends, and downloadable fact sheets. For more information, call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

First American Funds 2009 Semiannual Report   1

Holdings Summaries

Core Bond Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Corporate Bonds	49.6%
U.S. Government Agency Mortgage-Backed Securities	19.9
Asset-Backed Securities	19.8
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	3.8
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.9
U.S. Government & Agency Securities	1.5
Preferred Stock	0.0
Short-Term Investments	4.5
Other Assets and Liabilities, Net[2]	(2.0)

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	37.9%
AA	7.4
A	18.8
BBB	27.5
BB or Lower	8.4

100.0%

High Income Bond Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

High Yield Corporate Bonds	79.4%
Investment Grade Corporate Bonds	5.5
Convertible Securities	3.1
Preferred Stocks	2.9
Exchange-Traded Funds	2.1
Closed-End Funds	1.3
Common Stocks	0.9
Asset-Backed Securities	0.3
Short-Term Investments	3.1
Other Assets and Liabilities, Net[2]	1.4

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

A	7.0%
BBB	4.9
BB	29.6
B	40.2
CCC	18.3

100.0%

Inflation Protected Securities Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

U.S. Government & Agency Securities	87.1%
Corporate Bonds	5.7
Asset-Backed Securities	3.8
U.S. Government Agency Mortgage-Backed Security	1.0
Municipal Bond	0.5
Convertible Security	0.1
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	0.1
Exchange-Traded Fund	0.1
Preferred Stock	0.0
Short-Term Investments	1.1
Other Assets and Liabilities, Net[2]	0.5

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	92.0%
AA	0.7
A	2.5
BBB	1.4
BB	3.4

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See footnote 2 below and the fund’s Schedule of Investments for derivatives held as of December 31, 2009.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Reflects ratings provided by Moody’s Investors Service, Standard & Poor’s, and/or Fitch or, in the case of unrated securities and derivatives, a credit quality determination by the fund’s investment advisor. Credit quality percentages reflect both the fund’s direct investments in securities and the fund’s credit default swap agreements. Credit default swaps are weighted using the notional market value of the swap.

2   First American Funds 2009 Semiannual Report

Intermediate Government Bond Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

U.S. Government & Agency Securities	88.8%
Asset-Backed Securities	5.1
U.S. Government Agency Mortgage-Backed Securities	2.8
Corporate Bonds	1.1
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	1.1
Short-Term Investments	0.3
Other Assets and Liabilities, Net[2]	0.8

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	99.5%
AA	0.5

100.0%

Intermediate Term Bond Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Corporate Bonds	57.0%
Asset-Backed Securities	22.1
U.S. Government & Agency Securities	6.7
U.S. Government Agency Mortgage-Backed Securities	6.5
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	2.6
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	1.7
Municipal Bond	0.2
Preferred Stock	0.0
Short-Term Investments	3.4
Other Assets and Liabilities, Net[2]	(0.2)

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	37.0%
AA	10.2
A	21.6
BBB	29.3
BB or lower	1.9

100.0%

Short Term Bond Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Corporate Bonds	39.8%
Asset-Backed Securities	30.5
U.S. Government Agency Mortgage-Backed Securities	12.2
U.S. Government & Agency Securities	7.9
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	4.3
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	3.2
Short-Term Investments	2.0
Other Assets and Liabilities, Net[2]	0.1

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	55.9%
AA	8.8
A	11.6
BBB	18.5
BB or lower	5.2

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See footnote 2 below and the fund’s Schedule of Investments for derivatives held as of December 31, 2009.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Reflects ratings provided by Moody’s Investors Service, Standard & Poor’s, and/or Fitch or, in the case of unrated securities and derivatives, a credit quality determination by the fund’s investment advisor. Credit quality percentages reflect both the fund’s direct investments in securities and the fund’s credit default swap agreements. Credit default swaps are weighted using the notional market value of the swap.

First American Funds 2009 Semiannual Report   3

Holdings Summaries

Total Return Bond Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

Corporate Bonds	63.8%
Asset-Backed Securities	14.4
U.S. Government Agency Mortgage-Backed Securities	11.1
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	3.4
Preferred Stocks	0.4
U.S. Government & Agency Securities	0.3
Municipal Bond	0.2
Convertible Security	0.2
Short-Term Investments	7.3
Other Assets and Liabilities, Net[2]	(1.1)

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	25.4%
AA	4.5
A	20.8
BBB	32.0
BB or lower	17.3

100.0%

U.S. Government Mortgage Fund

 Sector Allocation as of December 31, 20091 (% of net assets)

U.S. Government Agency Mortgage-Backed Securities	84.3%
Asset-Backed Securities	8.9
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	4.3
U.S. Government & Agency Securities	2.0
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	1.8
Corporate Bond	0.6
Short-Term Investments	24.0
Other Assets and Liabilities, Net[2]	(25.9)

100.0%

 Bond Credit Quality as of December 31, 20093 (% of market value)

AAA	92.4%
AA	3.9
A	0.4
BBB	3.3

100.0%

[1]	Sector allocations are subject to change and are not recommendations to buy or sell any security. Allocations reflect the fund’s exposure to each sector through direct investments in cash market securities and do not reflect the impact on sector allocation of holding derivative instruments, such as credit default swap agreements. See footnote 2 below and the fund’s Schedule of Investments for derivatives held as of December 31, 2009.

[2]	Investments typically comprise substantially all of the fund’s net assets. Other assets and liabilities include receivables and payables on derivative instruments based on mark-to-market adjustments as well as receivables for items such as income earned but not yet received and payables for items such as fund expenses incurred but not yet paid.

[3]	Reflects ratings provided by Moody’s Investors Service, Standard & Poor’s, and/or Fitch or, in the case of unrated securities and derivatives, a credit quality determination by the fund’s investment advisor. Credit quality percentages reflect both the fund’s direct investments in securities and the fund’s credit default swap agreements. Credit default swaps are weighted using the notional market value of the swap.

4   First American Funds 2009 Semiannual Report

Expense Examples

As a shareholder of one or more of the funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including investment advisory fees, distribution and/or service (12b-1) fees, and other fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested in a fund at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009.

Actual Expenses
For each class of each fund, two lines are presented in the table below — the first line for each class provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested in the particular fund and class, to estimate the expenses that you paid over the period. Simply divide your account value in the fund and class by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class of each fund, the second line for each class provides information about hypothetical account values and hypothetical expenses based on the respective fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the tables for each class of each fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

 Core Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,120.10	$5.08

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.42	$4.84

Class B Actual[2]	$1,000.00	$1,116.00	$9.07

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class C Actual[2]	$1,000.00	$1,116.40	$9.07

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.64	$8.64

Class R Actual[2]	$1,000.00	$1,118.10	$6.41

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.16	$6.11

Class Y Actual[2]	$1,000.00	$1,121.60	$3.74

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.95%, 1.70%, 1.70%, 1.20%, and 0.70% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 12.01%, 11.60%, 11.64%, 11.81%, and 12.16% for Class A, Class B, Class C, Class R, and Class Y, respectively.

First American Funds 2009 Semiannual Report   5

Expense Examples

 High Income Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,219.90	$6.15

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class B Actual[2]	$1,000.00	$1,215.30	$10.33

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40

Class C Actual[2]	$1,000.00	$1,215.00	$10.33

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,015.88	$9.40

Class R Actual[2]	$1,000.00	$1,217.20	$7.54

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.87

Class Y Actual[2]	$1,000.00	$1,219.70	$4.76

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 1.10%, 1.85%, 1.85%, 1.35%, and 0.85% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 21.99%, 21.53%, 21.50%, 21.72%, and 21.97% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 Inflation Protected Securities Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[4]	$1,000.00	$1,055.60	$4.40

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class C Actual[4]	$1,000.00	$1,051.90	$8.28

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,017.14	$8.13

Class R Actual[4]	$1,000.00	$1,055.10	$5.70

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.66	$5.60

Class Y Actual[4]	$1,000.00	$1,057.30	$3.11

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85%, 1.60%, 1.10%, and 0.60% for Class A, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2009 of 5.56%, 5.19%, 5.51%, and 5.73% for Class A, Class C, Class R, and Class Y, respectively.

6   First American Funds 2009 Semiannual Report

 Intermediate Government Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,012.50	$3.80

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual,[2,3]	$1,000.00	$992.70	$2.80

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,005.96	$2.81

Class R Actual,[2,3]	$1,000.00	$993.50	$1.92

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,006.84	$1.94

Class Y Actual[2]	$1,000.00	$1,013.20	$3.04

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For Class C and Class R, the expenses are equal to that class’s annualized expense ratio for the period October 28, 2009 through December 31, 2009 of 1.60% and 1.10%, respectively.

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 1.25% and 1.32% for Class A and Class Y, respectively. The actual is based on returns of -0.73% and -0.65% for the period October 28, 2009 through December 31, 2009 for Class C and Class R, respectively.

[3]	Class C and Class R inception was October 28, 2009.

 Intermediate Term Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[4] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[5]	$1,000.00	$1,090.80	$4.48

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.92	$4.33

Class Y Actual[5]	$1,000.00	$1,092.00	$3.69

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.68	$3.57

[4]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.85% and 0.70% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[5]	Based on the actual returns for the six-month period ended December 31, 2009 of 9.08% and 9.20% for Class A and Class Y, respectively.

 Short Term Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[6] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[7]	$1,000.00	$1,048.40	$3.87

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

Class C Actual[7,8]	$1,000.00	$1,005.80	$2.81

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,005.96	$2.81

Class Y Actual[7]	$1,000.00	$1,049.10	$3.10

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,022.18	$3.06

[6]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.75% and 0.60% for Class A and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period). For Class C, the expenses are equal to the class’s annualized expense ratio for the period October 28, 2009 through December 31, 2009 of 1.60%.

[7]	Based on the actual returns for the six-month period ended December 31, 2009 of 4.84% and 4.91% for Class A and Class Y, respectively. For Class C, the actual is based on the return of 0.58% for the period October 28, 2009 through December 31, 2009.

[8]	Class C inception was October 28, 2009.

First American Funds 2009 Semiannual Report   7

Expense Examples

 Total Return Bond Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[1] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[2]	$1,000.00	$1,158.60	$5.22

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.37	$4.89

Class B Actual[2]	$1,000.00	$1,153.70	$9.50

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.89

Class C Actual[2]	$1,000.00	$1,155.20	$9.51

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.38	$8.89

Class R Actual[2]	$1,000.00	$1,154.90	$6.79

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.36

Class Y Actual[2]	$1,000.00	$1,159.90	$4.08

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.42	$3.82

[1]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.96%, 1.75%, 1.75%, 1.25%, and 0.75% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[2]	Based on the actual returns for the six-month period ended December 31, 2009 of 15.86%, 15.37%, 15.52%, 15.49%, and 15.99% for Class A, Class B, Class C, Class R, and Class Y, respectively.

 U.S. Government Mortgage Fund

			Expenses Paid During
	Beginning Account	Ending Account	Period[3] (7/01/09 to
	Value (7/01/09)	Value (12/31/09)	12/31/09)

Class A Actual[4]	$1,000.00	$1,049.10	$4.85

Class A Hypothetical (5% return before expenses)	$1,000.00	$1,020.47	$4.79

Class B Actual[4]	$1,000.00	$1,045.10	$8.71

Class B Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	$8.59

Class C Actual[4]	$1,000.00	$1,045.40	$8.71

Class C Hypothetical (5% return before expenses)	$1,000.00	$1,016.69	$8.59

Class R Actual[4]	$1,000.00	$1,047.90	$6.14

Class R Hypothetical (5% return before expenses)	$1,000.00	$1,019.21	$6.06

Class Y Actual[4]	$1,000.00	$1,050.40	$3.57

Class Y Hypothetical (5% return before expenses)	$1,000.00	$1,021.73	$3.52

[3]	Expenses are equal to the fund’s annualized expense ratio for the most recent six-month period of 0.94%, 1.69%, 1.69%, 1.19%, and 0.69% for Class A, Class B, Class C, Class R, and Class Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

[4]	Based on the actual returns for the six-month period ended December 31, 2009 of 4.91%, 4.51%, 4.54%, 4.79%, and 5.04% for Class A, Class B, Class C, Class R, and Class Y, respectively.

8   First American Funds 2009 Semiannual Report

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund
DESCRIPTION	PAR	FAIR VALUE

Corporate Bonds – 49.6%
Banking – 9.9%
Bank of America
5.750%, 12/01/2017 ▼	$8,035	$8,228
5.650%, 05/01/2018 ▼	9,975	10,131
8.000%, 12/29/2049 Δ	8,730	8,405
BB&T
6.850%, 04/30/2019 ▼	4,860	5,451
Citigroup
6.125%, 11/21/2017	5,430	5,473
8.500%, 05/22/2019	3,500	4,042
Citigroup Capital XXI
8.300%, 12/21/2077 Δ	8,545	8,225
Credit Suisse New York
5.300%, 08/13/2019 ¬	4,600	4,724
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	2,620	2,698
First National Bank of Chicago
8.080%, 01/05/2018	1,248	1,370
HSBC Holdings
6.800%, 06/01/2038 ▼ ¬	6,370	6,913
JPMorgan Chase
5.150%, 10/01/2015	8,115	8,404
Series 1
7.900%, 04/29/2049 Δ	9,800	10,108
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2066	2,510	2,300
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	2,110	1,936
Lloyds Banking Group
6.267%, 11/29/2049 Δ ¬ ª ■	4,120	2,472
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	1,935	2,229
Rabobank Nederland
11.000%, 06/30/2049 Δ ¬ ■	1,000	1,219
Sovereign Bank
8.750%, 05/30/2018	3,675	4,246
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	2,525	1,976
Wells Fargo
Series I
3.750%, 10/01/2014	5,800	5,783
Series K
7.980%, 03/29/2049 Δ	6,630	6,647
Wells Fargo Bank
5.950%, 08/26/2036	3,415	3,333
Wells Fargo Capital X
5.950%, 12/15/2086	2,760	2,401
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	9,600	9,312
Wells Fargo Capital XV
9.750%, 12/29/2049 ▼Δ	3,305	3,536

		131,562

Basic Industry – 4.2%
AK Steel
7.750%, 06/15/2012	2,000	2,020
Arcelormittal
6.125%, 06/01/2018 ¬	6,200	6,397
Celulosa Arauco y Constitucion
5.625%, 04/20/2015 ▼ ¬	3,000	3,136
Georgia-Pacific
7.125%, 01/15/2017 ■	1,500	1,519
Incitec Pivot Finance
6.000%, 12/10/2019 ■	3,830	3,790
International Paper
8.700%, 06/15/2038	2,300	2,799
Newmont Mining
5.125%, 10/01/2019	5,000	5,002
6.250%, 10/01/2039	6,000	6,007
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018 ¬	3,385	3,718
Southern Copper
7.500%, 07/27/2035	2,640	2,616
Teck Cominco Limited
6.125%, 10/01/2035 ¬	2,785	2,493
U.S. Steel
7.000%, 02/01/2018	3,650	3,575
Vale Overseas
5.625%, 09/15/2019 ¬	1,000	1,010
6.875%, 11/10/2039 ¬	3,895	3,921
Vedanta Resources
9.500%, 07/18/2018 ¬ ■	2,055	2,086
Yara International
7.875%, 06/11/2019 ¬ ■	5,000	5,709

		55,798

Brokerage – 5.5%
Bear Stearns
7.250%, 02/01/2018	3,750	4,304
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	2,415	1,872
Goldman Sachs Group
6.150%, 04/01/2018	13,020	13,938
7.500%, 02/15/2019 ▼	6,000	6,995
6.750%, 10/01/2037	3,685	3,787
Merrill Lynch
6.050%, 05/16/2016	9,935	10,024
Series MTN
6.150%, 04/25/2013	7,020	7,513
Morgan Stanley
5.375%, 10/15/2015	8,270	8,545
Series MTN
6.625%, 04/01/2018 ▼	15,160	16,391

		73,369

Capital Goods – 1.2%
Boeing
6.875%, 03/15/2039	3,560	4,146
Caterpillar
8.250%, 12/15/2038 ▼	2,630	3,510
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	4,730	5,470
Siemens Financiering
6.125%, 08/17/2026 ¬ ■	3,070	3,253

		16,379

Communications – 5.7%
AT&T
6.550%, 02/15/2039 ▼	5,530	5,827
British Sky Broadcasting
6.100%, 02/15/2018 ¬ ■	3,450	3,655
9.500%, 11/15/2018 ¬ ■	1,500	1,923
British Telecom
5.950%, 01/15/2018 ¬	5,345	5,432
Comcast
6.300%, 11/15/2017	6,142	6,721
Deutsche Telekom
6.750%, 08/20/2018 ¬	3,055	3,420

First American Funds 2009 Semiannual Report   9

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

DirecTV Holdings
5.875%, 10/01/2019 ■	$5,385	$5,477
Embarq
7.082%, 06/01/2016 ▼	2,575	2,844
News America
6.900%, 03/01/2019 ▼	3,500	3,944
6.650%, 11/15/2037 ▼	3,590	3,792
Rogers Communications
6.800%, 08/15/2018 ¬	7,220	8,086
Sprint Nextel
6.000%, 12/01/2016 ▼	2,000	1,825
Telecom Italia Capital
7.175%, 06/18/2019 ¬	4,740	5,284
Telefonica Emisiones
7.045%, 06/20/2036 ¬	5,000	5,709
Time Warner Cable
8.750%, 02/14/2019 ▼	2,000	2,438
6.750%, 06/15/2039 ▼	2,410	2,524
Verizon Communications
6.900%, 04/15/2038	5,870	6,506

		75,407

Consumer Cyclical – 1.9%
Home Depot
5.875%, 12/16/2036	3,570	3,446
International Game Technology
7.500%, 06/15/2019	3,000	3,251
R.R. Donnelley & Sons
11.250%, 02/01/2019 ▼	1,500	1,872
Target
7.000%, 01/15/2038 ▼	4,285	4,999
Viacom
6.875%, 04/30/2036	4,105	4,439
Whirlpool
Series MTN
5.500%, 03/01/2013	4,905	5,051
Wyndham Worldwide
6.000%, 12/01/2016	2,500	2,329

		25,387

Consumer Non Cyclical – 2.8%
Altria Group
9.950%, 11/10/2038	6,055	7,893
Anheuser-Busch InBev
8.200%, 01/15/2039 ▼ ■	3,850	4,868
Boston Scientific
6.000%, 01/15/2020	1,885	1,926
Bunge Limited Finance
8.500%, 06/15/2019	5,000	5,700
ConAgra Foods
7.000%, 04/15/2019	2,090	2,365
Constellation Brands
7.250%, 05/15/2017 ▼	1,000	1,014
HCA
9.250%, 11/15/2016	1,090	1,170
Kraft Foods
6.500%, 08/11/2017	3,455	3,749
Lorillard Tobacco
8.125%, 06/23/2019	3,350	3,683
Smithfield Foods
7.000%, 08/01/2011 ▼	1,600	1,596
UnitedHealth Group
6.875%, 02/15/2038 ▼	3,185	3,292

		37,256

Electric – 2.1%
Dynegy Holdings
7.750%, 06/01/2019 ▼	2,200	1,908
Majapahit Holding
7.750%, 01/20/2020 ▼ ¬ ■	1,800	1,886
MidAmerican Energy Holdings
6.125%, 04/01/2036	5,185	5,310
Ohio Power
Series K
6.000%, 06/01/2016	4,100	4,347
Pacific Gas & Electric
5.400%, 01/15/2040	5,665	5,421
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ¬ ■	1,900	1,807
Transalta
6.650%, 05/15/2018 ¬	3,470	3,618
Virginia Electric Power
5.950%, 09/15/2017	2,880	3,121

		27,418

Energy – 5.1%
Anadarko Petroleum
8.700%, 03/15/2019 ▼	6,500	8,085
Canadian National Resources
5.900%, 02/01/2018 ¬	3,355	3,606
Canadian Oil Sands
7.750%, 05/15/2019 ¬ ■	4,690	5,291
Cenovus Energy
5.700%, 10/15/2019 ▼ ¬ ■	3,000	3,129
Cloud Peak Energy Resources
8.500%, 12/15/2019 ▼ ■	2,000	2,040
ConocoPhillips
6.500%, 02/01/2039	4,215	4,678
Forest Oil
7.250%, 06/15/2019	2,500	2,469
Marathon Oil
5.900%, 03/15/2018	1,945	2,049
7.500%, 02/15/2019	3,500	4,039
Nexen
6.400%, 05/15/2037 ¬	3,475	3,501
Petrobras International Finance
6.875%, 01/20/2040 ¬	2,495	2,564
Petro-Canada
6.800%, 05/15/2038 ¬	3,235	3,566
Pride International
8.500%, 06/15/2019 ▼	1,000	1,155
Smith International
9.750%, 03/15/2019	6,375	8,075
Suncor Energy
6.100%, 06/01/2018 ▼ ¬	4,000	4,292
Talisman Energy
7.750%, 06/01/2019 ¬	4,000	4,698
Weatherford International
7.000%, 03/15/2038 ¬	1,755	1,779
XTO Energy
6.375%, 06/15/2038	2,450	2,749

		67,765

Finance – 3.6%
American Express
8.125%, 05/20/2019	4,210	4,989
American Express Credit
Series C
7.300%, 08/20/2013	2,230	2,506
Capital One Bank
8.800%, 07/15/2019 ▼	5,780	6,830

The accompanying notes are an integral part of the financial statements.

10   First American Funds 2009 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Capital One Capital V
10.250%, 08/15/2039	$2,550	$2,964
Countrywide Financial
6.250%, 05/15/2016	4,390	4,465
Credit Agricole
6.637%, 05/29/2049 Δ ¬ ■	3,270	2,649
General Electric Capital
Series GMTN
6.000%, 08/07/2019	1,500	1,557
Series MTN
6.875%, 01/10/2039 ▼	4,915	5,076
International Lease Finance
6.375%, 03/25/2013	3,855	3,170
Rockies Express Pipeline
7.500%, 07/15/2038 ▼ ■	2,635	2,998
SLM
Series MTN
5.400%, 10/25/2011	2,010	2,008
Transcapitalinvest
5.670%, 03/05/2014 ¬ ■	8,475	8,539

		47,751

Insurance – 3.6%
Allied World Assurance
7.500%, 08/01/2016 ¬	6,480	6,920
Allstate
7.450%, 05/16/2019	4,000	4,647
American International Group
8.175%, 05/15/2068 Δ	3,360	2,218
Genworth Financial
Series MTN
6.515%, 05/22/2018	3,940	3,606
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	5,860	5,706
Lincoln National
8.750%, 07/01/2019	4,795	5,479
MetLife
6.750%, 06/01/2016 ▼	3,400	3,807
7.717%, 02/15/2019 ▼	2,095	2,462
MetLife Capital Trust IV
7.875%, 12/15/2067 ▼ ■	3,735	3,716
Prudential Financial
5.900%, 03/17/2036	2,500	2,324
Series MTN
6.625%, 12/01/2037 ▼	4,590	4,705
ZFS Finance USA Trust V
6.500%, 05/09/2067 Δ ■	2,755	2,328

		47,918

Natural Gas – 0.7%
Duke Energy
5.050%, 09/15/2019	3,430	3,419
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	3,060	3,261
NGPL Pipeco
7.119%, 12/15/2017 ■	2,640	2,913

		9,593

Other Utility – 0.2%
American Water Capital
6.085%, 10/15/2017	3,105	3,244

Real Estate – 0.9%
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	5,475	5,344
Prologis 2006 – REIT
5.750%, 04/01/2016	6,835	6,420

		11,764

Technology – 0.6%
Chartered Semiconductor
6.375%, 08/03/2015 ¬	1,715	1,710
Computer Sciences
6.500%, 03/15/2018	3,835	4,185
National Semiconductor
6.600%, 06/15/2017	2,345	2,402

		8,297

Transportation – 1.6%
American Airlines
10.375%, 07/02/2019	2,500	2,762
Series 2001-1, Class A-2
6.817%, 11/23/2012 ▼	2,500	2,400
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	2,507	2,381
Series 2007-1, Class C
7.339%, 04/19/2014 ▼	1,300	1,183
Delta Airlines
Series 2001-1, Class B
7.711%, 03/18/2013 ▼	2,305	2,271
Series 2002-1, Class G-1
6.718%, 07/02/2024	1,207	1,050
Erac USA Finance
6.375%, 10/15/2017 ■	2,945	2,975
Norfolk Southern
5.900%, 06/15/2019	5,000	5,339
United Airlines
9.750%, 01/15/2017	1,000	1,020

		21,381

Total Corporate Bonds
(Cost $618,975)		660,289

U.S. Government Agency Mortgage-Backed Securities – 19.9%
Adjustable Rate Δ – 2.7%
Federal Home Loan Mortgage Corporation Pool
3.570%, 05/01/2025, # 846757	188	193
3.529%, 04/01/2029, # 847190	1,031	1,055
3.434%, 03/01/2030, # 847180	1,396	1,437
3.639%, 07/01/2030, # 847240	1,769	1,803
3.294%, 06/01/2031, # 846984	671	679
5.774%, 07/01/2036, # 1K1238	8,357	8,775
Federal National Mortgage Association Pool
3.182%, 08/01/2030, # 555843	3,984	4,075
3.167%, 03/01/2031, # 545359	274	282
3.225%, 09/01/2033, # 725553	1,499	1,523
5.251%, 11/01/2034, # 735054	6,806	7,227
5.848%, 09/01/2037, # 946441	8,078	8,578
Government National Mortgage Association Pool
3.625%, 08/20/2023, # 008259	1	1

		35,628

Fixed Rate – 17.2%
Federal Home Loan Mortgage Corporation Pool
4.500%, 03/01/2018, # P10023	1,789	1,861
4.500%, 05/01/2018, # P10032	3,421	3,562

First American Funds 2009 Semiannual Report   11

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

6.500%, 01/01/2028, # G00876	$713	$772
6.500%, 11/01/2028, # C00676	1,399	1,515
6.500%, 12/01/2028, # C00689	1,021	1,105
6.500%, 04/01/2029, # C00742	595	644
6.500%, 07/01/2031, # A17212	2,245	2,428
6.000%, 11/01/2033, # A15521	2,210	2,362
7.000%, 08/01/2037, # H09059	5,612	6,082
5.929%, 09/01/2037, # 1G2163	7,491	7,956
7.000%, 09/01/2037, # H01292	2,671	2,895
Federal National Mortgage Association Pool
3.790%, 07/01/2013, # 386314	10,354	10,639
5.500%, 02/01/2014, # 440780	942	1,004
7.000%, 02/01/2015, # 535206	240	256
7.000%, 08/01/2016, # 591038	404	440
5.500%, 12/01/2017, # 673010	2,332	2,483
6.000%, 10/01/2022, # 254513	2,464	2,651
5.500%, 01/01/2025, # 255575	6,286	6,651
7.000%, 04/01/2026, # 340798	235	261
7.000%, 05/01/2026, # 250551	280	312
6.000%, 08/01/2027, # 256852	6,377	6,807
6.500%, 02/01/2029, # 252255	1,281	1,388
6.500%, 12/01/2031, # 254169	2,905	3,117
6.000%, 04/01/2032, # 745101	5,640	5,950
7.000%, 07/01/2032, # 254379	1,790	1,985
7.000%, 07/01/2032, # 545813	782	871
7.000%, 07/01/2032, # 545815	495	552
6.000%, 09/01/2032, # 254447	2,801	2,993
6.000%, 03/01/2033, # 688330	5,082	5,432
5.500%, 04/01/2033, # 694605	5,718	6,010
6.500%, 05/01/2033, # 555798	3,844	4,157
5.500%, 07/01/2033, # 709446	7,569	7,956
5.500%, 10/01/2033, # 555800	4,367	4,590
6.000%, 11/01/2033, # 772130	546	583
6.000%, 11/01/2033, # 772256	840	897
5.000%, 03/01/2034, # 725248	2,711	2,793
5.000%, 03/01/2034, # 725250	5,017	5,169
5.000%, 06/01/2034, # 782909	1	1
6.500%, 06/01/2034, # 735273	6,325	6,835
6.000%, 10/01/2034, # 781776	1,356	1,446
6.000%, 08/01/2036, # 885536	2,839	3,016
6.000%, 09/01/2036, # 900555	4,848	5,201
5.500%, 04/01/2037, # 918883	5,857	6,138
6.000%, 06/01/2037, # 944340	4,220	4,477
6.500%, 08/01/2037, # 256845	2,057	2,205
6.000%, 09/01/2037, # 256890	4,925	5,207
5.000%, 03/01/2038, # 973241	19,457	19,988
5.000%, 05/01/2038, # 983077	3,580	3,678
6.000%, 06/01/2038, # 889706	700	743
6.000%, 08/01/2038, # 257307	4,332	4,592
5.500%, 01/01/2039, # 995258	11,669	12,228
5.500%, 01/13/2039 «	33,970	35,557
Government National Mortgage Association Pool
7.500%, 11/15/2030, # 537699	273	307

		228,748

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $256,219)		264,376

Asset-Backed Securities – 19.8%
Automotive – 1.2%
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.070%, 08/25/2011	1,648	1,658
Capital One Prime Auto Receivables Trust
Series 2006-1, Class A4
5.010%, 11/15/2011	537	538
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	6,500	6,710
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	2,785	2,827
Honda Auto Receivables Owner Trust
Series 2006-3, Class A4
5.110%, 04/15/2012	1,285	1,303
Nissan Auto Receivables Owner Trust
Series 2006-B, Class A4
5.220%, 11/15/2011	534	538
Series 2007-B, Class A3
5.030%, 05/16/2011	521	526
USAA Auto Owner Trust
Series 2008-1, Class A3
4.160%, 04/16/2012	1,972	2,003

		16,103

Credit Cards – 3.5%
American Express Issuance Trust
Series 2005-1, Class C
0.563%, 08/15/2011 Δ	4,125	4,077
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.813%, 04/15/2013 Δ	3,000	2,993
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	4,500	4,553
Series 2006-14A, Class A
0.243%, 08/15/2013 Δ	3,900	3,882
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	5,000	5,198
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	5,185	5,572
Series 2007-C1, Class C1
0.553%, 01/15/2013 Δ	4,150	4,103
Series 2008-A3, Class A3
5.100%, 10/15/2013	5,000	5,231
Discover Card Master Trust I
Series 2003-4, Class B2
0.663%, 05/15/2013 Δ	697	686
Series 2005-4, Class B1
0.483%, 06/18/2013 Δ	1,430	1,404
MBNA Master Credit Card Trust
Series 2000-E, Class A
7.800%, 10/15/2012	1,000	1,025
Washington Mutual Master Note Trust
Series 2007-A1, Class A1
0.263%, 03/17/2014 Δ ■	6,750	6,744
Series 2007-C1, Class C1
0.633%, 05/15/2014 Δ ■	575	572

		46,040

Equipment Leases – 0.4%
GE Equipment Small Ticket
Series 2009-1, Class A1
0.382%, 11/15/2010 ■	5,557	5,559

Home Equity – 0.5%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ¥	42	39

The accompanying notes are an integral part of the financial statements.

12   First American Funds 2009 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Countrywide Asset-Backed Certificates
Series 2003-SC1, Class M2
2.481%, 09/25/2023 Δ	$766	$335
Series 2007-1, Class 2A-1
0.281%, 07/25/2037 Δ	6,908	6,499

		6,873

Manufactured Housing – 0.2%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	2,742	2,792

Other – 13.7%
Banc of America Commercial Mortgage
Series 2004-5, Class A3
4.561%, 11/10/2041	6,515	6,557
Series 2006-2, Class A4
5.738%, 05/10/2045 Δ	4,085	4,014
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	6,640	6,507
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ¥	3,165	772
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ ¥	4,950	2,293
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	4,700	4,802
Series 2007-CD5, Class A4
5.886%, 11/15/2044	620	555
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ¬ ■ ¥	4,353	3,229
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	9,225	9,069
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	5,765	5,823
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	11,590	11,626
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	5,300	5,319
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ¥	5,400	2,693
GS Mortgage Securities II
Series 2006-RR2, Class A1
5.681%, 06/23/2046 ■ ¥	4,288	1,308
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ	13,070	11,223
JPMorgan Chase Commercial Mortgage Securities
Series 2009-IWST, Class A2
5.633%, 12/05/2019 ■	7,495	7,424
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	6,000	5,843
Series 2005-C7, Class A2
5.103%, 11/15/2030	5,585	5,616
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	4,775	3,503
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.131%, 07/12/2038 Δ ¥	3,102	1,627
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	5,938	4,960
Series 2008-C1, Class A4
5.690%, 02/12/2051	7,820	6,855
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	7,670	5,603
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,485	4,162
Series 2007-HQ11, Class A4
5.447%, 02/12/2044	9,400	8,238
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	7,505	7,859
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.381%, 05/26/2036 Δ ■	5,985	5,583
Series 2009-11, Class 4A1
1.981%, 12/26/2037 Δ ■	2,416	2,429
Series 2009-11, Class 5A1
0.311%, 06/26/2037 Δ ■	2,924	2,851
Series 2009-8, Class 3A1
0.371%, 03/26/2037 Δ ■	3,538	3,412
Series 2009-9, Class 9A1
0.451%, 09/26/2037 Δ ■	6,702	6,206
Small Business Administration
Series 2006-P10B, Class 1
5.681%, 08/10/2016	9,621	10,253
Wachovia Bank Commercial Mortgage Trust
Series 2005-C19, Class A5
4.661%, 05/15/2044	9,660	9,693
Series 2007-C33, Class AJ
5.901%, 02/15/2051 Δ ¥	4,945	2,141
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ¥	5,184	2,569

		182,617

Utilities – 0.3%
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	3,713	3,889

Total Asset-Backed Securities
(Cost $280,883)		263,873

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 3.8%

Adjustable Rate Δ – 1.7%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	4,912	4,153
Countrywide Home Loans
Series 2004-2, Class 2A1
5.282%, 02/25/2034	1,732	1,703
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
3.886%, 03/25/2035	1,555	1,076
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.511%, 04/25/2047	3,922	2,165
JPMorgan Mortgage Trust
Series 2005-A1, Class 3A2
5.019%, 02/25/2035	4,235	2,530
Series 2006-A7, Class 3A4
5.942%, 01/25/2037	1,139	307

First American Funds 2009 Semiannual Report   13

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Structured Adjustable Rate Mortgage Loan Trust
Series 2004-11, Class A
3.864%, 08/25/2034	$382	$290
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
3.586%, 10/20/2035	5,497	4,136
Washington Mutual
Series 2007-HY2, Class 3A2
5.841%, 09/25/2036	1,808	343
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class A1
5.314%, 05/25/2035	1,591	1,362
Series 2006-AR1, Class 2A2
5.535%, 03/25/2036	4,814	4,498

		22,563

Fixed Rate – 2.1%
Banc of America Funding
Series 2007-4, Class 1A2
5.500%, 06/25/2037 ¥	1,871	462
Banc of America Mortgage Securities
Series 2003-6, Class 1A30
4.750%, 08/25/2033	2,198	2,198
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	1,356	1,291
Series 2004-J1, Class 1A1
6.000%, 02/25/2034	586	573
Series 2006-19CB, Class A15
6.000%, 08/25/2036	2,991	2,412
Credit Suisse First Boston Mortgage Securities
Series 2003-8, Class DB1
6.256%, 04/25/2033	4,187	3,614
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	3,415	2,937
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.890%, 03/25/2043 ¥	762	516
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.552%, 07/25/2047	7,166	6,206
Master Alternative Loans Trust
Series 2004-1, Class 3A1
7.000%, 01/25/2034	1,013	1,019
Series 2005-2, Class 1A3
6.500%, 03/25/2035	2,300	1,866
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	1,781	1,747
Wells Fargo Mortgage Backed Securities Trust
Series 2005-14, Class 2A1
5.500%, 12/25/2035	1,501	1,376
Series 2007-2, Class 1A8
5.750%, 03/25/2037	2,660	2,217
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	42	42

		28,476

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities
(Cost $60,387)		51,039

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.9%
Fixed Rate – 2.8%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	27	27
Series 162, Class F
7.000%, 05/15/2021	75	82
Series 1790, Class A
7.000%, 04/15/2022	47	50
Series 188, Class H
7.000%, 09/15/2021	142	155
Series 2763, Class TA
4.000%, 03/15/2011	3,595	3,645
Series 2901, Class UB
5.000%, 03/15/2033	5,000	5,139
Series 6, Class C
9.050%, 06/15/2019	15	16
Federal National Mortgage Association
Series 1988-24, Class G
7.000%, 10/25/2018	35	38
Series 1989-44, Class H
9.000%, 07/25/2019	32	36
Series 1989-90, Class E
8.700%, 12/25/2019	5	5
Series 1990-102, Class J
6.500%, 08/25/2020	28	30
Series 1990-105, Class J
6.500%, 09/25/2020	255	281
Series 1990-30, Class E
6.500%, 03/25/2020	23	25
Series 1990-61, Class H
7.000%, 06/25/2020	25	27
Series 1990-72, Class B
9.000%, 07/25/2020	20	23
Series 1991-56, Class M
6.750%, 06/25/2021	82	88
Series 1992-120, Class C
6.500%, 07/25/2022	28	30
Series 2003-3, Class BC
5.000%, 02/25/2018	14,030	14,862
Series 2005-44, Class PC
5.000%, 11/25/2027	5,900	6,174
Series 2005-62, Class JE
5.000%, 06/25/2035	6,694	7,018

		37,751

Z-Bonds ☒ – 0.1%
Federal Home Loan Mortgage Corporation
Series 1118, Class Z
8.250%, 07/15/2021	46	51
Federal National Mortgage Association
Series 1991-134, Class Z
7.000%, 10/25/2021	170	186
Series 1996-35, Class Z
7.000%, 07/25/2026	830	913

		1,150

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities
(Cost $36,443)		38,901

The accompanying notes are an integral part of the financial statements.

14   First American Funds 2009 Semiannual Report

Core Bond Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

U.S. Government & Agency Securities – 1.5%
U.S. Treasuries – 1.5%
U.S. Treasury Notes
0.875%, 02/28/2011 ▼	$2,245	$2,250
1.000%, 08/31/2011 ▼	4,865	4,867
2.250%, 05/31/2014 ▼	2,315	2,299
2.625%, 06/30/2014 ▼	2,650	2,669
3.375%, 11/15/2019 ▼	8,000	7,695

Total U.S. Government & Agency Securities
(Cost $19,792)		19,780

Preferred Stock – 0.0%
Sovereign – 0.0%
Fannie Mae
Series S ●
(Cost $5,173)	218,000	240

Short-Term Investments – 4.5%
Money Market Fund – 4.3%
First American Prime Obligations Fund, Class Z
0.049% Å Ω	56,763,727	56,764

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bills ☐
0.229%, 02/11/2010	$2,850	2,849
0.169%, 06/03/2010	125	125

		2,974

Total Short-Term Investments
(Cost $59,738)		59,738

Investment Purchased with Proceeds from Securities Lending – 9.4%
Mount Vernon Securities Lending Prime Portfolio
0.213% Ω †
(Cost $125,219)	125,219,361	125,219

Total Investments ▲ – 111.4%
(Cost $1,462,829)		1,483,455

Other Assets and Liabilities, Net – (11.4)%		(152,372)

Total Net Assets – 100.0%		$1,331,083

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $121,888 at December 31, 2009. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of December 31, 2009, the fair value of foreign securities was $143,344 or 10.8% of total net assets.

ª	Security in default at December 31, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the fair value of these investments was $140,015 or 10.5% of total net assets. See note 2 in Notes to Financial Statements.

«	Security purchased on a when-issued basis. On December 31, 2009, the total cost of investments purchased on a when-issued basis was $35,944 or 2.7% of total net assets. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $17,691 or 1.3% of total net assets. See note 2 in Notes to Financial Statements.
Core Bond Fund (continued)

☒	Z-Bonds – Represents securities that pay no interest or principal during their accrual periods, but accrue additional principal at specified rates. Interest rate shown represents current yield based upon the cost basis and estimated future cash flows.

●	Non-income producing security.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the annualized effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $1,462,829. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$68,543
Gross unrealized depreciation	(47,917)

Net unrealized appreciation	$20,626

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	March 2010	79	$17,085	$(83)
U.S. Treasury 5 Year Note Futures	March 2010	399	45,639	(748)
U.S. Treasury 10 Year Note Futures	March 2010	(322)	(37,176)	896
U.S. Treasury Long Bond Futures	March 2010	(268)	(30,921)	1,360

				$1,425

Credit Default Swap Agreements

Credit Default Swaps on Corporate Issues

Sell Protection1

				Implied
				Credit
				Spread at
	Reference	Receive	Expiration	December 31,	Notional	Unrealized
Counterparty	Entity	Fixed Rate	Date	2009[2]	Amount[3]	Appreciation

JPMorgan	General Electric Capital Corporation	5.000%	06/20/2014	1.578%	$10,000	$2,155

First American Funds 2009 Semiannual Report   15

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Core Bond Fund (concluded)

Credit Default Swaps on Credit Indices

Sell Protection1

	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[3]	Appreciation

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013	$5,993	$457
JPMorgan	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	1,800	125
JPMorgan	Markit iTraxx Asia ex-Japan Index	5.000%	12/20/2013	3,600	861
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	2,900	178
UBS	Markit iTraxx Asia ex-Japan Index	5.000%	12/20/2013	1,000	230

					$1,851

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	Implied credit spreads, represented in absolute terms, utilized in determining the Credit Default Swap Agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment /performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the reference entity.

[3]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Receive	1.255%	11/03/2011	$33,000	$(39)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	35,000	(235)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	14,000	(279)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	8,000	(175)
UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	8,000	227

						$(501)

High Income Bond Fund
DESCRIPTION	PAR	FAIR VALUE

High Yield Corporate Bonds – 79.4%
Banking – 0.4%
ABN AMRO
6.523%, 12/29/2049 Δ ■	$1,000	$840
Credit Suisse First Boston
8.000%, 11/06/2015 ■ ¬	500	335

		1,175

Basic Industry – 9.9%
AbitibiBowater
9.000%, 08/01/2009 ª	500	123
AK Steel
7.750%, 06/15/2012	800	808
Aleris International
10.000%, 12/15/2016 ª	1,000	5
Berry Plastics
5.034%, 02/15/2015 Δ	1,500	1,371
10.250%, 03/01/2016	1,000	880
Boise Cascade
7.125%, 10/15/2014	1,300	1,172
Boise Paper Holdings
9.000%, 11/01/2017 ■ ▼	1,100	1,140
Cascades
7.750%, 12/15/2017 ■ ¬	1,500	1,515
Cellu Tissue Holdings
11.500%, 06/01/2014	1,000	1,110
Crown Cork & Seal
7.375%, 12/15/2026	895	830
Drummond
9.000%, 10/15/2014 ■	750	787
Exopack Holding
11.250%, 02/01/2014	1,000	1,016
Georgia Gulf
9.000%, 01/15/2017 ■	1,300	1,313
Griffin Coal Mining
9.500%, 12/01/2016 ■ ¬ ª ▼	650	384
Hexion US Finance
9.750%, 11/15/2014 ▼	1,500	1,470
Huntsman International
7.875%, 11/15/2014	2,000	1,955
Intertape Polymer Group
8.500%, 08/01/2014	1,850	1,584
Millar Western Forest
7.750%, 11/15/2013 ¬	1,700	1,241
Newark Group
9.750%, 03/15/2014 ª ¥	800	391
Nortek
11.000%, 12/01/2013	1,004	1,050
Nova Chemicals
3.649%, 11/15/2013 Δ ¬	2,000	1,830
Olin
8.875%, 08/15/2019	2,100	2,252
PE Paper Escrow
12.000%, 08/01/2014 ■ ¬	1,500	1,657
Solo Cup
10.500%, 11/01/2013 ■	1,000	1,065
Teck Resources
10.750%, 05/15/2019 ¬	2,000	2,390
USG
9.500%, 01/15/2018	1,000	1,030
Vedanta Resources
8.750%, 01/15/2014 ■ ¬	2,160	2,209
Verso Paper Holdings
Series B
9.125%, 08/01/2014 ▼	250	239

The accompanying notes are an integral part of the financial statements.

16   First American Funds 2009 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Weyerhaeuser
7.375%, 03/15/2032	$1,000	$948

		33,765

Brokerage – 0.5%
E *Trade Financial
12.500%, 11/30/2017	1,593	1,810

Capital Goods – 4.1%
Ball
7.125%, 09/01/2016	1,775	1,819
BE Aerospace
8.500%, 07/01/2018	1,500	1,590
Case New Holland
7.750%, 09/01/2013 ■ ▼	1,000	1,022
Corporativo Javer
13.000%, 08/04/2014 ■ ¬	1,150	1,231
Desarrolladora Homex
9.500%, 12/11/2019 ■ ¬	1,350	1,353
Hawker Beechcraft Acquisition
9.750%, 04/01/2017	700	434
Owens-Brockway
7.375%, 05/15/2016 ▼	1,250	1,291
Spirit Aerosystems
7.500%, 10/01/2017 ■	1,300	1,281
Terex
7.375%, 01/15/2014	1,500	1,517
Transdigm
7.750%, 07/15/2014 ■	1,000	1,015
United Rentals North America
10.875%, 06/15/2016 ▼	1,250	1,359

		13,912

Communications – 9.9%
Belo
7.250%, 09/15/2027	1,950	1,541
Central European Media Entertainment
3.500%, 03/15/2013 ■ ¬	1,400	1,067
Citizens Communications
9.000%, 08/15/2031	1,300	1,277
Clear Channel Communications
4.900%, 05/15/2015	1,000	572
6.875%, 06/15/2018	2,910	1,579
Clear Channel Worldwide
9.250%, 12/15/2017 ■	1,300	1,339
Clearwire Communications
12.000%, 12/01/2015 ■	1,500	1,523
12.000%, 12/01/2015 ■	1,000	1,015
Crown Castle International
9.000%, 01/15/2015	1,250	1,331
CSC Holdings
8.500%, 04/15/2014 ■ ▼	1,500	1,598
8.625%, 02/15/2019 ■ ▼	1,000	1,076
Fairpoint Communications
Series I
13.125%, 04/02/2018 ª	1,043	110
Frontier Communications
8.250%, 05/01/2014	1,750	1,824
Gannett
9.375%, 11/15/2017 ■	1,050	1,084
Intelsat Bermuda
11.250%, 02/04/2017 ■ ¬	1,500	1,504
Intelsat Jackson Holdings
11.250%, 06/15/2016 ¬	1,000	1,082
8.500%, 11/01/2019 ■ ¬	1,500	1,545
Level 3 Financing
12.250%, 03/15/2013	500	530
Nielsen Finance
11.500%, 05/01/2016	600	670
0.000% through 08/01/11, thereafter 12.500%, 08/01/2016 ▼	550	502
NII Capital
10.000%, 08/15/2016 ■	1,750	1,833
Qwest Communications International
8.000%, 10/01/2015 ■	3,000	3,083
SBA Telecommunications
8.000%, 08/15/2016 ■	1,250	1,306
Sprint Nextel
8.375%, 08/15/2017	2,000	2,040
Windstream
7.875%, 11/01/2017 ■	1,750	1,728
XM Satellite Radio
13.000%, 08/01/2014 ■ ▼	750	815
Young Broadcasting
10.000%, 03/01/2011 ª	500	2

		33,576

Consumer Cyclical – 16.0%
Allison Transmission
11.000%, 11/01/2015 ■	1,000	1,050
11.250%, 11/01/2015 ■	795	831
AMC Entertainment
8.750%, 06/01/2019	1,000	1,020
American Axle & Manufacturing
7.875%, 03/01/2017	1,100	930
Ameristar Casinos
9.250%, 06/01/2014 ■	1,000	1,037
Blockbuster
11.750%, 10/01/2014 ■	500	475
Bon-Ton Department Stores
10.250%, 03/15/2014 ▼	1,250	1,153
Boyd Gaming
6.750%, 04/15/2014 ▼	1,000	901
Burlington Coat Factory
14.500%, 10/15/2014	750	750
Chukchansi Economic
8.000%, 11/15/2013 ■	1,000	730
Denny’s
10.000%, 10/01/2012	750	767
Exide Technologies
10.500%, 03/15/2013	1,000	1,012
Fontainebleau Las Vegas
11.000%, 06/15/2015 ■ ª	1,000	10
Ford Motor Credit
7.500%, 08/01/2012	1,000	1,008
8.000%, 12/15/2016	2,000	2,003
General Motors
8.250%, 07/15/2023 ª	3,750	994
Geo Group
7.750%, 10/15/2017 ■	1,300	1,331
Giti Tire
12.250%, 01/26/2012 ¬	700	615
Goodyear Tire & Rubber
10.500%, 05/15/2016 ▼	1,500	1,657
Greektown Holdings
Series Pool #392484
10.750%, 12/01/2013 ■ ª	30	5
Hanesbrands
3.831%, 12/15/2014 Δ	1,250	1,183
8.000%, 12/15/2016 ▼	1,000	1,019
Harrahs
11.250%, 06/01/2017 ■	1,000	1,046
10.000%, 12/15/2018 ■	1,000	803

First American Funds 2009 Semiannual Report   17

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Host Hotels & Resorts
Series Q
6.750%, 06/01/2016 ▼	$1,000	$995
JCPenney
7.400%, 04/01/2037	600	596
Kar Holdings
8.750%, 05/01/2014	900	928
Limited Brands
8.500%, 06/15/2019 ■	1,500	1,631
M/I Homes
6.875%, 04/01/2012	1,000	942
Macys Retail Holdings
8.000%, 07/15/2012	850	897
McJunkin Red Man
9.500%, 12/15/2016 ■ ▼	800	782
MGM Mirage
8.375%, 02/01/2011 ▼	1,400	1,327
7.625%, 01/15/2017	1,000	777
Navistar International
8.250%, 11/01/2021	1,000	1,025
Neiman Marcus Group
10.375%, 10/15/2015 ▼	700	686
Oxford Industries
11.375%, 07/15/2015	1,000	1,100
Pinnacle Entertainment I
7.500%, 06/15/2015	1,000	920
Quintiles Transnational
9.500%, 12/30/2014 ■	500	502
Realogy
10.500%, 04/15/2014	1,000	865
11.000%, 04/15/2014 ▼	1,059	873
Rite Aid
10.375%, 07/15/2016	3,000	3,180
Royal Caribbean Cruises
7.000%, 06/15/2013 ¬	1,325	1,322
Sally Holdings
10.500%, 11/15/2016 ▼	1,300	1,397
Sealy Mattress
10.875%, 04/15/2016 ■	1,000	1,113
Seminole Hard Rock Entertainment
2.754%, 03/15/2014 Δ ■	1,000	824
Snoqualmie Entertainment
9.125%, 02/01/2015 ■	1,000	530
Tenneco
8.125%, 11/15/2015	650	657
Toys R Us
10.750%, 07/15/2017 ■ ▼	2,000	2,190
Trimas
9.750%, 12/15/2017 ■ ▼	1,000	981
TRW Automotive
8.875%, 12/01/2017 ■	1,000	1,040
Wendy’s/Arby’s Restaurants
10.000%, 07/15/2016	850	927
Wyndham Worldwide
6.000%, 12/01/2016	1,900	1,770
Wynn Las Vegas
Series EXCH
6.625%, 12/01/2014 ▼	1,455	1,406

		54,513

Consumer Non Cyclical – 9.2%
Albertson’s
8.700%, 05/01/2030	1,000	970
Alliance One International
10.000%, 07/15/2016 ■ ▼	1,000	1,050
Apria Healthcare Group I
12.375%, 11/01/2014 ■	1,450	1,595
Biomet
10.375%, 10/15/2017	1,000	1,085
Cardinal Health
9.500%, 04/15/2015	788	711
Ciliandra P Fin
10.750%, 12/08/2011 ■ ¬	1,250	1,283
Community Health Systems
8.875%, 07/15/2015 ▼	1,000	1,035
Dole Foods
13.875%, 03/15/2014 ■	790	950
Great Atlantic & Pacific Tea
11.375%, 08/01/2015 ■	750	789
HCA
6.750%, 07/15/2013 ▼	1,000	985
6.375%, 01/15/2015	1,000	944
7.875%, 02/15/2020 ■ ▼	1,920	1,999
Health Management Association
6.125%, 04/15/2016 ▼	550	516
Ingles Markets
8.875%, 05/15/2017	1,250	1,300
JBS USA
11.625%, 05/01/2014 ■	1,300	1,472
Marfrig Overseas
9.625%, 11/16/2016 ■ ¬	1,000	1,005
National Mentor Holdings
11.250%, 07/01/2014	1,000	1,020
Revlon Consumer Products
9.750%, 11/15/2015 ■	1,350	1,394
Reynolds Group
7.750%, 10/15/2016 ■ ▼	1,250	1,278
Smithfield Foods
10.000%, 07/15/2014 ■	1,465	1,589
7.750%, 07/01/2017 ▼	1,500	1,384
Stater Brothers Holdings
7.750%, 04/15/2015	1,000	1,015
Supervalu
8.000%, 05/01/2016	1,250	1,269
Surgical Care Affiliates
8.875%, 07/15/2015 ■	1,368	1,245
Tenet Healthcare
7.375%, 02/01/2013 ▼	1,600	1,604
10.000%, 05/01/2018 ■	1,500	1,680

		31,167

Electric – 4.6%
AES
8.750%, 05/15/2013 ■	1,500	1,538
AES Red Oak
Series B
9.200%, 11/30/2029	1,500	1,406
Calpine Construction
8.000%, 06/01/2016 ■	1,500	1,545
CMS Energy
1.234%, 01/15/2013 Δ	2,500	2,250
Dynegy Holdings
7.750%, 06/01/2019 ▼	1,000	867
Energy Future Holdings
9.750%, 10/15/2019 ▼	1,000	997
Energy Future Intermediate Holdings
9.750%, 10/15/2019 ▼	1,000	997
Majapahit Holding
7.750%, 10/17/2016 ■ ¬	1,000	1,059
8.000%, 08/07/2019 ■ ¬	1,000	1,055

The accompanying notes are an integral part of the financial statements.

18   First American Funds 2009 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Mirant Americas Generation
8.500%, 10/01/2021 ▼	$750	$712
NRG Energy
7.375%, 02/01/2016	1,000	1,001
8.500%, 06/15/2019	2,250	2,307

		15,734

Energy – 8.6%
Aquilex Holdings
11.125%, 12/15/2016 ■	850	848
Arch Coal
8.750%, 08/01/2016 ■	1,750	1,851
Atlas Energy
12.125%, 08/01/2017	2,300	2,611
Berry Petroleum
10.250%, 06/01/2014	750	816
Chesapeake Energy
9.500%, 02/15/2015 ▼	1,350	1,482
Cloud Peak Energy Resources
8.250%, 12/15/2017 ■	1,250	1,250
Concho Resources
8.625%, 10/01/2017	1,550	1,627
Connacher Oil & Gas
10.250%, 12/15/2015 ■ ¬ ▼	1,000	915
Forest Oil
8.500%, 02/15/2014 ■	1,500	1,567
Gibson Energy
11.750%, 05/27/2014 ■ ¬	1,000	1,085
Headwaters
11.375%, 11/01/2014 ■	1,000	1,042
Holly
9.875%, 06/15/2017 ■	1,250	1,316
Indo Integrated Energy II
9.750%, 11/05/2016 ■ ¬ ▼	750	754
Linn Energy
11.750%, 05/15/2017 ■	500	561
Mariner Energy
11.750%, 06/30/2016	1,000	1,115
8.000%, 05/15/2017	1,000	960
Opti Canada
9.000%, 12/15/2012 ■ ¬ ▼	1,250	1,278
Pacific Rubiales Energy
8.750%, 11/10/2016 ■ ¬	1,300	1,365
Petrohawk Energy
9.125%, 07/15/2013	1,500	1,567
Petroplus Finance
9.375%, 09/15/2019 ■ ¬	1,250	1,244
Range Resources
7.375%, 07/15/2013	1,300	1,323
Sabine Pass LNG
7.500%, 11/30/2016	745	620
Sandridge Energy
9.875%, 05/15/2016 ■ ▼	1,350	1,421
Stone Energy
6.750%, 12/15/2014	900	803

		29,421

Finance – 3.1%
Cemex Finance
9.500%, 12/14/2016 ■	1,300	1,362
CIT Group
7.000%, 05/01/2016	1,000	880
Country Garden Holdings
11.750%, 09/10/2014 ■ ¬	1,000	1,000
Glen Meadow
6.505%, 02/12/2067 Δ ■	2,000	1,470
GMAC
6.625%, 05/15/2012 ■	1,000	980
6.750%, 12/01/2014 ■	1,800	1,710
ILFC E-Capital Trust I
5.900%, 12/21/2065 Δ ■	2,000	1,040
Nuveen Investments
10.500%, 11/15/2015	750	680
Pinnacle Foods Finance
9.250%, 04/01/2015 ■ ▼	1,050	1,066
Residential Capital
8.500%, 05/15/2010 ▼	500	475

		10,663

Industrial Other – 1.0%
Casella Waste Systems
11.000%, 07/15/2014 ■	1,175	1,272
Goodman Global Group
11.765%, 12/15/2014 ■ ¤	1,000	567
Lupatech Finance
9.875%, 07/10/2049 ■ ¬	750	630
RBS Global & Rexnord
9.500%, 08/01/2014	1,000	1,003

		3,472

Insurance – 2.0%
American International Group
8.175%, 05/15/2068 Δ	2,000	1,320
6.250%, 03/15/2087 Δ ▼	3,800	2,090
Genworth Financial
6.150%, 11/15/2066 Δ	2,700	1,910
Liberty Mutual Group
10.750%, 06/15/2088 Δ ■ ▼	1,400	1,484

		6,804

Natural Gas – 3.1%
Copano Energy
7.750%, 06/01/2018	750	752
El Paso
7.875%, 06/15/2012 ▼	1,200	1,243
El Paso Energy
Series GMTN
7.375%, 12/15/2012	1,750	1,798
Enterprise Products
8.375%, 08/01/2066 Δ	1,505	1,468
7.000%, 06/01/2067 Δ	1,000	885
Knight
6.500%, 09/01/2012	1,481	1,540
Plains Exploration & Production
7.750%, 06/15/2015	1,500	1,526
Southern Union
7.200%, 11/01/2066 Δ	1,600	1,368

		10,580

Real Estate – 1.2%
CB Richard Ellis
11.625%, 06/15/2017	1,000	1,110
China Properties Group
9.125%, 05/04/2014 ■ ¬	750	581
Developers Diversified Realty – REIT
9.625%, 03/15/2016	1,300	1,357
Lippo Karawaci Finance
8.875%, 03/09/2011 ¬	1,000	984

		4,032

First American Funds 2009 Semiannual Report   19

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Technology – 1.5%
First Data
9.875%, 09/24/2015 ▼	$1,500	$1,399
Freescale Semiconductor
9.125%, 12/15/2014 ▼	2,062	1,822
Unisys
12.750%, 10/15/2014 ■	750	866
14.250%, 09/15/2015 ■ ▼	1,000	1,165

		5,252

Transportation – 4.3%
Airtran Airways
10.410%, 04/01/2017 ■	1,208	1,063
American Airlines
Series 2001-1
7.379%, 11/23/2017	1,187	926
Series 2001-1, Class A-2
6.817%, 11/23/2012	1,625	1,560
Series 2001-2, Class B
8.608%, 10/01/2012	820	771
BLT Finance BV
7.500%, 05/15/2014 ■ ¬	700	413
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	907	862
Series 1998-3
7.020%, 05/01/2017	506	465
Series 2007-1, Class C
7.339%, 04/19/2014	1,000	910
Delta Airlines
12.250%, 03/15/2015 ■	1,000	1,000
Series 2001-1, Class B
7.711%, 03/18/2013 ▼	2,100	2,069
Series 2002-1, Class G-1
6.718%, 07/02/2024	1,509	1,313
Series 2007-1, Class C
8.954%, 08/10/2014	433	381
Northwest Airlines
Series 2002-1, Class C2
9.055%, 11/20/2013	749	659
United Airlines
10.400%, 11/01/2016	1,500	1,580
Series 2007-1, Class A
6.636%, 01/02/2024	910	774

		14,746

Total High Yield Corporate Bonds
(Cost $259,509)		270,622

Investment Grade Corporate Bonds – 5.5%
Basic Industry – 0.6%
Owens Corning
6.500%, 12/01/2016	1,400	1,434
Southern Copper
7.500%, 07/27/2035	750	743

		2,177

Communications – 0.7%
Centennial Communication
6.040%, 01/01/2013 Δ	2,295	2,295

Consumer Cyclical – 0.3%
Arcos Dorados
7.500%, 10/01/2019 ■ ¬	1,000	991

Consumer Non Cyclical – 0.4%
CVS Caremark
6.302%, 06/01/2062 Δ	1,750	1,509

Energy – 0.8%
Encana
6.500%, 02/01/2038 ¬	750	817
Gaz Capital
6.212%, 11/22/2016 ■ ¬	2,000	1,915

		2,732

Finance – 1.2%
Capital One Capital V
10.250%, 08/15/2039	1,000	1,163
Discover Financial Services
10.250%, 07/15/2019	750	877
General Electric Capital
6.375%, 11/15/2067 Δ	2,150	1,865

		3,905

Insurance – 0.3%
XL Capital
Series E
6.500%, 12/31/2049 Δ	1,500	1,132

Real Estate – 1.0%
Brandywine Operating Partnership – REIT
5.750%, 04/01/2012	1,500	1,529
Hospitality Properties Trust – REIT
7.875%, 08/15/2014	1,750	1,807

		3,336

Transportation – 0.2%
Con-way
6.700%, 05/01/2034	1,000	785

Total Investment Grade Corporate Bonds
(Cost $17,629)		18,862

Convertible Securities – 3.1%
Basic Industry – 0.8%
Freeport-McMoran Copper & Gold	1,000	115
Massey Energy
3.250%, 08/01/2015	$800	699
Peabody Energy
4.750%, 12/15/2066	$1,750	1,768

		2,582

Consumer Discretionary – 0.2%
Ford Motor Capital Trust II	13,000	518

Consumer Non Cyclical – 0.5%
Archer Daniels Midland	16,500	719
Bunge Limited Æ	9,425	860

		1,579

Finance – 0.3%
FelCor Lodging Trust	8,000	87
Wells Fargo
Series L	1,100	1,010

		1,097

Insurance – 0.3%
American Equity Investment Life
5.250%, 12/06/2024	$1,250	1,192

Real Estate – 0.3%
American Real Estate
4.000%, 08/15/2013 Δ	$1,250	1,038

Technology – 0.5%
Hutchinson Technology
3.250%, 01/15/2026	$1,000	804

The accompanying notes are an integral part of the financial statements.

20   First American Funds 2009 Semiannual Report

High Income Bond Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Micron Technology
1.875%, 06/01/2014	$1,000	$962

		1,766

Transportation – 0.2%
Horizon Lines
4.250%, 08/15/2012	$750	609

Total Convertible Securities
(Cost $9,509)		10,381

Preferred Stocks – 2.9%
Banking – 0.3%
Bank of America
Series MER	34,500	847

Communications – 0.2%
US Cellular	32,000	797

Energy – 0.3%
Constellation Energy Group
Series A	25,000	646
Nexen
Series B ¬	10,600	262

		908

Finance – 0.8%
Bank of America
Series 5 ▼	93,000	1,686
Freddie Mac ●	39,322	40
Prudential Financial	25,000	664
Regions Financing Trust III	7,300	169
Royal Bank Scotland Group ¬	25,000	323

		2,882

Insurance – 0.7%
Aspen Insurance Holdings
Series A ¬	50,000	1,110
Endurance Specialty Holdings
Series A ¬	29,400	672
Renaissancere Holdings
Series D ¬ ▼	21,440	450

		2,232

Real Estate – 0.6%
American Home Mortgage Investments – REIT
Series B ¥ ●	10,000	—
Ashford Hospitality Trust — REIT
Series D	7,500	135
Duke Realty – REIT
Series O	36,600	900
First Industrial Realty Trust – REIT
Series J	14,000	236
Hospitality Properties Trust – REIT
Series C	20,000	425
National Retail Properties – REIT
Series C ▼	12,600	302

		1,998

Transportation – 0.0%
Delta Air Contingent Value ●	8,000	113

Total Preferred Stocks
(Cost $10,613)		9,777

Exchange-Traded Funds – 2.1%
PowerShares Emerging Markets Sovereign Debt Portfolio ▼	44,500	1,136
PowerShares Financial Preferred Portfolio ▼	65,000	1,060
SPDR Barclays Capital High Yield Bond Fund ▼	103,000	4,006
SPDR DB International Government Inflation-Protected Bond Fund	13,900	$776
SPDR S&P Homebuilders ▼	15,700	237

Total Exchange-Traded Funds
(Cost $6,624)		7,215

Closed-End Funds – 1.3%
DCA Total Return Fund	69,900	168
Franklin Templeton Limited Duration Income Trust	141,100	1,689
Highland Credit Strategies Fund	163,000	1,030
ING Clarion Global Real Estate Income Fund	65,000	414
Nuveen Equity Premium Opportunity Fund ▼	56,600	747
Nuveen Multi-Strategy Income and Growth Fund	72,000	539

Total Closed-End Funds
(Cost $4,239)		4,587

Common Stocks – 0.9%
Banking – 0.2%
Bank of America ▼	33,610	506

Basic Industry – 0.1%
Georgia Gulf ¥ ● ⊡	13,588	233
Nortek ●	1,000	35

		268

Communications – 0.0%
Viatel Holding Bermuda ¬ ¥ ● ⊡	1	—

Consumer Discretionary – 0.1%
Target	8,700	421

Energy – 0.3%
Pengrowth Energy Trust ¬ ▼	67,000	645
Provident Energy Trust ¬	22,000	148
TransCanada ¬ ▼	9,000	309

		1,102

Finance – 0.1%
Citigroup	54,153	179

Real Estate – 0.1%
Macerich – REIT ▼	10,941	394

Technology – 0.0%
Magnachip Semiconductor Escrow ● ⊡	22,874	9

Total Common Stocks
(Cost $3,291)		2,879

Asset-Backed Securities – 0.3%
Manufactured Housing – 0.0%
Green Tree Financial
Series 1998-1, Class A4
6.040%, 11/01/2029 ¥	$6	6

Other – 0.3%
Exum
Series 2007-1A, Class C
3.351%, 03/22/2014 Δ ■ ¥ ⊡	1,054	537
Series 2007-2A, Class C
3.751%, 06/22/2014 Δ ■ ¥ ⊡	1,080	563

		1,100

Total Asset-Backed Securities
(Cost $2,140)		1,106

Short-Term Investments – 3.1%
Money Market Fund – 3.0%
First American Prime Obligations Fund, Class Z
0.049% Å Ω	10,321,006	10,321

First American Funds 2009 Semiannual Report   21

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

High Income Bond Fund (concluded)
DESCRIPTION	PAR/SHARES	FAIR VALUE

U.S. Treasury Obligation – 0.1%
U.S. Treasury Bill
0.330%, 02/11/2010	$200	$200

Total Short-Term Investments
(Cost $10,521)		10,521

Investment Purchased with Proceeds from Securities Lending – 15.6%
Mount Vernon Securities Lending Prime Portfolio
0.213% Ω †
(Cost $52,985)	52,985,304	$52,985

Total Investments ▲ – 114.2%
(Cost $377,060)		388,935

Other Assets and Liabilities, Net – (14.2)%		(48,225)

Total Net Assets – 100.0%		$340,710

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the value of these investments was $115,272 or 33.8% of total net assets. See note 2 in Notes to Financial Statements.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of December 31, 2009, the fair value of foreign securities was $43,573 or 12.8% of total net assets.

ª	Security in default at December 31, 2009.

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $51,689 at December 31, 2009. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2009, the value of the fund’s investments considered to be illiquid was $1,730 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

●	Non-income producing security.

⊡	Security is internally fair valued. As of December 31, 2009, the fair value of these investments was $1,342 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $377,060. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$24,315
Gross unrealized depreciation	(12,440)

Unrealized appreciation	$11,875

REIT – Real Estate Investment Trust
High Income Bond Fund (concluded)

Inflation Protected Securities Fund
DESCRIPTION	PAR	FAIR VALUE

U.S. Government & Agency Securities – 87.1%
U.S. Treasuries – 84.7%
U.S. Treasury Bonds
2.375%, 01/15/2025 ◄	$12,013	$12,676
2.000%, 01/15/2026 ◄	4,112	4,129
2.375%, 01/15/2027 ◄	2,733	2,877
1.750%, 01/15/2028 ◄	258	247
3.625%, 04/15/2028 ◄ ▼	8,955	11,069
2.500%, 01/15/2029 ◄	906	972
3.875%, 04/15/2029 ◄	9,632	12,395
4.375%, 11/15/2039	250	239
U.S. Treasury Notes
3.500%, 01/15/2011 ◄	3,509	3,640
2.375%, 04/15/2011 ◄ ▼	10,728	11,045
1.125%, 01/15/2012 ▼	900	899
2.000%, 04/15/2012 ◄ ▼	533	557
3.000%, 07/15/2012 ◄ ▼	4,869	5,235
1.875%, 07/15/2013 ◄	4,649	4,897
2.000%, 01/15/2014 ◄ ▼	6,885	7,281
2.000%, 07/15/2014 ◄ ▼	6,996	7,411
2.375%, 10/31/2014 ▼	1,750	1,731
1.625%, 01/15/2015 ◄	5,038	5,239
1.875%, 07/15/2015 ◄	5,296	5,580
2.000%, 01/15/2016 ◄	3,812	4,026
2.500%, 07/15/2016 ◄	4,405	4,797
2.375%, 01/15/2017 ◄	3,596	3,884
2.625%, 07/15/2017 ◄	4,407	4,846
1.625%, 01/15/2018 ◄	1,032	1,056
1.375%, 07/15/2018 ◄	1,474	1,477
2.125%, 01/15/2019 ◄ ▼	3,358	3,561
1.875%, 07/15/2019 ◄	4,166	4,324

		126,090

U.S. Agency Debentures – 2.4%
Federal Home Loan Bank
2.000%, 11/09/2012 ▼	1,385	1,377
1.500%, 01/16/2013 ▼	760	750
Federal Home Loan Mortgage Corporation
1.375%, 01/09/2013	750	737
Federal National Mortgage Association
0.875%, 01/12/2012 ▼	765	759

		3,623

Total U.S. Government & Agency Securities
(Cost $128,414)		129,713

Corporate Bonds – 5.7%
Basic Industry – 1.6%
AK Steel
7.750%, 06/15/2012	200	202
FMG Finance
10.000%, 09/01/2013 ■ ¬	500	520
Georgia-Pacific
7.125%, 01/15/2017 ■	150	152
Griffin Coal Mining
9.500%, 12/01/2016 ▼ ■ ª ¬	200	118
Southern Copper
7.500%, 07/27/2035	950	941
USG
9.500%, 01/15/2018	100	103
Vedanta Resources
9.500%, 07/18/2018 ■ ¬	400	406

		2,442

The accompanying notes are an integral part of the financial statements.

22   First American Funds 2009 Semiannual Report

Inflation Protected Securities Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Capital Goods – 0.2%
Ball
7.125%, 09/01/2016	$225	$231

Consumer Non Cyclical – 0.3%
HCA
9.250%, 11/15/2016	100	108
Smithfield Foods
7.000%, 08/01/2011 ▼	275	274

		382

Electric – 0.1%
Majapahit Holding
7.750%, 01/20/2020 ▼ ■ ¬	200	210

Energy – 0.4%
Cloud Peak Energy Resources
8.250%, 12/15/2017 ■	200	200
Concho Resources
8.625%, 10/01/2017	200	210
Pacific Rubiales Energy
8.750%, 11/10/2016 ■ ¬	200	210

		620

Insurance – 1.2%
Allstate Life Global Funding Trust
Series MTN
0.870%, 03/01/2010 Δ	900	899
Pacific Life Global Funding
3.980%, 02/06/2016 ■ Δ	1,000	935

		1,834

Sovereigns – 1.4%
Australian Government
5.750%, 04/15/2012 ¬	AUD 800	735
Canadian Government
1.500%, 03/01/2012 ¬	CAD 800	763
Norwegian Government
6.500%, 05/15/2013 ¬	NOK 3,300	630

		2,128

Transportation – 0.5%
American Airlines
Series 2001-1, Class A-2
6.817%, 11/23/2012 ▼	$200	192
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	132	125
Series 2007-1, Class C
7.339%, 04/19/2014 ▼	200	182
Delta Airlines
Series 2001-1, Class B
7.711%, 03/18/2013 ▼	200	197

		696

Total Corporate Bonds
(Cost $8,577)		8,543

Asset-Backed Securities – 3.8%
Credit Cards – 0.8%
Discover Card Master Trust
Series 2007-C1, Class C1
0.553%, 01/15/2013 Δ	500	494
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.633%, 05/15/2014 ■ Δ	625	622

		1,116

Other – 3.0%
GMAC Commercial Mortgage Securities
Series 2003-C3, Class A2
4.223%, 04/10/2040	684	689
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,000	887
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ¥	1,670	833
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 ▼ Δ	1,245	1,069
Merrill Lynch Mortgage Trust
Series 2008-C1, Class A4
5.690%, 02/12/2051	380	333
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.902%, 02/15/2051 Δ ¥	1,000	433
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ¥	500	248

		4,492

Total Asset-Backed Securities
(Cost $7,247)		5,608

U.S. Government Agency Mortgage-Backed Security – 1.0%
Fixed Rate – 1.0%
Federal Home Loan Mortgage Corporation
3.000% 01/21/2014
(Cost $1,515)	1,510	1,512

Municipal Bond – 0.5%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950% 09/01/2016
(Cost $760)	760	727

Convertible Security – 0.1%
Consumer Non Cyclical – 0.1%
Bunge Limited
(Cost $195)	1,700	155

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security – 0.1%
Fixed Rate – 0.1%
Federal Home Loan Mortgage Corporation
Series 2763, Class TA
4.000% 03/15/2011
(Cost $125)	$125	127

Exchange-Traded Fund – 0.1%
iShares iBoxx $ High Yield Corporate Bond Fund ▼
(Cost $76)	1,000	88

Preferred Stock – 0.0%
Sovereign – 0.0%
Fannie Mae
Series S
(Cost $400)	16,000	18

Short-Term Investments – 1.1%
Money Market Fund – 0.9%
First American Prime Obligations Fund, Class Z
0.049% Å Ω	1,273,952	1,274

First American Funds 2009 Semiannual Report   23

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Inflation Protected Securities Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

U.S. Treasury Obligations – 0.2%
U.S. Treasury Bills ☐
0.223%, 02/11/2010	$330	$330
0.109%, 05/06/2010	30	30
0.169%, 06/03/2010	60	60

		420

Total Short-Term Investments
(Cost $1,694)		1,694

Investment Purchased with Proceeds from Securities Lending – 31.9%
Mount Vernon Securities Lending Prime Portfolio 0.213% Ω †
(Cost $47,489)	47,488,709	47,489

Total Investments ▲ – 131.4%
(Cost $196,492)		195,674

Other Assets and Liabilities, Net – (31.4)%		(46,708)

Total Net Assets – 100.0%		$148,966

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $46,419 at December 31, 2009. See note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the fair value of these investments was $3,373 or 2.3% of total net assets. See note 2 in Notes to Financial Statements.

ª	Security in default at December 31, 2009.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

¬	Foreign security fair values are stated in U.S. Dollars. For debt securities, principal amounts are denominated in U.S. Dollars unless otherwise noted. As of December 31, 2009, the fair value of foreign securities was $3,592 or 2.4% of total net assets.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $1,514 or 1.0% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $196,492. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$2,580
Gross unrealized depreciation	(3,398)

Unrealized depreciation	$(818)

Inflation Protected Securities Fund (concluded)

Schedule of Open Futures Contracts

		Number of	Notional	Unrealized
	Settlement	Contracts	Contract	Appreciation
Description	Month	Purchased	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	March 2010	19	$4,109	$1
U.S. Treasury 5 Year Note Futures	March 2010	7	801	(15)
U.S. Treasury 10 Year Note Futures	March 2010	46	5,311	(111)
U.S. Treasury Long Bond Futures	March 2010	39	4,500	(163)

				$(288)

Credit Default Swap Agreement

Credit Default Swap on Credit Indices

Sell Protection1

	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[2]	Appreciation

UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	$1,300	$66

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Receive	1.255%	11/03/11	$4,000	$(5)
UBS	3-Month LIBOR	Receive	1.358%	09/25/11	4,000	(27)
UBS	3-Month LIBOR	Receive	3.001%	08/03/14	2,000	(31)
UBS	3-Month LIBOR	Receive	4.045%	11/14/18	1,000	(22)
UBS	3-Month LIBOR	Receive	3.460%	09/15/19	1,000	29

						$(56)

The accompanying notes are an integral part of the financial statements.

24   First American Funds 2009 Semiannual Report

Intermediate Government Bond Fund
DESCRIPTION	PAR	FAIR VALUE

U.S. Government & Agency Securities – 88.8%
U.S. Agency Debentures – 42.9%
Federal Farm Credit Bank
2.250%, 07/01/2010	$1,365	$1,378
5.250%, 09/13/2010	1,000	1,031
5.750%, 01/18/2011	1,800	1,896
4.875%, 02/18/2011	1,000	1,047
3.875%, 08/25/2011 ▼	3,600	3,763
2.250%, 04/24/2012	905	920
2.125%, 06/18/2012	1,130	1,144
4.500%, 10/17/2012	1,565	1,677
1.875%, 12/07/2012	2,035	2,035
3.875%, 10/07/2013	1,350	1,427
2.625%, 04/17/2014	1,400	1,395
3.000%, 09/22/2014	700	702
4.875%, 01/17/2017	1,025	1,091
Federal Home Loan Bank
4.875%, 03/12/2010	870	878
5.125%, 09/10/2010	900	929
4.250%, 06/10/2011	1,500	1,567
1.875%, 06/20/2012	2,000	2,014
1.750%, 08/22/2012	1,025	1,026
1.625%, 09/26/2012	515	513
1.500%, 01/16/2013 ▼	1,000	986
Federal Home Loan Mortgage Corporation
1.375%, 01/09/2013	2,100	2,064
Federal National Mortgage Association
0.875%, 01/12/2012 ▼	1,000	992
Tennessee Valley Authority
0.805%, 01/15/2010 ¤	1,135	1,135
5.625%, 01/18/2011	2,000	2,104
6.790%, 05/23/2012	3,175	3,557
6.000%, 03/15/2013	2,725	3,049

		40,320

U.S. Treasuries – 45.9%
U.S. Treasury Bonds
8.750%, 05/15/2017	1,135	1,534
9.125%, 05/15/2018 ▼	560	786
9.000%, 11/15/2018	1,125	1,580
8.875%, 02/15/2019	830	1,160
8.125%, 08/15/2019	1,105	1,487
8.500%, 02/15/2020 ▼	1,250	1,732
8.750%, 08/15/2020	2,850	4,032
U.S. Treasury Notes
0.875%, 04/15/2010 ◄	285	286
3.375%, 07/31/2013	4,215	4,425
4.750%, 05/15/2014 ▼	9,050	9,958
2.375%, 08/31/2014 ▼	9,120	9,053
4.250%, 11/15/2014 ▼	2,000	2,154
7.500%, 11/15/2016 ▼	2,265	2,854
4.250%, 11/15/2017	1,355	1,420
3.875%, 05/15/2018	750	762

		43,223

Total U.S. Government & Agency Securities
(Cost $82,720)		83,543

Asset-Backed Securities – 5.1%
Automotive – 2.1%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	500	505
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	500	501
Ford Credit Auto Owner Trust
Series 2009-D, Class A2
1.210%, 01/15/2012	500	501
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	500	503

		2,010

Other – 3.0%
Bear Stearns Commercial Mortgage Securities
Series 2005-T20, Class A4A
5.149%, 10/12/2042	550	540
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD5, Class A4
5.886%, 11/15/2044	550	492
Commercial Mortgage Pass-Through Certificates
Series 2005-LP5, Class A4
4.982%, 05/10/2043	550	546
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	500	464
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	754	786

		2,828

Total Asset-Backed Securities
(Cost $4,805)		4,838

U.S. Government Agency Mortgage-Backed Securities – 2.8%
Adjustable Rate Δ – 1.7%
Federal National Mortgage Association Pool
4.622%, 03/01/2035, #819652	777	803
3.092%, 07/01/2036, #886034	751	784

		1,587

Fixed Rate – 1.1%
Federal Home Loan Mortgage Corporation
2.000%, 11/05/2012	1,000	998

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $2,582)		2,585

Corporate Bonds – 1.1%
Finance – 1.1%
GMAC
1.750%, 10/30/2012	510	507
Private Export Funding
3.050%, 10/15/2014	550	546

Total Corporate Bonds
(Cost $1,059)		1,053

First American Funds 2009 Semiannual Report   25

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Government Bond Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security – 1.1%
Fixed Rate – 1.1%
Federal Home Loan Mortgage Corporation
Series 2629, Class BO
3.250% 03/15/2018
(Cost $1,009)	$990	$1,011

Short-Term Investments – 0.3%
Money Market Fund – 0.2%
First American U.S. Treasury Money Market Fund, Class Z
0.000% Å Ω	243,006	243

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills ☐
0.078%, 02/11/2010	$60	60
0.180%, 02/25/2010	20	20

		80

Total Short-Term Investments
(Cost $323)		323

Investment Purchased with Proceeds from Securities Lending – 34.7%
Mount Vernon Securities Lending Prime Portfolio
0.213%, Ω †
(Cost $32,619)	32,618,998	32,619

Total Investments ▲ – 133.9%
(Cost $125,117)		125,972

Other Assets and Liabilities, Net – (33.9)%		(31,860)

Total Net Assets – 100.0%		$94,112

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $31,865 at December 31, 2009. See note 2 in Notes to Financial Statements.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the fair value of these investments was $1,006 or 1.1% of total net assets. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
Intermediate Government Bond Fund (concluded)

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $125,117. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,462
Gross unrealized depreciation	(607)

Net unrealized appreciation	$855

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	March 2010	58	$12,543	$49
U.S. Treasury 5 Year Note Futures	March 2010	(29)	(3,317)	(55)
U.S. Treasury 10 Year Note Futures	March 2010	9	1,039	(4)
U.S. Treasury Long Bond Futures	March 2010	4	462	(17)

				$(27)

The accompanying notes are an integral part of the financial statements.

26   First American Funds 2009 Semiannual Report

Intermediate Term Bond Fund
DESCRIPTION	PAR	FAIR VALUE

Corporate Bonds – 57.0%
Banking – 9.9%
Bank of America
5.750%, 12/01/2017 ▼	$4,015	$4,111
5.650%, 05/01/2018 ▼	5,745	5,835
8.000%, 12/29/2049 Δ	4,310	4,149
Citigroup
5.500%, 10/15/2014	2,935	2,972
6.125%, 11/21/2017	4,590	4,627
6.125%, 05/15/2018	1,100	1,106
8.500%, 05/22/2019	3,000	3,464
Citigroup Capital XXI
8.300%, 12/21/2077 Δ	1,475	1,420
Comerica Bank
5.750%, 11/21/2016	3,245	3,140
Credit Suisse New York
5.500%, 05/01/2014 ¬	2,825	3,066
Deutsche Bank
3.875%, 08/18/2014 ¬	3,205	3,273
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	1,495	1,539
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,250	1,255
JPMorgan Chase
4.650%, 06/01/2014	2,755	2,902
5.150%, 10/01/2015	3,290	3,407
Series 1
7.900%, 04/29/2049 Δ	4,085	4,214
JPMorgan Chase Capital XXII
Series V
6.450%, 02/02/2037	1,750	1,606
KeyCorp
6.500%, 05/14/2013	1,000	1,032
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	975	1,123
North Fork Bancorp
5.875%, 08/15/2012	3,130	3,248
Royal Bank of Scotland
6.400%, 10/21/2019 ▼ ¬	1,000	997
Sovereign Bank
8.750%, 05/30/2018	2,040	2,357
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	1,170	915
Wachovia
5.750%, 06/15/2017 ▼	1,450	1,508
Wells Fargo
4.375%, 01/31/2013	1,840	1,911
Series I
3.750%, 10/01/2014	3,135	3,126
Series K
7.980%, 03/29/2049 Δ	3,365	3,373
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	3,545	3,439
Wells Fargo Capital XV
9.750%, 12/29/2049 ▼ Δ	1,760	1,883

		76,998

Basic Industry – 3.2%
Arcelormittal
5.375%, 06/01/2013 ¬	7,835	8,268
Celulosa Arauco Constitucion
5.625%, 04/20/2015 ¬	2,000	2,091
E.I. Du Pont de Nemours
5.000%, 01/15/2013	1,315	1,408
Incitec Pivot Finance
6.000%, 12/10/2019 ■	2,255	2,231
Newmont Mining
5.125%, 10/01/2019	3,720	3,722
Rio Tinto Financial
5.875%, 07/15/2013 ▼ ¬	3,300	3,561
U.S. Steel
7.000%, 02/01/2018	1,750	1,714
Vale Overseas
6.250%, 01/11/2016 ¬	1,415	1,482

		24,477

Brokerage – 4.9%
Goldman Sachs Capital II
5.793%, 12/31/2049 Δ	1,165	903
Goldman Sachs Group
6.150%, 04/01/2018	11,900	12,739
7.500%, 02/15/2019	1,525	1,778
Merrill Lynch
6.050%, 05/16/2016	4,625	4,667
Series MTN
6.150%, 04/25/2013	1,860	1,991
6.400%, 08/28/2017	1,500	1,578
Morgan Stanley
5.375%, 10/15/2015	6,550	6,768
Series MTN
6.625%, 04/01/2018	6,700	7,243

		37,667

Capital Goods – 1.3%
Boeing
6.000%, 03/15/2019	2,670	2,898
4.875%, 02/15/2020	1,850	1,855
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	2,565	2,966
John Deere Capital
Series MTN
4.500%, 04/03/2013	1,990	2,089

		9,808

Communications – 6.3%
AT&T
5.800%, 02/15/2019 ▼	3,350	3,571
British Sky Broadcasting
6.100%, 02/15/2018 ▼ ¬ ■	1,845	1,955
British Telecom
5.950%, 01/15/2018 ▼ ¬	2,415	2,455
Comcast
6.300%, 11/15/2017	6,315	6,910
Deutsche Telekom
5.875%, 08/20/2013 ¬	6,560	7,099
DirecTV Holdings
5.875%, 10/01/2019 ■	2,820	2,868
Embarq
7.082%, 06/01/2016 ▼	1,170	1,292
News America
5.650%, 08/15/2020 ▼ ■	2,000	2,083
Rogers Communications
6.800%, 08/15/2018 ¬	1,390	1,557
Telecom Italia Capital
7.175%, 06/18/2019 ¬	2,570	2,865
Time Warner Cable
8.250%, 02/14/2014	2,000	2,337
6.750%, 07/01/2018 ▼	2,025	2,225

First American Funds 2009 Semiannual Report   27

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Verizon Communications
5.250%, 04/15/2013 ▼	$4,905	$5,288
8.750%, 11/01/2018 ▼	3,270	4,084
Vodafone Group
5.450%, 06/10/2019 ▼ ¬	1,950	2,019

		48,608

Consumer Cyclical – 3.3%
American Honda Finance
Series MTN
4.625%, 04/02/2013 ■	3,660	3,760
Home Depot
5.875%, 12/16/2036	1,775	1,713
McDonald’s
Series MTN
5.350%, 03/01/2018	1,740	1,866
Target
5.125%, 01/15/2013	6,025	6,542
Viacom
5.625%, 09/15/2019 ▼	5,000	5,221
Whirlpool
Series MTN
5.500%, 03/01/2013	3,165	3,259
Yum! Brands
8.875%, 04/15/2011	2,740	2,965

		25,326

Consumer Non Cyclical – 6.2%
Altria Group
9.700%, 11/10/2018 ▼	3,000	3,709
Anheuser-Busch InBev
7.750%, 01/15/2019 ■	3,450	4,039
Baxter International
4.500%, 08/15/2019	1,500	1,501
ConAgra Foods
5.875%, 04/15/2014	2,595	2,828
Covidien International
5.450%, 10/15/2012 ¬	2,240	2,424
Express Scripts
6.250%, 06/15/2014	3,000	3,273
Genentech
4.750%, 07/15/2015	1,650	1,766
General Mills
5.650%, 02/15/2019	6,085	6,454
Kellogg
4.450%, 05/30/2016	2,620	2,698
Kraft Foods
6.500%, 08/11/2017	1,225	1,329
Lorillard Tobacco
8.125%, 06/23/2019 ▼	1,815	1,995
Reynolds American
7.625%, 06/01/2016	5,000	5,451
Roche Holdings
6.000%, 03/01/2019 ■	2,100	2,308
Schering-Plough
5.300%, 12/01/2013	4,595	5,050
UnitedHealth Group
4.875%, 02/15/2013	2,965	3,102

		47,927

Electric – 2.3%
FirstEnergy Solutions
6.050%, 08/15/2021	500	504
MidAmerican Energy Holdings
5.875%, 10/01/2012	3,445	3,752
National Rural Utilities
10.375%, 11/01/2018	3,100	4,108
Ohio Power
Series K
6.000%, 06/01/2016	2,100	2,226
PPL Energy Supply
6.300%, 07/15/2013	2,000	2,154
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ¬ ■	1,115	1,061
Virginia Electric Power
5.950%, 09/15/2017	3,780	4,096

		17,901

Energy – 5.4%
Anadarko Petroleum
5.950%, 09/15/2016	4,000	4,327
Canadian National Resources
5.900%, 02/01/2018 ¬	660	709
Cenovus Energy
5.700%, 10/15/2019 ¬ ■	2,870	2,994
ConocoPhillips
6.000%, 01/15/2020 ▼	3,280	3,634
Dolphin Energy
5.888%, 06/15/2019 ¬ ■	1,980	2,000
Hess
8.125%, 02/15/2019 ▼	2,750	3,316
Marathon Oil
5.900%, 03/15/2018	1,420	1,496
7.500%, 02/15/2019	2,060	2,378
Nexen
5.650%, 05/15/2017 ¬	4,180	4,347
Suncor Energy
6.100%, 06/01/2018 ▼ ¬	1,275	1,368
Talisman Energy
7.750%, 06/01/2019 ¬	2,500	2,936
Weatherford International
5.950%, 06/15/2012	3,690	3,949
Woodside Finance
4.500%, 11/10/2014 ¬ ■	1,880	1,897
XTO Energy
4.625%, 06/15/2013 ▼	3,000	3,190
5.650%, 04/01/2016	3,295	3,601

		42,142

Finance – 5.3%
American Express
7.250%, 05/20/2014 ▼	4,125	4,655
American Express Centurion
Series BKNT
5.550%, 10/17/2012	2,035	2,176
American Express Credit
Series C
7.300%, 08/20/2013	2,405	2,703
Capital One Bank USA
8.800%, 07/15/2019 ▼	3,140	3,710
Capital One Financial
6.150%, 09/01/2016	1,775	1,783
Countrywide Financial
6.250%, 05/15/2016	2,395	2,436
Credit Agricole
6.637%, 05/29/2049 Δ ¬ ■	1,330	1,077
General Electric Capital
4.800%, 05/01/2013 ▼	6,235	6,517
Series A
3.750%, 11/14/2014	2,500	2,496
Series MTN
5.625%, 09/15/2017	3,955	4,075

The accompanying notes are an integral part of the financial statements.

28   First American Funds 2009 Semiannual Report

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

International Lease Finance
6.375%, 03/25/2013 ▼	$2,635	$2,167
Private Export Funding
3.050%, 10/15/2014	575	571
Rockies Express Pipeline
6.850%, 07/15/2018 ■	2,000	2,210
Transcapitalinvest
5.670%, 03/05/2014 ¬ ■	4,125	4,156

		40,732

Industrial Other – 0.6%
Johnson Controls
5.250%, 01/15/2011 ▼	4,720	4,953

Insurance – 3.2%
Allied World Assurance
7.500%, 08/01/2016 ¬	3,040	3,246
American International Group
8.250%, 08/15/2018	3,000	2,817
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,055	2,975
Lincoln National
8.750%, 07/01/2019 ▼	2,720	3,108
Met Life Global Funding I
5.125%, 04/10/2013 ■	3,730	3,951
MetLife
7.717%, 02/15/2019 ▼	1,170	1,375
Pacific Life Global Funding
5.150%, 04/15/2013 ■	2,205	2,304
Prudential Financial
5.100%, 09/20/2014	3,235	3,373
ZFS Finance USA Trust V
6.500%, 05/09/2067 Δ ■	1,530	1,293

		24,442

Natural Gas – 0.3%
Kinder Morgan Energy Partners
5.000%, 12/15/2013	2,560	2,687

Other Utility – 0.2%
American Water Capital
6.085%, 10/15/2017	1,420	1,484

Real Estate – 1.3%
Health Care – REIT
5.875%, 05/15/2015	3,775	3,696
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	3,190	3,114
Prologis 2006 – REIT
5.750%, 04/01/2016	3,525	3,311

		10,121

Sovereign – 0.2%
United Mexican States
5.625%, 01/15/2017 ¬	1,400	1,459

Technology – 0.7%
Chartered Semiconductor
5.750%, 08/03/2010 ¬	1,500	1,499
Computer Sciences
6.500%, 03/15/2018	3,490	3,809

		5,308

Transportation – 2.4%
AEP Texas Central
Series A-2
4.980%, 07/01/2015	9,685	10,262
CSX
6.250%, 03/15/2018	3,465	3,731
Erac USA Finance
6.375%, 10/15/2017 ■	1,445	1,460
Union Pacific
5.750%, 11/15/2017	3,320	3,503

		18,956

Total Corporate Bonds
(Cost $413,087)		440,996

Asset-Backed Securities – 22.1%
Automotive – 4.6%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	3,000	3,027
Bank of America Auto Trust
Series 2009-2A, Class A2
1.160%, 02/15/2012 ■	2,635	2,641
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.940%, 07/15/2012	2,499	2,545
Series 2007-2, Class A3
4.890%, 01/15/2012	1,075	1,090
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	4,000	4,129
Harley-Davidson Motorcycle Trust
Series 2005-4, Class A2
4.850%, 06/15/2012	1,612	1,637
Hertz Vehicle Financing
Series 2009-2A, Class A1
4.260%, 03/25/2014 ■	5,000	4,983
Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ■	3,375	3,396
Nissan Auto Receivables Owner Trust
Series 2007-B, Class A4
5.160%, 03/15/2014	5,500	5,762
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%, 02/15/2012	1,804	1,825
Series 2007-1, Class A3
5.430%, 10/15/2011	502	507
Series 2007-2, Class A3
4.900%, 02/15/2012	353	357
Series 2008-1, Class A3
4.160%, 04/16/2012	1,315	1,335
Wachovia Auto Loan Owner Trust
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	1,304	1,318
World Omni Auto Receivables Trust
Series 2007-B, Class A3A
5.280%, 01/17/2012	575	584

		35,136

Credit Cards – 6.0%
American Express Issuance Trust
Series 2005-1, Class C
1.525%, 08/15/2011 Δ	1,930	1,907
Bank of America Credit Card Trust
Series 2007-A8, Class A8
5.590%, 11/17/2014	5,855	6,270
Series 2008-A1, Class A1
0.813%, 04/15/2013 Δ	2,500	2,494

First American Funds 2009 Semiannual Report   29

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.083%, 12/15/2013 Δ ■	$2,910	$2,904
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	2,500	2,530
Series 2008-3A, Class A3
5.050%, 02/15/2016	4,795	5,146
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	3,000	3,119
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	11,195	11,783
Discover Card Master Trust
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,530	3,794
Series 2007-C1, Class C1
0.553%, 01/15/2013 Δ	1,940	1,918
Washington Mutual Master Note Trust
Series 2007-A1, Class A1
0.263%, 03/17/2014 Δ ■	3,750	3,746
Series 2007-C1, Class C1
0.633%, 05/15/2014 Δ ■	795	791

		46,402

Equipment Leases – 0.9%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	2,236	2,276
GE Equipment Small Ticket
Series 2009-1, Class A1
0.382%, 11/15/2010 ■	4,763	4,765

		7,041

Home Equity – 0.3%
Amresco Residential Security Mortgage
Series 1997-3, Class A9
6.960%, 03/25/2027 ¥	28	27
Contimortgage Home Equity Loan Trust
Series 1997-2, Class A9
7.900%, 04/15/2028 ¥	21	20
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	3,373	2,502

		2,549

Manufactured Housing – 0.3%
Green Tree Financial
Series 1996-9, Class A5
7.200%, 01/15/2028 ¥	90	90
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	1,473	1,500
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	1,041	1,033

		2,623

Other – 8.6%
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	4,000	3,920
Series 2007-PW15, Class A2
5.205%, 02/11/2044	3,605	3,652
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ¥	1,470	358
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ ¥	2,145	994
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	2,340	2,391
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ¬ ■ ¥	2,348	1,742
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	5,040	4,955
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,465	3,500
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	1,870	1,877
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ¥	2,345	1,170
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	3,845	3,896
Series 2006-RR2, Class A1
5.681%, 06/23/2046 ■ ¥	2,233	681
Series 2007-GG10, Class A4
5.805%, 08/10/2045	6,000	5,152
JPMorgan Chase Commercial Mortgage Securities
Series 2009-IWST, Class A2
5.633%, 12/05/2019 Δ ■	4,400	4,359
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.131%, 07/12/2038 ¥ Δ	1,455	763
RBSSP Resecuritization Trust
Series 2009-11, Class 4A1
1.981%, 12/26/2037 Δ ■	1,421	1,429
Series 2009-11, Class 5A1
0.311%, 06/26/2037 Δ ■	1,715	1,672
Series 2009-13, Class 5A1
0.331%, 11/25/2036 ■	3,790	3,615
Series 2009-8, Class 3A1
0.371%, 03/26/2037 Δ ■	1,937	1,868
Series 2009-9, Class 9A1
0.451%, 09/26/2037 Δ ■	3,634	3,365
Small Business Administration
Series 2006-P10A, Class 1
5.408%, 02/10/2016	4,145	4,396
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	5,940	5,739
Series 2007-C33, Class AJ
5.901%, 02/15/2051 Δ ¥	2,315	1,002
Series 2007-C34, Class A2
5.569%, 05/15/2046	3,830	3,903
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ¥	505	250

		66,649

Utilities – 1.4%
CenterPoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2017	5,571	5,834

The accompanying notes are an integral part of the financial statements.

30   First American Funds 2009 Semiannual Report

Intermediate Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

PG&E Energy Recovery Funding
Series 2005-1, Class A3
4.140%, 09/25/2012	$4,725	$4,800

		10,634

Total Asset-Backed Securities
(Cost $175,510)		171,034

U.S. Government & Agency Securities – 6.7%
U.S. Agency Debentures – 1.9%
Federal Agricultural Mortgage Corporation
5.500%, 07/15/2011 ▼ ■	13,900	14,677

U.S. Treasuries – 4.8%
U.S. Treasury Note
0.875%, 02/28/2011 ▼	5,360	5,373
0.875%, 05/31/2011 ▼	16,550	16,570
1.000%, 08/31/2011	2,680	2,681
1.375%, 10/15/2012 ▼	3,950	3,928
2.625%, 06/30/2014 ▼	3,090	3,113
2.375%, 08/31/2014 ▼	1,905	1,891
3.625%, 08/15/2019 ▼	3,360	3,303

		36,859

Total U.S. Government & Agency Securities
(Cost $50,796)		51,536

U.S. Government Agency Mortgage-Backed Securities – 6.5%
Adjustable Rate Δ – 3.8%
Federal Home Loan Mortgage Corporation Pool
3.505%, 01/01/2028, # 786281	740	753
3.529%, 04/01/2029, # 847190	965	987
3.433%, 10/01/2030, # 847209	2,552	2,606
3.671%, 05/01/2031, # 847161	897	918
3.582%, 09/01/2033, # 847210	2,293	2,349
Federal National Mortgage Association Pool
3.332%, 09/01/2033, # 725111	1,398	1,427
4.622%, 03/01/2035, # 819652	5,165	5,335
2.501%, 12/01/2035, # 848390	2,107	2,119
3.092%, 07/01/2036, # 886034	5,557	5,801
2.985%, 09/01/2036, # 995949	3,545	3,702
2.994%, 12/01/2039 «	3,410	3,524

		29,521

Fixed Rate – 2.7%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	2,170	2,273
Federal National Mortgage Association Pool
4.000%, 07/01/2018, # 357414	6,239	6,397
4.000%, 05/01/2020, # AD0107	6,103	6,237
4.000%, 03/01/2022, # 890134	5,971	6,103

		21,010

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $50,478)		50,531

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 2.6%
Fixed Rate – 2.6%
Federal Home Loan Mortgage Corporation
Series 1167, Class E
7.500%, 11/15/2021	17	17
Series 1286, Class A
6.000%, 05/15/2022	46	49
Series 2750, Class HE
5.000%, 02/15/2019	5,930	6,288
Series 2763, Class TA
4.000%, 03/15/2011	2,434	2,468
Series 2780, Class QC
4.500%, 03/15/2017	6,447	6,603
Series 3555, Class EA
4.000%, 12/15/2014	4,833	4,996
Federal National Mortgage Association
Series 1990-89, Class K
6.500%, 07/25/2020	13	14

Total Collateralized Mortgage Obligation — U.S. Government Agency Mortgage-Backed Securities
(Cost $19,605)		20,435

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 1.7%
Adjustable RateΔ – 1.4%
CS First Boston Mortgage Securities
Series 2003-AR24, Class 2A4
3.377%, 10/25/2033	5,528	4,604
Structured Mortgage Loan Trust
Series 2004-11, Class A
3.453%, 08/25/2034	264	200
Wells Fargo Mortgage Backed Securities Trust
Series 2003-J, Class 2A5
4.435%, 10/25/2033	4,102	4,003
Series 2005-AR13, Class A1
5.312%, 05/25/2035	2,598	2,224

		11,031

Fixed Rate – 0.3%
Banc of America Mortgage Securities
Series 2005-5, Class 1A21
5.000%, 06/25/2035	12	12
Countrywide Alternative Loan Trust
Series 2004-2CB, Class 1A1
4.250%, 03/25/2034	920	876
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,407	1,135
Westam Mortgage Financial
Series 11, Class A
6.360%, 08/26/2020 ¥	20	20

		2,043

Total Collateralized Mortgage Obligation — Private Mortgage-Backed Securities
(Cost $13,986)		13,074

Municipal Bond – 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950% 09/01/2016
(Cost $1,620)	1,620	1,549

Preferred Stock – 0.0%
Sovereign – 0.0%
Fannie Mae
Series S
(Cost $2,472)	104,000	114

First American Funds 2009 Semiannual Report   31

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Intermediate Term Bond Fund (continued)
DESCRIPTION	SHARES/PAR	FAIR VALUE

Short-Term Investments – 3.4%
Money Market Fund – 3.3%
First American Prime Obligations Fund, Class Z
0.049% Å Ω	25,275,857	$25,276

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills ☐
0.289%, 02/11/2010	$820	820
0.169%, 06/03/2010	255	254

		1,074

Total Short-Term Investments
(Cost $26,350)		26,350

Investment Purchased with Proceeds from Securities Lending – 14.6%
Mount Vernon Securities Lending Prime Portfolio
0.213% Ω†
(Cost $112,730)	112,730,174	112,730

Total Investments – 114.8%
(Cost $866,634)		888,349

Other Assets and Liabilities, Net – (14.8)%		(114,811)

Total Net Assets – 100.0%		$773,538

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $109,727 at December 31, 2009. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of December 31, 2009, the fair value of foreign securities was $73,603 or 9.5% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the value of these investments was $114,939 or 14.9% of total net assets. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $7,117 or 0.9% of total net assets. See note 2 in notes to Financial Statements.

«	Security purchased on a when-issued basis. On December 31, 2009 the total cost of investments purchased on a when-issued basis was $3,522 or 0.5% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
Intermediate Term Bond Fund (concluded)

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $866,634. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$36,235
Gross unrealized depreciation	(14,520)

Net unrealized appreciation	$21,715

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	March 2010	397	$85,857	$(420)
U.S. Treasury 5 Year Note Futures	March 2010	233	26,651	(481)
U.S. Treasury 10 Year Note Futures	March 2010	57	6,581	(131)
U.S. Treasury Long Bond Futures	March 2010	(32)	(3,692)	118

				$(914)

Credit Default Swap Agreement

Credit Default Swap on Credit Indices

Sell Protection1

		Receive
	Reference	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Date	Amount[2]	Appreciation

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013	$3,770	$287

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Receive	1.255%	11/03/2011	$20,000	$(24)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	19,000	(127)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	8,000	(159)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	4,000	(87)
UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	4,000	113

						$(284)

The accompanying notes are an integral part of the financial statements.

32   First American Funds 2009 Semiannual Report

Short Term Bond Fund
DESCRIPTION	PAR	FAIR VALUE

Corporate Bonds – 39.8%
Banking – 8.7%
Bank of America
7.800%, 02/15/2010	$2,500	$2,518
2.100%, 04/30/2012 ▼	1,500	1,514
Bank One
7.875%, 08/01/2010	2,700	2,815
BB&T
5.700%, 04/30/2014	1,000	1,083
Series MTN
3.850%, 07/27/2012	260	269
Citigroup
2.125%, 04/30/2012	1,500	1,516
5.300%, 10/17/2012 ▼	2,500	2,605
5.850%, 07/02/2013	1,000	1,039
5.500%, 10/15/2014	2,000	2,025
Credit Suisse
4.875%, 08/15/2010	1,500	1,541
Credit Suisse New York
5.500%, 05/01/2014 ¬	1,000	1,085
Deutsche Bank
3.875%, 08/18/2014 ¬	2,000	2,042
European Investment Bank
1.750%, 09/14/2012	5,000	4,984
Fifth Third Bank
Series BKNT
4.200%, 02/23/2010	1,000	1,004
HSBC Finance
6.750%, 05/15/2011	2,345	2,478
JPMorgan Chase
2.200%, 06/15/2012	1,500	1,521
5.125%, 09/15/2014	2,000	2,109
3.700%, 01/20/2015 ▼	2,000	2,006
Key Bank
3.200%, 06/15/2012	1,500	1,557
KeyCorp
Series MTN
6.500%, 05/14/2013	1,000	1,032
KFW
Series GMTN
4.750%, 05/15/2012 ¬	5,000	5,357
National City
4.000%, 02/01/2011 ▼	1,000	1,019
Royal Bank of Scotland
4.875%, 08/25/2014 ▼ ¬ ■	1,900	1,926
Wells Fargo
Series AI
4.750%, 02/09/2015	2,000	2,040
Series I
3.750%, 10/01/2014	2,000	1,994

		49,079

Basic Industry – 2.4%
Arcelormittal
5.375%, 06/01/2013 ¬	1,900	2,005
BHP Billiton Finance
5.500%, 04/01/2014 ¬	1,000	1,097
Dow Chemical
4.850%, 08/15/2012	1,000	1,051
E. I. du Pont de Nemours
3.250%, 01/15/2015	2,600	2,576
Georgia-Pacific
8.125%, 05/15/2011	500	525
Noranda
7.250%, 07/15/2012 ¬	2,000	2,158
Potash Corporation of Saskatchewan
3.750%, 09/30/2015 ¬	1,500	1,493
Rio Tinto Financial
8.950%, 05/01/2014 ¬	1,000	1,198
United States Steel
5.650%, 06/01/2013	1,000	995
Vedanta Resources
9.500%, 07/18/2018 ¬ ■	420	426

		13,524

Brokerage – 2.4%
Goldman Sachs Group
6.875%, 01/15/2011	3,000	3,181
1.625%, 07/15/2011 ▼	1,580	1,594
3.625%, 08/01/2012 ▼	1,625	1,674
Merrill Lynch
5.450%, 02/05/2013	1,250	1,315
Morgan Stanley
4.000%, 01/15/2010 ▼	2,000	2,002
2.250%, 03/13/2012	1,525	1,549
4.200%, 11/20/2014	2,000	2,001

		13,316

Capital Goods – 0.5%
Case New Holland
7.750%, 09/01/2013 ▼ ■	1,000	1,022
Northrop Grumman
3.700%, 08/01/2014	1,707	1,714

		2,736

Communications – 4.2%
American Tower
4.625%, 04/01/2015 ■	2,000	2,023
AT&T
7.300%, 11/15/2011	1,500	1,652
6.700%, 11/15/2013	2,000	2,256
British Telecom
5.150%, 01/15/2013 ¬	1,000	1,043
Comcast
5.300%, 01/15/2014	1,000	1,067
Deutsche Telekom
5.875%, 08/20/2013 ¬	2,000	2,164
DirecTV Holdings
7.625%, 05/15/2016	1,000	1,092
News America
5.300%, 12/15/2014 ▼	1,000	1,081
Sprint Capital
8.375%, 03/15/2012	2,000	2,070
TCM Sub
3.550%, 01/15/2015 ■	1,000	980
Telecom Italia Capital
4.950%, 09/30/2014 ¬	1,540	1,596
Time Warner Cable
5.400%, 07/02/2012	1,250	1,336
8.250%, 02/14/2014	1,025	1,198
Verizon New England
6.500%, 09/15/2011	1,500	1,599
Verizon Wireless
3.750%, 05/20/2011	1,000	1,031
Vodafone Airtouch
7.750%, 02/15/2010 ¬	1,500	1,511

		23,699

First American Funds 2009 Semiannual Report   33

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Consumer Cyclical – 1.9%
Best Buy
6.750%, 07/15/2013	$1,000	$1,099
Home Depot
5.250%, 12/16/2013	2,000	2,141
Macy’s Retail Holdings
5.350%, 03/15/2012	1,700	1,736
Staples
9.750%, 01/15/2014 ▼	1,000	1,219
Target
4.000%, 06/15/2013	1,000	1,042
Viacom
4.375%, 09/15/2014 ▼	1,000	1,031
Whirlpool
8.000%, 05/01/2012	1,000	1,083
Yum! Brands
8.875%, 04/15/2011	1,260	1,363

		10,714

Consumer Non Cyclical – 5.9%
Altria Group
8.500%, 11/10/2013 ▼	2,000	2,311
Anheuser-Busch InBev
3.000%, 10/15/2012 ■	750	753
7.200%, 01/15/2014 ■	1,000	1,134
Boston Scientific
4.500%, 01/15/2015	1,000	1,002
CareFusion
4.125%, 08/01/2012 ■	600	619
ConAgra Foods
5.875%, 04/15/2014	1,950	2,125
Covidien International
5.150%, 10/15/2010 ¬	3,000	3,093
Dr. Pepper Snapple Group
2.350%, 12/21/2012	870	871
Eli Lilly & Co.
3.550%, 03/06/2012	1,000	1,041
Express Scripts
5.250%, 06/15/2012 ▼	1,000	1,062
Genentech
4.750%, 07/15/2015	2,000	2,141
Kraft Foods
5.625%, 11/01/2011	1,500	1,593
6.000%, 02/11/2013	1,500	1,609
Kroger
5.500%, 02/01/2013	2,000	2,136
McKesson
6.500%, 02/15/2014	2,105	2,328
MedcoHealth Solutions
6.125%, 03/15/2013	1,500	1,605
Miller Brewing
5.500%, 08/15/2013 ¬ ■	2,000	2,130
Pfizer
4.450%, 03/15/2012	1,000	1,058
Smithfield Foods
7.000%, 08/01/2011 ▼	320	319
St. Jude Medical
3.750%, 07/15/2014	690	698
UnitedHealth Group
4.875%, 02/15/2013	1,500	1,569
Watson Pharmaceuticals
5.000%, 08/15/2014	2,000	2,042

		33,239

Electric – 1.2%
Arizona Public Service
6.375%, 10/15/2011	2,000	2,141
MidAmerican Energy Holdings
5.875%, 10/01/2012	1,555	1,694
National Rural Utilities Cooperative Finance
2.625%, 09/16/2012	950	956
4.750%, 03/01/2014	1,000	1,062
Nevada Power
6.500%, 04/15/2012	1,000	1,072

		6,925

Energy – 2.6%
Anadarko Petroleum
5.950%, 09/15/2016	2,000	2,164
ConocoPhillips
4.750%, 02/01/2014	900	966
Husky Energy
5.900%, 06/15/2014 ¬	1,000	1,090
Marathon Global Funding
6.000%, 07/01/2012 ¬	1,000	1,080
Marathon Oil
8.375%, 05/01/2012 ¬	1,000	1,119
Pride International
7.375%, 07/15/2014	1,000	1,033
Shell International Finance
3.250%, 09/22/2015 ¬	1,180	1,181
Smith International
8.625%, 03/15/2014	1,000	1,156
Valero Energy
6.875%, 04/15/2012	1,000	1,092
Weatherford International
5.150%, 03/15/2013 ¬	1,500	1,571
Woodside Finance
4.500%, 11/10/2014 ¬ ■	1,250	1,261
XTO Energy
5.300%, 06/30/2015	1,000	1,095

		14,808

Finance – 4.4%
American Express Travel
5.250%, 11/21/2011 ■	2,450	2,569
Ameriprise Financial
5.350%, 11/15/2010	29	30
Capital One Bank
6.500%, 06/13/2013	1,500	1,612
Countrywide Financial
Series MTNA
4.500%, 06/15/2010	2,000	2,033
General Electric Capital
2.200%, 06/08/2012	1,510	1,531
3.500%, 08/13/2012 ▼	1,565	1,598
4.800%, 05/01/2013 ▼	1,000	1,045
Series A
3.750%, 11/14/2014	3,000	2,995
Series MTN
5.250%, 10/19/2012	3,000	3,193
GMAC
1.750%, 10/30/2012	3,680	3,656
2.200%, 12/19/2012	1,750	1,761
ILFC E-Capital Trust I
5.900%, 12/21/2065 ■ Δ	1,000	520
International Lease Finance
5.000%, 04/15/2010	2,525	2,487

		25,030

The accompanying notes are an integral part of the financial statements.

34   First American Funds 2009 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Industrial Other – 0.7%
Thermo Fisher Scientific
3.250%, 11/18/2014 ■	$1,625	$1,593
Tyco Electronics
6.000%, 10/01/2012 ¬	2,430	2,578

		4,171

Insurance – 1.4%
Allstate Life Global Funding Trust
5.375%, 04/30/2013	1,500	1,601
Hartford Financial Services Group
5.250%, 10/15/2011	1,000	1,032
Metropolitan Life Global Funding I
2.875%, 09/17/2012 ■	1,900	1,915
Prudential Financial
Series MTN
3.625%, 09/17/2012	2,600	2,639
Series MTNB
4.500%, 07/15/2013	1,000	1,011

		8,198

Natural Gas – 1.0%
Consolidated Natural Gas
Series C
6.250%, 11/01/2011	1,575	1,695
Duke Energy
3.950%, 09/15/2014	1,500	1,520
Ras Laffan
4.500%, 09/30/2012 ¬ ■	500	517
Transocean
5.250%, 03/15/2013 ¬	2,000	2,143

		5,875

Real Estate – 0.6%
HCP – REIT
Series MTN
5.625%, 02/28/2013 ▼	1,000	1,003
iStar Financial – REIT
6.000%, 12/15/2010	1,500	1,245
Prologis – REIT
5.500%, 03/01/2013	1,000	989

		3,237

Technology – 0.7%
Analog Devices
5.000%, 07/01/2014	1,000	1,043
Chartered Semiconductor
5.750%, 08/03/2010 ¬	1,500	1,500
Motorola
8.000%, 11/01/2011	1,200	1,283

		3,826

Transportation – 1.2%
American Airlines
Series 01-1
6.817%, 11/23/2012	800	768
CSX
5.750%, 03/15/2013	1,500	1,623
Delta Airlines
Series 11B
7.711%, 03/18/2013	900	887
FedEx
7.375%, 01/15/2014	1,000	1,135
United Airlines
10.400%, 11/01/2016	1,000	1,054
United Parcel Service
3.875%, 04/01/2014 ▼	1,000	1,039

		6,506

Total Corporate Bonds
(Cost $220,003)		224,883

Asset-Backed Securities – 30.5%
Automotive – 7.9%
Ally Auto Receivables Trust
Series 2009-A, Class A3
2.330%, 06/17/2013 ■	2,500	2,522
AmeriCredit Prime Automobile Receivables Trust
Series 2009-1, Class A1
0.331%, 11/15/2010	2,403	2,403
Bank of America Auto Trust
Series 2008-1A, Class A3A
4.970%, 09/20/2012 ■	4,610	4,752
BMW Vehicle Owner Trust
Series 2006-A, Class A4
5.070%, 08/25/2011	740	745
Capital Auto Receivables Asset Trust
Series 2007-3, Class A4
5.210%, 03/17/2014	2,500	2,619
Series 2008-1, Class A3A
3.860%, 08/15/2012	892	910
Capital One Prime Auto Receivables Trust
Series 2006-2, Class A4
4.940%, 07/15/2012	1,562	1,591
Series 2007-2, Class A3
4.890%, 01/15/2012	860	871
Series 2007-2, Class A4
5.060%, 06/15/2014	2,500	2,594
Chase Manhattan Auto Owner Trust
Series 2006-B, Class A4
5.110%, 04/15/2014	1,309	1,339
DaimlerChrysler Auto Trust
Series 2006-C, Class A4
4.980%, 11/08/2011	595	600
Series 2008-A, Class A3A
3.700%, 06/08/2012	1,296	1,317
Ford Credit Auto Owner Trust
Series 2009-A, Class A3A
3.960%, 05/15/2013	1,750	1,807
Harley-Davidson Motorcycle Trust
Series 2006-1, Class A2
5.040%, 10/15/2012 ■	1,115	1,145
Hertz Vehicle Financing
Series 2009-2A, Class A1
4.260%, 03/25/2014 ■	3,000	2,990
Huntington Auto Trust
Series 2009-1A, Class A2
3.480%, 07/15/2011 ■	1,625	1,635
JPMorgan Auto Receivables Trust
Series 2006-A, Class A4
5.140%, 12/15/2014 ■	1,908	1,966
Series 2007-A, Class A3
5.190%, 02/15/2011 ■	181	181
Nissan Auto Lease Trust
Series 2009-B, Class A3
2.070%, 01/15/2015	1,585	1,594
Nissan Auto Receivables Owner Trust
Series 2008-B, Class A3
4.460%, 04/15/2012	1,600	1,640

First American Funds 2009 Semiannual Report   35

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Series 2009-A, Class A2
2.940%, 07/15/2011	$3,000	$3,027
USAA Auto Owner Trust
Series 2006-2, Class A4
5.370%, 02/15/2012	863	873
Volkswagen Auto Lease Trust
Series 2009-A, Class A3
3.410%, 04/16/2012	3,000	3,075
Wachovia Auto Loan Owner Trust
Series 2006-2, Class A4
5.230%, 03/20/2012 ■	724	732
Wachovia Auto Owner Trust
Series 2007-A, Class A3
5.390%, 09/20/2011	716	724
World Omni Auto Receivables Trust
Series 2006-A, Class A4
5.030%, 10/17/2011	177	179
Series 2007-B, Class A3A
5.280%, 01/17/2012	787	800

		44,631

Credit Cards – 8.0%
American Express Issuance Trust
Series 2005-1, Class C
0.563%, 08/15/2011 Δ	905	895
Series 2008-2, Class A
4.020%, 01/18/2011	800	803
Bank of America Credit Card Trust
Series 2008-A1, Class A1
0.813%, 04/15/2013 Δ	5,231	5,219
Cabela’s Master Credit Card Trust
Series 2008-1A, Class A2
1.083%, 12/15/2013 ■ Δ	1,415	1,412
Capital One Multi-Asset Execution Trust
Series 2005-A3, Class A3
4.050%, 03/15/2013	5,716	5,784
Series 2008-3A, Class A3
5.050%, 02/15/2016	2,750	2,951
Series 2008-A1, Class A
0.983%, 11/15/2012 Δ	1,265	1,265
Series 2008-A5, Class A5
4.850%, 02/15/2014	2,400	2,505
Chase Issuance Trust
Series 2008-A9, Class A9
4.260%, 05/15/2013	2,000	2,079
Series 2009-A5, Class A5
1.033%, 06/15/2012 Δ	2,000	2,006
Citibank Credit Card Issuance Trust
Series 2006-A4, Class A4
5.450%, 05/10/2013	5,245	5,521
Discover Card Master Trust
Series 2007-C1, Class C1
0.553%, 01/15/2013 Δ	885	875
Series 2008-A3, Class A3
5.100%, 10/15/2013	2,655	2,778
Discover Card Master Trust I
Series 2003-4, Class B2
0.663%, 05/15/2013 Δ	185	182
Series 2005-4, Class B1
0.483%, 06/18/2013 Δ	380	373
MBNA Credit Card Master Note Trust
Series 2005-A3, Class A3
4.100%, 10/15/2012	1,825	1,846
Series 2005-A6, Class A6
4.500%, 01/15/2013	1,165	1,189
Washington Mutual Master Note Trust
Series 2007-A1, Class A1
0.263%, 03/17/2014 ■ Δ	2,500	2,498
Series 2007-A4, Class A4
5.200%, 10/15/2014 ■	3,000	3,095
Series 2007-C1, Class C1
0.633%, 05/15/2014 ■ Δ	1,855	1,845

		45,121

Equipment Leases – 1.4%
Caterpillar Financial Asset Trust
Series 2007-A, Class A3A
5.340%, 06/25/2012	1,046	1,065
CNH Equipment Trust
Series 2008-A, Class A4A
4.930%, 08/15/2014	2,496	2,585
GE Equipment Small Ticket
Series 2009-1, Class A1
0.382%, 11/15/2010 ■	3,969	3,971
MBNA Practice Solutions Owner Trust
Series 2005-2, Class A4
4.470%, 06/15/2013 ■	203	205

		7,826

Home Equity – 1.2%
Countrywide Asset-Backed Certificates
Series 2003-5, Class AF5
5.739%, 02/25/2034	1,913	1,419
Series 2007-1, Class 2A1
0.281%, 07/25/2037 Δ	4,764	4,482
Equivantage Home Equity Loan Trust
Series 1996-1, Class A
6.550%, 10/25/2025 ¥	21	20
Series 1996-4, Class A
7.250%, 01/25/2028 ¥	178	155
IMC Home Equity Loan Trust
Series 1998-3, Class A7
7.220%, 08/20/2029 ¥	1,318	920

		6,996

Manufactured Housing – 0.5%
Green Tree Financial
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	633	644
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	309	307
Series 2005-B, Class A2
5.247%, 12/15/2018	1,711	1,721

		2,672

Other – 9.8%
Bear Stearns Commercial Mortgage Securities
Series 2002-TOP6, Class A1
5.920%, 10/15/2036	654	666
Series 2005-PW10, Class A4
5.405%, 12/11/2040	5,000	4,900
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,385	1,415
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ¬ ■ ¥	1,241	921

The accompanying notes are an integral part of the financial statements.

36   First American Funds 2009 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Series 2005-LP5, Class A4
4.982%, 05/10/2043 Δ	$2,500	$2,482
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	2,438	2,462
GE Capital Commercial Mortgage Corporation
Series 2001-2, Class A2
5.850%, 08/11/2033	1,264	1,276
Series 2001-3, Class A2
6.070%, 06/10/2038	3,250	3,404
GMAC Commercial Mortgage Securities
Series 2004-C1, Class A2
4.100%, 03/10/2038	1,447	1,454
Greenwich Capital Commercial Funding
Series 2005-GG5, Class A2
5.117%, 04/10/2037	4,345	4,362
GS Commercial Mortgage
Series 2007-GG10
5.690%, 08/10/2045	1,197	1,225
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 ▼ Δ	1,500	1,288
JPMorgan Chase Commercial Mortgage Securities
Series 2001-CIB2, Class A3
6.429%, 04/15/2035	7,905	8,233
Morgan Stanley Dean Witter Capital I
Series 2002-TOP7, Class A2
5.980%, 01/15/2039	4,555	4,770
RBSSP Resecuritization Trust
Series 2009-10, Class 8A1
0.381%, 05/26/2036 ■ Δ	1,904	1,776
Series 2009-11, Class 4A1
1.984%, 12/26/2037 ■ Δ	858	863
Series 2009-11, Class 5A1
0.311%, 06/26/2037 ■ Δ	1,041	1,015
Series 2009-13, Class 5A1
0.331%, 11/25/2036 ■ Δ	2,610	2,489
Series 2009-8, Class 3A1
0.376%, 03/26/2037 ■ Δ	1,008	972
Series 2009-9, Class 9A1
0.451%, 09/26/2037 ■ Δ	1,970	1,824
Small Business Administration
Series 2005-P10A, Class 1
4.638%, 02/10/2015	3,445	3,588
Series 2006-P10A, Class 1
5.408%, 02/10/2016	2,017	2,139
Wachovia Bank Commercial Mortgage Trust
Series 2007-C30, Class A3
5.246%, 12/15/2043	1,739	1,680

		55,204

Utilities – 1.7%
CenterPoint Energy
Series 2005-A, Class A2
4.970%, 08/01/2014	3,649	3,803
Oncor Electric Delivery Transition Bond Company
Series 2003-1, Class A2
4.030%, 02/15/2012	406	407
Peco Energy Transition Trust
Series 2001-A, Class A1
6.520%, 12/31/2010	2,240	2,296
PG&E Energy Recovery Funding
Series 2005-2, Class A2
5.030%, 03/25/2014	1,512	1,584
PSE&G Transition Funding
Series 2001-1, Class A6
6.610%, 06/15/2015	1,190	1,320

		9,410

Total Asset-Backed Securities
(Cost $165,765)		171,860

U.S. Government Agency Mortgage-Backed Securities – 12.2%
Adjustable Rate Δ – 9.3%
Federal Home Loan Mortgage Corporation Pool
3.232%, 12/01/2026, #786591	421	428
3.451%, 01/01/2029, #846946	400	409
3.097%, 10/01/2029, #786853	261	269
4.672%, 04/01/2030, #972055	307	315
3.551%, 05/01/2030, #847014	238	241
2.991%, 06/01/2031, #847367	173	177
2.951%, 08/01/2032, #847331	2,293	2,340
3.229%, 09/01/2032, #847652	1,288	1,314
3.330%, 10/01/2032, #847063	210	217
2.801%, 05/01/2033, #780456	878	900
2.719%, 10/01/2033, #780911	1,517	1,560
4.720%, 03/01/2036, #848193	4,000	4,139
3.368%, 08/01/2036, #1L1462	1,124	1,142
Federal National Mortgage Association Pool
4.000%, 12/01/2019, #AA5298	2,046	2,098
4.500%, 04/01/2024, #AA4312	4,715	4,856
3.123%, 11/01/2025, #433988	545	555
3.263%, 10/01/2030, #847241	1,582	1,615
4.542%, 06/01/2031, #625338	219	225
5.053%, 12/01/2031, #535363	1,343	1,405
3.153%, 03/01/2032, #545791	34	34
3.165%, 05/01/2032, #634948	141	144
3.355%, 05/01/2032, #545717	365	377
3.076%, 10/01/2032, #661645	89	91
2.858%, 12/01/2032, #671884	276	282
2.920%, 04/01/2034, #AD0486	3,221	3,296
3.376%, 04/01/2034, #775389	215	224
3.723%, 06/01/2034, #725721	1,397	1,444
2.952%, 07/01/2034, #795242	2,137	2,224
2.700%, 11/01/2034, #797182	2,082	2,144
4.623%, 03/01/2035, #819652	3,493	3,607
5.090%, 08/01/2035, #838958	2,129	2,234
2.501%, 12/01/2035, #848390	2,107	2,118
3.092%, 07/01/2036, #886034	3,210	3,351
3.546%, 08/01/2036, #555369	245	254
2.985%, 09/01/2036, #995949	2,322	2,425
2.994%, 12/01/2039 «	2,425	2,506
Government National Mortgage Association Pool
3.625%, 08/20/2021, #008824	135	138
3.625%, 07/20/2022, #008006	192	197
3.625%, 09/20/2025, #008699	104	107
4.375%, 04/20/2026, #008847	84	86
3.625%, 08/20/2027, #080106	29	30
4.375%, 01/20/2028, #080154	45	47
4.375%, 05/20/2029, #080283	122	126
3.875%, 11/20/2030, #080469	209	213
4.375%, 04/20/2031, #080507	83	85
3.625%, 08/20/2031, #080535	265	271
4.500%, 02/20/2032, #080580	75	77

		52,337

First American Funds 2009 Semiannual Report   37

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Short Term Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Fixed Rate – 2.9%
Federal Home Loan Mortgage Corporation
Series K001, Class A3
5.469%, 01/25/2012	$1,206	$1,263
Federal Home Loan Mortgage Corporation Pool
4.500%, 05/01/2018, #G11618	3,855	4,020
4.500%, 04/01/2022, #M30035	2,308	2,372
Federal National Mortgage Association Pool
5.500%, 05/01/2012, #254340	292	304
5.000%, 03/01/2013, #254682	234	241
4.000%, 12/01/2013, #255039	1,842	1,887
4.000%, 05/01/2020, #AD0107	3,205	3,275
4.000%, 03/01/2022, #890134	3,183	3,253

		16,615

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $68,686)		68,952

U.S. Government & Agency Securities – 7.9%
U.S. Agency Debentures – 3.1%
Federal Home Loan Bank
2.750%, 06/18/2010	755	764
1.625%, 07/27/2011	5,550	5,603
2.250%, 04/13/2012	6,000	6,108
1.500%, 01/16/2013 ▼	5,400	5,324

		17,799

U.S. Treasuries – 4.8%
U.S. Treasury Notes
0.875%, 04/15/2010 ▼ ◄	3,423	3,435
4.625%, 10/31/2011 ▼	6,235	6,640
0.750%, 11/30/2011	3,000	2,980
1.125%, 12/15/2011 ▼	6,340	6,342
4.125%, 08/31/2012 ▼	7,015	7,500

		26,897

Total U.S. Government & Agency Securities
(Cost $44,537)		44,696

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 4.3%
Fixed Rate – 4.3%
Federal Home Loan Mortgage Corporation
Series 1022, Class J
6.000%, 12/15/2020	27	27
Series 2629, Class BO
3.250%, 03/15/2018	3,788	3,868
Series 2763, Class TA
4.000%, 03/15/2011	1,779	1,803
Series 2780, Class QC
4.500%, 03/15/2017	3,160	3,236
Series 2843, Class BH
4.000%, 01/15/2018	3,893	3,996
Series 3555, Class EA
4.000%, 12/15/2014	1,540	1,592
Series 3591, Class NA
1.250%, 10/15/2012	3,707	3,709
Federal National Mortgage Association
3.450%, 07/05/2014 ¤	4,000	3,428
Series 1992-150, Class MA
5.500%, 09/25/2022	72	77
Series 2004-90, Class GA
4.350%, 03/25/2034	2,282	2,368

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security
(Cost $23,794)		24,104

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 3.2%
Adjustable Rate Δ – 1.3%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.862%, 09/25/2035	1,657	1,401
Countrywide Home Loans
Series 2004-2, Class 2A1
5.272%, 02/25/2034	349	343
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.823%, 01/25/2035 ¥	1,974	230
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
5.172%, 03/25/2035	547	378
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.946%, 01/25/2037	570	154
Sequoia Mortgage Trust
Series 2007-1, Class 2A1
5.824%, 02/20/2047	785	586
Structured Mortgage Loan Trust
Series 2004-11, Class A
3.860%, 08/25/2034	208	158
Washington Mutual
Series 2007-HY2, Class 3A2
5.841%, 09/25/2036	732	139
Wells Fargo Mortgage Backed Securities Trust
Series 2005-AR13, Class A1
5.312%, 05/25/2035	2,458	2,105
Series 2006-AR14, Class 2A3
6.063%, 10/25/2036	2,293	1,560

		7,054

Fixed Rate – 1.9%
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 02/25/2035	492	462
Countrywide Alternative Loan Trust
Series 2006-19CB, Class A15
6.000%, 08/25/2036	1,685	1,359
GMAC Commercial Mortgage Securities
Series 2003-C2, Class A2
5.485%, 05/10/2040	3,500	3,620
GMAC Mortgage Corporation Loan Trust
Series 2006-J1, Class A1
5.750%, 04/25/2036	1,464	1,259
Master Alternative Loans Trust
Series 2004-13, Class 10A1
8.000%, 01/25/2035	540	464
Thornburg Mortgage Securities Trust
Series 2007-4, Class 3A1
6.201%, 09/25/2037	1,948	1,556

The accompanying notes are an integral part of the financial statements.

38   First American Funds 2009 Semiannual Report

Short Term Bond Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Wells Fargo Mortgage Backed Securities Trust
Series 2006-3, Class A1
5.500%, 03/25/2036	$772	$650
Series 2007-2, Class 1A8
5.750%, 03/25/2037	1,953	1,628

		10,998

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities
(Cost $23,936)		18,052

Short-Term Investments – 2.0%
Money Market Fund – 1.9%
First American Prime Obligations Fund, Class Z
0.049% Å Ω	10,589,583	10,590

U.S. Treasury Obligations – 0.1%
U.S. Treasury Bills ☐
0.330%, 02/11/2010	$600	599
0.222%, 07/29/2010	85	85

		684

Total Short-Term Investments
(Cost $11,274)		11,274

Investment Purchased with Proceeds from Securities Lending – 9.3%
Mount Vernon Securities Lending Prime Portfolio
0.213% Ω †
(Cost $52,801)	52,801,343	52,801

Total Investments ▲ – 109.2%
(Cost $610,796)		616,622

Other Assets and Liabilities, Net – (9.2)%		(52,164)

Total Net Assets – 100.0%		$564,458

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $51,553 at December 31, 2009. See note 2 in Notes to Financial Statements.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of December 31, 2009, the fair value of foreign securities was $45,285 or 8.0% of total net assets.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the fair value of these investments was $61,303 or 10.9% of total net assets. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $2,246 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

«	Security purchased on a when-issued basis. On December 31, 2009, the total cost of investments purchased on a when-issued basis was $2,505 or 0.4% of total net assets. See note 2 in Notes to Financial Statements.

◄	U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

¤	Zero coupon bonds make no periodic interest payments, but are issued at deep discounts from par value. The rate shown is the effective yield as of December 31, 2009.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.
Short Term Bond Fund (concluded)

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $610,796. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$13,027
Gross unrealized depreciation	(7,201)

Net unrealized appreciation	$5,826

REIT –	Real Estate Investment Trust

Schedule of Open Futures Contracts

			Notional
		Number of	Contract
		Contracts		Unrealized
	Settlement	Purchased		Appreciation
Description	Month	(Sold)	Value	(Depreciation)

U.S. Treasury 2 Year Note Futures	March 2010	81	$17,518	$(83)
U.S. Treasury 5 Year Note Futures	March 2010	(517)	(59,136)	881
U.S. Treasury 10 Year Note Futures	March 2010	(7)	(808)	20
U.S. Treasury Long Bond Futures	March 2010	(4)	(462)	16

				$834

Credit Default Swap Agreements

Credit Default Swaps on Credit Indices

Sell Protection1

	Reference	Receive	Expiration	Notional	Unrealized
Counterparty	Index	Fixed Rate	Date	Amount[2]	Appreciation

	Markit iTraxx Asia
JPMorgan	ex-Japan Index	6.500%	06/20/2013	$600	$41
	Markit iTraxx Asia
UBS	ex-Japan Index	6.500%	06/20/2013	1,700	88

					$129

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Receive	1.255%	11/03/2011	$24,000	$(28)
UBS	3-Month LIBOR	Receive	1.358%	09/25/2011	11,000	(74)
UBS	3-Month LIBOR	Receive	3.001%	08/03/2014	4,000	(80)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	2,000	(44)
UBS	3-Month LIBOR	Receive	3.460%	09/15/2019	2,000	57

						$(169)

First American Funds 2009 Semiannual Report   39

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund
DESCRIPTION	PAR	FAIR VALUE

Corporate Bonds – 63.8%
Banking – 11.1%
Bank of America
5.750%, 12/01/2017 ▼	$1,460	$1,495
5.650%, 05/01/2018	2,495	2,534
8.000%, 12/29/2049 Δ	5,885	5,666
BB&T
6.850%, 04/30/2019 ▼	2,125	2,383
Citigroup
6.125%, 11/21/2017	2,360	2,379
8.500%, 05/22/2019	2,130	2,459
6.125%, 08/25/2036 ▼	6,245	5,356
6.875%, 03/05/2038 ▼	2,550	2,545
Citigroup Capital XXI
8.300%, 12/21/2077 Δ	5,835	5,616
Fifth Third Bancorp
6.250%, 05/01/2013 ▼	2,010	2,070
HSBC Holdings
6.800%, 06/01/2038 ¬	3,020	3,278
JPMorgan Chase
Series 1
7.900%, 04/29/2049 Δ	5,005	5,162
JPMorgan Chase Capital XX
Series T
6.550%, 09/29/2066	6,825	6,255
Key Bank
7.413%, 05/06/2015	1,485	1,515
KeyCorp
6.500%, 05/14/2013	450	465
Lloyds Banking Group
6.267%, 11/29/2049 Δ ■ ª ¬	2,060	1,236
National City Preferred Capital Trust I
12.000%, 12/29/2049 Δ	885	1,020
Royal Bank of Scotland
6.400%, 10/21/2019 ▼ ¬	2,100	2,093
Sovereign Bank
8.750%, 05/30/2018	2,350	2,715
UBS Preferred Funding Trust V
6.243%, 05/29/2049 Δ	4,265	3,337
Wells Fargo
Series I
3.750%, 10/01/2014	2,000	1,994
Series K
7.980%, 03/29/2049 Δ	5,315	5,328
Wells Fargo Bank
5.950%, 08/26/2036	710	693
Wells Fargo Capital X
5.950%, 12/15/2086	1,230	1,070
Wells Fargo Capital XIII
Series GMTN
7.700%, 12/29/2049 Δ	6,280	6,092

		74,756

Basic Industry – 6.0%
Arcelormittal
5.375%, 06/01/2013 ¬	3,145	3,319
6.125%, 06/01/2018 ¬	3,155	3,255
Braskem Finance
7.250%, 06/05/2018 ▼ ■ ¬	1,470	1,496
Celulosa Arauco Y Constitucion
8.625%, 08/15/2010 ▼ ¬	1,500	1,571
FMG Finance
10.000%, 09/01/2013 ■ ¬	1,130	1,175
Freeport-McMoran Copper & Gold
8.375%, 04/01/2017	1,595	1,746
Georgia-Pacific
7.125%, 01/15/2017 ■	1,055	1,068
Griffin Coal Mining
9.500%, 12/01/2016 ▼ ■ ª ¬	740	438
Incitec Pivot Finance
6.000%, 12/10/2019 ■	1,915	1,895
International Paper
7.500%, 08/15/2021	1,580	1,770
International Paper
8.700%, 06/15/2038	1,545	1,880
Inversiones CMPC
6.125%, 11/05/2019 ■ ¬	1,280	1,269
Newmont Mining
6.250%, 10/01/2039	6,325	6,333
Nova Chemicals
8.375%, 11/01/2016 ■ ¬	1,050	1,066
Rio Tinto Finance U.S.A.
6.500%, 07/15/2018 ¬	2,325	2,554
Southern Copper
7.500%, 07/27/2035	1,265	1,253
Teck Cominco Limited
6.125%, 10/01/2035 ¬	1,575	1,410
U.S. Steel
7.000%, 02/01/2018	2,250	2,204
USG
9.500%, 01/15/2018	1,150	1,184
Vale Overseas
6.875%, 11/10/2039 ▼ ¬	1,990	2,003
Vedanta Resources
9.500%, 07/18/2018 ■ ¬	1,400	1,421

		40,310

Brokerage – 5.4%
Goldman Sachs Capital II
5.793%, 12/29/2049 Δ	8,975	6,956
Goldman Sachs Group
6.150%, 04/01/2018	3,140	3,361
6.750%, 10/01/2037	6,085	6,255
Merrill Lynch
6.050%, 05/16/2016	5,235	5,282
Series MTN
6.400%, 08/28/2017	1,265	1,331
Morgan Stanley
5.375%, 10/15/2015	3,895	4,024
7.300%, 05/13/2019	3,820	4,290
Series MTN
6.625%, 04/01/2018	4,625	5,000

		36,499

Capital Goods – 1.2%
Boeing
6.875%, 03/15/2039 ▼	1,665	1,939
Case New Holland
7.750%, 09/01/2013 ▼ ■	1,260	1,288
Caterpillar Financial
Series MTN
7.150%, 02/15/2019	2,550	2,949
Martin Marietta Material
6.600%, 04/15/2018	850	875
Siemens Financiering
6.125%, 08/17/2026 ■ ¬	1,350	1,430

		8,481

The accompanying notes are an integral part of the financial statements.

40   First American Funds 2009 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Communications – 4.4%
American Tower
4.625%, 04/01/2015 ▼ ■	$1,885	$1,906
AT&T
6.550%, 02/15/2039 ▼	1,510	1,591
British Sky Broadcasting
6.100%, 02/15/2018 ■ ¬	1,975	2,092
British Telecom
5.950%, 01/15/2018 ¬	2,050	2,084
Comcast
6.300%, 11/15/2017	735	805
6.400%, 05/15/2038	1,630	1,678
DirecTV Holdings
5.875%, 10/01/2019 ▼ ■	2,595	2,639
Embarq
7.082%, 06/01/2016	1,545	1,707
News America
6.650%, 11/15/2037 ▼	1,600	1,690
NII Capital
10.000%, 08/15/2016 ■	800	838
Rogers Communications
6.800%, 08/15/2018 ¬	1,135	1,271
Sprint Nextel
6.000%, 12/01/2016 ▼	1,200	1,095
TCM Sub
3.550%, 01/15/2015 ■	870	852
Telecom Italia Capital
7.175%, 06/18/2019 ¬	2,250	2,508
Telefonica Emisiones
7.045%, 06/20/2036 ¬	1,065	1,216
Time Warner Cable
6.750%, 06/15/2039 ▼	1,515	1,587
Verizon Communications
6.900%, 04/15/2038	2,620	2,904
Vimpelcom
8.375%, 04/30/2013 ■ ¬	1,435	1,517

		29,980

Consumer Cyclical – 2.1%
Ford Motor Credit
7.500%, 08/01/2012	800	807
Galaxy Entertainment
9.875%, 12/15/2012 ■ ¬	575	575
Giti Tire
12.250%, 01/26/2012 ¬	500	439
Home Depot
5.875%, 12/16/2036	1,540	1,486
Navistar International
8.250%, 11/01/2021	950	974
Shimao Property Holdings
8.000%, 12/01/2016 ■ ¬	620	566
Target
7.000%, 01/15/2038	2,280	2,660
Toys R Us Property II
8.500%, 12/01/2017 ■	1,080	1,099
Viacom
6.875%, 04/30/2036	1,975	2,136
Wendy’s/Arby’s Restaurants
10.000%, 07/15/2016	950	1,035
Whirlpool
Series MTN
5.500%, 03/01/2013	2,360	2,430

		14,207

Consumer Non Cyclical – 3.2%
Altria Group
9.950%, 11/10/2038	3,960	5,162
Anheuser-Busch InBev
8.200%, 01/15/2039 ■	2,135	2,700
Apria Healthcare Group I
11.250%, 11/01/2014 ▼ ■	950	1,043
Boston Scientific
6.000%, 01/15/2020	955	976
CVS Caremark
6.302%, 06/01/2062 Δ	2,660	2,294
Kraft Foods
6.500%, 08/11/2017	1,235	1,340
Lorillard Tobacco
8.125%, 06/23/2019 ▼	1,590	1,748
Pfizer
7.200%, 03/15/2039	645	788
Roche Holdings
6.000%, 03/01/2019 ■	900	989
Smithfield Foods
7.000%, 08/01/2011 ▼	1,870	1,865
UnitedHealth Group
6.875%, 02/15/2038 ▼	1,395	1,442
Watson Pharmaceuticals
6.125%, 08/15/2019	1,260	1,300

		21,647

Electric – 2.1%
Dynegy Holdings
7.750%, 06/01/2019 ▼	875	759
ISA Capital Brasil
8.800%, 01/30/2017 ▼ ■ ¬	1,150	1,236
Majapahit Holding
7.750%, 10/17/2016 ■ ¬	1,850	1,959
MidAmerican Energy Holdings
6.125%, 04/01/2036	2,630	2,694
NRG Energy
7.375%, 02/01/2016	650	651
Ohio Power
Series K
6.000%, 06/01/2016	1,685	1,786
Taqa Abu Dhabi National Energy
6.165%, 10/25/2017 ■ ¬	965	918
Transalta
6.650%, 05/15/2018 ¬	2,305	2,403
Virginia Electric Power
5.950%, 09/15/2017	1,550	1,680

		14,086

Energy – 7.4%
Amerada Hess
7.125%, 03/15/2033 ▼	1,950	2,183
Anadarko Petroleum
8.700%, 03/15/2019 ▼	2,915	3,626
Canadian National Resources
5.900%, 02/01/2018 ¬	1,370	1,472
Canadian Oil Sands
7.750%, 05/15/2019 ■ ¬	2,170	2,448
Cenovus Energy
6.750%, 11/15/2039 ■ ¬	2,230	2,431
Chesapeake Energy
9.500%, 02/15/2015 ▼	705	774
Cloud Peak Energy Resources
8.250%, 12/15/2017 ■	1,270	1,270

First American Funds 2009 Semiannual Report   41

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

ConocoPhillips
6.500%, 02/01/2039	$3,915	$4,345
Halliburton
7.450%, 09/15/2039	1,715	2,122
Headwaters
11.375%, 11/01/2014 ■	795	829
Indo Integrated Energy II
9.750%, 11/05/2016 ▼ ■ ¬	1,100	1,105
Lukoil International Finance
6.356%, 06/07/2017 ■ ¬	670	658
6.656%, 06/07/2022 ■ ¬	2,585	2,469
Marathon Oil
5.900%, 03/15/2018	1,175	1,238
Mariner Energy
7.500%, 04/15/2013	1,330	1,323
Nexen
6.400%, 05/15/2037 ¬	2,240	2,257
Petrobras International Finance
6.875%, 01/20/2040 ¬	1,770	1,819
Petro-Canada
6.800%, 05/15/2038 ¬	1,570	1,731
Petroplus Finance
9.375%, 09/15/2019 ▼ ■ ¬	1,215	1,209
Pioneer Natural Resource
6.650%, 03/15/2017	1,445	1,425
Pride International
8.500%, 06/15/2019 ▼	725	837
Smith International
9.750%, 03/15/2019	2,955	3,743
Suncor Energy
6.100%, 06/01/2018 ▼ ¬	1,700	1,824
Talisman Energy
7.750%, 06/01/2019 ¬	2,110	2,478
Weatherford International
7.000%, 03/15/2038 ¬	1,260	1,277
Whiting Petroleum
7.000%, 02/01/2014	1,115	1,119
XTO Energy
6.375%, 06/15/2038	1,640	1,840

		49,852

Finance – 5.7%
American Express
8.125%, 05/20/2019	1,860	2,204
American Express Credit
Series C
7.300%, 08/20/2013	2,470	2,776
Capital One Bank
8.800%, 07/15/2019 ▼	2,810	3,321
Capital One Capital V
10.250%, 08/15/2039	1,580	1,837
Capital One Financial
6.150%, 09/01/2016	2,265	2,275
Country Garden Holding
11.750%, 09/10/2014 ■ ¬	1,710	1,710
Countrywide Financial
6.250%, 05/15/2016	2,885	2,935
Credit Agricole
6.637%, 05/29/2049 Δ ■ ¬	2,190	1,774
General Electric Capital
Series GMTN
6.000%, 08/07/2019	1,000	1,038
Series MTN
6.875%, 01/10/2039 ▼	4,705	4,859
ILFC E-Capital Trust I
5.900%, 12/21/2065 Δ ■	2,815	1,464
International Lease Finance
6.375%, 03/25/2013	2,615	2,150
Janus Capital Group
6.700%, 06/15/2017	1,700	1,602
Rockies Express Pipeline
7.500%, 07/15/2038 ■	1,760	2,002
RSHB Capital
7.750%, 05/29/2018 ▼ ■ ¬	2,120	2,317
SLM
Series MTN
5.400%, 10/25/2011	1,020	1,019
Transcapitalinvest
5.670%, 03/05/2014 ■ ¬	3,490	3,516

		38,799

Insurance – 5.3%
Allied World Assurance
7.500%, 08/01/2016 ¬	3,070	3,278
American International Group
8.175%, 05/15/2068 Δ	1,620	1,069
Chubb
5.750%, 05/15/2018 ▼	2,460	2,612
Genworth Financial
Series MTN
6.515%, 05/22/2018	2,640	2,416
Hartford Financial Services Group
Series MTN
6.000%, 01/15/2019	3,535	3,442
Liberty Mutual Group
7.000%, 03/15/2037 Δ ■	1,705	1,313
Lincoln National
8.750%, 07/01/2019	2,395	2,737
MetLife
6.750%, 06/01/2016 ▼	1,600	1,791
7.717%, 02/15/2019 ▼	1,135	1,334
MetLife Capital Trust IV
7.875%, 12/15/2067 ■	2,220	2,209
Pacific Life Insurance
9.250%, 06/15/2039 ■	2,700	3,118
Prudential Financial
5.500%, 03/15/2016	1,650	1,652
7.375%, 06/15/2019	2,100	2,354
5.900%, 03/17/2036	1,555	1,446
ZFS Finance USA Trust V
6.500%, 05/09/2067 Δ ■	5,495	4,643

		35,414

Natural Gas – 0.7%
Enterprise Products
8.375%, 08/01/2066 Δ	860	839
Kinder Morgan Energy Partners
Series MTN
6.950%, 01/15/2038	1,920	2,046
NGPL Pipeco
7.119%, 12/15/2017 ■	1,585	1,749
Southern Union
7.200%, 11/01/2066 Δ	545	466

		5,100

Other Utility – 0.3%
American Water Capital
6.085%, 10/15/2017	1,730	1,808

The accompanying notes are an integral part of the financial statements.

42   First American Funds 2009 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Real Estate – 1.2%
Health Care Properties – REIT
Series MTN
6.300%, 09/15/2016	$2,760	$2,694
Lippo Karawaci Finance
8.875%, 03/09/2011 ¬	1,000	984
Prologis 2006 – REIT
5.750%, 04/01/2016	3,395	3,189
Simon Property Group – REIT
10.350%, 04/01/2019	760	954

		7,821

Sovereign – 3.8%
Australian Government
5.750%, 04/15/2012 ¬	AUD 7,300	6,709
Bundesrepublic Deutschland
Series 09
3.500%, 07/04/2019 ¬	EUR 4,600	6,691
Canadian Government
1.500%, 03/01/2012 ¬	CAD 7,200	6,863
Federal Republic of Brazil
5.625%, 01/07/2041 ▼ ¬	$2,520	2,375
Norwegian Government
6.500%, 05/15/2013 ¬	NOK 14,500	2,768

		25,406

Technology – 1.1%
Chartered Semiconductor
6.375%, 08/03/2015 ¬	$380	379
Computer Sciences
6.500%, 03/15/2018	2,485	2,712
LG Electronics
5.000%, 06/17/2010 ■ ¬ ¥	785	795
National Semiconductor
6.600%, 06/15/2017	3,245	3,324

		7,210

Transportation – 2.8%
American Airlines
Series 2001-1, Class A-2
6.817%, 11/23/2012	1,385	1,330
Series 2001-2, Class B
8.608%, 10/01/2012	1,350	1,269
Canadian Pacific Railroad
6.500%, 05/15/2018 ¬	1,840	1,988
Continental Airlines
Series 1997-1, Class A
7.461%, 10/01/2016	412	392
Series 2007-1, Class C
7.339%, 04/19/2014	2,095	1,906
CSX
7.375%, 02/01/2019	1,995	2,279
Delta Airlines
Series 2001-1, Class B
7.711%, 03/18/2013 ▼	1,096	1,079
Series 2002-1, Class G-1
6.718%, 07/02/2024	1,431	1,245
Erac USA Finance
6.375%, 10/15/2017 ■	1,915	1,934
Union Pacific
6.125%, 02/15/2020	3,175	3,437
United Airlines
10.400%, 11/01/2016	1,720	1,813

		18,672

Total Corporate Bonds
(Cost $405,886)		430,048

Asset-Backed Securities – 14.4%
Credit Cards – 1.7%
American Express Issuance Trust
Series 2005-1, Class C
0.563%, 08/15/2011 Δ	2,250	2,224
Discover Card Master Trust I
Series 2003-4, Class B2
0.663%, 05/15/2013 Δ	380	374
Series 2005-4, Class B1
0.483%, 06/18/2013 Δ	790	775
Series 2007-A1, Class A1
5.650%, 03/16/2020	3,655	3,928
Series 2007-C1, Class C1
0.553%, 01/15/2013 Δ	2,370	2,343
Washington Mutual Master Note Trust
Series 2007-C1, Class C1
0.633%, 05/15/2014 Δ ■	2,150	2,139

		11,783

Home Equity – 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ■ ¥	134	109

Manufactured Housing – 0.4%
Green Tree Financial
Series 1996-8, Class A7
8.050%, 10/15/2027 Δ	176	179
Series 2008-MH1, Class A1
7.000%, 04/25/2038 ■	1,956	1,993
Origen Manufactured Housing
Series 2005-A, Class A2
4.490%, 05/15/2018	243	241

		2,413

Other – 12.3%
Banc of America Commercial Mortgage
Series 2006-2, Class A4
5.738%, 05/10/2045 Δ	785	771
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10, Class A4
5.405%, 12/11/2040 Δ	3,325	3,259
Series 2007-T28, Class D
5.991%, 09/11/2042 Δ ■ ¥	1,780	434
Citigroup Commercial Mortgage Trust
Series 2008-C7, Class AJ
6.095%, 12/10/2049 Δ ¥	1,595	739
Citigroup/Deutsche Bank Commercial Mortgage Trust
Series 2007-CD4, Class A2B
5.205%, 12/11/2049	1,360	1,390
Series 2007-CD5, Class A4
5.886%, 11/15/2044	5,650	5,058
Commercial Mortgage Pass-Through Certificates
Series 2004-RS1, Class A
5.648%, 03/03/2041 ■ ¬ ¥	2,184	1,620
Series 2006-CN2A, Class A2FX
5.449%, 02/05/2019 ■	1,805	1,775
Crown Castle Towers
Series 2005-1A, Class B
4.878%, 06/15/2035 ■	3,920	3,959
GE Capital Commercial Mortgage Corporation
Series 2005-C3, Class A2
4.853%, 07/10/2045	7,405	7,428
Greenwich Capital Commercial Funding
Series 2003-C1, Class A2
3.285%, 07/05/2035	561	563

First American Funds 2009 Semiannual Report   43

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

Series 2005-GG5, Class A2
5.117%, 04/10/2037	$3,805	$3,820
Series 2007-GG11, Class AJ
6.003%, 12/10/2049 Δ ¥	3,255	1,624
GS Mortgage Securities II
Series 2006-GG6, Class A2
5.506%, 04/10/2038	3,305	3,349
Series 2006-GG8, Class A4
5.560%, 11/10/2039	3,135	2,745
Series 2006-RR2, Class A1
5.681%, 06/23/2046 ■ ¥	1,507	460
Series 2007-GG10, Class A4
5.805%, 08/10/2045 ▼ Δ	13,665	11,733
LB-UBS Commercial Mortgage Trust
Series 2004-C2, Class A4
4.367%, 03/15/2036	4,000	3,895
Series 2005-C7, Class A2
5.103%, 11/15/2030	2,500	2,514
Series 2007-C7, Class AM
6.166%, 09/15/2045 Δ	3,160	2,318
Merrill Lynch Mortgage Trust
Series 2005-CIP1, Class C
5.131%, 07/12/2038 Δ ¥	1,730	908
Series 2005-LC1, Class AM
5.265%, 01/12/2044 Δ	3,500	2,923
Series 2008-C1, Class A4
5.690%, 02/12/2051	5,540	4,856
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	4,400	3,214
Morgan Stanley Capital I
Series 2003-IQ6, Class A4
4.970%, 12/15/2041	5,112	5,116
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	4,025	3,735
Wachovia Bank Commercial Mortgage Trust
Series 2007-C33, Class AJ
5.901%, 02/15/2051 Δ ¥	2,745	1,188
Series 2007-C34, Class AJ
5.952%, 05/15/2046 Δ ¥	2,905	1,440

		82,834

Total Asset-Backed Securities
(Cost $107,162)		97,139

U.S. Government Agency Mortgage-Backed Securities – 11.1%
Adjustable RateΔ – 0.8%
Federal Home Loan Mortgage Corporation Pool
4.137%, 10/01/2029, # 1L0117	698	722
3.639%, 07/01/2030, # 847240	750	764
3.497%, 05/01/2033, # 847411	535	546
5.774%, 07/01/2036, # 1K1238	2,214	2,325
Federal National Mortgage Association Pool
3.117%, 09/01/2033, # 725553	313	318
3.200%, 01/01/2035, # 745548	768	790

		5,465

Fixed Rate – 10.3%
Federal Home Loan Mortgage Corporation Pool
6.500%, 07/01/2031, # A17212	1,519	1,643
7.000%, 08/01/2037, # H09059	3,077	3,335
Federal National Mortgage Association Pool
5.500%, 02/01/2025, # 255628	1,823	1,929
5.500%, 10/01/2025, # 255956	6,726	7,111
6.000%, 04/01/2032, # 745101	536	566
5.500%, 06/01/2033, # 843435	764	804
5.000%, 03/01/2034, # 725205	906	933
5.000%, 03/01/2034, # 725250	811	836
6.000%, 03/01/2034, # 745324	1,164	1,246
5.500%, 09/01/2034, # 725773	1,321	1,389
6.500%, 04/01/2036, # 831377	969	1,040
6.500%, 04/01/2036, # 852909	592	636
6.500%, 08/01/2036, # 893318	1,298	1,393
6.500%, 09/01/2036, # 897129	2,697	2,894
5.500%, 04/01/2037, # 918883	1,435	1,504
6.000%, 06/01/2037, # 944340	1,801	1,911
6.000%, 09/01/2037, # 256890	2,271	2,400
5.000%, 05/01/2038, # 963258	6,482	6,659
6.000%, 08/01/2038, # 257307	1,987	2,106
5.500%, 11/01/2038, # AA0005	5,581	5,848
5.500%, 12/01/2038, # AA0889	6,434	6,742
5.500%, 01/15/2040 «	10,010	10,478
6.000%, 01/15/2040 «	5,420	5,740

		69,143

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $72,864)		74,608

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 3.4%
Adjustable RateΔ – 1.1%
Citigroup Mortgage Loan Trust
Series 2005-7, Class 2A1A
4.861%, 09/25/2035	850	719
Countrywide Home Loans
Series 2004-2, Class 2A1
5.282%, 02/25/2034	955	939
GSR Mortgage Loan Trust
Series 2005-AR1, Class B1
4.267%, 01/25/2035 ¥	2,018	235
Indymac Index Mortgage Loan Trust
Series 2005-AR1, Class 4A1
3.886%, 03/25/2035	629	435
JPMorgan Alternative Loan Trust
Series 2007-S1, Class A1
0.511%, 04/25/2047	2,338	1,291
JPMorgan Mortgage Trust
Series 2006-A7, Class 3A4
5.942%, 01/25/2037	2,034	548
Wachovia Mortgage Loan Trust
Series 2005-B, Class 1A1
3.587%, 10/20/2035	895	673
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR1, Class 2A2
5.535%, 03/25/2036	2,358	2,203

		7,043

Fixed Rate – 2.3%
Bank of America Alternative Loan Trust
Series 2007-1, Class 2A2
6.456%, 04/25/2037 ¥	2,216	601
Citigroup Mortgage Loan Trust
Series 2005-WF1, Class A2
4.490%, 11/25/2034	148	139
Countrywide Alternative Loan Trust
Series 2004-24CB, Class 2A1
5.000%, 11/25/2019	1,111	1,050

The accompanying notes are an integral part of the financial statements.

44   First American Funds 2009 Semiannual Report

Total Return Bond Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Series 2006-19CB, Class A15
6.000%, 08/25/2036	$1,573	$1,268
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.890%, 03/25/2043 ¥	2,707	1,831
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.731%, 05/25/2035 ¥	2,199	1,195
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ¥	2,409	2,063
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.552%, 07/25/2047	5,140	4,452
Residential Accredit Loans
Series 2005-QS12, Class A7
5.500%, 08/25/2035	1,907	1,644
Washington Mutual Mortgage Pass-Through Certificates
Series 2004-RA3, Class 2A
6.354%, 08/25/2038	1,467	1,454

		15,697

Total Collateralized Mortgage Obligation-Private Mortgage-Backed Securities
(Cost $31,470)		22,740

Preferred Stocks – 0.4%
Banking – 0.1%
Bank of America
Series MER	15,471	379

Insurance – 0.3%
Aspen Insurance Holdings
Series A ¬	84,500	1,876

Sovereign – 0.0%
Fannie Mae
Series S	217,000	239

Total Preferred Stocks
(Cost $7,637)		2,494

U.S. Government & Agency Securities – 0.3%
U.S. Treasuries – 0.3%
U.S. Treasury Note
2.250%, 05/31/2014 ▼	$615	611
3.625%, 08/15/2019 ▼	1,570	1,544

Total U.S. Government & Agency Securities
(Cost $2,192)		2,155

Municipal Bond – 0.2%
Sullivan County Health, Education & Housing Facilities, Hospital Revenue, Wellmont Health, Class B
6.950% 09/01/2016
(Cost $1,530)	1,530	1,463

Convertible Security – 0.2%
Communications – 0.2%
Central European Media Entertainment
3.500% 03/15/2013 ▼ ■ ¬
(Cost $887)	1,475	1,125

Short-Term Investments – 7.3%
Money Market Fund – 6.6%
First American Prime Obligations Fund, Class Z
0.049% Å Ω	44,337,146	44,337

U.S. Treasury Obligation – 0.7%
U.S. Treasury Bill
0.201%, 02/11/2010 ☐	4,850	4,849

Total Short-Term Investments
(Cost $49,186)		49,186

Investment Purchased with Proceeds from Securities Lending – 8.9%
Mount Vernon Securities Lending Prime Portfolio
0.213% Ω †
(Cost $59,833)	59,833,230	59,833

Total Investments ▲ – 110.0%
(Cost $738,647)		740,791

Other Assets and Liabilities, Net – (10.0)%		(67,210)

Total Net Assets – 100.0%		$673,581

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $58,406 at December 31, 2009. See note 2 in Notes to Financial Statements.

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the fair value of these investments was $89,288 or 13.3% of total net assets. See note 2 in Notes to Financial Statements.

ª	Security in default at December 31, 2009.

¬	Foreign security fair values are stated in U.S. dollars. For debt securities, principal amounts are denominated in U.S. dollars unless otherwise noted. As of December 31, 2009, the fair value of foreign securities was $117,744 or 17.5% total net assets.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $15,242 or 2.3% of total net assets. See note 2 in Notes to Financial Statements.

«	Security purchased on a when-issued basis. On December 31, 2009 the total cost of investments purchased on a when-issued basis was $16,477 or 2.4% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the annualized effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $738,647. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$36,292
Gross unrealized depreciation	(34,148)

Net unrealized appreciation	$2,144

REIT –	Real Estate Investment Trust

First American Funds 2009 Semiannual Report   45

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

Total Return Bond Fund (concluded)

Schedule of Open Futures Contracts

		Number of
		Contracts	Notional	Unrealized
	Settlement	Purchased	Contract	Appreciation
Description	Month	(Sold)	Value	(Depreciation)

Australian Dollar Currency Futures	March 2010	58	$5,172	$(34)
Canadian Dollar Currency Futures	March 2010	28	2,677	20
U.S. Treasury 5 Year Note Futures	March 2010	(355)	(40,606)	849
U.S. Treasury 10 Year Note Futures	March 2010	(315)	(36,368)	1,126
U.S. Treasury Long Bond Futures	March 2010	(194)	(22,383)	990

				$2,951

Credit Default Swap Agreements

Credit Default Swaps on Credit Indices

Sell Protection1

		Receive
	Reference	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Date	Amount[2]	Appreciation

Deutsche Bank	Markit CDX HVOL11 Index	3.850%	12/20/2013	$6,767	$518
JPMorgan	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	9,600	665
JPMorgan	Markit CDX HVOL11 Index	3.850%	12/20/2013	1,837	137
UBS	Markit iTraxx Asia ex-Japan Index	6.500%	06/20/2013	13,200	839

					$2,159

[1]	If the fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

[2]	The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swap Agreements

		Pay/
	Floating	Receive				Unrealized
	Rate	Floating	Fixed	Expiration	Notional	Appreciation
Counterparty	Index	Rate	Rate	Date	Amount	(Depreciation)

JPMorgan	3-Month LIBOR	Receive	3.476%	9/15/2019	$4,000	$108
UBS	3-Month LIBOR	Receive	3.001%	8/3/2014	7,000	(139)
UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	5,000	(110)
UBS	3-Month LIBOR	Receive	2.610%	1/12/2019	19,000	1,619

						$1,478

Total Return Bond Fund (concluded)

U.S. Government Mortgage Fund
DESCRIPTION	PAR	FAIR VALUE

U.S. Government Agency Mortgage-Backed Securities – 84.3%
Adjustable Rate Δ – 13.2%
Federal Home Loan Mortgage Corporation Pool
2.718%, 09/01/2033, # 780836	$1,201	$1,223
4.720%, 03/01/2036, # 848193	995	1,029
5.563%, 05/01/2037, # 1H1396	2,046	2,165
Federal National Mortgage Association Pool
2.920%, 04/01/2034, # AD0486	2,023	2,070
2.501%, 12/01/2035, # 848390	790	795
3.092%, 07/01/2036, # 886034	811	847
2.985%, 09/01/2036, # 995949	929	970
5.441%, 03/01/2037, # 914224	1,958	2,067
5.429%, 04/01/2037, # 913187	1,530	1,600
2.994%, 12/01/2039 «	455	470

		13,236

Fixed Rate – 71.1%
Federal Home Loan Mortgage Corporation Pool
7.000%, 07/01/2011, # E20252	4	5
7.500%, 09/01/2012, # G10735	37	39
6.000%, 10/01/2013, # E72802	89	95
5.500%, 01/01/2014, # E00617	332	348
7.000%, 09/01/2014, # E00746	60	64
6.500%, 01/01/2028, # G00876	227	246
7.500%, 01/01/2030, # C35768	35	39
6.500%, 03/01/2031, # G01244	414	449
Federal National Mortgage Association Pool
7.000%, 11/01/2011, # 250738	3	3
7.000%, 11/01/2011, # 349630	1	1
7.000%, 11/01/2011, # 351122	5	5
6.000%, 04/01/2013, # 425550	53	56
6.500%, 08/01/2013, # 251901	42	45
6.000%, 11/01/2013, # 556195	72	77
7.000%, 10/01/2014, # 252799	40	44
5.500%, 04/01/2016, # 580516	321	342
6.500%, 07/01/2017, # 254373	473	514
7.000%, 07/01/2017, # 254414	495	538
5.500%, 12/01/2017, # 673010	326	348
5.500%, 04/01/2018, # 695765	435	464
4.500%, 05/01/2018, # 254720	1,642	1,712
5.500%, 09/01/2019, # 725793	1,999	2,131
6.000%, 01/01/2022, # 254179	385	414
6.500%, 06/01/2022, # 254344	386	419
7.000%, 09/01/2031, # 596680	620	681
6.500%, 12/01/2031, # 254169	581	623
6.000%, 04/01/2032, # 745101	1,760	1,857
6.500%, 06/01/2032, # 596712	1,495	1,603
6.000%, 08/01/2032, # 656269	432	456
6.000%, 03/01/2034, # 745324	1,729	1,850
6.500%, 08/01/2036, # 887017	6,180	6,632
7.000%, 06/01/2037, # 928519	3,799	4,168
5.500%, 06/01/2038, # 995018	6,014	6,307
5.500%, 06/01/2039, # 995959	10,975	11,501
5.000%, 01/15/2040 «	15,730	16,141
6.000%, 01/15/2040 «	8,285	8,774
Government National Mortgage Association Pool
8.000%, 10/15/2010, # 414750	3	3
7.500%, 12/15/2022, # 347332	56	62
7.000%, 09/15/2027, # 455304	16	18
6.500%, 07/15/2028, # 780825	408	441
6.500%, 08/20/2031, # 003120	153	166
7.500%, 12/15/2031, # 570134	148	167

The accompanying notes are an integral part of the financial statements.

46   First American Funds 2009 Semiannual Report

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR	FAIR VALUE

6.000%, 09/15/2034, # 633605 ▼	$1,529	$1,628

		71,476

Total U.S. Government Agency Mortgage-Backed Securities
(Cost $83,864)		84,712

Asset-Backed Securities – 8.9%
Credit Cards – 0.7%
American Express Issuance Trust
Series 2005-1, Class C
0.563%, 08/15/2011 Δ	355	351
Discover Card Master Trust
Series 2007-C1, Class C1
0.553%, 01/15/2013 Δ	375	371

		722

Equipment Leases – 0.5%
CNH Equipment Trust
Series 2009-C, Class A2
0.950%, 08/15/2012	500	500

Home Equity – 0.0%
GRMT Mortgage Loan Trust
Series 2001-1A, Class M1
8.272%, 07/20/2031 ¥ ■	45	36

Manufactured Housing – 0.6%
Origen Manufactured Housing
Series 2005-B, Class M1
5.990%, 01/15/2037	750	613

Other – 6.0%
Greenwich Capital Commercial Funding
Series 2007-GG11, Class A4
5.736%, 12/10/2049	1,470	1,305
Series 2007-GG9, Class A4
5.444%, 03/10/2039	1,000	884
GS Mortgage Securities II
Series 2007-GG10, Class A4
5.805%, 08/10/2045 Δ ▼	1,970	1,692
JPMorgan Chase Commercial Mortgage Securities
Series 2009-IWST, Class A2
5.633%, 12/05/2027 Δ ■	605	599
Merrill Lynch/Countrywide Commercial Mortgage Trust
Series 2007-8, Class AM
5.957%, 08/12/2049 Δ	600	438
Morgan Stanley Capital I
Series 2006-IQ12, Class A4
5.332%, 12/15/2043	650	603
Small Business Administration
Series 2005-P10B, Class 1
4.940%, 08/10/2015	443	466

		5,987

Utilities – 1.1%
CenterPoint Energy Transition
Series 2008-A, Class A1
4.192%, 02/01/2020	1,072	1,123

Total Asset-Backed Securities
(Cost $9,750)		8,981

Collateralized Mortgage Obligation – Private Mortgage-Backed Securities – 4.3%
Fixed Rate – 4.3%
GSMPS Mortgage Loan Trust
Series 2003-1, Class B1
6.875%, 03/25/2043 ¥	897	607
GSR Mortgage Loan Trust
Series 2005-4F, Class B1
5.733%, 05/25/2035 ¥	1,319	717
Impac Secured Assets
Series 2000-3, Class M1
8.000%, 10/25/2030 ¥	414	355
Lehman Brothers Mortgage Trust
Series 2008-6, Class 1A1
6.551%, 07/25/2047	668	578
Master Alternative Loans Trust
Series 2005-2, Class 1A3
6.500%, 03/25/2035	551	447
Residential Accredit Loans
Series 2003-QS12, Class M1
5.000%, 06/25/2018 ¥	703	528
Residential Asset Mortgage Products
Series 2004-SL4, Class A3
6.500%, 07/25/2032	930	912
Wells Fargo Mortgage Backed Securities Trust
Series 2007-9, Class 1A4
5.500%, 07/25/2037	600	224

Total Collateralized Mortgage Obligation – Private Mortgage-Backed Securities
(Cost $5,830)		4,368

U.S. Government & Agency Securities – 2.0%
U.S. Agency Debentures – 2.0%
Federal Home Loan Bank
1.500%, 01/16/2013 ▼	1,000	986
Federal National Mortgage Association
0.875%, 01/12/2012 ▼	1,030	1,022

Total U.S. Government & Agency Securities
(Cost $2,027)		2,008

Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities – 1.8%
Fixed Rate – 1.8%
Federal Home Loan Mortgage Corporation
Series 2382, Class DA
5.500%, 10/15/2030	59	60
Series 2843, Class BH
4.000%, 01/15/2018	973	999
Federal National Mortgage Association
Series 2002-W1, Class 2A
7.500%, 02/25/2042	616	695

Total Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities (Cost $1,710)		1,754

First American Funds 2009 Semiannual Report   47

Schedule of Investments  December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

U.S. Government Mortgage Fund (continued)
DESCRIPTION	PAR/SHARES	FAIR VALUE

Corporate Bond – 0.6%
Finance – 0.6%
GMAC
1.750% 10/30/2012
(Cost $560)	$560	$556

Short-Term Investments – 24.0%
Money Market Fund – 23.7%
First American Government Obligations Fund, Class Z
0.000% Å Ω	23,862,377	23,862

U.S. Treasury Obligations – 0.3%
U.S. Treasury Bills ☐
0.330%, 02/11/2010	$150	150
0.169%, 06/03/2010	150	150

		300

Total Short-Term Investments
(Cost $24,162)		24,162

Investment Purchased with Proceeds from Securities Lending – 5.4%
Mount Vernon Securities Lending Prime Portfolio
0.213% Ω †
(Cost $5,401)	5,400,515	5,401

Total Investments ▲ – 131.3%
(Cost $133,304)		131,942

Other Assets and Liabilities, Net – (31.3)%		(31,434)

Total Net Assets – 100.0%		$100,508

Δ	Variable Rate Security – The rate shown is the rate in effect as of December 31, 2009.

«	Security purchased on a when-issued basis. On December 31, 2009 the total cost of investments purchased on a when-issued basis was $25,700 or 25.6% of total net assets. See note 2 in Notes to Financial Statements.

▼	This security or a portion of this security is out on loan at December 31, 2009. Total loaned securities had a fair value of $5,318 at December 31, 2009. See note 2 in Notes to Financial Statements.

¥	Security considered illiquid. As of December 31, 2009, the fair value of the fund’s investments considered to be illiquid was $2,243 or 2.2% of total net assets. See note 2 in Notes to Financial Statements.

■	Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” As of December 31, 2009, the fair value of these investments was $635 or 0.6% of total net assets. See note 2 in Notes to Financial Statements.

Å	Investment in affiliated security. This money market fund is advised by FAF Advisors, Inc., which also serves as advisor for this fund. See note 3 in Notes to Financial Statements.

Ω	The rate quoted is the annualized seven-day effective yield as of December 31, 2009.

☐	Security has been deposited as initial margin on open futures contracts and/or swap agreements. Yield shown is the annualized effective yield as of December 31, 2009. See note 2 in Notes to Financial Statements.

†	The fund may loan securities representing up to one third of the fair value of its total assets (which includes collateral for securities on loan) to broker dealers, banks, or other institutional borrowers of securities. The fund maintains collateral equal to at least 100% of the fair value of the securities loaned. The adequacy of the collateral is monitored on a daily basis. The cash collateral received by the fund is invested in this affiliated money market fund. See note 2 in Notes to Financial Statements.
U.S. Government Mortgage Fund (concluded)

▲	On December 31, 2009, the cost of investments for federal income tax purposes was approximately $133,304. The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$1,670
Gross unrealized depreciation	(3,032)

Net unrealized depreciation	$(1,362)

Schedule of Open Futures Contract

		Number of	Notional
	Settlement	Contracts	Contract	Unrealized
Description	Month	Purchased	Value	Depreciation

U.S. Treasury 5 Year Note Futures	March 2010	38	$4,347	$(72)

Interest Rate Swap Agreement

Pay/
	Floating	Receive
	Rate	Floating	Fixed	Expiration	Notional	Unrealized
Counterparty	Index	Rate	Rate	Date	Amount	Depreciation

UBS	3-Month LIBOR	Receive	4.045%	11/14/2018	$1,000	$(22)

The accompanying notes are an integral part of the financial statements.

48   First American Funds 2009 Semiannual Report

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Statements ofAssets and Liabilities	December 31, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Unaffiliated investments, at cost	$1,280,846	$313,754	$147,729
Affiliated money market fund, at cost	56,764	10,321	1,274
Affiliated investment purchased with proceeds from securities lending, at cost (note 2)	125,219	52,985	47,489

ASSETS:
Unaffiliated investments, at fair value* (note 2)	$1,301,472	$325,629	$146,911
Affiliated money market fund, at fair value (note 2)	56,764	10,321	1,274
Affiliated investment purchased with proceeds from securities lending, at fair value (note 2)	125,219	52,985	47,489
Cash	—	47	14
Receivable for dividends and interest	12,777	6,453	1,302
Receivable for investments sold	442	1,425	—
Receivable for capital shares sold	267	621	94
Receivable for variation margin (note 2)	130	—	—
Receivable for swap agreements	—	—	29
Unrealized appreciation of swap agreements	4,233	—	95
Prepaid expenses and other assets	35	27	30

Total assets	1,501,339	397,508	197,238

LIABILITIES:
Bank overdraft	173	—	—
Dividends payable	3,982	2,080	285
Payable upon return of securities loaned (note 2)	125,219	52,985	47,489
Payable for investments purchased	—	1,246	—
Payable for investments purchased on a when-issued basis	35,944	—	—
Payable for capital shares redeemed	1,585	216	267
Payable for variation margin	—	—	38
Payable for swap agreements	1,785	—	9
Unrealized depreciation of swap agreements	728	—	85
Payable to affiliates (note 3)	792	238	70
Payable for distribution and shareholder servicing fees	27	14	5
Accrued expenses and other liabilities	21	19	24

Total liabilities	170,256	56,798	48,272

Net assets	$1,331,083	$340,710	$148,966

COMPOSITION OF NET ASSETS:
Portfolio capital	1,372,084	367,440	163,270
Undistributed (distributions in excess of) net investment income	104	196	2,052
Accumulated net realized gain (loss) on investments, future contracts, foreign currency transactions, options written, and swap agreements (note 2)	(66,661)	(38,801)	(15,259)
Net unrealized appreciation (depreciation) of:
Investments	20,626	11,875	(818)
Futures contracts	1,425	—	(288)
Swap agreements	3,505	—	10
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	(1)

Net assets	$1,331,083	$340,710	$148,966

* Including securities loaned, at fair value	$121,888	$51,689	$46,419

The accompanying notes are an integral part of the financial statements.

50   First American Funds 2009 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$92,255	$728,628	$547,405	$634,477	$104,041
243	25,276	10,590	44,337	23,862
32,619	112,730	52,801	59,833	5,401

$93,110	$750,343	$553,231	$636,621	$102,679
243	25,276	10,590	44,337	23,862
32,619	112,730	52,801	59,833	5,401
—	—	—	—	2
883	8,104	4,221	7,981	378
—	47	86	10,086	6,368
10	198	2,789	97	43
—	—	139	373	—
—	—	39	168	—
—	400	186	3,886	—
36	18	32	37	11

126,901	897,116	624,114	763,419	138,744

—	1	18	—	—
81	2,120	1,040	2,218	337
32,619	112,730	52,801	59,833	5,401
—	3,615	2,489	10,008	6,343
—	3,522	2,505	16,477	25,700
25	455	285	353	357
5	148	—	—	11
—	102	—	232	—
—	397	226	249	22
36	464	269	434	58
1	3	11	7	7
22	21	12	27	—

32,789	123,578	59,656	89,838	38,236

$94,112	$773,538	$564,458	$673,581	$100,508

93,175	782,431	581,809	756,570	115,571
(59)	(317)	(308)	(172)	(128)
168	(29,380)	(23,663)	(91,545)	(13,479)

855	21,715	5,826	2,144	(1,362)
(27)	(914)	834	2,951	(72)
—	3	(40)	3,637	(22)

—	—	—	(4)	—

$94,112	$773,538	$564,458	$673,581	$100,508

31,865	$109,727	$51,553	$58,406	$5,318

First American Funds 2009 Semiannual Report   51

Statements ofAssets and Liabilities	December 31, 2009 (unaudited), all dollars and shares are rounded to thousands (000), except for per share data

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

Class A:
Net assets	$91,299	$34,022	$6,827
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	8,324	4,064	678
Net asset value and redemption price per share	$10.97	$8.37	$10.06
Maximum offering price per share[1]	$11.46	$8.74	$10.51
Class B2:
Net assets	$5,075	$2,047	—
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	467	246	—
Net asset value, offering price, and redemption price per share[3]	$10.87	$8.32	—
Class C:
Net assets	$3,765	$6,020	$4,239
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	345	723	425
Net asset value per share[3]	$10.93	$8.33	$9.98
Class R:
Net assets	$422	$295	$1,354
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	38	35	135
Net asset value, offering price, and redemption price per share	$11.02	$8.52	$10.04
Class Y:
Net assets	$1,230,522	$298,326	$136,546
Shares issued and outstanding ($0.0001 par value – 2 billion authorized)	112,234	35,626	13,553
Net asset value, offering price, and redemption price per share	$10.96	$8.37	$10.07

[1]	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge. For a description of front-end sales charges, see note 1 in Notes to Financial Statements.

[2]	No new or additional investments are allowed in Class B Shares. See note 1 in Notes to Financial Statements.

[3]	Class B and Class C have a contingent deferred sales charge. For a description of this sales charge, see notes 1 and 3 in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

52   First American Funds 2009 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$7,791	$27,574	$83,623	$17,719	$10,537
916	2,730	8,411	1,746	1,048
$8.51	$10.10	$9.94	$10.15	$10.05
$8.71	$10.33	$10.17	$10.60	$10.50

—	—	—	$1,653	$2,702
—	—	—	164	268
—	—	—	$10.10	$10.07

$1	—	$844	$3,941	$2,004
—	—	84	391	200
$8.51	—	$9.97	$10.09	$10.01

$1	—	—	$398	$545
—	—	—	39	55
$8.51	—	—	$10.19	$10.03

$86,319	$745,964	$479,991	$649,870	$84,720
10,143	74,155	48,258	64,059	8,427
$8.51	$10.06	$9.95	$10.14	$10.05

First American Funds 2009 Semiannual Report   53

Statements ofOperations	For the six-month period ended December 31, 2009 (unaudited), all dollars are rounded to thousands (000)

			Inflation
	Core	High Income	Protected
	Bond Fund	Bond Fund	Securities Fund

INVESTMENT INCOME:
Interest from unaffiliated investments	$41,205	$12,938	$3,551
Dividends from unaffiliated investments	85	992	24
Dividends from affiliated money market fund	27	11	6
Less: Foreign taxes withheld	—	(5)	—
Securities lending income	83	87	38

Total investment income	41,400	14,023	3,619

EXPENSES (note 3):
Investment advisory fees	3,453	1,014	404
Administration fees	1,536	338	184
Transfer agent fees	111	68	51
Custodian fees	34	7	4
Legal fees	8	8	8
Audit fees	20	20	20
Registration fees	24	24	23
Postage and printing fees	35	5	5
Directors’ fees	15	15	15
Other expenses	12	10	10
Distribution and shareholder servicing fees:
Class A	112	39	8
Class B	28	11	—
Class C	19	28	15
Class R	1	1	3

Total expenses	5,408	1,588	750

Less: Fee waivers (note 3)	(432)	(284)	(243)

Total net expenses	4,976	1,304	507

Investment income – net	36,424	12,719	3,112

REALIZED AND UNREALIZED GAINS (LOSSES) – NET (note 5):
Net realized gain (loss) on:
Investments	(9,121)	8,986	224
Futures contracts	(491)	67	531
Swap agreements	1,836	—	25
Options written	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(3)	—	—
Net change in unrealized appreciation or depreciation of:
Investments	125,803	33,499	5,251
Futures contracts	2,575	8	(292)
Swap agreements	2,280	—	153
Options written	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	—	(1)

Net gain on investments, futures contracts, swap agreements, options written, and foreign currency transactions.	122,879	42,560	5,891

Net increase in net assets resulting from operations	$159,303	$55,279	$9,003

The accompanying notes are an integral part of the financial statements.

54   First American Funds 2009 Semiannual Report

Intermediate
Government	Intermediate Term	Short Term	Total Return	U.S. Government
Bond Fund	Bond Fund	Bond Fund	Bond Fund	Mortgage Fund

$1,535	$20,608	$9,993	$22,181	$2,738
—	37	—	196	—
1	10	10	18	5
—	—	—	—	—
8	58	38	35	4

1,544	20,713	10,041	22,430	2,747

264	1,955	1,166	2,035	282
125	896	534	765	139
32	31	51	63	63
3	19	11	17	3
8	8	8	8	8
20	20	20	20	3
18	14	18	23	33
4	19	10	15	3
15	15	15	15	15
10	11	10	11	15

11	33	95	21	13
—	—	—	9	15
—	—	1	17	10
—	—	—	1	7

510	3,021	1,939	3,020	609

(187)	(276)	(490)	(442)	(173)

323	2,745	1,449	2,578	436

1,221	17,968	8,592	19,852	2,311

9	(6,206)	(5,583)	(8,325)	(1,375)
57	1,580	(71)	(5,420)	44
—	604	715	3,300	(16)
—	—	—	1,266	—

—	—	—	(4)	—

244	53,401	15,546	81,494	4,712
(27)	242	1,015	4,630	(77)
—	184	166	3,280	5
—	—	—	(88)	—
—	—	—	(5)	—

283	49,805	11,788	80,128	3,293

$1,504	$67,773	$20,380	$99,980	$5,604

First American Funds 2009 Semiannual Report   55

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

					Inflation
	Core		High Income		Protected
	Bond Fund		Bond Fund		Securities Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

OPERATIONS:
Investment income – net	$36,424	$84,630	$12,719	$19,353	$3,112	$5,307
Net realized gain (loss) on:
Investments	(9,121)	(44,797)	8,986	(41,280)	224	(6,928)
Futures contracts	(491)	(8,565)	67	1,291	531	568
Swap agreements	1,836	(3,086)	—	1,530	25	667
Options written	—	(56)	—	—	—	(11)
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	(3)	(80)	—	—	—	7
Net change in unrealized appreciation or depreciation of:
Investments	125,803	(53,547)	33,499	(2,227)	5,251	(11,535)
Futures contracts	2,575	(1,120)	8	121	(292)	(183)
Swap agreements	2,280	2,856	—	(242)	153	(157)
Options written	—	—	—	—	—	—
Forward foreign currency contracts, foreign currency, and translation of other assets and liabilities denominated in foreign currency (note 2)	—	(2)	—	—	(1)	7

Net increase (decrease) in net assets resulting from operations	159,303	(23,767)	55,279	(21,454)	9,003	(12,258)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income – net:
Class A	(2,228)	(5,156)	(1,295)	(2,415)	(41)	(91)
Class B	(120)	(363)	(84)	(245)	—	—
Class C	(80)	(213)	(216)	(512)	(17)	(6)
Class R	(11)	(20)	(12)	(23)	(8)	(28)
Class Y	(33,492)	(80,122)	(10,749)	(16,979)	(985)	(7,681)
Realized gain on investments – net:
Class A	—	—	—	—	—	—
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	—
Class R	—	—	—	—	—	—
Class Y	—	—	—	—	—	—
Return of capital:
Class A	—	—	—	—	—	(53)
Class B	—	—	—	—	—	—
Class C	—	—	—	—	—	(9)
Class R	—	—	—	—	—	(15)
Class Y	—	—	—	—	—	(2,696)

Total distributions	(35,931)	(85,874)	(12,356)	(20,174)	(1,051)	(10,579)

The accompanying notes are an integral part of the financial statements.

56   First American Funds 2009 Semiannual Report

Intermediate
Government		Intermediate Term		Short Term		Total Return		U.S. Government
Bond Fund		Bond Fund		Bond Fund		Bond Fund		Mortgage Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

$1,221	$2,827	$17,968	$38,187	$8,592	$16,150	$19,852	$59,524	$2,311	$6,492

9	2,409	(6,206)	(15,230)	(5,583)	(5,134)	(8,325)	(61,203)	(1,375)	215
57	—	1,580	(4,487)	(71)	987	(5,420)	(9,842)	44	(2,943)
—	—	604	2,045	715	1,358	3,300	(14,144)	(16)	93
—	—	—	—	—	(11)	1,266	915	—	—
—	—	—	—	—	(15)	(4)	264	—	—
244	768	53,401	(14,219)	15,546	(3,864)	81,494	(41,674)	4,712	(1,965)
(27)	—	242	(789)	1,015	(55)	4,630	1,035	(77)	38
—	—	184	1,031	166	(227)	3,280	1,386	5	(297)
—	—	—	—	—	—	(88)	(408)	—	—
—	—	—	—	—	—	(5)	19	—	—

1,504	6,004	67,773	6,538	20,380	9,189	99,980	(64,128)	5,604	1,633

(108)	(257)	(593)	(1,326)	(1,392)	(2,560)	(479)	(946)	(220)	(528)
—	—	—	—	—	—	(45)	(125)	(49)	(149)
—	—	—	—	(1)	—	(89)	(182)	(36)	(95)
—	—	—	—	—	—	(10)	(24)	(50)	(102)
(1,217)	(2,457)	(17,656)	(39,603)	(7,431)	(12,651)	(19,935)	(57,528)	(2,050)	(5,901)

(151)	—	—	—	—	—	—	(234)	—	—
—	—	—	—	—	—	—	(37)	—	—
—	—	—	—	—	—	—	(45)	—	—
—	—	—	—	—	—	—	(4)	—	—
(1,692)	—	—	—	—	—	—	(14,120)	—	—

—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—	—	—

(3,168)	(2,714)	(18,249)	(40,929)	(8,824)	(15,211)	(20,558)	(73,245)	(2,405)	(6,775)

First American Funds 2009 Semiannual Report   57

Statements ofChanges in Net Assets	all dollars are rounded to thousands (000)

					Inflation
	Core		High Income		Protected
	Bond Fund		Bond Fund		Securities Fund

	Six-Month		Six-Month		Six-Month
	Period Ended		Period Ended		Period Ended
	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

CAPITAL SHARE TRANSACTIONS (note 4):
Class A:
Proceeds from sales	6,340	10,085	8,220	16,377	2,177	3,292
Reinvestment of distributions	1,724	3,991	897	1,572	34	110
Payments for redemptions	(6,812)	(19,007)	(5,517)	(13,646)	(1,106)	(1,048)

Increase (decrease) in net assets from Class A transactions	1,252	(4,931)	3,600	4,303	1,105	2,354

Class B:
Proceeds from sales	43	381	149	123	—	—
Reinvestment of distributions	111	335	58	159	—	—
Payments for redemptions	(1,364)	(2,011)	(661)	(1,022)	—	—

Decrease in net assets from Class B transactions	(1,210)	(1,295)	(454)	(740)	—	—

Class C:
Proceeds from sales	472	963	729	491	2,830	1,321
Reinvestment of distributions	66	176	108	267	15	9
Payments for redemptions	(791)	(1,459)	(720)	(1,062)	(125)	(287)

Increase (decrease) in net assets from Class C transactions	(253)	(320)	117	(304)	2,720	1,043

Class R:
Proceeds from sales	72	151	43	105	80	317
Reinvestment of distributions	10	20	5	8	8	43
Payments for redemptions	(103)	(36)	(65)	(3)	(58)	(204)

Increase (decrease) in net assets from Class R transactions	(21)	135	(17)	110	30	156

Class Y:
Proceeds from sales	129,656	475,310	101,625	62,943	15,601	46,823
Reinvestment of distributions	10,187	23,742	851	1,716	170	2,129
Payments for redemptions	(303,641)	(586,834)	(23,142)	(49,948)	(54,220)	(137,643)

Increase (decrease) in net assets from Class Y transactions	(163,798)	(87,782)	79,334	14,711	(38,449)	(88,691)

Increase (decrease) in net assets from capital share transactions	(164,030)	(94,193)	82,580	18,080	(34,594)	(85,138)

Total increase (decrease) in net assets	(40,658)	(203,834)	125,503	(23,548)	(26,642)	(107,975)
Net assets at beginning of period	1,371,741	1,575,575	215,207	238,755	175,608	283,583

Net assets at end of period	$1,331,083	$1,371,741	$340,710	$215,207	$148,966	$175,608

Undistributed (distributions in excess of) net investment income	$104	$(389)	$196	$(167)	$2,052	$(9)

The accompanying notes are an integral part of the financial statements.

58   First American Funds 2009 Semiannual Report

Intermediate
Government		Intermediate Term		Short Term		Total Return		U.S. Government
Bond Fund		Bond Fund		Bond Fund		Bond Fund		Mortgage Fund

Six-Month		Six-Month		Six-Month		Six-Month		Six-Month
Period Ended		Period Ended		Period Ended		Period Ended		Period Ended
12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended	12/31/09	Year Ended
(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09	(unaudited)	6/30/09

2,302	15,012	4,036	3,133	21,983	16,921	4,363	3,930	842	2,136
236	206	484	1,092	1,082	1,947	371	924	186	446
(5,106)	(11,591)	(2,458)	(7,402)	(7,146)	(11,765)	(2,804)	(5,068)	(928)	(3,339)

(2,568)	3,627	2,062	(3,177)	15,919	7,103	1,930	(214)	100	(757)

—	—	—	—	—	—	57	230	17	110
—	—	—	—	—	—	37	131	42	127
—	—	—	—	—	—	(367)	(758)	(454)	(824)

—	—	—	—	—	—	(273)	(397)	(395)	(587)

1	—	—	—	843	—	979	1,198	182	435
—	—	—	—	2	—	67	166	28	78
—	—	—	—	—	—	(262)	(1,819)	(382)	(569)

1	—	—	—	845	—	784	(455)	(172)	(56)

1	—	—	—	—	—	94	442	1,492	1,871
—	—	—	—	—	—	10	28	48	101
—	—	—	—	—	—	(426)	(130)	(3,483)	(1,122)

1	—	—	—	—	—	(322)	340	(1,943)	850

14,588	109,739	103,027	197,327	227,909	134,155	75,179	299,711	5,772	13,315
1,735	1,341	4,500	10,867	1,842	3,778	5,364	22,461	356	1,102
(29,730)	(76,536)	(134,011)	(217,486)	(74,341)	(75,622)	(140,737)	(622,967)	(20,334)	(37,112)

(13,407)	34,544	(26,484)	(9,292)	155,410	62,311	(60,194)	(300,795)	(14,206)	(22,695)

(15,973)	38,171	(24,422)	(12,469)	172,174	69,414	(58,075)	(301,521)	(16,616)	(23,245)

(17,637)	41,461	25,102	(46,860)	183,730	63,392	21,347	(438,894)	(13,417)	(28,387)
111,749	70,288	748,436	795,296	380,728	317,336	652,234	1,091,128	113,925	142,312

$94,112	$111,749	$773,538	$748,436	$564,458	$380,728	$673,581	$652,234	$100,508	$113,925

$(59)	$45	$(317)	$(36)	$(308)	$(76)	$(172)	$534	$(128)	$(34)

First American Funds 2009 Semiannual Report   59

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions		Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Distributions	Period

Core Bond Fund[1]
Class A
2009[2]	$10.04	$0.27	$0.93	$1.20	$(0.27)	$—	$(0.27)	$10.97
2009[3]	10.86	0.61	(0.81)	(0.20)	(0.62)	—	(0.62)	10.04
2008[3]	10.79	0.51	0.05	0.56	(0.49)	—	(0.49)	10.86
2007[3]	10.71	0.47	0.09	0.56	(0.48)	—	(0.48)	10.79
2006[4]	11.15	0.33	(0.37)	(0.04)	(0.33)	(0.07)	(0.40)	10.71
2005[5]	11.27	0.40	(0.09)	0.31	(0.42)	(0.01)	(0.43)	11.15
Class B
2009[2]	$9.95	$0.23	$0.92	$1.15	$(0.23)	$—	$(0.23)	$10.87
2009[3]	10.77	0.54	(0.81)	(0.27)	(0.55)	—	(0.55)	9.95
2008[3]	10.70	0.42	0.06	0.48	(0.41)	—	(0.41)	10.77
2007[3]	10.63	0.38	0.09	0.47	(0.40)	—	(0.40)	10.70
2006[4]	11.07	0.26	(0.36)	(0.10)	(0.27)	(0.07)	(0.34)	10.63
2005[5]	11.19	0.31	(0.09)	0.22	(0.33)	(0.01)	(0.34)	11.07
Class C
2009[2]	$10.00	$0.23	$0.93	$1.16	$(0.23)	$—	$(0.23)	$10.93
2009[3]	10.83	0.54	(0.82)	(0.28)	(0.55)	—	(0.55)	10.00
2008[3]	10.75	0.43	0.06	0.49	(0.41)	—	(0.41)	10.83
2007[3]	10.67	0.38	0.10	0.48	(0.40)	—	(0.40)	10.75
2006[4]	11.12	0.26	(0.37)	(0.11)	(0.27)	(0.07)	(0.34)	10.67
2005[5]	11.24	0.31	(0.09)	0.22	(0.33)	(0.01)	(0.34)	11.12
Class R
2009[2]	$10.09	$0.25	$0.94	$1.19	$(0.26)	$—	$(0.26)	$11.02
2009[3]	10.89	0.59	(0.79)	(0.20)	(0.60)	—	(0.60)	10.09
2008[3]	10.81	0.49	0.05	0.54	(0.46)	—	(0.46)	10.89
2007[3]	10.73	0.44	0.09	0.53	(0.45)	—	(0.45)	10.81
2006[4]	11.17	0.31	(0.36)	(0.05)	(0.32)	(0.07)	(0.39)	10.73
2005[5]	11.30	0.38	(0.10)	0.28	(0.40)	(0.01)	(0.41)	11.17
Class Y
2009[2]	$10.03	$0.28	$0.93	$1.21	$(0.28)	$—	$(0.28)	$10.96
2009[3]	10.86	0.64	(0.82)	(0.18)	(0.65)	—	(0.65)	10.03
2008[3]	10.78	0.54	0.06	0.60	(0.52)	—	(0.52)	10.86
2007[3]	10.70	0.49	0.10	0.59	(0.51)	—	(0.51)	10.78
2006[4]	11.15	0.35	(0.38)	(0.03)	(0.35)	(0.07)	(0.42)	10.70
2005[5]	11.27	0.42	(0.08)	0.34	(0.45)	(0.01)	(0.46)	11.15

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

60   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

12.01%	$91,299	0.95%	5.04%	1.01%	4.98%	42%
(1.37)	82,373	0.95	6.34	1.02	6.27	160
5.24	94,571	0.95	4.63	1.01	4.57	131
5.26	102,723	0.95	4.25	1.01	4.19	137
(0.34)	134,845	0.95	3.98	1.03	3.90	139
2.75	161,410	0.95	3.51	1.05	3.41	208

11.60%	$5,075	1.70%	4.30%	1.76%	4.24%	42%
(2.12)	5,780	1.70	5.59	1.77	5.52	160
4.50	7,733	1.70	3.87	1.76	3.81	131
4.41	9,634	1.70	3.50	1.76	3.44	137
(0.91)	13,819	1.70	3.23	1.78	3.15	139
2.00	17,078	1.70	2.76	1.80	2.66	208

11.64%	$3,765	1.70%	4.30%	1.76%	4.24%	42%
(2.21)	3,693	1.70	5.59	1.77	5.52	160
4.57	4,383	1.70	3.89	1.76	3.83	131
4.48	4,567	1.70	3.50	1.76	3.44	137
(1.01)	5,183	1.70	3.22	1.78	3.14	139
1.99	7,266	1.70	2.76	1.80	2.66	208

11.81%	$422	1.20%	4.67%	1.26%	4.61%	42%
(1.43)	406	1.20	6.11	1.27	6.04	160
5.06	289	1.20	4.42	1.26	4.36	131
4.99	65	1.20	4.01	1.29	3.92	137
(0.51)	34	1.20	3.77	1.43	3.54	139
2.51	16	1.20	3.37	1.45	3.12	208

12.16%	$1,230,522	0.70%	5.30%	0.76%	5.24%	42%
(1.22)	1,279,489	0.70	6.57	0.77	6.50	160
5.60	1,468,599	0.70	4.88	0.76	4.82	131
5.53	1,530,750	0.70	4.50	0.76	4.44	137
(0.24)	1,680,105	0.70	4.24	0.78	4.16	139
3.01	1,725,850	0.70	3.77	0.80	3.67	208

First American Funds 2009 Semiannual Report   61

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions		Distributions			Net Asset
	Value	Net	Gains	Total from	from Net	Distributions	from			Value
	Beginning	Investment	(Losses) on	Investment	Investment	from Net	Return of		Total	End of
	of Period	Income	Investments	Operations	Income	Realized Gains	Capital		Distributions	Period

High Income Bond Fund[1]
Class A
2009[2]	$7.15	$0.34	$1.21	$1.55	$(0.33)	$—	$—		$(0.33)	$8.37
2009[3]	8.65	0.73	(1.47)	(0.74)	(0.76)	—	—		(0.76)	7.15
2008[3]	9.61	0.71	(0.97)	(0.26)	(0.70)	—	—		(0.70)	8.65
2007[3]	9.22	0.65	0.38	1.03	(0.64)	—	—		(0.64)	9.61
2006[4]	9.41	0.49	(0.20)	0.29	(0.48)	—	—		(0.48)	9.22
2005[5]	9.45	0.66	(0.04)	0.62	(0.66)	—	—	[7]	(0.66)	9.41
Class B
2009[2]	$7.11	$0.31	$1.20	$1.51	$(0.30)	$—	$—		$(0.30)	$8.32
2009[3]	8.61	0.68	(1.47)	(0.79)	(0.71)	—	—		(0.71)	7.11
2008[3]	9.57	0.63	(0.96)	(0.33)	(0.63)	—	—		(0.63)	8.61
2007[3]	9.18	0.57	0.39	0.96	(0.57)	—	—		(0.57)	9.57
2006[4]	9.37	0.43	(0.19)	0.24	(0.43)	—	—		(0.43)	9.18
2005[5]	9.41	0.58	(0.03)	0.55	(0.59)	—	—	[7]	(0.59)	9.37
Class C
2009[2]	$7.12	$0.31	$1.20	$1.51	$(0.30)	$—	$—		$(0.30)	$8.33
2009[3]	8.62	0.68	(1.47)	(0.79)	(0.71)	—	—		(0.71)	7.12
2008[3]	9.58	0.63	(0.96)	(0.33)	(0.63)	—	—		(0.63)	8.62
2007[3]	9.19	0.57	0.39	0.96	(0.57)	—	—		(0.57)	9.58
2006[4]	9.38	0.43	(0.19)	0.24	(0.43)	—	—		(0.43)	9.19
2005[5]	9.42	0.58	(0.03)	0.55	(0.59)	—	—	[7]	(0.59)	9.38
Class R
2009[2]	$7.28	$0.34	$1.22	$1.56	$(0.32)	$—	$—		$(0.32)	$8.52
2009[3]	8.79	0.73	(1.49)	(0.76)	(0.75)	—	—		(0.75)	7.28
2008[3]	9.75	0.69	(0.98)	(0.29)	(0.67)	—	—		(0.67)	8.79
2007[3]	9.35	0.62	0.40	1.02	(0.62)	—	—		(0.62)	9.75
2006[4]	9.53	0.49	(0.20)	0.29	(0.47)	—	—		(0.47)	9.35
2005[5]	9.60	0.62	(0.04)	0.58	(0.65)	—	—	[7]	(0.65)	9.53
Class Y
2009[2]	$7.16	$0.35	$1.20	$1.55	$(0.34)	$—	$—		$(0.34)	$8.37
2009[3]	8.66	0.75	(1.47)	(0.72)	(0.78)	—	—		(0.78)	7.16
2008[3]	9.62	0.73	(0.97)	(0.24)	(0.72)	—	—		(0.72)	8.66
2007[3]	9.23	0.67	0.39	1.06	(0.67)	—	—		(0.67)	9.62
2006[4]	9.42	0.51	(0.20)	0.31	(0.50)	—	—		(0.50)	9.23
2005[5]	9.46	0.68	(0.03)	0.65	(0.69)	—	—	[7]	(0.69)	9.42

Inflation Protected Securities Fund[1]
Class A
2009[2]	$9.59	$0.17	$0.36	$0.53	$(0.06)	$—	$—		$(0.06)	$10.06
2009[3]	10.20	0.14	(0.37)	(0.23)	(0.26)	—	(0.12)		(0.38)	9.59
2008[3]	9.43	0.54	0.76	1.30	(0.53)	—	—		(0.53)	10.20
2007[3]	9.54	0.39	(0.16)	0.23	(0.34)	—	—		(0.34)	9.43
2006[4]	10.12	0.38	(0.55)	(0.17)	(0.40)	(0.01)	—		(0.41)	9.54
2005[6]	10.00	0.51	(0.02)	0.49	(0.37)	—	—		(0.37)	10.12
Class C
2009[2]	$9.53	$0.10	$0.39	$0.49	$(0.04)	$—	$—		$(0.04)	$9.98
2009[3]	10.18	0.11	(0.43)	(0.32)	(0.21)	—	(0.12)		(0.33)	9.53
2008[3]	9.41	0.48	0.75	1.23	(0.46)	—	—		(0.46)	10.18
2007[3]	9.53	0.33	(0.18)	0.15	(0.27)	—	—		(0.27)	9.41
2006[4]	10.11	0.31	(0.53)	(0.22)	(0.35)	(0.01)	—		(0.36)	9.53
2005[6]	10.00	0.40	0.02	0.42	(0.31)	—	—		(0.31)	10.11
Class R
2009[2]	$9.58	$0.16	$0.36	$0.52	$(0.06)	$—	$—		$(0.06)	$10.04
2009[3]	10.20	0.13	(0.39)	(0.26)	(0.24)	—	(0.12)		(0.36)	9.58
2008[3]	9.43	0.52	0.75	1.27	(0.50)	—	—		(0.50)	10.20
2007[3]	9.55	0.33	(0.13)	0.20	(0.32)	—	—		(0.32)	9.43
2006[4]	10.13	0.38	(0.56)	(0.18)	(0.39)	(0.01)	—		(0.40)	9.55
2005[6]	10.00	0.43	0.05	0.48	(0.35)	—	—		(0.35)	10.13
Class Y
2009[2]	$9.59	$0.19	$0.36	$0.55	$(0.07)	$—	$—		$(0.07)	$10.07
2009[3]	10.20	0.23	(0.45)	(0.22)	(0.27)	—	(0.12)		(0.39)	9.59
2008[3]	9.43	0.56	0.76	1.32	(0.55)	—	—		(0.55)	10.20
2007[3]	9.55	0.40	(0.16)	0.24	(0.36)	—	—		(0.36)	9.43
2006[4]	10.13	0.42	(0.57)	(0.15)	(0.42)	(0.01)	—		(0.43)	9.55
2005[6]	10.00	0.51	0.01	0.52	(0.39)	—	—		(0.39)	10.13

[1]	Per share data calculated using average shares outstanding method.
[2]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.
[3]	For the period July 1 through June 30 in the fiscal year indicated.
[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.
[5]	For the period October 1 through September 30 in the fiscal year indicated.
[6]	Commenced operations on October 1, 2004. All ratios for the period ended September 30, 2005 have been annualized, except total return and portfolio turnover.
[7]	Includes a tax return of capital of less than $0.01.
[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

62   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses to	Income	Net Assets	Net Assets	Portfolio
Total	End of	Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

21.99%	$34,022	1.10%	8.58%	1.30%	8.38%	59%
(7.26)	25,696	1.10	10.79	1.36	10.53	108
(2.84)	24,420	1.10	7.74	1.31	7.53	100
11.46	28,932	1.10	6.74	1.30	6.54	101
3.14	29,573	1.10	6.94	1.29	6.75	68
6.74	34,144	1.02	6.88	1.27	6.63	77

21.53%	$2,047	1.85%	7.85%	2.05%	7.65%	59%
(7.99)	2,157	1.85	9.92	2.11	9.66	108
(3.57)	3,496	1.85	6.97	2.06	6.76	100
10.67	4,814	1.85	6.00	2.05	5.80	101
2.57	5,988	1.85	6.19	2.04	6.00	68
5.97	7,191	1.77	6.13	2.02	5.88	77

21.50%	$6,020	1.85%	7.84%	2.05%	7.64%	59%
(7.98)	5,038	1.85	9.98	2.11	9.72	108
(3.57)	6,490	1.85	6.97	2.06	6.76	100
10.66	8,522	1.85	5.98	2.05	5.78	101
2.56	9,873	1.85	6.19	2.04	6.00	68
5.96	13,403	1.77	6.13	2.02	5.88	77

21.72%	$295	1.35%	8.34%	1.55%	8.14%	59%
(7.49)	265	1.35	10.72	1.61	10.46	108
(3.04)	185	1.35	7.37	1.56	7.16	100
11.12	186	1.35	6.38	1.56	6.17	101
3.09	73	1.35	6.82	1.69	6.48	68
6.23	4	1.33	6.31	1.73	5.91	77

21.97%	$298,326	0.85%	8.84%	1.05%	8.64%	59%
(7.01)	182,051	0.85	10.93	1.11	10.67	108
(2.59)	204,164	0.85	7.99	1.06	7.78	100
11.73	232,998	0.85	6.98	1.05	6.78	101
3.34	205,382	0.85	7.19	1.04	7.00	68
7.01	207,610	0.77	7.13	1.02	6.88	77

5.56%	$6,827	0.85%	3.38%	1.15%	3.08%	28%
(2.18)	5,439	0.85	1.52	1.10	1.27	24
14.01	3,294	0.85	5.40	1.08	5.17	71
2.41	2,712	0.85	4.09	1.06	3.88	90
(1.69)	5,042	0.85	5.20	1.08	4.97	85
4.93	6,917	0.85	5.04	1.09	4.80	23

5.19%	$4,239	1.60%	2.05%	1.90%	1.75%	28%
(3.03)	1,406	1.59	1.19	1.84	0.94	24
13.20	365	1.60	4.82	1.83	4.59	71
1.53	348	1.60	3.44	1.81	3.23	90
(2.26)	552	1.60	4.29	1.83	4.06	85
4.18	855	1.60	3.98	1.84	3.74	23

5.51%	$1,354	1.10%	3.24%	1.40%	2.94%	28%
(2.43)	1,262	1.10	1.34	1.35	1.09	24
13.73	1,175	1.10	5.21	1.33	4.98	71
2.09	822	1.10	3.45	1.31	3.24	90
(1.80)	1	1.10	5.17	1.48	4.79	85
4.81	1	1.10	4.22	1.49	3.83	23

5.73%	$136,546	0.60%	3.91%	0.90%	3.61%	28%
(2.03)	167,501	0.60	2.48	0.85	2.23	24
14.29	278,749	0.60	5.64	0.83	5.41	71
2.56	273,312	0.60	4.21	0.81	4.00	90
(1.50)	317,977	0.60	5.73	0.83	5.50	85
5.24	269,412	0.60	5.05	0.84	4.81	23

First American Funds 2009 Semiannual Report   63

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Return of	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Period

Intermediate Government Bond Fund[1]
Class A
2009[2]	$8.67	$0.10	$0.01	$0.11	$(0.10)	$(0.17)	$—	$(0.27)	$8.51
2009[3]	8.42	0.19	0.25	0.44	(0.19)	—	—	(0.19)	8.67
2008[3]	8.00	0.28	0.43	0.71	(0.29)	—	—	(0.29)	8.42
2007[3]	7.99	0.31	0.06	0.37	(0.33)	—	(0.03)	(0.36)	8.00
2006[4]	8.26	0.22	(0.22)	—	(0.22)	(0.05)	—	(0.27)	7.99
2005[5]	8.82	0.27	(0.15)	0.12	(0.28)	(0.40)	—	(0.68)	8.26
Class C
2009[6]	$8.76	$0.02	$(0.08)	$(0.06)	$(0.02)	$(0.17)	$—	$(0.19)	$8.51
Class R
2009[6]	$8.76	$0.03	$(0.08)	$(0.05)	$(0.03)	$(0.17)	$—	$(0.20)	$8.51
Class Y
2009[2]	$8.67	$0.10	$0.02	$0.12	$(0.11)	$(0.17)	$—	$(0.28)	$8.51
2008[3]	8.42	0.21	0.25	0.46	(0.21)	—	—	(0.21)	8.67
2008[3]	8.00	0.30	0.42	0.72	(0.30)	—	—	(0.30)	8.42
2007[3]	7.99	0.32	0.06	0.38	(0.34)	—	(0.03)	(0.37)	8.00
2006[4]	8.25	0.22	(0.20)	0.02	(0.23)	(0.05)	—	(0.28)	7.99
2005[5]	8.82	0.28	(0.16)	0.12	(0.29)	(0.40)	—	(0.69)	8.25

Intermediate Term Bond Fund[1]
Class A
2009[2]	$9.47	$0.22	$0.64	$0.86	$(0.23)	$—	$—	$(0.23)	$10.10
2009[3]	9.90	0.48	(0.40)	0.08	(0.51)	—	—	(0.51)	9.47
2008[3]	9.73	0.44	0.14	0.58	(0.41)	—	—	(0.41)	9.90
2007[3]	9.68	0.41	0.05	0.46	(0.41)	—	—	(0.41)	9.73
2006[4]	9.99	0.29	(0.27)	0.02	(0.30)	(0.03)	—	(0.33)	9.68
2005[5]	10.25	0.34	(0.17)	0.17	(0.33)	(0.10)	—	(0.43)	9.99
Class Y
2009[2]	$9.43	$0.23	$0.63	$0.86	$(0.23)	$—	$—	$(0.23)	$10.06
2009[3]	9.87	0.49	(0.40)	0.09	(0.53)	—	—	(0.53)	9.43
2008[3]	9.70	0.45	0.15	0.60	(0.43)	—	—	(0.43)	9.87
2007[3]	9.65	0.42	0.06	0.48	(0.43)	—	—	(0.43)	9.70
2006[4]	9.96	0.30	(0.27)	0.03	(0.31)	(0.03)	—	(0.34)	9.65
2005[5]	10.22	0.36	(0.17)	0.19	(0.35)	(0.10)	—	(0.45)	9.96

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to December 31, 2009 have been annualized, except total return and portfolio turnover.

[7]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

64   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[7]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

1.25%	$7,791	0.75%	2.17%	1.20%	1.72%	53%
5.30	10,496	0.75	2.22	1.15	1.82	133
8.90	6,504	0.75	3.32	1.33	2.74	118
4.68	1,619	0.75	3.80	1.46	3.09	84
0.06	1,689	0.75	3.56	1.26	3.05	70
1.40	1,970	0.75	3.21	1.09	2.87	161

(0.73)%	$1	1.60%	1.42%	1.95%	1.07%	53%

(0.65)%	$1	1.10%	1.96%	1.45%	1.61%	53%

1.32%	$86,319	0.60%	2.33%	0.95%	1.98%	53%
5.46	101,253	0.60	2.41	0.90	2.11	133
9.07	63,784	0.60	3.60	1.08	3.12	118
4.84	37,705	0.60	3.94	1.21	3.33	84
0.30	42,781	0.60	3.70	1.01	3.29	70
1.43	69,349	0.60	3.34	0.84	3.10	161

9.08%	$27,574	0.85%	4.44%	1.02%	4.27%	27%
1.21	23,905	0.85	5.25	1.01	5.09	41
6.02	28,364	0.85	4.38	1.01	4.22	102
4.80	30,655	0.85	4.07	1.01	3.91	110
0.23	38,296	0.75	3.88	1.03	3.60	113
1.69	48,426	0.75	3.39	1.05	3.09	118

9.20%	$745,964	0.70%	4.60%	0.77%	4.53%	27%
1.26	724,531	0.70	5.39	0.76	5.33	41
6.20	766,932	0.70	4.53	0.76	4.47	102
4.98	752,984	0.70	4.22	0.76	4.16	110
0.34	899,175	0.60	4.03	0.78	3.85	113
1.85	1,074,624	0.60	3.55	0.80	3.35	118

First American Funds 2009 Semiannual Report   65

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Distributions	Distributions		Net Asset
	Value	Net	Gains	Total from	from Net	from Net	from		Value
	Beginning	Investment	(Losses) on	Investment	Investment	Realized	Return of	Total	End of
	of Period	Income	Investments	Operations	Income	Gains	Capital	Distributions	Period

Short Term Bond Fund[1]
Class A
2009[2]	$9.66	$0.18	$0.29	$0.47	$(0.19)	$—	$—	$(0.19)	$9.94
2009[3]	9.89	0.46	(0.26)	0.20	(0.43)	—	—	(0.43)	9.66
2008[3]	9.90	0.45	(0.03)	0.42	(0.43)	—	—	(0.43)	9.89
2007[3]	9.83	0.36	0.09	0.45	(0.38)	—	—	(0.38)	9.90
2006[4]	9.93	0.23	(0.06)	0.17	(0.27)	—	—	(0.27)	9.83
2005[5]	10.11	0.27	(0.16)	0.11	(0.29)	—	— [7]	(0.29)	9.93
Class C
2009[6]	$9.95	$0.04	$0.02	$0.06	$(0.04)	$—	$—	$(0.04)	$9.97
Class Y
2009[2]	$9.67	$0.18	$0.29	$0.47	$(0.19)	$—	$—	$(0.19)	$9.95
2009[3]	9.89	0.48	(0.25)	0.23	(0.45)	—	—	(0.45)	9.67
2008[3]	9.91	0.46	(0.03)	0.43	(0.45)	—	—	(0.45)	9.89
2007[3]	9.83	0.37	0.10	0.47	(0.39)	—	—	(0.39)	9.91
2006[4]	9.93	0.24	(0.06)	0.18	(0.28)	—	—	(0.28)	9.83
2005[5]	10.11	0.28	(0.16)	0.12	(0.29)	—	(0.01)	(0.30)	9.93

Total Return Bond Fund[1]
Class A
2009[2]	$9.01	$0.28	$1.15	$1.43	$(0.29)	$—	$—	$(0.29)	$10.15
2009[3]	9.90	0.64	(0.74)	(0.10)	(0.63)	(0.16)	—	(0.79)	9.01
2008[3]	9.83	0.49	0.05	0.54	(0.47)	—	—	(0.47)	9.90
2007[3]	9.86	0.45	(0.02)	0.43	(0.46)	—	—	(0.46)	9.83
2006[4]	10.18	0.31	(0.33)	(0.02)	(0.30)	—	—	(0.30)	9.86
2005[5]	10.25	0.43	(0.07)	0.36	(0.43)	—	—	(0.43)	10.18
Class B
2009[2]	$8.97	$0.24	$1.14	$1.38	$(0.25)	$—	$—	$(0.25)	$10.10
2009[3]	9.86	0.58	(0.74)	(0.16)	(0.57)	(0.16)	—	(0.73)	8.97
2008[3]	9.80	0.41	0.05	0.46	(0.40)	—	—	(0.40)	9.86
2007[3]	9.82	0.38	(0.02)	0.36	(0.38)	—	—	(0.38)	9.80
2006[4]	10.14	0.25	(0.32)	(0.07)	(0.25)	—	—	(0.25)	9.82
2005[5]	10.21	0.35	(0.07)	0.28	(0.35)	—	—	(0.35)	10.14
Class C
2009[2]	$8.96	$0.24	$1.14	$1.38	$(0.25)	$—	$—	$(0.25)	$10.09
2009[3]	9.84	0.58	(0.73)	(0.15)	(0.57)	(0.16)	—	(0.73)	8.96
2008[3]	9.78	0.42	0.04	0.46	(0.40)	—	—	(0.40)	9.84
2007[3]	9.80	0.37	(0.01)	0.36	(0.38)	—	—	(0.38)	9.78
2006[4]	10.12	0.25	(0.32)	(0.07)	(0.25)	—	—	(0.25)	9.80
2005[5]	10.20	0.35	(0.07)	0.28	(0.36)	—	—	(0.36)	10.12
Class R
2009[2]	$9.07	$0.19	$1.20	$1.39	$(0.27)	$—	$—	$(0.27)	$10.19
2009[3]	9.95	0.62	(0.73)	(0.11)	(0.61)	(0.16)	—	(0.77)	9.07
2008[3]	9.88	0.47	0.05	0.52	(0.45)	—	—	(0.45)	9.95
2007[3]	9.90	0.43	(0.02)	0.41	(0.43)	—	—	(0.43)	9.88
2006[4]	10.23	0.30	(0.34)	(0.04)	(0.29)	—	—	(0.29)	9.90
2005[5]	10.29	0.41	(0.07)	0.34	(0.40)	—	—	(0.40)	10.23
Class Y
2009[2]	$9.01	$0.29	$1.14	$1.43	$(0.30)	$—	$—	$(0.30)	$10.14
2009[3]	9.89	0.66	(0.73)	(0.07)	(0.65)	(0.16)	—	(0.81)	9.01
2008[3]	9.83	0.52	0.04	0.56	(0.50)	—	—	(0.50)	9.89
2007[3]	9.85	0.47	(0.01)	0.46	(0.48)	—	—	(0.48)	9.83
2006[4]	10.17	0.33	(0.33)	—	(0.32)	—	—	(0.32)	9.85
2005[5]	10.24	0.46	(0.07)	0.39	(0.46)	—	—	(0.46)	10.17

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Commenced operations on October 28, 2009. All ratios for the period October 28, 2009 to December 31, 2009 have been annualized, except total return and portfolio turnover.

[7]	Includes a tax return of capital of less than $0.01.

[8]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

66   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
		Ratio of	Investment	to Average	to Average
	Net Assets	Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[8]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.84%	$83,623	0.75%	3.57%	1.04%	3.28%	27%
2.22	65,704	0.74	4.87	1.06	4.55	54
4.30	59,933	0.74	4.48	1.05	4.17	55
4.60	66,722	0.75	3.61	1.04	3.32	47
1.75	78,771	0.75	3.11	1.04	2.82	60
1.08	97,863	0.75	2.68	1.05	2.38	64

0.58%	$844	1.60%	2.47%	1.79%	2.28%	27%

4.91%	$479,991	0.60%	3.71%	0.79%	3.52%	27%
2.48	315,024	0.59	5.02	0.81	4.80	54
4.35	257,403	0.59	4.62	0.80	4.41	55
4.86	311,131	0.60	3.74	0.79	3.55	47
1.87	454,665	0.60	3.26	0.79	3.07	60
1.23	625,392	0.60	2.83	0.80	2.63	64

15.86%	$17,719	0.96%	5.65%	1.13%	5.48%	56%
0.16	13,948	1.00	7.58	1.13	7.45	147
5.51	15,567	0.99	4.87	1.11	4.75	124
4.36	13,198	1.00	4.48	1.13	4.35	180
(0.17)	15,522	1.00	4.14	1.17	3.97	166
3.57	19,113	1.00	4.20	1.25	3.95	285

15.37%	$1,653	1.75%	4.87%	1.88%	4.74%	56%
(0.58)	1,719	1.75	6.84	1.88	6.71	147
4.65	2,384	1.74	4.13	1.86	4.01	124
3.69	2,272	1.75	3.74	1.88	3.61	180
(0.74)	3,657	1.75	3.40	1.92	3.23	166
2.81	4,395	1.75	3.45	2.00	3.20	285

15.52%	$3,941	1.75%	4.85%	1.88%	4.72%	56%
(0.48)	2,778	1.75	6.77	1.88	6.64	147
4.66	3,673	1.74	4.22	1.86	4.10	124
3.70	1,792	1.75	3.73	1.88	3.60	180
(0.74)	2,501	1.75	3.40	1.92	3.23	166
2.71	2,858	1.75	3.46	2.00	3.21	285

15.49%	$398	1.25%	3.78%	1.38%	3.65%	56%
0.02	681	1.25	7.39	1.38	7.26	147
5.22	293	1.24	4.66	1.36	4.54	124
4.20	219	1.25	4.22	1.44	4.03	180
(0.44)	14	1.25	4.05	1.57	3.73	166
3.40	3	1.25	3.98	1.65	3.58	285

15.99%	$649,870	0.75%	5.87%	0.88%	5.74%	56%
0.52	633,108	0.75	7.77	0.88	7.64	147
5.67	1,069,211	0.74	5.15	0.86	5.03	124
4.73	851,513	0.75	4.71	0.88	4.58	180
0.02	378,338	0.75	4.43	0.92	4.26	166
3.83	278,777	0.75	4.43	1.00	4.18	285

First American Funds 2009 Semiannual Report   67

Financial Highlights   For a share outstanding throughout the indicated periods.

			Realized and
	Net Asset		Unrealized		Distributions	Net Asset
	Value	Net	Gains	Total from	from Net	Value
	Beginning	Investment	(Losses) on	Investment	Investment	End of
	of Period	Income	Investments	Operations	Income	Period

U.S. Government Mortgage Fund[1]
Class A
2009[2]	$9.78	$0.20	$0.28	$0.48	$(0.21)	$10.05
2009[3]	10.14	0.50	(0.34)	0.16	(0.52)	9.78
2008[3]	10.22	0.47	(0.07)	0.40	(0.48)	10.14
2007[3]	10.18	0.46	0.05	0.51	(0.47)	10.22
2006[4]	10.53	0.33	(0.32)	0.01	(0.36)	10.18
2005[5]	10.72	0.41	(0.14)	0.27	(0.46)	10.53
Class B
2009[2]	$9.80	$0.16	$0.28	$0.44	$(0.17)	$10.07
2009[3]	10.16	0.42	(0.34)	0.08	(0.44)	9.80
2008[3]	10.24	0.40	(0.08)	0.32	(0.40)	10.16
2007[3]	10.20	0.38	0.05	0.43	(0.39)	10.24
2006[4]	10.54	0.27	(0.31)	(0.04)	(0.30)	10.20
2005[5]	10.74	0.33	(0.15)	0.18	(0.38)	10.54
Class C
2009[2]	$9.74	$0.16	$0.28	$0.44	$(0.17)	$10.01
2009[3]	10.10	0.42	(0.33)	0.09	(0.45)	9.74
2008[3]	10.18	0.40	(0.08)	0.32	(0.40)	10.10
2007[3]	10.15	0.38	0.04	0.42	(0.39)	10.18
2006[4]	10.49	0.27	(0.31)	(0.04)	(0.30)	10.15
2005[5]	10.68	0.33	(0.14)	0.19	(0.38)	10.49
Class R
2009[2]	$9.76	$0.19	$0.28	$0.47	$(0.20)	$10.03
2009[3]	10.12	0.47	(0.34)	0.13	(0.49)	9.76
2008[3]	10.21	0.46	(0.10)	0.36	(0.45)	10.12
2007[3]	10.17	0.43	0.06	0.49	(0.45)	10.21
2006[4]	10.51	0.31	(0.31)	—	(0.34)	10.17
2005[5]	10.72	0.37	(0.14)	0.23	(0.44)	10.51
Class Y
2009[2]	$9.78	$0.21	$0.28	$0.49	$(0.22)	$10.05
2009[3]	10.14	0.52	(0.34)	0.18	(0.54)	9.78
2008[3]	10.22	0.50	(0.08)	0.42	(0.50)	10.14
2007[3]	10.19	0.48	0.05	0.53	(0.50)	10.22
2006[4]	10.53	0.35	(0.31)	0.04	(0.38)	10.19
2005[5]	10.73	0.43	(0.14)	0.29	(0.49)	10.53

[1]	Per share data calculated using average shares outstanding method.

[2]	For the six-month period ended December 31, 2009 (unaudited). All ratios have been annualized, except total return and portfolio turnover.

[3]	For the period July 1 to June 30 in the fiscal year indicated.

[4]	For the nine-month period October 1, 2005 to June 30, 2006. Effective in 2006, the fund’s fiscal year-end was changed from September 30 to June 30. All ratios for the period have been annualized, except total return and portfolio turnover.

[5]	For the period October 1 to September 30 in the fiscal year indicated.

[6]	Total return does not reflect sales charges. Total return would have been lower had certain expenses not been waived.

The accompanying notes are an integral part of the financial statements.

68   First American Funds 2009 Semiannual Report

					Ratio of Net
				Ratio of	Investment
			Ratio of Net	Expenses	Income
			Investment	to Average	to Average
	Net Assets	Ratio of Expenses	Income	Net Assets	Net Assets	Portfolio
Total	End of	to Average	to Average	(Excluding	(Excluding	Turnover
Return[6]	Period (000)	Net Assets	Net Assets	Waivers)	Waivers)	Rate

4.91%	$10,537	0.94%	3.92%	1.25%	3.61%	133%
1.74	10,149	0.95	5.10	1.23	4.82	331
3.90	11,295	0.95	4.60	1.18	4.37	325
5.07	13,785	0.95	4.41	1.16	4.20	303
0.09	16,059	0.95	4.27	1.11	4.11	220
2.59	24,504	0.95	3.80	1.08	3.67	251

4.51%	$2,702	1.69%	3.18%	2.00%	2.87%	133%
0.98	3,014	1.70	4.36	1.98	4.08	331
3.12	3,737	1.70	3.86	1.93	3.63	325
4.26	4,920	1.70	3.66	1.91	3.45	303
(0.38)	6,595	1.70	3.52	1.86	3.36	220
1.72	7,926	1.70	3.05	1.83	2.92	251

4.54%	$2,004	1.69%	3.18%	2.00%	2.87%	133%
0.99	2,120	1.70	4.36	1.98	4.08	331
3.14	2,259	1.70	3.86	1.93	3.63	325
4.19	3,077	1.70	3.67	1.91	3.46	303
(0.38)	5,127	1.70	3.52	1.86	3.36	220
1.82	6,585	1.70	3.05	1.83	2.92	251

4.79%	$545	1.19%	3.74%	1.50%	3.43%	133%
1.49	2,386	1.20	4.87	1.48	4.59	331
3.54	1,585	1.20	4.44	1.43	4.21	325
4.82	204	1.20	4.17	1.41	3.96	303
0.04	7	1.20	4.04	1.51	3.73	220
2.18	3	1.20	3.42	1.48	3.14	251

5.04%	$84,720	0.69%	4.18%	1.00%	3.87%	133%
2.00	96,256	0.70	5.35	0.98	5.07	331
4.16	123,436	0.70	4.85	0.93	4.62	325
5.23	133,960	0.70	4.66	0.91	4.45	303
0.38	140,407	0.70	4.52	0.86	4.36	220
2.75	158,230	0.70	4.05	0.83	3.92	251

First American Funds 2009 Semiannual Report   69

Notes toFinancial Statements	unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

1 >	Organization

Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund (each a “fund” and collectively, the “funds”) are mutual funds offered by First American Investment Funds, Inc. (“FAIF”), which is a member of the First American Family of Funds. As of December 31, 2009, FAIF offered 41 funds, including the funds listed above. FAIF is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. FAIF’s articles of incorporation permit the funds’ board of directors to create additional funds in the future. Each fund is a diversified open-end management investment company.

The funds may offer Class A, Class C, Class R, and Class Y shares. Class A shares of Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund are sold with a front-end sales charge of 2.25%. Class A shares of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund are sold with a front-end sales charge of 4.25%. Class C shares may be subject to a contingent deferred sales charge for 12 months, and will not convert to Class A shares. Class R shares have no sales charge and are offered only through certain tax-deferred retirement plans. Class Y shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Class C and Class R shares are not currently offered by Intermediate Term Bond Fund. Class R shares are not currently offered by Short Term Bond Fund. Prior to the close of business on June 30, 2008, each fund except Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund offered Class B shares. Subsequent to that additional investments are allowed in Class B shares, except through permitted exchanges and any reinvested dividends. Class B shares are subject to a contingent deferred sales charge for six years and automatically convert to Class A shares after eight years.

The funds’ prospectus provides descriptions of each fund’s investment objective, principal investment strategies, and principal risks. All classes of shares in a fund have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that certain fees, including distribution and shareholder servicing fees, may differ among classes. Each class has exclusive voting rights on any matters relating to that class’ servicing or distribution arrangements.

2 >	Summary of Significant Accounting Policies

The significant accounting policies followed by the funds are as follows:

SECURITY VALUATIONS – Security valuations for the funds’ investments are furnished by an independent pricing service that has been approved by the funds’ board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the Nasdaq national market system) are stated at the last quoted sales price if readily available for such securities on each business day. For securities traded on the Nasdaq national market system, the funds utilize the Nasdaq Official Closing Price which compares the last trade to the bid/ask range of a security. If the last trade falls within the bid/ask range, then that price will be the closing price. If the last trade is outside the bid/ask range, and falls above the ask, the ask price will be the closing price. If the last trade is below the bid, the bid will be the closing price. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Investments in open-end mutual funds are valued at their respective net asset values on the valuation date. Investments in closed-end mutual funds are valued at their reported closing prices on the national securities exchange on which they trade.

Debt obligations exceeding 60 days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service, but where an active market exists, are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely used quotation system. Debt obligations with 60 days or less remaining until maturity will be valued at their amortized cost, which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents.

The following investment vehicles, when held by a fund, are priced as follows: Exchange listed futures and options on futures are priced at their last sale price on the exchange on which they are principally traded, as determined by FAF Advisors, Inc. (“FAF Advisors”), on the day the valuation is made. If there were no sales on that day, futures and options on futures will be valued at the last reported bid price. Options on securities, indices, and

70   First American Funds 2009 Semiannual Report

currencies traded on Nasdaq or listed on a stock exchange, whether domestic or foreign, are valued at the last sale price on Nasdaq or on any exchange on the day the valuation is made. If there were no sales on that day, the options will be valued at the last sale price on the previous valuation date. Last sale prices are obtained from an independent pricing service. Forward contracts (other than foreign currency forward contracts), swaps, and over-the-counter options on securities, indices, and currencies are valued at the quotations received from an independent pricing service, if available. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s exchange rate, and the 30-, 60-, 90-, 180-, and 360-day forward rates provided by an independent pricing service.

When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the funds’ board of directors. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased and sold. If events occur that materially affect the value of securities (including non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange, the securities will be valued at fair value. Price movements in futures contracts and ADRs (American Depositary Receipts), and various other indices, may be reviewed in the course of making a good faith determination of a security’s fair value. The use of fair value pricing by a fund may cause the net asset value of its shares to differ significantly from net asset value that would be calculated without regard to such considerations. As of December 31, 2009, High Income Bond Fund held fair value securities with a value of $1,342, or 0.4%, of total net assets.

Generally accepted accounting principles (“GAAP”) require disclosures regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or technique. These principles establish a three-tier fair value hierarchy for inputs used in measuring fair value. Fair value inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments). Generally, the types of securities included in Level 3 of a fund are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management’s fair value procedures established by the funds’ board of directors.

The valuation levels are not necessarily an indication of the risk associated with investing in these investments.

As of December 31, 2009, each fund’s investments were classified as follows:

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Core Bond Fund
Corporate Bonds	$—	$650,805	$9,484	$660,289
U.S. Government Agency Mortgage-Backed Securities	—	264,376	—	264,376
Asset-Backed Securities	—	253,513	10,360	263,873
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	51,039	—	51,039
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	—	38,901	—	38,901
U.S. Government & Agency Securities	—	19,780	—	19,780
Preferred Stock	240	—	—	240
Short-Term Investments	181,983	2,974	—	184,957

Total Investments	$182,223	$1,281,388	$19,844	$1,483,455

High Income Bond Fund
High Yield Corporate Bonds	$—	$261,531	$9,091	$270,622
Investment Grade Corporate Bonds	—	18,862	—	18,862
Convertible Securities	3,309	7,072	—	10,381
Preferred Stocks	9,777	—	—	9,777
Exchange-Traded Funds	7,215	—	—	7,215
Closed-End Funds	4,587	—	—	4,587
Common Stocks	2,637	—	242	2,879
Asset-Backed Securities	—	6	1,100	1,106
Short-Term Investments	63,306	200	—	63,506

Total Investments	$90,831	$287,671	$10,433	$388,935

First American Funds 2009 Semiannual Report   71

Notes toFinancial Statements	unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

Inflation Protected Securities Fund
U.S. Government & Agency Securities	$—	$129,713	$—	$129,713
Corporate Bonds	—	8,221	322	8,543
Asset-Backed Securities	—	5,608	—	5,608
U.S. Government Agency Mortgage-Backed Security	—	1,512	—	1,512
Municipal Bond	—	727	—	727
Convertible Security	155	—	—	155
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	—	127	—	127
Exchange-Traded Fund	88	—	—	88
Preferred Stock	18	—	—	18
Short-Term Investments	48,763	420	—	49,183

Total Investments	$49,024	$146,328	$322	$195,674

Intermediate Government Bond Fund
U.S. Government & Agency Securities	$—	$83,543	$—	$83,543
Asset-Backed Securities	—	4,838	—	4,838
U.S. Government Agency Mortgage-Backed Securities	—	2,585	—	2,585
Corporate Bonds	—	1,053	—	1,053
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Security	—	1,011	—	1,011
Short-Term Investments	32,862	80	—	32,942

Total Investments	$32,862	$93,110	$—	$125,972

Intermediate Term Bond Fund
Corporate Bonds	$—	$440,996	$—	$440,996
Asset-Backed Securities	—	161,496	9,538	171,034
U.S. Government & Agency Securities	—	51,536	—	51,536
U.S. Government Agency Mortgage-Backed Securities	—	47,007	3,524	50,531
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	—	20,435	—	20,435
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	13,074	—	13,074
Municipal Bond	—	1,549	—	1,549
Preferred Stocks	114	—	—	114
Short-Term Investments	138,006	1,074	—	139,080

Total Investments	$138,120	$737,167	$13,062	$888,349

Short Term Bond Fund
Corporate Bonds	$—	$222,942	$1,941	$224,883
Asset-Backed Securities	—	165,988	5,872	171,860
U.S. Government Agency Mortgage-Backed Securities	—	66,446	2,506	68,952
U.S. Government & Agency Securities	—	44,696	—	44,696
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	—	24,104	—	24,104
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	18,052	—	18,052
Short-Term Investments	63,391	684	—	64,075

Total Investments	$63,391	$542,912	$10,319	$616,622

Total Return Bond Fund
Corporate Bonds	$—	$424,250	$5,798	$430,048
Asset-Backed Securities	—	91,100	6,039	97,139
U.S. Government Agency Mortgage-Backed Securities	—	74,608	—	74,608
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	22,740	—	22,740
Preferred Stocks	2,494	—	—	2,494
U.S. Government & Agency Securities	—	2,155	—	2,155
Municipal Bond	—	1,463	—	1,463
Convertible Security	—	1,125	—	1,125
Short-Term Investments	104,170	4,849	—	109,019

Total Investments	$106,664	$622,290	$11,837	$740,791

72   First American Funds 2009 Semiannual Report

				Total
Fund	Level 1	Level 2	Level 3	Fair Value

U.S. Government Mortgage Fund
U.S. Government Agency Mortgage-Backed Securities	$—	$84,242	$470	$84,712
Asset-Backed Securities	—	8,981	—	8,981
Collateralized Mortgage Obligation – Private Mortgage-Backed Securities	—	4,368	—	4,368
U.S. Government & Agency Securities	—	2,008	—	2,008
Collateralized Mortgage Obligation – U.S. Government Agency Mortgage-Backed Securities	—	1,754	—	1,754
Corporate Bond	—	556	—	556
Short-Term Investments	29,263	300	—	29,563

Total Investments	$29,263	$102,209	$470	$131,942

As of December 31, 2009, each fund’s investments in other financial instruments* were classified as follows:

				Total Unrealized
				Appreciation
Fund	Level 1	Level 2	Level 3	(Depreciation)

Core Bond Fund	$1,425	$3,505	$—	$4,930
Inflation Protected Securities Fund	(288)	10	—	(278)
Intermediate Government Bond Fund	(27)	—	—	(27)
Intermediate Term Bond Fund	(914)	3	—	(911)
Short Term Bond Fund	834	(40)	—	794
Total Return Bond Fund	2,951	3,637	—	6,588
U.S. Government Mortgage Fund	(72)	(22)	—	(94)

*	Other financial instruments are derivative instruments such as futures and swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

			Inflation	Intermediate			U.S.
	Core	High Income	Protected	Term	Short Term	Total Return	Government
	Bond	Bond	Securities	Bond	Bond	Bond	Mortgage
	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Balance as of June 30, 2009	$27,756	$4,741	$84	$12,824	$9,564	$7,668	$—
Accrued discounts/premiums	43	85	2	—	2	53	—
Realized gain (loss)	179	2	—	—	—	—	—
Net change in unrealized appreciation or depreciation	1,154	(29)	15	499	275	809	—
Net purchases (sales)	(12,050)	5,634	221	(261)	2,478	3,307	470
Transfers in and/or out of Level 3	2,762	—	—	—	(2,000)	—	—
Balance as of December 31, 2009	$19,844	$10,433	$322	$13,062	$10,319	$11,837	$470

Net change in unrealized appreciation or depreciation during the period of Level 3 securities as of December 31, 2009	1,039	(29)	15	425	232	809	—

SECURITY TRANSACTIONS AND INVESTMENT INCOME – For financial statement purposes, the funds record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes. The resulting gain/loss is calculated as the difference between the sales price and the underlying cost of the security on the transaction date.

DISTRIBUTIONS TO SHAREHOLDERS – Distributions from net investment income are declared daily and are payable in cash or reinvested in additional shares of the fund at net asset value on the last business day of each month. Any net realized capital gains on sales of a fund’s securities are distributed to shareholders at least annually.

FEDERAL TAXES – Each fund is treated as a separate taxable entity. Each fund intends to continue to qualify as a regulated investment company as provided in Subchapter M of the Internal Revenue Code, as amended, and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income or excise taxes is required.

As of December 31, 2009, the funds did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.

Net investment income and net realized gains (losses) may differ for financial statement and tax purposes because of temporary or permanent book-to-tax differences. These differences are primarily due to deferred wash sale and

First American Funds 2009 Semiannual Report   73

Notes toFinancial Statements	unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

straddle losses, paydowns on pass through obligations, expiration of capital loss carryforwards, tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark-to-market adjustments under Section 311(e) of the Taxpayer Relief Act of 1997. To the extent these differences are permanent, reclassifications are made to the appropriate capital accounts in the fiscal period that the differences arise.

The character of distributions made during the year from net investment income may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which the amounts are distributed may differ from the year that the income was recorded by the fund. The distributions paid during the six-month period ended December 31, 2009 (estimated) and fiscal year ended June 30, 2009 (adjusted by dividends payable as of December 31, 2009 and June 30, 2009 ) were as follows:

	December 31, 2009

	Ordinary	Long-Term
Fund	Income	Gain

Core Bond Fund	$36,082	$—
High Income Bond Fund	11,691	—
Inflation Protected Securities Fund	766	—
Intermediate Government Bond Fund	2,473	708
Intermediate Term Bond Fund	18,290	—
Short Term Bond Fund	8,831	—
Total Return Bond Fund	21,209	—
U.S. Government Mortgage Fund	2,390	—

	June 30, 2009

	Ordinary	Long Term	Return of	Total
Fund	Income	Gain	Capital	Income

Core Bond Fund	$87,252	$—	$—	$87,252
High Income Bond Fund	20,185	—	—	20,185
Inflation Protected Securities Fund	9,065	—	2,773	11,838
Intermediate Government Bond Fund	2,682	—	—	2,682
Intermediate Term Bond Fund	40,934	—	—	40,934
Short Term Bond Fund	14,988	—	—	14,988
Total Return Bond Fund	74,167	188	—	74,355
U.S. Government Mortgage Fund	6,869	—	—	6,869

As of June 30, 2009, the funds’ most recently completed fiscal year-end, the components of accumulated earnings (deficit) on a tax basis were as follows:

			Accumulated		Total
	Undistributed	Undistributed	Capital and	Unrealized	Accumulated
	Ordinary	Long Term	Post-October	Appreciation	Earnings
Fund	Income	Capital Gains	Losses	Depreciation	Deficit

Core Bond Fund	$5,530	$—	$(54,556)	$(111,201)	$(160,227)
High Income Bond Fund	1,252	—	(47,326)	(22,156)	(68,230)
Inflation Protected Securities Fund	—	—	(14,948)	(7,300)	(22,248)
Intermediate Government Bond Fund	1,858	255	—	590	2,703
Intermediate Term Bond Fund	2,541	—	(22,888)	(35,900)	(56,247)
Short Term Bond Fund	1,016	—	(17,740)	(11,127)	(27,851)
Total Return Bond Fund	4,845	—	(79,025)	(85,353)	(159,533)
U.S. Government Mortgage Fund	296	—	(11,796)	(6,432)	(17,932)

The difference between book and tax basis unrealized appreciation (depreciation) is primarily due to the tax deferral of losses on wash sales and straddles, tax mark-to-market adjustments for certain derivatives in accordance with IRC Section 1256, and tax mark-to-market adjustments made under Section 311(e) of the Taxpayer Relief Act of 1997.

74   First American Funds 2009 Semiannual Report

As of June 30, 2009, the following funds had capital loss carryforwards, which, if not offset by subsequent capital gains, will expire on the fund’s fiscal year-ends as follows:

	Expiration Year

Fund	2010	2011	2012	2013	2014	2015	2016	2017	Total

Core Bond Fund	$—	$—	$—	$—	$—	$994	$—	$25,107	$26,101
High Income Bond Fund	—	1,250	—	—	—	—	1,453	26,214	28,917
Inflation Protected Securities Fund	—	—	—	—	256	5,928	953	4,724	11,861
Intermediate Term Bond Fund	—	—	—	—	—	3,607	—	11,744	15,351
Short Term Bond Fund	—	—	—	1,315	8,101	7,433	—	839	17,688
Total Return Bond Fund	—	—	—	—	—	—	—	41,302	41,302
U.S. Government Mortgage Fund	—	—	3,145	1,293	555	1,629	2,446	165	9,233

Certain funds incurred a loss for tax purposes for the period from November 1, 2008 to June 30, 2009. As permitted by tax regulations, the funds intend to elect to defer and treat these losses as arising in the fiscal year ending June 30, 2010. The following funds had deferred losses:

Fund	Amount

Core Bond Fund	$28,455
High Income Bond Fund	18,409
Inflation Protected Securities Fund	3,087
Intermediate Term Bond Fund	7,537
Short Term Bond Fund	52
Total Return Bond Fund	37,723
U.S. Government Mortgage Fund	2,563

DERIVATIVES – The funds may invest in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. The funds’ investments objectives allow the funds to enter into various types of derivative contracts, including, but not limited to, futures contracts, foreign exchange contracts, credit default swaps, interest rate swaps, total return swaps, currency swaps, and purchased and written options. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the funds to gains or losses in excess of the amounts shown on the Statements of Assets and Liabilities.

FUTURES TRANSACTIONS – The funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. In order to gain exposure or protect against changes in the market and to maintain sufficient liquidity to meet redemption requests, each fund may enter into futures contracts. Upon entering into a futures contract, the fund is required to deposit cash or pledge U.S. Government securities. The margin required for a futures contract is set by the exchange on which the contract is traded. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying security or securities, are made or received by the fund each day (daily variation margin) and are recorded as unrealized gains (losses) until the contract is closed. When the contract is closed, the fund records a realized gain (loss) equal to the difference between the proceeds from (or cost of) the closing transaction and the fund’s basis in the contract.

Risks of entering into futures contracts, in general, include the possibility that there will not be a perfect price correlation between the futures contracts and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that a fund could lose more than the original margin deposit required to initiate a futures transaction. These contracts involve market risk in excess of the amount reflected in the fund’s Statement of Assets and Liabilities. Unrealized gains (losses) on outstanding positions in futures contracts held at the close of the year will be recognized as capital gains (losses) for federal income tax purposes.

As of December 31, 2009, the following funds had outstanding futures contracts as disclosed in their Schedule of Investments: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Government Bond Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

SWAP AGREEMENTS – The funds may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The funds may enter into credit default, interest rate, and total return swap agreements to manage exposure to credit and interest rate risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are marked-to-market daily based upon quotations from market makers and the change in value, if any, is recorded as unrealized gain or loss in the Statement of Operations. Payments received or made at the beginning of the measurement period are reflected on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap agreement is recorded as realized gain or loss in the Statements of

First American Funds 2009 Semiannual Report   75

Notes toFinancial Statements   unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

Operations. Net periodic payments received by the funds are included as part of interest from unaffiliated investments on the Statements of Operations. Entering into these agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and that there may be unfavorable changes in interest rates.

Credit Default Swaps

The funds are subject to credit risk in the normal course of pursuing their investment objectives. Each fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a default or other credit event for the reference entity or index. As a seller of protection on credit default swap agreements, a fund will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a fund would effectively add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index.

If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference entity, other deliverable obligations or underlying securities comprising the reference index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference entity or underlying securities comprising the reference index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end are disclosed in the footnotes to the Schedules of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular reference entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the reference entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of December 31, 2009 for which a fund is the seller of protection are disclosed in the footnotes to the Schedules of Investments. These potential amounts would be partially offset by any recovery values of the respective reference entity or index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same reference entity or entities. As of December 31, 2009, the following funds had outstanding credit default swap agreements as disclosed in their Schedule of Investments: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund.

Interest Rate Swaps

The funds are subject to interest rate risk exposure in the normal course of pursuing their investment objectives. Because the funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To help hedge against this risk and to maintain its ability to generate income at prevailing market rates, each fund may enter into interest rate swap contracts. Interest rate swap agreements involve the exchange by a fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.

76   First American Funds 2009 Semiannual Report

Certain forms of interest rate swap agreements may include: (i) interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”, (ii) interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified rate, or “floor”, (iii) interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels, (iv) callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date, (v) spreadlocks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark, or (vi) basis swap, under which two parties can exchange variable interest rates based on different money markets.

The funds’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty. As of December 31, 2009, the following funds had outstanding interest rate swap agreements: Core Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund.

Total Return Swaps

Certain funds may enter into total return swap agreements. In a total return swap, one party agrees to pay the other the “total return” of a defined underlying asset during a specified period, in return for periodic payments based on a fixed or variable interest rate (or, less frequently, the total return from other underlying assets). A total return swap may be applied to any underlying asset but is most commonly used with equity indices, single stocks, bonds and defined baskets of loans and mortgages. To the extent the total return of the underlying asset exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. As of December 31, 2009, no funds had outstanding total return swap agreements.

Currency Swaps.

Certain funds may enter into currency swaps. A currency swap is an agreement between two parties to exchange equivalent fixed amounts in two different currencies for a fixed period of time. The exchange of currencies at the inception date of the contract takes place at the current spot rate. Such an agreement may provide that, for the duration of the swap, each party pays interest to the other on the received amount at an agreed upon fixed or floating interest rate. When the contract ends, the parties re-exchange the currencies at the initial exchange rate, a specified rate, or the then current spot rate. Some currency swaps may not provide for exchanging currencies, but only for exchanging interest cash flows. As of December 31, 2009, no funds had outstanding currency swap agreements.

OPTIONS TRANSACTIONS – The funds may utilize options in an attempt to manage market or business risk or enhance returns. When a call or put option is written, an amount equal to the premium received is recorded as a liability. The liability is marked-to-market daily to reflect the current market value of the option written. When a written option expires, a gain is realized in the amount of the premium originally received. If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction. If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option. As of December 31, 2009, no funds held written options.

Options purchased are recorded as investments and marked-to-market daily to reflect the current market value of the option contract. If an option purchased expires, a loss is realized in the amount of the cost of the option. If a closing transaction is entered into, a gain or loss is realized to the extent that the proceeds from the sale are greater or less than the cost of the option. If a purchased put option is exercised, a gain or loss is realized from the sale of the underlying security by adjusting the proceeds from such sale by the amount of the premium originally paid. If a purchased call option is exercised, the cost of the security purchased upon exercise is increased by the premium originally paid. As of December 31, 2009, no funds held purchased options.

For the six-month period ended December 31, 2009, the quarterly average gross notional amounts of the derivatives held by the funds were:

			Credit	Interest
	Futures/	Futures/	Default	Rate	Options	Options
Fund	Long	Short	Swaps	Swaps	Written – Call	Written – Put

Core Bond Fund	$151,724	$146,596	$34,431	$57,000	$—	$—
High Income Bond Fund	36,300	—	—	—	—	—
Inflation Protected Securities Fund	12,564	387	1,300	7,000	—	—

First American Funds 2009 Semiannual Report   77

Notes toFinancial Statements   unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

			Credit	Interest
	Futures/	Futures/	Default	Rate	Options	Options
Fund	Long	Short	Swaps	Swaps	Written – Call	Written – Put

Intermediate Government Bond Fund	4,721	1,802	—	—	—	—
Intermediate Term Bond Fund	131,875	20,769	8,657	31,333	—	—
Short Term Bond Fund	68,080	40,805	21,900	21,333	—	—
Total Return Bond Fund	14,214	162,147	47,735	37,000	331	236
U.S. Government Mortgage Fund	3,110	3,869	—	1,000	—	—

As of December 31, 2009, the funds’ fair values of derivative instruments categorized by risk exposure were classified as follows:

			Inflation	Intermediate	Intermediate	Short	Total	U.S.
	Statement of	Core	Protected	Government	Term	Term	Return	Government
	Assets and Liabilities	Bond	Securities	Bond	Bond	Bond	Bond	Mortgage
	Location	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Asset Derivatives
Foreign Exchange Contracts	Receivables, Net Assets – Unrealized Appreciation*	$—	$—	$	$—	$—	$20	$—
Interest Rate Contracts	Receivables, Net Assets – Unrealized Appreciation*	2,483	30	49	231	974	4,692	—
Credit Contracts	Receivables, Unrealized Appreciation	4,006	66	—	287	129	2,159	—

Balance as of December 31, 2009		$6,489	$96	$49	$518	$1,103	$6,871	$—

Liability Derivatives
Foreign Exchange Contracts	Payables, Net Assets – Unrealized Depreciation*	$—	$—	$	$—	$—	$34	$
Interest Rate Contracts	Payables, Net Assets – Unrealized Depreciation*	1,559	374	76	1,429	309	249	94

Balance as of December 31, 2009		$1,559	$374	$76	$1,429	$309	$283	$94

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the footnotes to the funds’ Schedule of Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six-month period ended December 31, 2009:

Amount of realized gain (loss) on derivatives recognized in income:

Core Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$(694)	$(52)	$(746)
Credit Contracts	—	1,888	1,888
Foreign Exchange Contracts	203	—	203

High Income Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$67	$—	$67

Inflation Protected Securities Fund	Futures	Swaps	Total

Interest Rate Contracts	$485	$—	$485
Credit Contracts	—	25	25
Foreign Exchange Contracts	46	—	46

Intermediate Government Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$57	$—	$57

Intermediate Term Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$1,580	$(41)	$1,539
Credit Contracts	—	645	645

Short Term Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$—	$(17)	$(17)
Credit Contracts	(93)	732	639
Foreign Exchange Contracts	22	—	22

78   First American Funds 2009 Semiannual Report

Total Return Bond Fund	Options	Futures	Swaps	Total

Interest Rate Contracts	$972	$(6,693)	$(169)	$(5,890)
Credit Contracts	—	—	3,469	3,469
Foreign Exchange Contracts	—	1,273	—	1,273

U.S. Government Mortgage Fund	Futures	Swaps	Total

Interest Rate Contracts	$44	$(16)	$28

Change in unrealized appreciation (depreciation) on derivatives recognized in income:

Core Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$2,397	$(284)	$2,113
Credit Contracts	—	2,564	2,564
Foreign Exchange Contracts	178	—	178

High Income Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$8	$—	$8

Inflation Protected Securities Fund	Futures	Swaps	Total

Interest Rate Contracts	$(292)	$(29)	$(292)
Credit Contracts	—	182	153

Intermediate Government Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$(27)	$—	$(27)

Intermediate Term Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$242	$(176)	$66
Credit Contracts	—	360	360

Short Term Bond Fund	Futures	Swaps	Total

Interest Rate Contracts	$986	$(115)	$871
Credit Contracts	—	281	281
Foreign Exchange Contracts	29	—	29

Total Return Bond Fund	Options	Futures	Swaps	Total

Interest Rate Contracts	$(88)	$4,135	$(108)	$3,939
Credit Contracts	—	—	3,388	3,388
Foreign Exchange Contracts	—	495	—	495

U.S. Government Mortgage Fund	Futures	Swaps	Total

Interest Rate Contracts	$(77)	$5	$(72)

INFLATION-INDEXED BONDS – The funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.

FOREIGN CURRENCY TRANSLATION – The books and records of Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, and Total Return Bond Fund relating to the funds’ non-U.S. dollar denominated investments are maintained in U.S. dollars on the following basis:

•	market value of investment securities, assets, and liabilities are translated at the current rate of exchange; and

•	purchases and sales of investment securities, income, and expenses are translated at the relevant rates of exchange prevailing on the respective dates of such transactions.

The funds do not isolate the portion of gains and losses on investments in debt securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of debt securities. The funds isolate the

First American Funds 2009 Semiannual Report   79

Notes toFinancial Statements   unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the federal income tax regulations. Such amounts are categorized as foreign currency gain(loss) for both financial reporting and income tax reporting purposes.

The funds report certain foreign currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

For the six-month period ended December 31, 2009, Inflation Protected Securities Fund and Total Return Bond Fund had non-U.S. dollar denominated investments with a total value of $2,128 and $19,031 or 1.4% and 2.8%, respectively, of total net assets.

SECURITIES PURCHASED ON A WHEN-ISSUED BASIS – Delivery and payment for securities that have been purchased by a fund on a when-issued or forward-commitment basis can take place up to a month or more after the transaction. Such securities do not earn interest, are subject to market fluctuations, and may increase or decrease in value prior to their delivery. Each fund segregates assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a when-issued or forward-commitment basis may increase the volatility of a fund’s net asset value if the fund makes such purchases while remaining substantially fully invested. As of December 31, 2009, Core Bond Fund, Intermediate Term Bond, Short Term Bond, Total Return Bond Fund, and U.S. Government Mortgage Fund had when-issued or forward-commitment securities outstanding with a total cost of $35,944, $3,522, $2,505, $16,477 and $25,700, respectively.

In connection with the ability to purchase securities on a when-issued basis, each fund may also enter into dollar rolls in which the fund sells securities purchased on a forward-commitment basis and simultaneously contracts with a counterparty to repurchase similar (same type, coupon, and maturity), but not identical securities on a specified future date. As an inducement for the fund to “rollover” its purchase commitments, the fund receives negotiated amounts in the form of reductions of the purchase price of the commitment. Dollar rolls are considered a form of leverage. As of and for the six-month period ended December 31, 2009, the funds had no outstanding dollar roll transactions.

ILLIQUID OR RESTRICTED SECURITIES – A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the fund. Illiquid securities may be valued under methods approved by the funds’ board of directors as reflecting fair value. Each fund intends to invest no more than 15% of its total net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the funds’ board of directors as reflecting fair value. Certain restricted securities eligible for resale to qualified institutional investors, including Rule 144A securities, are not subject to the limitation on a fund’s investment in illiquid securities if they are determined to be liquid in accordance with procedures adopted by the funds’ board of directors. As of December 31, 2009, Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, Total Return Bond Fund, and U.S. Government Mortgage Fund had investments in illiquid securities with a total value of $17,691, $1,730, $1,514, $7,117, $2,246, $15,242, and $2,243, respectively, or 1.3%, 0.5%, 1.0%, 0.9%, 0.4% 2.3%, and 2.2%, respectively, of total net assets.

Information concerning illiquid securities, including restricted securities considered to be illiquid, is as follows:

		Dates	Cost
Core Bond Fund	Par	Acquired	Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$42	10/02	$42
Banc of America Funding, Series 2007-4, Class 1A2	1,871	9/07	1,795
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	3,165	10/07	2,992
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ	4,950	4/08	3,849
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	4,353	2/07	4,231
Greenwich Capital Commercial Funding, Series 2007-GG11, Class AJ	5,400	10/07	5,425
GS Mortgage Securities II, Series 2006-RR2, Class A1	4,288	7/06	4,206
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	762	5/09	171
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	3,102	10/07	2,960
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	4,945	9/07	4,963
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	5,184	11/07	5,207
Westam Mortgage Financial, Series 11, Class A	42	9/97	41

80   First American Funds 2009 Semiannual Report

	Shares/	Dates	Cost
High Income Bond Fund	Par	Acquired	Basis

American Home Mortgage Investments, Series B	10	7/07	$190
Exum, Series 2007-1A, Class C	$1,054	2/07-12/09	1,054
Exum, Series 2007-2A, Class C	$1,080	4/07-12/09	1,080
Georgia Gulf	14	10/09	182
Green Tree Financial, Series 1998-1, Class A4	$6	5/99	6
Newark Group	$800	6/05	765
Viatel Holding Bermuda	1	6/08	—	*

*	Due to the presentation of the financial statements in thousands, the number rounds to zero.

		Date	Cost
Inflation Protected Securities Fund	Par	Acquired	Basis

Greenwich Capital Commercial Funding, Series 2007-GG11, Class AJ	$1,670	10/07	$1,678
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	1,000	10/07	1,006
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	500	11/07	502

		Date	Cost
Intermediate Term Bond Fund	Par	Acquired	Basis

Amresco Residential Security Mortgage, Series 1997-3, Class A9	$28	10/02	$29
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	1,470	10/07	1,390
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AJ	2,145	4/08	1,675
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	2,348	2/07	2,283
Contimortgage Home Equity Loan Trust, Series 1997-2, Class A9	21	10/02	22
Green Tree Financial, Series 1996-9, Class A5	90	4/00	89
Greenwich Capital Commercial Funding, Series 2007-GG11, Class AJ	2,345	10/07	2,356
GS Mortgage Securities II, Series 2006-RR2, Class A1	2,233	7/06	2,190
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	1,455	10/07	1,388
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class AJ	2,315	9/07	2,323
Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class AJ	505	11/07	507
Westam Mortgage Financial, Series 11, Class A	20	11/97	20

		Date	Cost
Short Term Bond Fund	Par	Acquired	Basis

Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	$1,241	2/07	$1,207
Equivantage Home Equity Loan Trust, Series 1996-1, Class A	21	2/99	21
Equivantage Home Equity Loan Trust, Series 1996-4, Class A	178	1/00	175
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	1,974	5/06	1,913
IMC Home Equity Loan Trust, Series 1998-3, Class A7	1,318	10/02	1,382

		Date	Cost
Total Return Bond Fund	Par	Acquired	Basis

Bank of America Alternative Loan Trust Series 2007-1, Class 2A2	$2,216	9/07	$2,169
Bear Stearns Commercial Mortgage Securities, Series 2007-T28, Class D	1,780	10/07	1,683
Citigroup Commercial Mortgage Trust Series 2008-C7, Class AJ	1,595	4/08	1,244
Commercial Mortgage Pass-Through Certificates, Series 2004-RS1, Class A	2,184	2/07	2,123
Greenwich Capital Commercial Funding Series 2007-GG11, Class AJ	3,255	10/07	3,270
GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	134	5/01	134
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	2,707	12/06	2,801
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	2,199	5/06	2,087
GSR Mortgage Loan Trust, Series 2005-AR1, Class B1	2,018	5/06	1,956
GS Mortgage Securities II, Series 2006-RR2, Class A1	1,507	7/06	1,478
Impac Secured Assets, Series 2000-3, Class M1	2,409	3/08	2,062
LG Electronics	785	6/05	781
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class C	1,730	10/07	1,651
Wachovia Bank Commercial Mortgage Trust Series 2007-C33, Class AJ	2,745	9/07	2,755
Wachovia Bank Commercial Mortgage Trust Series 2007-C34, Class AJ	2,905	11/07	2,918

		Date	Cost
U.S. Government Mortgage Fund	Par	Acquired	Basis

GRMT Mortgage Loan Trust, Series 2001-1A, Class M1	$45	9/02	$46
GSMPS Mortgage Loan Trust, Series 2003-1, Class B1	897	12/06	928
GSR Mortgage Loan Trust, Series 2005-4F, Class B1	1,319	5/06	1,252
Impac Secured Assets, Series 2000-3, Class M1	414	3/08	355
Residential Accredit Loans, Series 2003-QS12, Class M1	703	11/05	685

SECURITIES LENDING – In order to generate additional income, each fund may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each fund’s policy is to receive collateral from the borrower in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. If the value of the securities on loan increases, additional collateral is received from the borrower. As with other extensions or credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially. U.S. Bank National Association (“U.S. Bank”), the parent company of the funds’ advisor, serves as the securities lending agent for the funds in

First American Funds 2009 Semiannual Report   81

Notes toFinancial Statements   unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

transactions involving the lending of portfolio securities on behalf of the funds. U.S. Bank acts as the securities lending agent pursuant to, and subject to compliance with conditions contained in, an exemptive order issued by the Securities and Exchange Commission (“SEC”). U.S. Bank receives fees as a percentage of each fund’s net income from securities lending transactions. Collateral for securities on loan is invested in a money market fund administered by FAF Advisors and FAF Advisors receives an administration fee equal to 0.02% of such fund’s average daily net assets in this money market fund. Securities lending fees paid to U.S. Bank by the funds during the six-month period ended December 31, 2009, were as follows:

Fund	Amount

Core Bond Fund	$34
High Income Bond Fund	32
Inflation Protected Securities Fund	16
Intermediate Government Bond	5
Intermediate Term Bond Fund	25
Short Term Bond Fund	16
Total Return Bond Fund	15
U.S. Government Mortgage Fund	2

Income from securities lending is recorded on the Statement of Operations as securities lending income net of fees paid to U.S. Bank.

EXPENSES – Expenses that are directly related to one of the funds are charged directly to that fund. Other operating expenses are allocated to the funds on several bases, including evenly across all funds, allocated based on relative net assets of all funds within the First American Family of Funds, or a combination of both methods. Class specific expenses, such as distribution fees and shareholder servicing fees, are borne by that class. Income, other expenses, and realized and unrealized gains and losses of a fund are allocated to each respective class in proportion to the relative net assets of each class.

INTERFUND LENDING PROGRAM – Pursuant to an exemptive order issued by the SEC, the funds, along with other registered investment companies in the First American Family of Funds, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating funds. The funds did not have any interfund lending transactions during the six-month period ended December 31, 2009.

DEFERRED COMPENSATION PLAN – Under a Deferred Compensation Plan (the “Plan”), non-interested directors of the First American Family of Funds may participate and elect to defer receipt of part or all of their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of selected open-end First American Funds, as designated by each director. All amounts in the Plan are 100% vested and accounts under the Plan are obligations of the funds. Deferred amounts remain in the funds until distributed in accordance with the Plan.

USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS – The preparation of financial statements, in conformity with U.S. generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

EVENTS SUBSEQUENT TO FISCAL YEAR END – Management has evaluated fund related events and transactions that occurred subsequent to December 31, 2009, through February 22, 2010, the date of issuance of the funds’ financial statements. There were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the funds’ financial statements.

3 >	Fees and Expenses

INVESTMENT ADVISORY FEES – Pursuant to an investment advisory agreement (the “Agreement”), FAF Advisors manages each fund’s assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each fund to pay FAF Advisors a monthly fee based upon average daily net assets. The annual fee for each fund is as follows:

Fund

Core Bond Fund	0.50%
High Income Bond Fund	0.70
Inflation Protected Securities Fund	0.50
Intermediate Government Bond Fund	0.50
Intermediate Term Bond Fund	0.50
Short Term Bond Fund	0.50
Total Return Bond Fund	0.60
U.S. Government Mortgage Fund	0.50

FAF Advisors has agreed to waive fees and reimburse other fund expenses at least through June 30, 2010, so that total fund operating expenses, as a percentage of average daily net assets, do not exceed the following amounts:

	Share Class

Fund	A		B	C	R	Y

Core Bond Fund	0.95%		1.70%	1.70%	1.20%	0.70%
High Income Bond Fund	1.10		1.85	1.85	1.35	0.85
Inflation Protected Securities Fund	0.85		NA	1.60	1.10	0.60
Intermediate Government Bond Fund[1]	0.75		NA	1.60	1.10	0.60
Intermediate Term Bond Fund	0.85		NA	NA	NA	0.70
Short Term Bond Fund[2]	0.75		NA	1.60	NA	0.60
Total Return Bond Fund	0.89	*	1.75	1.75	1.25	0.75
U.S. Government Mortgage Fund	0.95		1.70	1.70	1.20	0.70

NA = Not Applicable

[1]	The fund began offering Class C and Class R on October 28, 2009.

[2]	The fund began offering Class C on October 28, 2009.

*	Prior to October 28, 2009, FAF Advisors had contractually agreed to waive fees and reimburse other fund expenses so that the total annual

82   First American Funds 2009 Semiannual Report

Class A operating expenses after waivers by the advisor and the distributor, did not exceed 1.00% of average daily net assets.

The funds may invest in related money market funds that are series of First American Funds, Inc., subject to certain limitations. In order to avoid the payment of duplicative investment advisory fees to FAF Advisors, which acts as the investment advisor to both the investing funds and the related money market funds, FAF Advisors will reimburse each investing fund an amount equal to that portion of FAF Advisors’ investment advisory fee received from the related money market funds that is attributable to the assets of the investing fund. This reimbursement, if any, is included in “Fee waivers” in the Statements of Operations.

ADMINISTRATION FEES – FAF Advisors serves as the funds’ administrator pursuant to an administration agreement between FAF Advisors and the funds. U.S. Bancorp Fund Services, LLC (“USBFS”) serves as sub-administrator pursuant to a sub-administration agreement between USBFS and FAF Advisors. FAF Advisors is a subsidiary of U.S. Bank. Both U.S. Bank and USBFS are direct subsidiaries of U.S. Bancorp. Under the administration agreement, FAF Advisors is compensated to provide, or compensates other entities to provide, services to the funds. These services include various legal, oversight, administrative, and accounting services. The funds pay FAF Advisors administration fees, which are calculated daily and paid monthly, equal to each fund’s pro rata share of an amount equal, on a annual basis, to 0.25% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds up to $8 billion, 0.235% on the next $17 billion of the aggregate average daily net assets, 0.22% on the next $25 billion of the aggregate average daily net assets, and 0.20% of the aggregate average daily net assets in excess of $50 billion. All fees paid to the sub-administrator are paid from the administration fee. In addition to these fees, the funds may reimburse FAF Advisors and the sub-administrator for any out-of-pocket expenses incurred in providing administration services.

TRANSFER AGENT FEES – USBFS serves as the funds’ transfer agent pursuant to a transfer agent agreement with FAIF. The funds are charged transfer agent fees on a per shareholder account basis, subject to a minimum fee per share class. These fees are charged to each fund based upon the number of accounts within that fund. In addition to these fees, the funds may reimburse USBFS for out-of-pocket expenses incurred in providing transfer agent services.

CUSTODIAN FEES – U.S. Bank serves as the custodian for each fund pursuant to a custodian agreement with FAIF. The custodian fee charged for each fund is equal to an annual rate of 0.005% of average daily net assets. All fees are computed daily and paid monthly.

Under the custodian agreement, interest earned on uninvested cash balances is used to reduce a portion of each fund’s custodian expenses. These credits, if any, are disclosed as “Indirect payments from custodian” in the Statements of Operations. Conversely, the custodian charges a fee for any cash overdrafts incurred, which increases the fund’s custodian expenses.

For the six-month period ended December 31, 2009, custodian fees were not increased as a result of overdrafts and were not decreased as a result of interest earned.

DISTRIBUTION AND SHAREHOLDER SERVICING (12B-1) FEES – Quasar Distributors, LLC (“Quasar”), a subsidiary of U.S. Bancorp, serves as the distributor of the funds pursuant to a distribution agreement with FAIF. Under the distribution agreement, and pursuant to a plan adopted by each fund under rule 12b-1 of the Investment Company Act, each fund pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25%, 1.00%, 1.00%, and 0.50% of each fund’s average daily net assets of the Class A, Class B, Class C, and Class R shares, respectively. No distribution or shareholder servicing fees are paid by Class Y shares. These fees may be used by Quasar to provide compensation for sales support, distribution activities, and/or shareholder servicing activities.

Quasar is currently waiving a portion of its 12b-1 fees for Class A shares, limiting its fees to 0.15% of average daily net assets for Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund. Effective October 28, 2009, FAF Advisors is waiving an additional amount of Class A 12b-1 fees equal to 0.11% of average daily net assets of Class A shares for Total Return Bond Fund.

For the six-month period ended December 31, 2009, total distribution and shareholder servicing fees waived by Quasar for the funds included in this semiannual report were as follows:

Fund	Amount

Intermediate Government Bond Fund	$5
Intermediate Term Bond Fund	13
Short Term Bond Fund	38

Under the distribution and shareholder servicing agreement, the following amounts were retained by affiliates of FAF Advisors for the six-month period ended December 31, 2009:

Fund	Amount

Core Bond Fund	$70
High Income Bond Fund	16
Inflation Protected Securities Fund	17
Intermediate Government Bond Fund	2
Intermediate Term Bond Fund	11
Short Term Bond Fund	30
Total Return Bond Fund	23
U.S. Government Mortgage Fund	16

OTHER FEES AND EXPENSES – In addition to the investment advisory fees, administration fees, transfer agent fees,

First American Funds 2009 Semiannual Report   83

Notes toFinancial Statements   unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

custodian fees, and distribution and shareholder servicing fees, each fund is responsible for paying other operating expenses, including: legal, auditing, registration fees, postage and printing of shareholder reports, fees and expenses of independent directors, insurance, and other miscellaneous expenses. For the six-month period ended December 31, 2009, legal fees and expenses of $18 were paid to a law firm of which an Assistant Secretary of the funds is a partner.

CONTINGENT DEFERRED SALES CHARGES – A contingent deferred sales charge (“CDSC”) is imposed on redemptions made in the Class B shares. The CDSC varies depending on the number of years from time of payment for the purchase of Class B shares until the redemption of such shares. Class B shares automatically convert to Class A shares after eight years.

CDSC as a Percentage
of Dollar Amount
Year Since Purchase	Subject to Charge

First	5.00%
Second	5.00
Third	4.00
Fourth	3.00
Fifth	2.00
Sixth	1.00
Seventh	—
Eighth	—

A CDSC of 1.00% is imposed on redemptions made in Class C shares for the first 12 months.

The CDSC for Class B shares and Class C shares is imposed on the value of the purchased shares, or the value at the time of redemption, whichever is less.

For the six-month period ended December 31, 2009, total front-end sales charges and CDSCs retained by affiliates of FAF Advisors for distributing the funds’ shares were as follows:

Fund	Amount

Core Bond Fund	$39
High Income Bond Fund	23
Inflation Protected Securities Fund	46
Intermediate Term Bond Fund	38
Short Term Bond Fund	145
Total Return Bond Fund	45
U.S. Government Mortgage Fund	9

4 >	Capital Share Transactions

FAIF has 372 billion shares of $0.0001 par value capital stock authorized. Capital share transactions for the funds were as follows:

					Inflation
	Core		High Income		Protected
	Bond Fund		Bond Fund		Securities Fund

		Year		Year		Year
	Six-Month Period	Ended	Six-Month Period	Ended	Six-Month Period	Ended
	Ended 12/31/09	6/30/09	Ended 12/31/09	6/30/09	Ended 12/31/09	6/30/09

Class A:
Shares issued	593	1,052	1,056	2,674	220	345
Shares issued in lieu of cash distributions	160	415	112	238	3	12
Shares redeemed	(635)	(1,968)	(696)	(2,143)	(112)	(113)

Total Class A transactions	118	(501)	472	769	111	244

Class B:
Shares issued	4	40	20	19	—	—
Shares issued in lieu of cash distributions	10	35	7	24	—	—
Shares redeemed	(128)	(212)	(84)	(146)	—	—

Total Class B transactions	(114)	(137)	(57)	(103)	—	—

Class C:
Shares issued	45	100	94	76	289	141
Shares issued in lieu of cash distributions	6	18	13	41	2	1
Shares redeemed	(75)	(154)	(92)	(162)	(13)	(31)

Total Class C transactions	(24)	(36)	15	(45)	278	111

Class R:
Shares issued	7	16	6	15	8	34
Shares issued in lieu of cash distributions	1	2	1	1	1	5
Shares redeemed	(10)	(4)	(8)	(1)	(6)	(22)

Total Class R transactions	(2)	14	(1)	15	3	17

Class Y:
Shares issued	12,162	50,362	12,978	9,209	1,573	4,880
Shares issued in lieu of cash distributions	946	2,469	106	259	17	224
Shares redeemed	(28,381)	(60,581)	(2,897)	(7,617)	(5,495)	(14,964)

Total Class Y transactions	(15,273)	(7,750)	10,187	1,851	(3,905)	(9,860)

Net increase (decrease) in capital shares	(15,295)	(8,410)	10,616	2,487	(3,513)	(9,488)

84   First American Funds 2009 Semiannual Report

	Intermediate
	Government		Intermediate Term		Short Term
	Bond Fund		Bond Fund		Bond Fund

		Year		Year		Year
	Six-Month Period	Ended	Six-Month Period	Ended	Six-Month Period	Ended
	Ended 12/31/09	6/30/09	Ended 12/31/09	6/30/09	Ended 12/31/09	6/30/09

Class A:
Shares issued	264	1,743	406	346	2,224	1,786
Shares issued in lieu of cash distributions	27	24	48	120	109	205
Shares redeemed	(585)	(1,330)	(248)	(806)	(721)	(1,253)

Total Class A transactions	(294)	437	206	(340)	1,612	738

Class C:[1]
Shares issued	—	—	—	—	84	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class C transactions	—	—	—	—	84	—

Class R:[1]
Shares issued	—	—	—	—	—	—
Shares issued in lieu of cash distributions	—	—	—	—	—	—
Shares redeemed	—	—	—	—	—	—

Total Class R transactions	—	—	—	—	—	—

Class Y:
Shares issued	1,673	12,740	10,409	21,980	22,995	14,211
Shares issued in lieu of cash distributions	200	155	451	1,202	186	398
Shares redeemed	(3,407)	(8,797)	(13,512)	(24,094)	(7,507)	(8,043)

Total Class Y transactions	(1,534)	4,098	(2,652)	(912)	15,674	6,566

Net increase (decrease) in capital shares	(1,828)	4,535	(2,446)	(1,252)	17,370	7,304

[1]	Class C and Class R shares were not offered by Intermediate Government Bond Fund, Intermediate Term Bond Fund, and Short Term Bond Fund during the fiscal year ended June 30, 2009. Intermediate Government Bond Fund began offering Class C and Class R shares on October 28, 2009. Short Term Bond Fund began offering Class C shares on October 28, 2009.

	Total Return		U.S. Government
	Bond Fund		Mortgage Fund

		Year		Year
	Six-Month Period	Ended	Six-Month Period	Ended
	Ended 12/31/09	6/30/09	Ended 12/31/09	6/30/09

Class A:
Shares issued	445	468	85	221
Shares issued in lieu of cash distributions	37	112	18	46
Shares redeemed	(284)	(605)	(93)	(343)

Total Class A transactions	198	(25)	10	(76)

Class B:
Shares issued	6	26	1	12
Shares issued in lieu of cash distributions	4	16	4	13
Shares redeemed	(38)	(92)	(45)	(85)

Total Class B transactions	(28)	(50)	(40)	(60)

Class C:
Shares issued	100	138	18	45
Shares issued in lieu of cash distributions	7	20	3	8
Shares redeemed	(26)	(221)	(39)	(59)

Total Class C transactions	81	(63)	(18)	(6)

Class R:
Shares issued	10	56	150	194
Shares issued in lieu of cash distributions	1	4	5	10
Shares redeemed	(47)	(14)	(344)	(117)

Total Class R transactions	(36)	46	(189)	87

Class Y:
Shares issued	7,637	34,364	575	1,376
Shares issued in lieu of cash distributions	543	2,723	35	114
Shares redeemed	(14,403)	(74,865)	(2,023)	(3,824)

Total Class Y transactions	(6,223)	(37,778)	(1,413)	(2,334)

Net increase (decrease) in capital shares	(6,008)	(37,870)	(1,650)	(2,389)

First American Funds 2009 Semiannual Report   85

Notes toFinancial Statements   unaudited as to December 31, 2009, all dollars and shares are rounded to thousands (000)

Each fund reserves the right to pay part or all of the proceeds from a redemption request in a proportionate share of readily marketable securities in the fund instead of cash. Class B shares converted to Class A shares (reflected as Class A shares issued and Class B shares redeemed) during the six-month period ended December 31, 2009 and the fiscal year ended June 30, 2009, were as follows:

	Six-Month	Year
	Period Ended	Ended
Fund	12/31/09	6/30/09

Core Bond Fund	92	63
High Income Bond Fund	43	26
Total Return Bond Fund	26	16
U.S. Government Mortgage Fund	11	1

5 >	Investment Security Transactions

During the six-month period ended December 31, 2009, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

	U.S. Government		Other Investment
	Securities		Securities
Fund	Purchases	Sales	Purchases	Sales

Core Bond Fund	$405,920	$492,009	$172,346	$337,662
High Income Bond Fund	23	—	239,502	161,213
Inflation Protected Securities Fund	37,593	72,032	4,755	2,511
Intermediate Government Bond Fund	47,460	67,561	5,905	—
Intermediate Term Bond Fund	79,242	15,678	122,381	196,787
Short Term Bond Fund	93,721	54,315	199,683	66,047
Total Return Bond Fund	265,087	289,779	106,146	180,370
U.S. Government Mortgage Fund	150,817	169,739	3,871	14,862

6 >	Options Written

Transactions in options written for the six-month period ended December 31, 2009, were as follows:

	Put Options Written		Call Options Written
	Number of	Premium	Number of	Premium
Total Return Bond Fund	Contracts	Amount	Contracts	Amount

Balance at June 30, 2009	749	$571	612	$329
Opened	1,240	548	1,233	784
Expired	(103)	(47)	—	—
Closed	(1,886)	(1,072)	(1,845)	(1,113)

Balance at December 31, 2009	—	$—	—	$—

7 >	Concentration of Risks

Core Bond Fund, High Income Bond Fund, Inflation Protected Securities Fund, Intermediate Term Bond Fund, Short Term Bond Fund, and Total Return Bond Fund invest in lower-rated (e.g., rated Ba or lower by Moody’s or BB or lower by Standard & Poor’s or Fitch) corporate and foreign debt obligations, which are commonly referred to as “junk bonds.” Lower-rated securities will usually offer higher yields than higher-rated securities. However, there is more risk associated with these investments. These lower-rated bonds may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. Lower-rated securities tend to have more price volatility and carry more risk to principal than higher-rated securities.

8 >	Indemnifications

The funds enter into contracts that contain a variety of indemnifications. The funds’ maximum exposure under these arrangements is unknown. However, the funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

9 >	Subsequent Event

Effective at the close of business on January 29, 2010, the U.S. Government Mortgage Fund merged with the Intermediate Government Bond Fund. The Intermediate Government Bond Fund is the accounting survivor.

10 >	New Accounting Pronouncements

On January 21, 2010, the Financial Accounting Standards Board issued an Accounting Standard Update for Fair Value Measurements and Disclosures: Improving Disclosures about Fair Value Measurements. The update provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires the funds to disclose i) the input and valuation techniques used to measure fair value, for both recurring and nonrecurring fair value measurements for Level 2 or Level 3 positions ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer and iii) purchases, sales, issuances and settlements on a gross basis in the Level 3 rollforward rather than as one net number. The effective date of the amendment is for interim and annual periods beginning after December 15, 2009, however, the requirement to provide the Level 3 activity for purchases, sales, issuances and settlements on a gross basis will be effective for interim and annual periods beginning after December 15, 2010. At this time management is evaluating the implications of the update and the impact to the financial statements.

86   First American Funds 2009 Semiannual Report

Notice toShareholders	December 31, 2009 (unaudited)

RESULTS OF A SPECIAL MEETING

A special meeting of the shareholders of U.S. Government Mortgage Fund was held on January 21, 2010, for shareholders of record as of November 25, 2009, to vote on the following proposal, the results of which are provided below.

To approve an Agreement and Plan of Reorganization for the fund providing for the reorganization of the fund into Intermediate Government Bond Fund, including the amendment to FAIF’s Amended and Restated Articles of Incorporation necessary to effect the reorganization:

For	Against	Abstain

7,575,981	8,250	39,884

HOW TO OBTAIN A COPY OF THE FUNDS’ PROXY VOTING POLICIES AND PROXY VOTING RECORD

A description of the policies and procedures that the funds use to determine how to vote proxies relating to portfolio securities, as well as information regarding how the funds voted proxies relating to portfolio securities, is available at firstamericanfunds.com and on the Securities and Exchange Commission’s website at www.sec.gov. A description of the funds’ policies and procedures is also available without charge upon request by calling 800.677.FUND.

FORM N-Q HOLDINGS INFORMATION

Each fund is required to file its complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the Securities and Exchange Commission on Form N-Q. The funds’ Forms N-Q are available without charge (1) upon request by calling 800.677.FUND and (2) on the Securities and Exchange Commission’s website at www.sec.gov. In addition, you may review and copy the funds’ Forms N-Q at the Commission’s Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling 800.SEC.0330.

QUARTERLY PORTFOLIO HOLDINGS

Each fund will make portfolio holdings information publicly available by posting the information at firstamericanfunds.com on a quarterly basis. The funds will attempt to post such information within 10 business days of the calendar quarter-end.

First American Funds 2009 Semiannual Report   87

Board of Directors  First American Investment Funds, Inc.

Virginia Stringer

Chairperson of First American Investment Funds, Inc.
Governance Consultant; Chair Emeritus of Saint Paul Riverfront Corporation; former Owner and President of Strategic Management Resources, Inc.

Benjamin Field III

Director of First American Investment Funds, Inc.
Retired; former Senior Financial Advisor, Senior Vice President,
Chief Financial Officer, and Treasurer of Bemis Company, Inc.

Roger Gibson

Director of First American Investment Funds, Inc.
Director of Charterhouse Group, Inc.

Victoria Herget

Director of First American Investment Funds, Inc.
Investment Consultant; Chair of United Educators Insurance Company; former
Managing Director of Zurich Scudder Investments

John Kayser

Director of First American Investment Funds, Inc.
Retired; former Principal, Chief Financial Officer, and Chief Administrative Officer of William Blair & Company, LLC

Leonard Kedrowski

Director of First American Investment Funds, Inc.
Owner and President of Executive and Management Consulting, Inc.

Richard Riederer

Director of First American Investment Funds, Inc.
Owner and Chief Executive Officer of RKR Consultants, Inc.

Joseph Strauss

Director of First American Investment Funds, Inc.
Owner and President of Strauss Management Company

James Wade

Director of First American Investment Funds, Inc.
Owner and President of Jim Wade Homes

First American Investment Funds’ Board of Directors is comprised entirely of independent directors.

First American Funds
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are not intended to be a forecast of future events, a guarantee of future results, or investment advice. Further, there is no assurance that certain securities will remain in or out of each fund’s portfolio. This report is for the information of shareholders of the First American Investment Funds, Inc. It may also be used as sales literature when preceded or accompanied by a current prospectus, which contains information concerning investment objectives, risks, and charges and expenses of the funds. Read the prospectus carefully before investing.
The figures in this report represent past performance and do not guarantee future results. The principal value of an investment and investment return will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

INVESTMENT ADVISOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

ADMINISTRATOR
       FAF Advisors, Inc.
       800 Nicollet Mall
       Minneapolis, Minnesota 55402

TRANSFER AGENT
       U.S. Bancorp Fund Services, LLC
       615 East Michigan Street
       Milwaukee, Wisconsin 53202
CUSTODIAN U.S. Bank National Association 60 Livingston Avenue St. Paul, Minnesota 55101 DISTRIBUTOR Quasar Distributors, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202
INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
       Ernst & Young LLP
       220 South Sixth Street
       Suite 1400
       Minneapolis, Minnesota 55402

COUNSEL
       Dorsey & Whitney LLP
       50 South Sixth Street
       Suite 1500
       Minneapolis, Minnesota 55402

In an attempt to reduce shareholder costs and help eliminate duplication, First American Funds will try to limit their mailing to one report for each address that lists one or more shareholders with the same last name. If you would like additional copies, please call First American Investor Services at 800.677.FUND or visit firstamericanfunds.com.

0058-10  2/2010  SAR-INCOME

Item 2—Code of Ethics
Not applicable to semi-annual report.
Item 3—Audit Committee Financial Expert
Not applicable to semi-annual report.
Item 4—Principal Accountant Fees and Services
Not applicable to semi-annual report.
Item 5—Audit Committee of Listed Registrants
Not applicable.
Item 6—Schedule of Investments
This schedule is included as part of the report to shareholders filed under Item 1 of this Form.
Item 7—Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable.
Item 8—Portfolio Managers of Closed-End Management Investment Companies
Not applicable.
Item 9—Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable.
Item 10—Submission of Matters to a Vote of Security Holders
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item.
Item 11—Controls and Procedures
(a)	The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the date of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported timely.
(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12—Exhibits
(a)(1) Not applicable.
(a)(2) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed as exhibits hereto.
(a)(3) Not applicable.
(b) Certifications of the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 are filed as exhibits hereto.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
First American Investment Funds, Inc.
By: /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: March 1, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By: /s/ Thomas S. Schreier, Jr.

Thomas S. Schreier, Jr.
President
Date: March 1, 2010
By: Charles D. Gariboldi, Jr.

Charles D. Gariboldi, Jr.
Treasurer
Date: March 1, 2010